UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund, Inc.

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

MICHAEL P. LAWLOR, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

JOHN M. LODER, ESQ.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 to March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund, Inc. Schedule of Investments	March 31, 2009

Metropolitan Series Fund, Inc.

Schedule of Investments as of March 31, 2009

BlackRock Aggressive Growth Portfolio	MSF-1
BlackRock Bond Income Portfolio	MSF-4
BlackRock Diversified Portfolio	MSF-12
BlackRock Large Cap Value Portfolio	MSF-21
BlackRock Legacy Large Cap Growth Portfolio	MSF-24
BlackRock Money Market Portfolio	MSF-27
BlackRock Strategic Value Portfolio	MSF-30
Capital Guardian U.S. Equity Portfolio	MSF-33
Davis Venture Value Portfolio	MSF-37
FI Large Cap Portfolio	MSF-40
FI Mid Cap Opportunities Portfolio	MSF-43
FI Value Leaders Portfolio	MSF-46
Harris Oakmark Focused Value Portfolio	MSF-49
Jennison Growth Portfolio	MSF-51
Julius Baer International Stock Portfolio	MSF-53
Lehman Brothers Aggregate Bond Index Portfolio	MSF-59
Loomis Sayles Small Cap Portfolio	MSF-68
Loomis Sayles Small Cap Growth Portfolio	MSF-73
Met/Dimensional International Small Company Portfolio	MSF-76
MetLife Aggressive Allocation Portfolio	MSF-100
MetLife Conservative Allocation Portfolio	MSF-101
MetLife Conservative To Moderate Allocation Portfolio	MSF-102
MetLife Mid Cap Stock Index Portfolio	MSF-103
MetLife Moderate Allocation Portfolio	MSF-110
MetLife Moderate to Aggressive Allocation Portfolio	MSF-111
MetLife Stock Index Portfolio	MSF-112
MFS Total Return Portfolio	MSF-120
MFS Value Portfolio	MSF-130
Morgan Stanley EAFE Index Portfolio	MSF-133
Neuberger Berman Mid Cap Value Portfolio	MSF-143
Oppenheimer Global Equity Portfolio	MSF-146
Russell 2000 Index Portfolio	MSF-149
T. Rowe Price Large Cap Growth Portfolio	MSF-166
T. Rowe Price Small Cap Growth Portfolio	MSF-169
Van Eck Global Natural Resources Portfolio	MSF-175
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-177
Western Asset Management U.S. Government Portfolio	MSF-189
Zenith Equity Portfolio	MSF-195

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE® Index, Barclays Capital sponsors the Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index), Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Metropolitan Series Fund, Inc’s (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life Insurance Company and the Fund.

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—95.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.0%
BE Aerospace, Inc. (a)	1,058,600	$9,178,062
Goodrich Corp.	262,800	9,957,492
Precision Castparts Corp.	77,400	4,636,260

		23,771,814

Biotechnology—0.9%
Martek Biosciences Corp. (a)	283,200	5,168,400

Capital Markets—1.3%
Invesco, Ltd.	542,721	7,522,113

Chemicals—3.7%
Agrium, Inc.	204,700	7,326,213
Airgas, Inc.	138,000	4,665,780
Celanese Corp. (Series A)	714,300	9,550,191

		21,542,184

Commercial & Professional Services—1.5%
Iron Mountain, Inc. (a) (b)	397,700	8,817,009

Commercial Banks—0.7%
KeyCorp.	522,800	4,114,436

Communications Equipment—0.9%
Harris Corp.	174,764	5,057,670

Construction & Engineering—2.1%
Quanta Services, Inc. (a)	581,100	12,464,595

Containers & Packaging—0.9%
Rock-Tenn Co.	186,319	5,039,929

Diversified Financial Services—3.0%
CME Group, Inc.	21,930	5,403,333
MSCI, Inc. (a) (b)	730,900	12,359,519

		17,762,852

Electrical Equipment—2.8%
Ametek, Inc.	526,400	16,460,528

Electronic Equipment, Instruments & Components—1.4%
Amphenol Corp. (Class A)	295,200	8,410,248

Energy Equipment & Services—3.4%
Noble Corp. (b)	343,800	8,282,142
Superior Energy Services, Inc. (a)	369,800	4,766,722
Weatherford International, Ltd.	610,700	6,760,449

		19,809,313

Health Care Equipment & Supplies—3.1%
Hologic, Inc. (a)	649,600	8,503,264
ResMed, Inc. (a)	279,900	9,891,666

		18,394,930

Security Description	Shares	Value

Health Care Providers & Services—9.5%
AmerisourceBergen Corp.	223,100	$7,286,446
Laboratory Corp. of America Holdings (a) (b)	123,400	7,217,666
Lincare Holdings, Inc. (a) (b)	307,700	6,707,860
Magellan Health Services, Inc. (a)	260,000	9,474,400
Medco Health Solutions, Inc. (a)	249,000	10,293,660
Mednax, Inc. (a)	501,200	14,770,364

		55,750,396

Hotels, Restaurants & Leisure—7.1%
Burger King Holdings, Inc. (b)	440,100	10,100,295
Darden Restaurants, Inc. (b)	343,200	11,758,032
Panera Bread Co. (a) (b)	142,500	7,965,750
Scientific Games Corp. (a) (b)	1,009,900	12,229,889

		42,053,966

Household Durables—1.0%
NVR, Inc. (a)	13,800	5,902,950

Household Products—1.4%
Church & Dwight Co., Inc.	161,900	8,456,037

IT Services—6.2%
Genpact, Ltd. (a)	1,214,700	10,762,242
Lender Processing Services, Inc.	441,650	13,518,906
SAIC, Inc. (a)	337,300	6,297,391
TeleTech Holdings, Inc. (a)	552,700	6,018,903

		36,597,442

Life Sciences Tools & Services—1.3%
Thermo Fisher Scientific, Inc. (a)	214,100	7,636,947

Machinery—3.5%
IDEX Corp. (b)	444,004	9,710,367
Joy Global, Inc. (b)	317,200	6,756,360
Oshkosh Corp. (b)	597,100	4,024,454

		20,491,181

Media—2.6%
CKX, Inc. (a) (b)	1,069,400	4,384,540
DreamWorks Animation SKG, Inc. (a)	513,800	11,118,632

		15,503,172

Metals & Mining—0.2%
Century Aluminum Co. (a) (b)	510,698	1,077,573

Oil, Gas & Consumable Fuels—5.5%
Chesapeake Energy Corp.	361,200	6,162,072
Consol Energy, Inc.	328,500	8,291,340
Massey Energy Co. (b)	307,300	3,109,876
Plains Exploration & Production Co. (a)	318,500	5,487,755
Ultra Petroleum Corp. (a)	130,700	4,690,823
Williams Cos., Inc.	427,600	4,866,088

		32,607,954

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-1

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Personal Products—0.7%
Avon Products, Inc.	214,500	$4,124,835

Pharmaceuticals—2.9%
Medicis Pharmaceutical Corp. (b)	436,300	5,397,031
Shire, Plc. (ADR)	331,100	11,899,734

		17,296,765

Professional Services—1.7%
IHS, Inc. (a)	246,000	10,130,280

Semiconductors & Semiconductor Equipment—6.2%
Broadcom Corp. (a) (b)	690,500	13,796,190
Lam Research Corp. (a) (b)	445,700	10,148,589
PMC-Sierra, Inc. (a)	1,991,490	12,705,706

		36,650,485

Software—8.9%
Adobe Systems, Inc. (a)	490,440	10,490,512
Amdocs, Ltd. (a)	759,950	14,074,274
Ansys, Inc. (a)	134,600	3,378,460
CA, Inc.	344,800	6,071,928
Intuit, Inc. (a) (b)	422,900	11,418,300
Salesforce.com, Inc. (a) (b)	211,700	6,928,941

		52,362,415

Specialty Retail—5.3%
Bed Bath & Beyond, Inc. (a) (b)	324,500	8,031,375
GameStop Corp. (Class A) (a) (b)	510,200	14,295,804
The TJX Cos., Inc.	345,600	8,861,184

		31,188,363

Textiles, Apparel & Luxury Goods—0.6%
lululemon athletica, inc. (a) (b)	370,600	3,209,396

Wireless Telecommunication Services—1.3%
American Tower Corp. (Class A) (a)	259,527	7,897,407

Total Common Stock (Identified Cost $822,705,762)		563,273,585

Mutual Funds—1.0%

Exchange Traded Funds—1.0%
iShares Russell Midcap Growth Index Fund	201,400	6,062,140

Total Mutual Funds (Identified Cost $10,276,636)		6,062,140

Short Term Investments—15.4%
Security Description	Shares/Par Amount	Value

Mutual Funds—11.8%
State Street Navigator Securities Lending Prime Portfolio (c)	69,515,903	$69,515,903

Repurchase Agreement—3.6%
State Street Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $21,403,006 on 04/01/09, collateralized by $21,835,000 Federal Home Loan Bank due 05/14/09 with a value of $21,832,817.	$21,403,000	21,403,000

Total Short Term Investments (Identified Cost $90,918,903)		90,918,903

Total Investments—112.0% (Identified Cost $923,901,301) (d)		660,254,628
Liabilities in excess of other assets		(70,636,852)

Net Assets—100%		$589,617,776

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $68,304,035 and the collateral received consisted of cash in the amount of $69,515,903 and non-cash collateral with a value of $400,848. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, these are excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $923,901,301 and the composition of unrealized appreciation and depreciation of investment securities was $20,603,636 and $(284,250,309), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-2

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$638,851,628	$0
Level 2—Other Significant Observable Inputs	21,403,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$660,254,628	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-3

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—111.1% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—0.2%
L-3 Communications Corp.
5.875%, 01/15/15	$370,000	$343,175
6.375%, 10/15/15	650,000	612,625
Northrop Grumman Systems Corp. 7.125%, 02/15/11	1,000,000	1,067,025

		2,022,825

Air Freight & Logistics—0.7%
United Parcel Service, Inc. 3.875%, 04/01/14	8,750,000	8,771,411

Asset Backed—4.3%
ARES CLO Funds (144A) 3.900%, 02/26/16 (a)	1,600,000	80,000
Centex Home Equity 2.572%, 12/25/32 (a)	625,393	69,439
Chase Funding Mortgage Loan Asset-Backed Certificates
5.833%, 04/25/32 (a)	1,248,081	772,050
Chase Issuance Trust 4.230%, 01/15/13 (a)	2,115,000	2,122,201
5.120%, 10/15/14	10,100,000	10,162,817
Chase Manhattan Auto Owner Trust 5.340%, 07/15/10	992,356	996,305
Countrywide Asset-Backed Certificates 0.672%, 07/25/36 (a)	7,273,883	4,635,905
Knollwood CDO, Ltd. (144A) 4.611%, 02/08/39 (a) (b) (c)	616,299	0
Merrill Lynch First Franklin Mortgage Loan Trust
0.642%, 04/25/37 (a)	2,320,314	2,053,497
Nissan Auto Receivables Owner Trust 3.200%, 02/15/13	6,860,000	6,872,321
Option One Mortgage Loan Trust 1.647%, 01/25/33 (a)	273,324	117,281
SLM Student Loan Trust 1.239%, 04/26/21 (a)	3,340,000	3,228,135
2.259%, 10/25/16 (a)	970,000	944,083
2.459%, 01/25/28 (a)	3,620,000	3,497,825
2.859%, 07/25/23 (a)	9,750,000	9,238,125
Structured Asset Investment Loan Trust 3.447%, 04/25/33 (a)	59,325	10,172
Wachovia Auto Owner Trust 5.380%, 03/20/13	8,900,000	8,477,250

		53,277,406

Capital Markets—1.4%
Credit Suisse USA, Inc. 6.125%, 11/15/11	1,600,000	1,629,584
Lehman Brothers Holdings, Inc. 4.800%, 03/13/14 (d)	3,700,000	471,750
6.750%, 12/28/17 (d)	4,775,000	477
7.000%, 09/27/27 (d)	3,350,000	427,125
Morgan Stanley 1.648%, 01/09/12 (a)	2,140,000	1,717,525
5.050%, 01/21/11	6,800,000	6,685,740
5.625%, 01/09/12 (e)	1,290,000	1,241,259

Security Description	Par Amount	Value

Capital Markets—(Continued)
6.250%, 08/28/17	$3,840,000	$3,564,223
The Bear Stearns Cos., LLC 1.486%, 07/19/10 (a)	2,040,000	2,010,149

		17,747,832

Collateralized-Mortgage Obligation—6.7%
Banc of America Alternative Loan Trust 5.500%, 10/25/35	8,206,047	7,008,562
Bear Stearns Adjustable Rate Mortgage Trust
5.478%, 11/25/34 (a)	3,273,742	2,278,396
5.528%, 02/25/47 (a)	1,874,528	907,062
Citicorp Mortgage Securities, Inc. 6.000%, 10/25/36	5,456,377	4,971,051
Citigroup Mortgage Loan Trust, Inc. 5.733%, 03/25/37 (a)	11,221,628	5,692,888
CitiMortgage Alternative Loan Trust 6.000%, 10/25/37	9,649,900	4,481,172
Countrywide Alternative Loan Trust 0.612%, 11/25/36 (a)	1,106,800	972,371
0.735%, 03/20/47 (a)	4,257,677	1,542,136
3.013%, 08/25/46 (a)	12,879	4,636
5.500%, 11/25/35	4,484,735	2,501,643
5.500%, 04/25/37	4,444,242	2,555,842
Countrywide Home Loan Mortgage Pass Through Trust
0.722%, 04/25/46 (a)	1,914,535	681,456
6.500%, 10/25/37	5,426,429	3,001,494
Credit Suisse Mortgage Capital Certificates 6.000%, 10/25/21	2,357,390	1,335,610
6.000%, 02/25/37	3,968,334	2,706,363
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.722%, 02/25/47 (a)	1,506,810	546,031
0.922%, 04/25/35 (a)	2,447,256	1,254,425
GSR Mortgage Loan Trust 0.712%, 08/25/46 (a)	4,300,260	2,232,665
5.243%, 11/25/35 (a)	4,826,113	3,096,488
6.000%, 07/25/37	5,769,505	4,006,200
Harborview Mortgage Loan Trust
0.726%, 12/19/36 (a)	8,416,591	2,942,487
0.866%, 11/19/35 (a)	3,072,932	1,168,640
0.886%, 09/19/35 (a)	489,616	198,437
Indymac INDA Mortgage Loan Trust 5.901%, 09/25/36 (a)	3,169,237	1,690,724
JPMorgan Mortgage Trust 5.433%, 08/25/35 (a)	2,973,213	2,460,000
5.500%, 03/25/22	971,848	721,597
5.875%, 07/25/36	1,153,724	838,253
6.500%, 08/25/36	5,629,923	4,172,461
Merrill Lynch Mortgage Investors, Inc. 5.825%, 05/25/36 (a)	6,606,096	3,152,103
Structured Adjustable Rate Mortgage Loan Trust
5.709%, 04/25/37 (a)	3,574,861	1,749,977
WaMu Mortgage Pass-Through Certificates
2.383%, 06/25/47 (a)	1,853,684	666,158
2.403%, 05/25/47 (a)	2,143,661	799,674
4.500%, 06/25/33	597,567	256,315
4.918%, 08/25/35 (a)	3,441,046	2,121,890

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-4

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Wells Fargo Mortgage Backed Securities Trust
5.500%, 03/25/36	$3,611,995	$2,665,483
5.775%, 04/25/36 (a)	2,903,000	1,480,030
6.000%, 08/25/36	3,740,997	2,977,356
6.097%, 09/25/36 (a)	3,113,293	1,954,235

		83,792,311

Commercial Banks—3.6%
Barclays Bank, Plc. (144A) 5.926%, 12/31/49	2,540,000	851,941
7.434%, 09/29/49 (a)	3,755,000	1,559,940
Eksportfinans A/S 5.500%, 05/25/16	4,100,000	4,325,848
HSBC Bank USA, N.A. 5.875%, 11/01/34	2,300,000	1,975,422
Kreditanstalt fuer Wiederaufbau 3.500%, 03/10/14	11,950,000	12,178,237
Royal Bank of Scotland Group, Plc. 5.050%, 01/08/15	2,300,000	1,509,980
Royal Bank of Scotland Group, Plc. (144A)
6.990%, 10/29/49 (a)	1,905,000	838,200
U.S. Bank, N.A. 4.950%, 10/30/14	2,300,000	2,239,013
UBS AG (Stamford Branch) 5.750%, 04/25/18	5,400,000	4,516,852
5.875%, 12/20/17	7,760,000	6,674,306
Wachovia Bank, N.A. 6.600%, 01/15/38	3,770,000	2,981,523
Wells Fargo & Co. 4.625%, 08/09/10	2,765,000	2,730,404
4.875%, 01/12/11	940,000	929,073
7.980%, 02/28/49 (e)	3,670,000	1,724,900

		45,035,639

Commercial Mortgage-Backed Securities—16.3%
Banc of America Commercial Mortgage, Inc.
4.621%, 07/10/43	5,225,000	4,356,376
4.870%, 12/10/42 (a)	8,450,000	3,873,672
5.356%, 12/10/16	8,305,000	5,894,887
6.186%, 06/11/35	5,530,000	5,313,717
7.333%, 10/15/09	4,944,113	4,965,451
Bear Stearns Commercial Mortgage Securities
4.361%, 06/11/41	842,378	839,374
Chase Commerical Mortgage Securities Corp.
7.319%, 10/15/32	2,091,614	2,114,584
Citigroup Commercial Mortgage Trust
5.431%, 10/15/49	1,230,000	851,353
5.700%, 06/10/17 (a)	3,975,000	1,626,370
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886%, 11/15/44	4,050,000	2,899,032
Commercial Mortgage Pass Through Certificates
5.167%, 06/10/44 (a)	7,050,000	4,309,760
5.816%, 12/10/49 (a)	11,120,000	8,086,445
CS First Boston Mortgage Securities Corp.
3.936%, 05/15/38 (a)	10,000,000	8,621,642

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
CS First Boston Mortgage Securities Corp.
4.889%, 11/15/37 (a)	$2,220,000	$1,006,485
4.940%, 12/15/35	7,295,000	6,883,100
DLJ Commercial Mortgage Corp. 7.180%, 11/10/33	5,771,637	5,884,341
First Union National Bank Commercial Mortgage Trust
7.390%, 12/15/31	8,252,025	8,278,552
First Union National Bank Commercial Mortgage Trust (144A)
7.793%, 12/15/31 (a)	9,412,000	9,377,236
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	5,200,000	4,200,110
GMAC Commercial Mortgage Securities, Inc.
5.134%, 08/10/38 (a)	3,000,000	2,213,762
6.465%, 04/15/34	6,177,807	6,167,933
6.957%, 09/15/35	7,201,522	7,307,166
7.455%, 08/16/33	4,393,193	4,456,764
JPMorgan Chase Commercial Mortgage Securities Corp.
4.922%, 01/15/42 (a)	8,600,000	3,908,156
4.996%, 08/15/42 (a)	2,300,000	1,530,538
4.999%, 10/15/42 (a)	2,580,000	1,282,731
5.804%, 06/15/49 (a)	3,825,000	3,052,997
5.827%, 02/15/51 (a)	3,125,000	2,634,164
5.857%, 10/12/35	5,710,000	5,636,069
JPMorgan Chase Commercial Mortgage Securities Corp. (144A)
4.158%, 01/12/39	4,548,834	3,542,529
LB-UBS Commercial Mortgage Trust
4.071%, 09/15/26	2,447,206	2,380,062
4.559%, 07/17/12 (a)	4,075,000	3,787,569
4.806%, 02/15/40 (a)	3,600,000	1,612,143
5.205%, 04/15/30 (a)	3,575,000	1,608,064
5.430%, 02/17/40 (a)	16,920,000	11,290,692
5.642%, 12/15/25	1,696,330	1,695,278
5.866%, 09/15/45	8,820,000	6,178,317
7.950%, 05/15/25 (a)	5,176,546	5,241,763
LB-UBS Commercial Mortgage Trust (144A)
6.155%, 07/14/16	1,499,014	1,493,447
Morgan Stanley Capital I
5.632%, 04/12/49 (a)	1,390,000	1,156,251
5.693%, 10/15/42	2,695,000	2,430,388
Nomura Asset Securities Corp.
6.590%, 03/15/30	95,827	95,804
Salomon Brothers Mortgage Securities VII, Inc.
6.499%, 10/13/11	5,396,489	5,360,217
6.592%, 12/18/33	5,546,028	5,557,015
TIAA Seasoned Commercial Mortgage Trust 6.085%, 08/15/39 (a)	3,755,000	3,096,147
Wachovia Bank Commercial Mortgage Trust
4.935%, 04/15/42	4,950,000	3,856,503
5.736%, 06/15/49	3,600,000	2,918,066
5.741%, 05/15/43 (a)	9,000,000	6,563,966
5.903%, 02/15/51 (a)	4,300,000	2,638,374
WaMu Commercial Mortgage Securities Trust (144A)
5.150%, 05/25/36	3,937,083	3,905,735

		203,981,097

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-5

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Computers & Peripherals—0.5%
International Business Machines Corp. 7.625%, 10/15/18	$5,200,000	$5,965,409

Consumer Finance—0.4%
SLM Corp. 1.319%, 07/26/10 (a)	5,145,000	3,652,405
5.400%, 10/25/11	2,470,000	1,531,400

		5,183,805

Diversified Financial Services—9.3%
AES Ironwood, LLC 8.857%, 11/30/25	167,480	147,382
AES Red Oak, LLC 9.200%, 11/30/29	85,000	73,950
Anadarko Finance Co. 6.750%, 05/01/11	1,900,000	1,917,197
Atlantic Marine Corps Communities, LLC (144A)
5.343%, 12/01/50	150,000	95,063
BA Master Credit Card Trust 7.000%, 02/15/12	1,125,000	1,142,347
Bank of America Corp. 5.375%, 06/15/14	3,100,000	2,721,651
5.650%, 05/01/18	1,285,000	1,072,037
5.750%, 12/01/17	1,020,000	856,582
6.000%, 09/01/17	2,550,000	2,170,483
8.000%, 12/29/49 (a)	2,670,000	1,069,308
Bank of America, N.A. 6.100%, 06/15/17	1,200,000	869,654
Belvoir Land, LLC (144A) 5.270%, 12/15/47	900,000	555,291
Berkshire Hathaway Finance Corp. 4.750%, 05/15/12 (e)	2,100,000	2,156,032
BP Capital Markets, Plc. 3.125%, 03/10/12	5,445,000	5,467,417
Citigroup, Inc. 5.300%, 10/17/12	7,375,000	6,500,377
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49 (a)	5,320,000	1,971,576
Daimler Finance North America, LLC 7.300%, 01/15/12 (e)	3,800,000	3,642,266
Devon Financing Corp. 6.875%, 09/30/11	2,800,000	2,928,223
General Electric Capital Corp. 1.800%, 03/11/11	11,900,000	11,931,666
5.000%, 11/15/11 (e)	16,940,000	16,845,729
5.000%, 04/10/12 (f)	2,135,000	2,065,583
6.150%, 08/01/37 (f)	1,360,000	1,005,746
6.375%, 11/15/67	3,875,000	1,881,630
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	3,475,000	3,615,387
Goldman Sachs Capital II 5.793%, 12/29/49 (a)	2,435,000	1,013,790
Icahn Enterprises, L.P. 8.125%, 06/01/12	225,000	191,250
Irwin Land, LLC (144A) 5.400%, 12/15/47	1,650,000	1,026,845

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
JPMorgan Chase & Co. 2.200%, 06/15/12 (e)	$10,000,000	$10,079,000
7.900%, 12/31/49 (a)	4,775,000	3,068,606
JPMorgan Chase Bank, N.A. 6.000%, 07/05/17	6,325,000	6,050,786
JPMorgan Chase Capital XXV 6.800%, 10/01/37 (e)	7,435,000	4,923,985
Novartis Securities Investment, Ltd. 5.125%, 02/10/19	3,115,000	3,162,728
Shell International Finance BV 4.000%, 03/21/14	6,350,000	6,439,097
Sprint Capital Corp. 8.375%, 03/15/12	200,000	180,000
Telecom Italia Capital S.A. 4.000%, 01/15/10	2,000,000	1,969,566
5.250%, 11/15/13	850,000	763,331
5.250%, 10/01/15	1,100,000	927,469
Verizon Wireless Capital, LLC (144A) 8.500%, 11/15/18	2,100,000	2,398,874
Wind Acquisition Finance S.A. (144A) 10.750%, 12/01/15	475,000	470,250
ZFS Finance USA Trust I (144A) 6.500%, 05/09/37 (a)	2,130,000	873,300

		116,241,454

Diversified Telecommunication Services—1.5%
AT&T, Inc. 6.500%, 09/01/37 (e)	7,275,000	6,565,120
Cincinnati Bell, Inc. 7.250%, 07/15/13	80,000	76,400
Qwest Communications International, Inc. 7.500%, 02/15/14	810,000	700,650
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14 (e)	350,000	302,750
Qwest Corp. 4.570%, 06/15/13 (a)	415,000	355,862
Verizon Communications, Inc. 8.750%, 11/01/18	8,150,000	9,325,067
Windstream Corp. 8.125%, 08/01/13	1,030,000	1,014,550
8.625%, 08/01/16 (e)	305,000	299,663

		18,640,062

Electric Utilities—0.9%
Elwood Energy, LLC 8.159%, 07/05/26	195,738	149,313
Florida Power & Light Co. 5.625%, 04/01/34	475,000	459,841
5.950%, 02/01/38	1,330,000	1,344,577
Florida Power Corp. 6.400%, 06/15/38	2,850,000	2,977,583
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,650,000	1,425,519
6.500%, 09/15/37	1,900,000	1,757,061

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-6

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Electric Utilities—(Continued)
PECO Energy Co. 4.750%, 10/01/12	$947,000	$940,149
Southern California Edison Co. 5.950%, 02/01/38	1,100,000	1,089,414
Texas Competitive Electric Holdings Co., LLC 10.250%, 11/01/15	3,130,000	1,565,000

		11,708,457

Energy Equipment & Services—0.1%
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14	1,000,000	949,922
Tennessee Gas Pipeline Co. 7.000%, 10/15/28 (e)	500,000	425,328

		1,375,250

Federal Agencies—55.5%
Federal Home Loan Bank 4.500%, 02/01/39	3,723,986	3,805,521
4.500%, 03/01/39	10,225,000	10,448,872
5.000%, 07/01/35	294,004	303,987
5.399%, 05/01/36	7,021,344	7,242,455
5.625%, 06/11/21	14,865,000	16,676,077
Federal Home Loan Mortgage Corp. 2.125%, 03/23/12 (e)	10,200,000	10,277,296
4.500%, TBA	15,000,000	15,431,250
4.777%, 03/01/35 (a)	7,871,890	8,027,718
5.000%, 12/14/18 (e)	6,270,000	6,054,205
5.000%, 02/01/36	830,474	858,673
5.000%, TBA	34,700,000	35,832,623
5.125%, 11/17/17 (e)	7,860,000	8,769,111
5.293%, 07/01/38 (a)	9,281,009	9,554,649
5.294%, 01/15/39 (g)	6,376,016	436,192
5.500%, TBA	11,700,000	12,195,750
5.672%, 01/01/37 (a)	6,112,771	6,334,601
5.894%, 01/15/39 (g)	6,376,016	485,472
5.929%, 06/15/36 (g)	18,819,154	1,566,834
6.000%, 03/15/29	4,663,826	4,791,299
6.000%, TBA	4,300,000	4,502,908
6.014%, 09/15/36 (g)	8,905,932	696,678
9.000%, 12/01/09	173	174
Federal National Mortgage Association 2.000%, 01/09/12 (e)	13,800,000	13,914,991
2.750%, 02/05/14 (e)	11,775,000	11,947,892
2.750%, 03/13/14 (e)	24,000,000	24,286,488
4.000%, TBA	7,500,000	7,624,215
4.500%, 12/01/20	16,355,400	16,939,424
4.500%, 02/01/35	966,413	988,959
4.500%, 03/01/35	662,032	677,477
4.500%, 09/01/35	66,689	68,244
4.500%, 07/01/36	6,994,410	7,163,054
4.500%, 03/01/39	17,860,000	18,271,093
4.500%, TBA	8,700,000	8,955,562
4.953%, 06/01/38 (a)	7,607,254	7,790,638
5.000%, 12/01/32	281,150	291,276
5.000%, 06/01/33	13,607,769	14,087,230

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 5.000%, 07/01/33	$4,218,293	$4,366,921
5.000%, 08/01/33	22,192,881	22,974,835
5.000%, 09/01/33	2,229,508	2,308,064
5.000%, 10/01/33	3,658,483	3,787,388
5.000%, 12/01/33	796,616	824,684
5.000%, 04/01/34	15,437,281	15,966,732
5.000%, 04/25/35	2,216,080	2,320,397
5.000%, 07/01/35	6,706,356	6,936,363
5.000%, 09/01/35	1,321,010	1,367,555
5.000%, 02/01/36	11,236,819	11,620,451
5.000%, 05/01/36	7,327,113	7,577,265
5.000%, 07/01/36 (g)	14,401,779	1,546,076
5.000%, 08/01/36	10,077,364	10,432,433
5.000%, 07/01/37	1,413,905	1,463,723
5.050%, 07/01/38 (a)	7,673,248	7,872,134
5.125%, 01/02/14	7,600,000	7,854,676
5.250%, 08/01/12 (e)	3,100,000	3,245,669
5.250%, 09/15/16 (e)	10,000,000	11,229,770
5.500%, 04/01/17	110,614	116,136
5.500%, 05/01/19	24,248,847	25,459,268
5.500%, 08/01/19	12,920	13,533
5.500%, 03/01/20	381,681	399,064
5.500%, 05/01/20	108,025	112,945
5.500%, 06/01/20	1,222,666	1,283,698
5.500%, 10/01/20	314,330	328,645
5.500%, 06/25/28	1,478,498	1,515,992
5.500%, 07/01/34	23,210	24,162
5.500%, 07/01/36	1,714,564	1,781,673
5.500%, 04/01/37	2,530,210	2,628,707
5.500%, 08/01/37	1,426,494	1,482,024
5.500%, 11/01/37	1,842,292	1,914,009
5.500%, 12/01/37	1,677,096	1,742,382
5.500%, 02/01/38	909,922	945,344
5.500%, 03/01/38	1,539,513	1,599,443
5.500%, 05/01/38	1,117,722	1,161,233
5.500%, 06/01/38	3,725,332	3,870,352
5.500%, 07/01/38	1,011,891	1,051,282
5.500%, 09/01/38	4,620,613	4,800,485
5.500%, 10/01/38	1,391,589	1,445,761
5.500%, 01/01/39	8,555,030	8,887,715
5.748%, 02/25/38 (a) (g)	11,365,234	954,991
6.000%, 03/25/27	5,044,148	5,159,244
6.000%, 02/01/34	2,496,722	2,621,289
6.000%, 08/01/34	2,071,070	2,174,401
6.000%, 04/01/35	12,743,094	13,386,844
6.000%, 08/01/35	394,348	413,453
6.000%, 01/01/36	132,366	138,495
6.000%, 05/01/36	86,708	90,722
6.000%, 06/01/36	6,538,101	6,840,806
6.000%, 11/01/36	3,058,001	3,199,583
6.000%, 12/01/36	3,106,034	3,249,839
6.000%, 06/01/37	393,772	411,735
6.000%, 08/01/37	138,639	144,964
6.000%, 09/01/37	40,602	42,454
6.000%, 10/01/37	6,742,103	7,049,661

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-7

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
6.000%, 03/01/38	$5,373,770	$5,623,317
6.000%, 06/01/38	6,333,434	6,622,350
6.000%, 08/01/38	1,170,771	1,224,178
6.000%, 09/01/38	5,599,334	5,854,762
6.238%, 04/25/37 (a) (g)	22,281,011	1,772,196
6.500%, 11/01/27	166,008	177,031
6.500%, 12/01/29 (a)	1,062,131	1,132,653
9.000%, 04/01/16	14	14
Government National Mortgage Association
4.500%, TBA	36,000,000	36,697,500
5.000%, 10/20/33	7,124,600	7,403,516
5.500%, 04/15/33	333,073	348,150
5.500%, TBA	6,800,000	7,057,122
5.500%, TBA	29,800,000	30,964,137
5.955%, 07/20/37 (a) (g)	16,268,122	1,054,884
5.965%, 11/20/37 (a) (g)	9,760,556	609,347
6.000%, 09/20/33	1,028,969	1,076,999
6.000%, 10/20/33	1,697,472	1,781,135
6.000%, 11/20/33	2,329,594	2,438,333
6.000%, TBA	18,700,000	19,501,942
6.005%, 11/20/37 (a) (g)	7,446,272	431,539
6.005%, 12/20/37 (a) (g)	13,530,956	774,156
6.275%, 03/20/37 (a) (g)	7,830,658	538,021
6.500%, 07/15/28	92,691	98,926
6.500%, 05/15/29	179,805	192,100
6.500%, 12/15/29	3,575	3,819
6.500%, 07/15/32	45,944	48,863
6.500%, 10/15/32	908,971	970,267
6.500%, 11/15/32	322,583	344,355
6.500%, 02/15/33	1,438,380	1,527,462
6.500%, 04/15/33	261,285	274,941
6.500%, 06/15/34	928,898	991,198
6.500%, 08/15/34	7,197,808	7,581,004
6.500%, 09/15/34	9,537	10,030
6.500%, 02/15/35	10,175,090	10,709,835
6.500%, 07/15/35	217,517	228,614
6.500%, 12/15/35	7,807,139	8,215,258
7.500%, 12/15/14	188,634	199,594
8.000%, 11/15/29	31,593	34,358
8.500%, 01/15/17	10,163	10,981
8.500%, 02/15/17	3,651	3,944
8.500%, 03/15/17	7,673	8,290
8.500%, 05/15/17	10,970	11,852
8.500%, 10/15/21	1,238	1,340
8.500%, 11/15/21	4,085	4,423
8.500%, 05/15/22	3,168	3,424
9.000%, 10/15/16	6,557	7,074

		694,001,592

Food & Staples Retailing—0.1%
Delhaize America, Inc. 9.000%, 04/15/31	1,000,000	1,062,852

Food Products—0.6%
Kraft Foods, Inc. 6.125%, 02/01/18	4,245,000	4,254,589

Security Description	Par Amount	Value

Food Products—(Continued)
Kraft Foods, Inc. 6.500%, 08/11/17 (a)	$2,855,000	$2,939,902

		7,194,491

Foreign Government—3.0%
Emirate of Abu Dhabi (144A) 5.500%, 08/02/12	11,600,000	12,450,396
Federal Republic of Germany 4.000%, 01/04/37 (EUR)	870,000	1,166,989
4.250%, 07/04/39 (EUR)	2,100,000	2,973,788
Israel Government AID Bond 5.500%, 12/04/23	4,725,000	5,322,557
Japan Government 1.000%, 11/20/21 (JPY) (a)	1,287,000,000	12,686,337
U.K. Treasury 4.250%, 12/07/49 (GBP)	2,055,000	2,860,912

		37,460,979

Health Care Providers & Services—0.1%
WellPoint, Inc. 5.950%, 12/15/34	1,750,000	1,430,744

Hotels, Restaurants & Leisure—0.0%
Harrah’s Operating Co., Inc. (144A) 10.000%, 12/15/18 (e)	621,000	186,300

Independent Power Producers & Energy Traders—0.0%
NRG Energy, Inc. 7.375%, 02/01/16	275,000	255,750

Insurance—0.4%
American International Group, Inc. (144A)
8.175%, 05/15/58	1,227,000	104,541
Chubb Corp. 6.375%, 03/29/67 (a)	2,775,000	1,583,998
Lincoln National Corp. 7.000%, 05/17/66 (e)	1,735,000	364,350
The Progressive Corp. 6.700%, 06/15/37 (a)	2,640,000	1,187,570
The Travelers Cos., Inc. 6.250%, 03/15/67 (a)	3,075,000	1,631,786

		4,872,245

Media—1.9%
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	1,330,000	1,422,341
Comcast Cable Communications, LLC 8.500%, 05/01/27	2,400,000	2,499,350
Comcast Corp. 6.500%, 01/15/17	1,200,000	1,187,898
6.950%, 08/15/37	4,250,000	3,957,651
7.050%, 03/15/33	1,775,000	1,649,589
Cox Communications, Inc. 7.125%, 10/01/12	4,600,000	4,579,199
Cox Communications, Inc. (144A) 8.375%, 03/01/39	2,800,000	2,627,100

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-8

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Media—(Continued)
News America, Inc. 6.200%, 12/15/34	$1,500,000	$1,079,038
Time Warner Cable, Inc. 5.850%, 05/01/17	3,975,000	3,563,572
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	590,000	571,404

		23,137,142

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	1,450,000	1,383,689

Oil, Gas & Consumable Fuels—0.8%
Anadarko Petroleum Corp. 5.950%, 09/15/16	1,535,000	1,322,065
6.450%, 09/15/36	1,105,000	772,356
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	1,850,000	1,424,962
ConocoPhillips 6.500%, 02/01/39	875,000	853,542
Enterprise Products Operating, LLC 4.950%, 06/01/10	25,000	24,567
Halliburton Co. 6.150%, 09/15/19	570,000	579,192
7.450%, 09/15/39	830,000	830,933
Newfield Exploration Co. 6.625%, 09/01/14	590,000	533,950
6.625%, 04/15/16	555,000	496,725
Sabine Pass LNG, L.P. 7.500%, 11/30/16	1,900,000	1,273,000
XTO Energy, Inc. 6.750%, 08/01/37	2,500,000	2,275,290

		10,386,582

Pharmaceuticals—1.8%
Abbott Laboratories 5.125%, 04/01/19 (e)	2,945,000	2,961,872
Eli Lilly & Co. 3.550%, 03/06/12	2,600,000	2,656,350
Pfizer, Inc. 5.350%, 03/15/15	3,750,000	3,956,423
Roche Holdings, Inc. (144A) 3.249%, 02/25/11	1,255,000	1,252,772
5.000%, 03/01/14	5,600,000	5,731,751
Wyeth 5.500%, 02/01/14	6,000,000	6,302,496

		22,861,664

Real Estate Investment Trusts—0.2%
AvalonBay Communities, Inc. 4.950%, 03/15/13 (e)	400,000	359,234
Simon Property Group, L.P. 4.600%, 06/15/10	1,000,000	942,908
5.100%, 06/15/15	1,000,000	763,751

		2,065,893

Security Description	Par Amount	Value

Software—0.2%
Oracle Corp. 5.750%, 04/15/18	$2,310,000	$2,410,760

Thrifts & Mortgage Finance—0.1%
Countrywide Financial Corp. 5.800%, 06/07/12	625,000	542,774
Nationwide Building Society (144A) 4.250%, 02/01/10	590,000	584,477

		1,127,251

U.S. Treasury—0.1%
U.S. Treasury Bonds 4.375%, 02/15/38 (e)	1,440,000	1,635,751
U.S. Treasury Notes 1.875%, 02/28/14	220,000	222,407

		1,858,158

Wireless Telecommunication Services—0.3%
America Movil S.A.B. de C.V. 6.375%, 03/01/35	325,000	261,069
Rogers Communications, Inc. 7.500%, 03/15/15	385,000	399,014
Vodafone Group, Plc. 7.750%, 02/15/10	2,570,000	2,666,588

		3,326,671

Yankee—0.0%
Compton Petroleum Finance Corp. 7.625%, 12/01/13	95,000	29,925

Total Fixed Income (Identified Cost $1,527,700,601)		1,388,795,646

Short Term Investments—3.1%

Mutual Funds—0.6%
State Street Navigator Securities Lending Prime Portfolio (h)	7,617,746	7,617,746

Repurchase Agreement—2.5%
State Street Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $30,644,009 on 04/01/09, collateralized by $30,865,000 Federal Home Loan Bank 2.730% due 06/10/09 with a value of $31,256,986.	30,644,000	30,644,000

Total Short Term Investments (Identified Cost $38,261,746)		38,261,746

Total Investments—114.2% (Identified Cost $1,565,962,347) (i)		1,427,057,392
Liabilities in excess of other assets		(177,416,539)

Total Net Assets—100%		$1,249,640,853

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-9

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2009.
(b)	Zero Valued Security.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Non-Income Producing; Defaulted Bond.
(e)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $7,476,288 and the collateral received consisted of cash in the amount of $7,617,746. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(f)	All or a portion of the security was pledged as collateral against open futures contracts.
(g)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(h)	Represents investment of cash collateral received from securities lending transactions.
(i)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $1,565,971,114 and the composition of unrealized appreciation and depreciation of investment securities was $24,974,525 and $(163,888,247), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2009, the market value of 144A securities was $50,005,988, which is 4.0% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 3/31/2009	Unrealized Appreciation/ Depreciation
Euro (sold)	5/20/2009	4,608,500	$5,931,140	$6,111,092	$(179,952)
Pound Sterling (sold)	6/10/2009	3,821,000	5,343,080	5,463,888	(120,808)
Japanese Yen (sold)	6/10/2009	1,203,376,000	12,399,547	12,149,392	250,155

Net Unrealized Depreciation					$(50,605)

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2009	Unrealized Appreciation/ Depreciation
German Euro Bund Futures	6/8/2009	53	$8,661,501	$8,745,026	$83,525
UK Long GILT Bond Futures	6/26/2009	110	19,046,896	19,376,879	329,984
U.S. Treasury Notes 2 Year Futures	6/30/2009	85	18,480,684	18,520,703	40,019
U.S. Treasury Notes 5 Year Futures	6/30/2009	1,415	165,066,327	168,053,359	2,987,032
U.S. Treasury Bond 30 Year Futures	6/19/2009	696	87,934,586	90,273,375	2,338,789

Futures Contracts-Short
90 Day Eurodollar Futures	6/15/2009	(21)	(5,176,298)	(5,192,250)	(15,952)
90 Day Eurodollar Futures	9/14/2009	(77)	(18,987,540)	(19,039,212)	(51,672)
90 Day Eurodollar Futures	12/14/2009	(77)	(18,956,815)	(19,010,337)	(53,522)
90 Day Eurodollar Futures	3/15/2010	(48)	(11,799,759)	(11,844,000)	(44,241)
90 Day Eurodollar Futures	6/14/2010	(48)	(11,772,215)	(11,825,400)	(53,185)
90 Day Eurodollar Futures	9/13/2010	(48)	(11,744,725)	(11,806,200)	(61,475)
90 Day Eurodollar Futures	12/13/2010	(48)	(11,714,700)	(11,781,600)	(66,900)
90 Day Eurodollar Futures	3/14/2011	(16)	(3,896,491)	(3,921,200)	(24,709)
90 Day Eurodollar Futures	6/13/2011	(16)	(3,888,591)	(3,913,400)	(24,809)
90 Day Eurodollar Futures	9/19/2011	(16)	(3,881,746)	(3,905,600)	(23,854)
90 Day Eurodollar Futures	12/19/2011	(16)	(3,875,496)	(3,897,000)	(21,504)
U.S. Treasury Notes 10 Year Futures	6/19/2009	(667)	(82,374,063)	(82,760,109)	(386,046)

Net Unrealized Appreciation					$4,951,480

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-10

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

TBA Sale Commitments
Federal Agencies	Face Amount	Value
Federal Home Loan Mortgage Corp.
4.500% (30 Year TBA)	$(13,700,000)	$(13,982,563)
Federal National Mortgage Association
4.500% (30 Year TBA)	(2,080,000)	(2,125,500)
5.000% (30 Year TBA)	(98,600,000)	(101,465,513)
5.500% (15 Year TBA)	(26,300,000)	(27,417,750)
5.500% (30 Year TBA)	(31,000,000)	(32,094,673)
6.000% (30 Year TBA)	(56,400,000)	(58,902,751)
6.500% (30 Year TBA)	(1,200,000)	(1,259,250)
Government National Mortgage Association
6.500% (30 Year TBA)	(24,400,000)	(25,597,113)

Total TBA Sale Commitments (Proceeds Cost $(260,197,784))		$(262,845,113)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	TBA Sale Commitments	Other Financial Instruments*
Level 1—Quoted Prices	$7,617,746	$0	$4,951,480
Level 2—Other Significant Observable Inputs	1,419,359,646	(262,845,113)	(50,605)
Level 3—Significant Unobservable Inputs	80,000	0	0

Total	$1,427,057,392	$(262,845,113)	$4,900,875

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments In Securities	TBA Sale Commitments	Other Financial Instruments*
Balance as of December 31, 2008	$254,464	$0	$0
Transfers In (Out) of Level 3	0	0	0
Accrued discounts/premiums	0	0	0
Realized Gain (Loss)	0	0	0
Change in unrealized appreciation (depreciation)	(186,037)	0	0
Net Purchases (Sales)	11,573	0	0

Balance as of March 31, 2009	$80,000	$0	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-11

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—60.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.1%
General Dynamics Corp.	176,000	$7,319,840
L-3 Communications Holdings, Inc.	17,200	1,166,160
Lockheed Martin Corp.	117,000	8,076,510
Northrop Grumman Corp.	180,000	7,855,200
Raytheon Co.	207,000	8,060,580

		32,478,290

Beverages—0.3%
PepsiCo, Inc.	13,000	669,240
The Coca-Cola Co.	48,000	2,109,600

		2,778,840

Biotechnology—1.7%
Amgen, Inc. (a)	213,000	10,547,760
Biogen Idec, Inc. (a)	146,000	7,653,320

		18,201,080

Chemicals—0.6%
The Dow Chemical Co.	699,000	5,892,570

Commercial & Professional Services—0.1%
R.R. Donnelley & Sons Co. (b)	140,000	1,026,200

Communications Equipment—0.2%
Cisco Systems, Inc. (a)	98,000	1,643,460

Computers & Peripherals—3.2%
Apple, Inc. (a)	11,000	1,156,320
EMC Corp. (a)	722,000	8,230,800
Hewlett-Packard Co.	6,000	192,360
International Business Machines Corp.	179,000	17,343,310
Western Digital Corp. (a)	347,000	6,710,980

		33,633,770

Containers & Packaging—0.2%
Ball Corp.	59,000	2,560,600

Diversified Consumer Services—0.7%
Apollo Group, Inc. (Class A) (a) (b)	94,000	7,363,020

Diversified Financial Services—0.2%
JPMorgan Chase & Co.	64,000	1,701,120

Diversified Telecommunication Services—1.9%
AT&T, Inc.	239,000	6,022,800
Verizon Communications, Inc.	440,000	13,288,000

		19,310,800

Electronic Equipment, Instruments & Components—0.0%
Agilent Technologies, Inc. (a)	12,000	184,440

Energy Equipment & Services—1.5%
ENSCO International, Inc. (b)	188,000	4,963,200
Nabors Industries, Ltd. (a) (b)	437,000	4,365,630

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Noble Corp. (b)	259,000	$6,239,310

		15,568,140

Food & Staples Retailing—2.3%
Safeway, Inc.	332,000	6,703,080
SYSCO Corp.	312,000	7,113,600
The Kroger Co.	345,000	7,320,900
Wal-Mart Stores, Inc.	59,000	3,073,900

		24,211,480

Food Products—0.7%
Archer-Daniels-Midland Co.	277,000	7,695,060

Health Care Equipment & Supplies—1.0%
Baxter International, Inc.	142,000	7,273,240
Varian Medical Systems, Inc. (a)	106,000	3,226,640

		10,499,880

Health Care Providers & Services—5.6%
Aetna, Inc.	308,000	7,493,640
AmerisourceBergen Corp.	30,700	1,002,662
Cigna Corp.	376,000	6,613,840
Community Health Systems, Inc. (a) (b)	175,000	2,684,500
Express Scripts, Inc. (a)	148,000	6,833,160
Humana, Inc. (a)	177,000	4,616,160
McKesson Corp.	165,000	5,781,600
Medco Health Solutions, Inc. (a)	161,000	6,655,740
UnitedHealth Group, Inc.	404,000	8,455,720
WellPoint, Inc. (a)	217,000	8,239,490

		58,376,512

Hotels, Restaurants & Leisure—1.1%
McDonald’s Corp.	208,000	11,350,560

Household Durables—1.4%
Leggett & Platt, Inc. (b)	233,000	3,026,670
M.D.C. Holdings, Inc. (b)	106,000	3,300,840
Pulte Homes, Inc. (b)	177,000	1,934,610
Toll Brothers, Inc. (a) (b)	340,000	6,174,400

		14,436,520

Household Products—0.6%
Procter & Gamble Co.	122,000	5,744,980

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. (a) (b)	140,000	2,464,000

Industrial Conglomerates—0.2%
General Electric Co.	253,000	2,557,830

Insurance—1.9%
The Chubb Corp.	184,000	7,786,880
The Travelers Cos., Inc.	212,000	8,615,680
W.R. Berkley Corp.	144,275	3,253,402

		19,655,962

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-12

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—0.1%
Google, Inc. (Class A) (a)	2,000	$696,120

IT Services—1.7%
Accenture, Ltd. (Class A)	281,000	7,724,690
Automatic Data Processing, Inc.	37,000	1,300,920
Computer Sciences Corp. (a)	54,500	2,007,780
Fiserv, Inc. (a)	193,000	7,036,780

		18,070,170

Machinery—0.1%
Toro Co. (b)	29,000	701,220

Media—0.3%
Interpublic Group of Cos., Inc. (a)	755,000	3,110,600

Metals & Mining—0.3%
Reliance Steel & Aluminum Co.	110,000	2,896,300

Multi-Utilities—0.5%
NiSource, Inc.	491,000	4,811,800

Multiline Retail—1.1%
Dollar Tree, Inc. (a)	141,000	6,281,550
Family Dollar Stores, Inc.	165,000	5,506,050

		11,787,600

Oil, Gas & Consumable Fuels—10.8%
Anadarko Petroleum Corp.	194,000	7,544,660
Chevron Corp.	260,000	17,482,400
ConocoPhillips	286,000	11,199,760
Exxon Mobil Corp.	493,000	33,573,300
Marathon Oil Corp.	292,000	7,676,680
Murphy Oil Corp.	150,000	6,715,500
Occidental Petroleum Corp.	174,000	9,683,100
Sunoco, Inc. (b)	236,000	6,249,280
Tesoro Corp. (b)	443,000	5,967,210
Valero Energy Corp.	381,000	6,819,900

		112,911,790

Pharmaceuticals—6.9%
Abbott Laboratories	107,000	5,103,900
Bristol-Myers Squibb Co.	458,000	10,039,360
Eli Lilly & Co.	271,000	9,054,110
Forest Laboratories, Inc. (a)	220,000	4,831,200
Johnson & Johnson	349,000	18,357,400
Merck & Co., Inc.	402,000	10,753,500
Pfizer, Inc. (b)	994,000	13,538,280

		71,677,750

Professional Services—0.1%
Dun & Bradstreet Corp.	13,000	1,001,000

Road & Rail—2.0%
CSX Corp.	210,000	5,428,500
Norfolk Southern Corp. (b)	231,000	7,796,250

Security Description	Shares	Value

Road & Rail—(Continued)
Union Pacific Corp.	172,000	$7,070,920

		20,295,670

Semiconductors & Semiconductor Equipment—1.2%
Integrated Device Technology, Inc. (a)	460,000	2,093,000
Intel Corp.	52,000	782,600
Marvell Technology Group, Ltd. (a)	19,000	174,040
Silicon Laboratories, Inc. (a) (b)	110,000	2,904,000
Xilinx, Inc.	352,000	6,744,320

		12,697,960

Software—3.4%
BMC Software, Inc. (a)	163,000	5,379,000
CA, Inc.	305,000	5,371,050
McAfee, Inc. (a) (b)	46,100	1,544,350
Microsoft Corp.	304,000	5,584,480
Oracle Corp. (a)	619,000	11,185,330
Red Hat, Inc. (a)	315,000	5,619,600
Synopsys, Inc. (a)	53,100	1,100,763

		35,784,573

Specialty Retail—1.9%
AutoZone, Inc. (a) (b)	42,000	6,830,040
Ross Stores, Inc. (b)	184,000	6,601,920
The Gap, Inc.	493,000	6,404,070

		19,836,030

Textiles, Apparel & Luxury Goods—0.6%
Polo Ralph Lauren Corp. (b)	136,000	5,746,000

Wireless Telecommunication Services—0.6%
Sprint Nextel Corp. (a)	1,847,000	6,593,790

Total Common Stock (Identified Cost $760,085,805)		627,953,487

Fixed Income—44.9%
Security Description	Par Amount	Value

Aerospace & Defense—0.0%
L-3 Communications Corp. 5.875%, 01/15/15	$150,000	139,125
6.375%, 10/15/15	75,000	70,687

		209,812

Air Freight & Logistics—0.2%
United Parcel Service, Inc. 3.875%, 04/01/14	1,950,000	1,954,771
6.200%, 01/15/38	395,000	401,902

		2,356,673

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-13

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Asset Backed—2.4%
ARES CLO Funds (144A) 3.900%, 02/26/16 (c)	$1,150,000	$57,500
Chase Issuance Trust 5.120%, 10/15/14	4,500,000	4,527,988
Countrywide Asset-Backed Certificates 0.672%, 07/25/36 (c)	3,097,177	1,973,941
2.247%, 12/25/31 (c)	48,747	13,577
Ford Credit Auto Owner Trust 5.070%, 12/15/10	3,869,716	3,884,040
GSAA Trust 0.622%, 03/25/47 (c)	1,981,923	1,255,042
Home Equity Asset Trust 0.632%, 07/25/37 (c)	1,070,376	883,006
Knollwood CDO, Ltd. (144A) 4.611%, 02/08/39 (c) (d) (e)	452,063	0
Long Beach Mortgage Loan Trust 1.622%, 03/25/34 (c)	305,639	119,428
SLM Student Loan Trust 1.239%, 04/26/21 (c)	1,185,000	1,145,311
2.259%, 10/25/16 (c)	6,010,000	5,849,419
2.459%, 01/25/28 (c)	1,520,000	1,468,700
2.859%, 07/25/23 (c)	4,100,000	3,884,750
Structured Asset Investment Loan Trust 3.447%, 04/25/33 (c)	40,741	6,986

		25,069,688

Capital Markets—0.7%
Lehman Brothers Holdings, Inc. 5.250%, 02/06/12 (f)	1,310,000	167,025
6.500%, 07/19/17 (f)	900,000	90
6.750%, 12/28/17 (f)	2,075,000	208
7.000%, 09/27/27 (f)	1,110,000	141,525
Morgan Stanley 1.648%, 01/09/12 (c)	6,605,000	5,301,054
6.750%, 04/15/11	550,000	550,423
The Bear Stearns Cos., LLC 1.486%, 07/19/10 (c)	790,000	778,440

		6,938,765

Collateralized-Mortgage Obligation—3.2%
Bear Stearns Adjustable Rate Mortgage Trust 5.993%, 06/25/47 (c)	4,369,151	2,256,056
Citicorp Mortgage Securities, Inc. 6.000%, 10/25/36	1,450,429	1,321,419
Countrywide Alternative Loan Trust 0.735%, 03/20/47 (c)	1,835,206	664,714
5.500%, 11/25/35	2,500,000	1,112,962
5.500%, 04/25/37	2,020,110	1,161,747
Countrywide Home Loan Mortgage Pass Through Trust
0.722%, 04/25/46 (c)	809,996	288,308
6.500%, 10/25/37	2,137,684	1,182,407
Credit Suisse Mortgage Capital Certificates 6.000%, 10/25/21	1,010,310	572,404
CS First Boston Mortgage Securities Corp. 6.000%, 01/25/36	2,255,087	1,227,613

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.722%, 02/25/47 (c)	$649,837	$235,485
GSR Mortgage Loan Trust 0.712%, 08/25/46 (c)	1,825,745	947,914
5.243%, 11/25/35 (c)	1,898,741	1,218,253
6.000%, 07/25/37	2,121,142	1,472,868
Harborview Mortgage Loan Trust 0.866%, 11/19/35 (c)	1,731,673	658,557
2.788%, 09/19/35 (c)	203,311	82,400
Indymac INDA Mortgage Loan Trust 5.901%, 09/25/36 (c)	1,357,785	724,351
JPMorgan Mortgage Trust 3.882%, 08/25/34 (c)	3,240,832	2,397,078
5.433%, 08/25/35 (c)	9,117,854	7,544,000
5.500%, 03/25/22	416,506	309,256
5.875%, 07/25/36	475,063	345,163
6.500%, 08/25/36	1,496,562	1,109,135
WaMu Mortgage Pass-Through Certificates 4.918%, 08/25/35 (c)	1,474,734	909,381
5.619%, 03/25/37 (c)	5,250,817	2,564,710
5.695%, 02/25/37 (c)	2,091,185	1,095,487
Wells Fargo Mortgage Backed Securities Trust 5.500%, 03/25/36	1,530,506	1,129,442
6.097%, 09/25/36 (c)	1,343,632	843,407

		33,374,517

Commercial Banks—1.3%
Barclays Bank, Plc. (144A) 7.434%, 09/29/49 (c)	1,315,000	546,291
Eksportfinans A/S 5.500%, 05/25/16	1,450,000	1,529,873
Kreditanstalt fuer Wiederaufbau 3.500%, 03/10/14	4,225,000	4,305,695
Royal Bank of Scotland Group, Plc. 7.640%, 03/31/49 (c)	2,000,000	450,000
UBS AG (Stamford Branch) 5.750%, 04/25/18	1,100,000	920,099
5.875%, 12/20/17	3,375,000	2,902,807
Wachovia Bank, N.A. 6.600%, 01/15/38	1,205,000	952,980
Wells Fargo & Co. 4.625%, 08/09/10	935,000	923,301
7.980%, 02/28/49 (c)	1,810,000	850,700

		13,381,746

Commercial Mortgage-Backed Securities—7.1%
Banc of America Commercial Mortgage, Inc. 4.988%, 11/10/42 (c)	3,630,000	3,082,616
7.333%, 10/15/09	2,963,336	2,976,125
Bear Stearns Commercial Mortgage Securities 4.361%, 06/11/41	568,605	566,578
4.674%, 06/11/41	930,000	731,848
5.742%, 09/11/42 (c)	3,875,000	2,902,022
5.920%, 10/15/36	553,226	553,789
Chase Commerical Mortgage Securities Corp. 7.319%, 10/15/32	1,389,997	1,405,262

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-14

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup Commercial Mortgage Trust 5.700%, 06/10/17 (c)	$1,750,000	$716,012
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886%, 11/15/44	1,750,000	1,252,668
Credit Suisse Mortgage Capital Certificates 5.311%, 12/15/39	4,000,000	2,549,911
CS First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (c)	4,000,000	3,448,657
4.940%, 12/15/35	4,405,000	4,156,279
5.183%, 11/15/36	2,890,000	2,736,002
5.603%, 07/15/35	3,850,000	3,698,450
First Union National Bank Commercial Mortgage
6.663%, 01/12/43	3,604,235	3,678,446
First Union National Bank Commercial Mortgage Trust (144A)
7.793%, 12/15/31 (c)	3,700,000	3,686,334
GE Business Loan Trust (144A) 1.856%, 04/15/31 (c)	456,946	45,695
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	3,480,000	2,810,843
4.996%, 12/10/37	4,340,000	4,031,330
6.269%, 12/10/35	3,440,000	3,325,201
GMAC Commercial Mortgage Securities, Inc. 7.455%, 08/16/33	2,943,013	2,985,599
Greenwich Capital Commercial Funding Corp. 5.301%, 04/10/37 (c)	1,120,000	443,514
5.916%, 07/10/38 (c)	3,280,000	2,380,087
JPMorgan Chase Commercial Mortgage Securities Corp.
5.804%, 06/15/49 (c)	1,700,000	1,356,888
5.827%, 02/15/51 (c)	1,390,000	1,171,676
JPMorgan Commercial Mortgage Finance Corp.
7.351%, 09/15/29	485,450	484,554
LB-UBS Commercial Mortgage Trust 4.023%, 09/15/26	697,458	694,709
4.071%, 09/15/26	1,354,703	1,317,534
5.372%, 09/15/39	1,570,000	1,129,877
5.430%, 02/15/40 (c)	2,800,000	1,868,436
5.642%, 12/15/25 (c)	804,669	804,171
5.934%, 12/15/25	730,224	724,416
7.950%, 05/15/25 (c)	3,457,328	3,500,885
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	1,764,033	1,757,482
Morgan Stanley Capital I 5.632%, 04/12/49 (c)	620,000	515,738
5.693%, 10/15/42	1,130,000	1,019,049
Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	3,609,938	3,585,674
Wachovia Bank Commercial Mortgage Trust 5.368%, 11/15/48 (c)	430,000	106,257
5.632%, 10/15/48 (c)	430,000	111,410

		74,312,024

Computers & Peripherals—0.2%
International Business Machines Corp. 5.700%, 09/14/17	1,420,000	1,470,938
7.625%, 10/15/18	900,000	1,032,475

		2,503,413

Security Description	Par Amount	Value

Consumer Finance—0.1%
SLM Corp. 5.125%, 08/27/12	$1,700,000	$916,021
5.400%, 10/25/11	890,000	551,800

		1,467,821

Diversified Financial Services—3.2%
AES Ironwood, LLC 8.857%, 11/30/25	117,236	103,168
AES Red Oak, LLC 9.200%, 11/30/29	50,000	43,500
Bank of America Corp. 5.750%, 12/01/17 (g)	920,000	772,603
7.800%, 09/15/16	925,000	594,095
8.000%, 12/29/49 (c)	960,000	384,470
BP Capital Markets, Plc. 3.125%, 03/10/12	1,930,000	1,937,946
Citigroup, Inc. 4.125%, 02/22/10	2,000,000	1,930,416
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49	2,070,000	767,136
Devon Financing Corp. 7.875%, 09/30/31	575,000	587,534
General Electric Capital Corp. 1.800%, 03/11/11	3,600,000	3,609,580
5.000%, 11/15/11	5,220,000	5,190,951
5.000%, 04/10/12	1,080,000	1,044,885
6.150%, 08/01/37	660,000	488,082
6.375%, 11/15/67 (c)	1,700,000	825,489
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	1,450,000	1,508,579
Goldman Sachs Capital II 5.793%, 12/29/49 (c)	460,000	191,517
Icahn Enterprises, L.P. 8.125%, 06/01/12	145,000	123,250
JPMorgan Chase & Co. 2.200%, 06/15/12	3,550,000	3,578,045
7.900%, 12/31/49 (c)	1,775,000	1,140,686
JPMorgan Chase Bank, N.A. 6.000%, 07/05/17	2,500,000	2,391,615
JPMorgan Chase Capital XXV 6.800%, 10/01/37	1,880,000	1,245,069
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (f)	305,000	30
Novartis Securities Investment, Ltd. 5.125%, 02/10/19	1,180,000	1,198,080
Shell International Finance BV 4.000%, 03/21/14	2,250,000	2,281,570
Telecom Italia Capital S.A. 5.250%, 10/01/15	975,000	822,075
Wind Acquisition Finance S.A. (144A) 10.750%, 12/01/15	295,000	292,050
ZFS Finance USA Trust I (144A) 6.500%, 05/09/37 (c)	900,000	369,000

		33,421,421

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-15

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—0.7%
AT&T, Inc. 6.500%, 09/01/37	$2,850,000	$2,571,903
Cincinnati Bell, Inc. 7.250%, 07/15/13	50,000	47,750
GTE Corp. 6.940%, 04/15/28	100,000	89,544
Qwest Communications International, Inc. 7.500%, 02/15/14	315,000	272,475
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	155,000	134,075
Qwest Corp. 4.570%, 06/15/13 (c)	285,000	244,387
Verizon Communications, Inc. 8.750%, 11/01/18	3,400,000	3,890,212
Windstream Corp. 8.125%, 08/01/13	410,000	403,850
8.625%, 08/01/16	115,000	112,988

		7,767,184

Electric Utilities—0.5%
Elwood Energy, LLC 8.159%, 07/05/26	109,888	83,825
Florida Power & Light Co. 5.625%, 04/01/34	300,000	290,426
5.950%, 02/01/38	525,000	530,754
Florida Power Corp. 6.400%, 06/15/38	525,000	548,502
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,125,000	971,945
6.500%, 09/15/37 (c)	725,000	670,457
PECO Energy Co. 4.750%, 10/01/12	650,000	645,298
Southern California Edison Co. 5.950%, 02/01/38	475,000	470,429
Texas Competitive Electric Holdings Co., LLC 10.250%, 11/01/15	1,365,000	682,500

		4,894,136

Energy Equipment & Services—0.0%
Tennessee Gas Pipeline Co. 7.000%, 10/15/28 (b)	190,000	161,625

Federal Agencies—20.8%
Federal Home Loan Bank 4.500%, 02/01/39	1,317,872	1,346,726
4.500%, 03/01/39	3,625,000	3,704,368
5.399%, 05/01/36 (c)	2,583,697	2,665,061
5.625%, 06/13/16	1,640,000	1,601,030
Federal Home Loan Mortgage Corp. 2.125%, 03/23/12 (b)	3,625,000	3,652,470
4.500%, TBA	11,000,000	11,316,250
5.000%, TBA	8,000,000	8,261,250
5.125%, 11/17/17 (b)	3,005,000	3,352,567
5.294%, 01/15/39 (c) (h)	2,470,000	168,976
5.500%, 07/01/33	2,768,148	2,885,497

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 5.672%, 01/01/37 (c)	$2,449,027	$2,537,901
5.740%, 04/01/37 (c)	2,909,701	3,019,725
5.894%, 01/15/39 (c) (h)	2,470,000	188,067
5.929%, 06/15/36 (c) (e)	7,368,735	613,502
5.994%, 09/15/33 (c) (h)	563,882	46,693
6.000%, TBA	2,000,000	2,094,376
6.014%, 09/15/36 (c) (h)	3,541,252	277,019
Federal National Mortgage Association 2.000%, 01/09/12 (b)	5,255,000	5,298,788
2.750%, 02/05/14 (b) (g)	4,475,000	4,540,706
2.750%, 03/13/14 (b )(g)	8,500,000	8,601,465
4.000%, TBA	2,900,000	2,948,030
4.500%, 12/01/20	6,216,965	6,438,962
4.500%, 03/01/39	6,330,000	6,475,702
4.500%, TBA	2,600,000	2,656,875
4.910%, 06/01/38 (c)	3,382,625	3,452,709
5.000%, 06/01/23	1,208,753	1,178,723
5.000%, 09/01/33	15,812,674	16,369,823
5.000%, 03/01/34	8,842,385	9,153,940
5.000%, 07/01/36 (h)	5,504,242	590,897
5.000%, TBA	4,500,000	4,643,438
5.125%, 01/02/14	1,350,000	1,395,239
5.250%, 09/15/16	4,060,000	4,559,287
5.500%, 10/01/18	898,630	942,364
5.500%, 12/01/18	581,268	609,556
5.500%, 01/01/19	981,121	1,028,869
5.500%, 03/01/19	21,101	22,128
5.500%, 05/01/19	1,232,174	1,293,680
5.500%, 07/01/19	402,728	421,824
5.500%, 09/01/19	9,032,145	9,480,717
5.500%, 06/01/20	1,222,666	1,283,698
5.500%, 01/01/24	756,539	758,312
5.500%, 01/25/36 (h)	28,333	2,906
5.500%, 05/01/38	79,862	82,971
5.748%, 02/25/38 (c) (e)	4,406,447	370,262
6.000%, 02/01/34	2,118,430	2,224,124
6.000%, 08/01/34	1,249,217	1,311,543
6.000%, 04/01/35	5,006,215	5,259,117
6.000%, 06/01/37	1,329,331	1,389,972
6.000%, 07/01/38	4,492,310	4,697,238
6.058%, 06/25/36 (c)	42,665	3,994
6.238%, 04/25/37 (c) (h)	8,663,222	689,059
6.250%, 02/01/11	3,285,000	3,470,011
6.500%, 12/01/29 (c)	765,960	816,817
9.000%, 04/01/16	5	5
Government National Mortgage Association 4.500%, TBA	12,800,000	13,048,000
5.000%, TBA	5,000,000	5,176,575
5.500%, TBA	10,900,000	11,299,203
5.965%, 11/20/37 (c) (h)	3,459,963	216,004
6.000%, TBA	9,600,000	9,995,000
6.030%, 07/20/37 (c) (h)	5,764,901	373,817
6.275%, 03/20/37 (c) (h)	8,639,458	593,591
6.500%, 07/15/14	19,767	20,834
6.500%, 07/15/31	4,185,303	4,468,025

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-16

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association 6.500%, 10/15/32	$404,151	$431,057
6.500%, 06/15/34	4,118,147	4,394,672
6.500%, 08/15/34	3,189,937	3,359,763
7.500%, 12/15/14	336,341	355,883

		215,927,653

Food Products—0.3%
Kraft Foods, Inc. 6.125%, 02/01/18	950,000	952,146
6.500%, 08/11/17	1,830,000	1,884,421

		2,836,567

Foreign Government—1.6%
Emirate of Abu Dhabi (144A) 5.500%, 08/02/12	4,600,000	4,937,226
Federal Republic of Germany 4.000%, 01/04/37 (EUR)	515,000	690,804
4.250%, 07/04/39 (EUR)	850,000	1,203,676
Israel Government AID Bond 5.500%, 12/04/23	3,175,000	3,576,533
Japan Government 1.000%, 11/20/21 (JPY) (c)	482,000,000	4,751,216
U.K. Treasury 4.250%, 12/07/49 (GBP)	780,000	1,085,893

		16,245,348

Gas Utilities—0.0%
CenterPoint Energy, Inc. 7.250%, 09/01/10	345,000	345,843

Health Care Providers & Services—0.1%
WellPoint, Inc. 5.950%, 12/15/34	700,000	572,298

Hotels, Restaurants & Leisure—0.0%
Harrah’s Operating Co., Inc. (144A) 10.000%, 12/15/18 (b)	275,000	82,500

Independent Power Producers & Energy Traders—0.0%
NRG Energy, Inc. 7.375%, 02/01/16	170,000	158,100

Insurance—0.2%
American International Group, Inc. (144A)
8.175%, 05/15/58	378,000	32,206
Chubb Corp. 6.375%, 03/29/67 (c)	1,100,000	627,891
Lincoln National Corp. 6.050%, 04/20/67	675,000	141,750
7.000%, 05/17/66 (c)	640,000	134,400
The Progressive Corp. 6.700%, 06/15/37 (c)	1,040,000	467,830

Security Description	Par Amount	Value

Insurance—(Continued)
The Travelers Cos., Inc. 6.250%, 03/15/67 (c)	$735,000	$390,037

		1,794,114

Media—0.7%
Comcast Corp. 6.500%, 11/15/35	555,000	490,213
6.950%, 08/15/37	450,000	419,046
7.050%, 03/15/33	275,000	255,570
Cox Communications, Inc. (144A) 8.375%, 03/01/39	975,000	914,794
News America, Inc. 6.200%, 12/15/34	640,000	460,390
TCI Communications, Inc. 7.875%, 02/15/26	1,300,000	1,194,046
Time Warner Cable, Inc. 6.200%, 07/01/13	1,250,000	1,216,860
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	350,000	338,968
Time Warner, Inc. 6.875%, 05/01/12	1,875,000	1,908,375

		7,198,262

Metals & Mining—0.0%
Ispat Inland, U.L.C. 9.750%, 04/01/14	155,000	141,050

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	975,000	930,411

Oil, Gas & Consumable Fuels—0.4%
Anadarko Petroleum Corp. 5.950%, 09/15/16	1,140,000	981,859
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	800,000	616,200
ConocoPhillips 6.500%, 02/01/39	575,000	560,899
Halliburton Co. 7.450%, 09/15/39	295,000	295,332
Newfield Exploration Co. 6.625%, 09/01/14	395,000	357,475
6.625%, 04/15/16	375,000	335,625
Sabine Pass LNG, L.P. 7.500%, 11/30/16	700,000	469,000
XTO Energy, Inc. 6.750%, 08/01/37	900,000	819,104

		4,435,494

Pharmaceuticals—0.8%
Abbott Laboratories 5.125%, 04/01/19	1,045,000	1,050,987
Eli Lilly & Co. 3.550%, 03/06/12	920,000	939,939

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-17

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Pharmaceuticals—(Continued)
Pfizer, Inc. 5.350%, 03/15/15	$3,175,000	$3,349,771
Roche Holdings, Inc. (144A) 3.249%, 02/25/11	445,000	444,210
5.000%, 03/01/14	1,975,000	2,021,466

		7,806,373

Software—0.1%
Oracle Corp. 5.750%, 04/15/18	980,000	1,022,747

U.S. Treasury—0.0%
U.S. Treasury Notes 1.875%, 02/28/14 (b)	50,000	50,547

Wireless Telecommunication Services—0.2%
Rogers Communications, Inc. 7.500%, 03/15/15	240,000	248,736
Vodafone Group, Plc. 6.150%, 02/27/37	650,000	612,871
7.750%, 02/15/10	665,000	689,992

		1,551,599

Yankee—0.0%
Compton Petroleum Finance Corp. 7.625%, 12/01/13	35,000	11,025

Total Fixed Income (Identified Cost $516,571,110)		466,968,756

Short Term Investments—4.1%
Security Description	Shares/Par Amount	Value

Mutual Funds—2.6%
State Street Navigator Securities Lending Prime Portfolio (i)	26,849,693	$26,849,693

Repurchase Agreement—1.5%
State Street Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $16,178,004 on 04/01/09, collateralized by $16,505,000 U.S. Treasury Bill due 05/21/09 with a value of $16,501,699.	$16,178,000	16,178,000

Total Short Term Investments (Identified Cost $43,027,693)		43,027,693

Total Investments—109.3% (Identified Cost $1,319,684,608) (j)		1,137,949,936
Liabilities in excess of other assets		(97,183,219)

Net Assets—100%		$1,040,766,717

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $26,202,955 and the collateral received consisted of cash in the amount of $26,849,693. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2009.
(d)	Zero Valued Security.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	Non-Income Producing; Defaulted Bond.
(g)	All or a portion of the security was pledged as collateral against open futures contracts.
(h)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(i)	Represents investment of cash collateral received from securities lending transactions.
(j)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $1,320,462,872 and the composition of unrealized appreciation and depreciation of investment securities was $18,094,172 and $(200,607,108), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2009, the market value of 144A securities was $15,186,754, which is 1.5% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-18

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 3/31/2009	Unrealized Appreciation/ Depreciation
Euro (sold)	5/20/2009	1,966,000	$2,530,242	$2,607,010	$(76,768)
Pound Sterling (sold)	6/10/2009	1,632,000	2,282,101	2,333,699	(51,598)
Japanese Yen (sold)	6/10/2009	446,406,500	4,599,758	4,506,961	92,797

Net Unrealized Depreciation					$(35,569)

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2009	Unrealized Appreciation/ Depreciation
German Bund Futures	6/8/2009	12	$1,981,940	$1,980,006	$(1,934)
UK Long GILT Bond Futures	6/26/2009	41	7,100,377	7,222,291	121,914
U.S. Treasury Notes 5 Year Futures	6/30/2009	361	42,128,247	42,874,391	746,144
U.S. Treasury Bond 30 Year Futures	6/19/2009	193	24,378,167	25,032,703	654,536

Futures Contracts-Short
90 Day Eurodollar Futures	6/15/2009	(7)	(1,725,366)	(1,730,750)	(5,384)
90 Day Eurodollar Futures	9/14/2009	(28)	(6,904,577)	(6,923,350)	(18,773)
90 Day Eurodollar Futures	12/14/2009	(28)	(6,893,402)	(6,912,850)	(19,448)
90 Day Eurodollar Futures	3/15/2010	(16)	(3,933,231)	(3,948,000)	(14,769)
90 Day Eurodollar Futures	6/14/2010	(16)	(3,924,052)	(3,941,800)	(17,748)
90 Day Eurodollar Futures	9/13/2010	(16)	(3,914,806)	(3,935,400)	(20,594)
90 Day Eurodollar Futures	12/13/2010	(16)	(3,904,856)	(3,927,200)	(22,344)
90 Day Eurodollar Futures	3/14/2011	(5)	(1,217,652)	(1,225,375)	(7,723)
90 Day Eurodollar Futures	6/13/2011	(5)	(1,215,152)	(1,222,937)	(7,785)
90 Day Eurodollar Futures	9/19/2011	(5)	(1,213,037)	(1,220,500)	(7,463)
90 Day Eurodollar Futures	12/19/2011	(5)	(1,211,100)	(1,217,813)	(6,713)
U.S. Treasury Notes 10 Year Futures	6/19/2009	(62)	(7,685,281)	(7,692,844)	(7,563)

Net Unrealized Appreciation					$1,364,353

TBA Sale Commitments
Federal Agencies				Face Amount	Value
Federal Home Loan Mortgage Corp. 4.500% (30 Year TBA)				$(4,900,000)	$(5,001,062)
6.000% (30 Year TBA)				(11,400,000)	(11,827,500)
Federal National Mortgage Association 5.000% (30 Year TBA)				(27,900,000)	(28,710,830)
5.500% (30 Year TBA) 6.000% (30 Year TBA) 6.500% (30 Year TBA)				(11,600,000)	(12,093,000)
				(14,100,000)	(14,725,688)
				(700,000)	(734,562)
Government National Mortgage Association 6.500% (30 Year TBA)				(10,100,000)	(10,601,839)

Total TBA Sale Commitments (Proceeds Cost $(82,949,480))					$(83,694,481)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-19

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	TBA Sale Commitments	Other Financial Instruments*
Level 1—Quoted Prices	$654,803,179	$0	$1,364,353
Level 2—Other Significant Observable Inputs	483,089,257	(83,694,481)	(35,569)
Level 3—Significant Unobservable Inputs	57,500	0	0

Total	$1,137,949,936	$(83,694,481)	$1,328,784

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments In Securities	TBA Sale Commitments	Other Financial Instruments*
Balance as of December 31, 2008	$362,358	$0	$0
Transfers In (Out) of Level 3	(45,695)	0	0
Accrued discounts/premiums	0	0	0
Realized Gain (Loss)	0	0	0
Change in unrealized appreciation (depreciation)	(261,873)	0	0
Net Purchases (Sales)	2,710	0	0

Balance as of March 31, 2009	$57,500	$0	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-20

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.1%
General Dynamics Corp.	160,000	$6,654,400
L-3 Communications Holdings, Inc.	63,000	4,271,400
Northrop Grumman Corp.	146,000	6,371,440
Raytheon Co.	164,000	6,386,160

		23,683,400

Biotechnology—2.5%
Amgen, Inc. (a)	231,000	11,439,120

Chemicals—1.1%
The Dow Chemical Co.	591,000	4,982,130

Commercial & Professional Services—1.2%
Avery Dennison Corp.	38,000	848,920
Pitney Bowes, Inc.	213,000	4,973,550

		5,822,470

Commercial Banks—0.2%
Whitney Holding Corp.	65,000	744,250

Communications Equipment—0.6%
Tellabs, Inc. (a)	572,000	2,619,760

Computers & Peripherals—2.8%
EMC Corp. (a)	489,000	5,574,600
Lexmark International, Inc. (Class A) (a) (b)	19,000	320,530
QLogic Corp. (a)	275,000	3,058,000
Western Digital Corp. (a)	208,000	4,022,720

		12,975,850

Diversified Financial Services—0.7%
JPMorgan Chase & Co.	125,000	3,322,500

Diversified Telecommunication Services—5.6%
AT&T, Inc.	404,000	10,180,800
Verizon Communications, Inc.	518,000	15,643,600

		25,824,400

Electronic Equipment, Instruments & Components—0.8%
Arrow Electronics, Inc.	133,000	2,534,980
Ingram Micro, Inc. (a)	104,000	1,314,560

		3,849,540

Energy Equipment & Services—2.9%
ENSCO International, Inc.	167,000	4,408,800
Nabors Industries, Ltd. (a) (b)	445,000	4,445,550
Tidewater, Inc. (b)	123,000	4,566,990

		13,421,340

Food & Staples Retailing—1.9%
BJ’s Wholesale Club, Inc. (a)	110,000	3,518,900
The Kroger Co.	247,000	5,241,340

		8,760,240

Security Description	Shares	Value

Food Products—1.5%
Archer-Daniels-Midland Co.	249,000	$6,917,220

Health Care Providers & Services—8.4%
Aetna, Inc.	218,000	5,303,940
AmerisourceBergen Corp.	106,900	3,491,354
Cigna Corp.	219,000	3,852,210
Community Health Systems, Inc. (a) (b)	55,000	843,700
Coventry Health Care, Inc. (a)	120,000	1,552,800
Humana, Inc. (a)	186,000	4,850,880
LifePoint Hospitals, Inc. (a) (b)	6,000	125,160
Lincare Holdings, Inc. (a)	5,000	109,000
McKesson Corp.	136,000	4,765,440
Omnicare, Inc.	5,000	122,450
UnitedHealth Group, Inc.	324,000	6,781,320
WellPoint, Inc. (a)	188,000	7,138,360

		38,936,614

Health Care Technology—0.2%
IMS Health, Inc.	64,000	798,080

Hotels, Restaurants & Leisure—1.1%
McDonald’s Corp.	90,000	4,911,300

Household Durables—5.0%
D.R. Horton, Inc.	34,000	329,800
Leggett & Platt, Inc. (b)	128,000	1,662,720
Lennar Corp. (Class A)	481,000	3,612,310
M.D.C. Holdings, Inc.	136,000	4,235,040
NVR, Inc. (a) (b)	8,000	3,422,000
Pulte Homes, Inc. (b)	458,000	5,005,940
Toll Brothers, Inc. (a) (b)	261,000	4,739,760

		23,007,570

Household Products—0.5%
Procter & Gamble Co.	54,000	2,542,860

Industrial Conglomerates—1.0%
General Electric Co.	458,000	4,630,380

Insurance—9.8%
American Financial Group, Inc.	74,000	1,187,700
Cincinnati Financial Corp.	154,000	3,521,980
Everest Re Group, Ltd.	48,000	3,398,400
HCC Insurance Holdings, Inc.	197,000	4,962,430
Lincoln National Corp.	299,000	2,000,310
PartnerRe, Ltd.	79,000	4,903,530
RenaissanceRe Holdings, Ltd.	12,000	593,280
The Chubb Corp.	163,000	6,898,160
The Travelers Cos., Inc.	198,000	8,046,720
Transatlantic Holdings, Inc.	23,500	838,245
Unum Group	298,000	3,725,000
W.R. Berkley Corp.	228,000	5,141,400

		45,217,155

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-21

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—0.2%
Affiliated Computer Services, Inc. (Class A) (a)	13,000	$622,570
Computer Sciences Corp. (a)	5,000	184,200

		806,770

Leisure Equipment & Products—0.6%
Hasbro, Inc.	108,000	2,707,560

Machinery—0.1%
Dover Corp.	14,000	369,320

Metals & Mining—0.9%
United States Steel Corp. (b)	196,000	4,141,480

Multi-Utilities—0.1%
NiSource, Inc.	29,000	284,200

Multiline Retail—1.1%
Family Dollar Stores, Inc. (b)	147,000	4,905,390

Office Electronics—0.2%
Xerox Corp.	251,000	1,142,050

Oil, Gas & Consumable Fuels—23.1%
Anadarko Petroleum Corp.	168,000	6,533,520
Chevron Corp.	331,000	22,256,440
ConocoPhillips	316,000	12,374,560
Exxon Mobil Corp.	581,000	39,566,100
Marathon Oil Corp.	264,000	6,940,560
Occidental Petroleum Corp.	77,000	4,285,050
Sunoco, Inc. (b)	181,000	4,792,880
Tesoro Corp. (b)	354,000	4,768,380
Valero Energy Corp.	320,000	5,728,000

		107,245,490

Pharmaceuticals—13.3%
Bristol-Myers Squibb Co.	238,000	5,216,960
Eli Lilly & Co.	259,000	8,653,190
Endo Pharmaceuticals Holdings, Inc. (a)	8,000	141,440
Forest Laboratories, Inc. (a)	38,000	834,480
Johnson & Johnson	355,000	18,673,000
King Pharmaceuticals, Inc. (a)	313,900	2,219,273
Merck & Co., Inc.	360,000	9,630,000
Pfizer, Inc. (b)	1,182,000	16,098,840
Watson Pharmaceuticals, Inc. (a)	5,000	155,550

		61,622,733

Professional Services—0.1%
Manpower, Inc.	20,000	630,600

Semiconductors & Semiconductor Equipment—0.7%
Integrated Device Technology, Inc. (a)	237,000	1,078,350
Novellus Systems, Inc. (a) (b)	143,000	2,378,090

		3,456,440

Security Description	Shares	Value

Software—2.4%
CA, Inc.	288,000	$5,071,680
Compuware Corp. (a)	80,000	527,200
McAfee, Inc. (a) (b)	126,600	4,241,100
Synopsys, Inc. (a)	57,400	1,189,902

		11,029,882

Specialty Retail—2.8%
Limited Brands, Inc.	533,000	4,637,100
RadioShack Corp.	420,000	3,599,400
The Gap, Inc.	383,000	4,975,170

		13,211,670

Tobacco—1.1%
Reynolds American, Inc.	145,000	5,196,800

Total Common Stock (Identified Cost $594,649,100)		461,156,564

Short Term Investments—3.9%
Security Description	Shares/Par Amount	Value

Mutual Funds—3.1%
State Street Navigator Securities Lending Prime Portfolio (c)	14,218,595	14,218,595

Repurchase Agreement—0.8%
State Street Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $3,987,001 on 04/01/09, collateralized by $4,020,000 Federal Home Loan Bank 2.730% due 06/10/09 with a value of $4,071,054.	$3,987,000	3,987,000

Total Short Term Investments (Identified Cost $18,205,595)		18,205,595

Total Investments—103.5% (Identified Cost $612,854,695) (d)		479,362,159
Liabilities in excess of other assets		(16,103,481)

Net Assets—100%		$463,258,678

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $13,882,228 and the collateral received consisted of cash in the amount of $14,218,595. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $612,854,695 and the composition of unrealized appreciation and depreciation of investment securities was $4,998,231 and $(138,490,767), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-22

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$475,375,159	$0
Level 2—Other Significant Observable Inputs	3,987,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$479,362,159	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-23

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
General Dynamics Corp.	50,200	$2,087,818
Honeywell International, Inc.	144,623	4,029,197

		6,117,015

Air Freight & Logistics—0.7%
United Parcel Service, Inc. (Class B)	42,200	2,077,084

Airlines—0.9%
Delta Air Lines, Inc. (a)	454,900	2,561,087

Beverages—3.7%
PepsiCo, Inc.	58,500	3,011,580
The Coca-Cola Co.	175,397	7,708,698

		10,720,278

Biotechnology—3.9%
Celgene Corp. (a)	69,500	3,085,800
Genzyme Corp. (a)	47,800	2,838,842
Gilead Sciences, Inc. (a)	111,300	5,155,416

		11,080,058

Capital Markets—0.8%
The Goldman Sachs Group, Inc.	22,900	2,427,858

Chemicals—0.8%
Ecolab, Inc.	68,000	2,361,640

Commercial & Professional Services—0.9%
Waste Management, Inc.	95,800	2,452,480

Communications Equipment—7.1%
Cisco Systems, Inc. (a)	517,137	8,672,387
QUALCOMM, Inc.	296,548	11,538,683

		20,211,070

Computers & Peripherals—6.3%
Apple, Inc. (a)	70,117	7,370,699
Hewlett-Packard Co.	148,500	4,760,910
International Business Machines Corp.	60,100	5,823,089

		17,954,698

Construction & Engineering—0.7%
Fluor Corp. (b)	59,300	2,048,815

Diversified Consumer Services—1.5%
Apollo Group, Inc. (Class A) (a) (b)	53,300	4,174,989

Diversified Financial Services—1.9%
CME Group, Inc.	12,100	2,981,319
JPMorgan Chase & Co.	88,800	2,360,304

		5,341,623

Diversified Telecommunication Services—0.5%
AT&T, Inc.	61,672	1,554,134

Security Description	Shares	Value

Energy Equipment & Services—2.1%
Schlumberger, Ltd.	64,693	$2,627,829
Transocean, Ltd. (a)	56,363	3,316,399

		5,944,228

Food & Staples Retailing—4.2%
Safeway, Inc.	98,100	1,980,639
The Kroger Co.	76,800	1,629,696
Wal-Mart Stores, Inc.	159,456	8,307,658

		11,917,993

Health Care Equipment & Supplies—0.7%
C.R. Bard, Inc.	24,500	1,953,140

Health Care Providers & Services—3.1%
Henry Schein, Inc. (a) (b)	62,300	2,492,623
Medco Health Solutions, Inc. (a)	106,240	4,391,962
UnitedHealth Group, Inc.	94,400	1,975,792

		8,860,377

Hotels, Restaurants & Leisure—2.9%
Burger King Holdings, Inc. (b)	183,400	4,209,030
McDonald’s Corp.	74,300	4,054,551

		8,263,581

Household Durables—0.8%
D.R. Horton, Inc. (b)	232,000	2,250,400

Household Products—1.1%
Clorox Co. (b)	38,300	1,971,684
Procter & Gamble Co.	23,600	1,111,324

		3,083,008

Industrial Conglomerates—1.1%
3M Co.	63,400	3,152,248

Insurance—1.1%
The Travelers Cos., Inc.	76,100	3,092,704

Internet & Catalog Retail—1.7%
Amazon.com, Inc. (a) (b)	65,700	4,825,008

Internet Software & Services—2.8%
Google, Inc. (Class A) (a)	22,755	7,920,105

IT Services—0.4%
Accenture, Ltd. (Class A)	43,200	1,187,568

Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc. (a)	74,200	2,646,714

Machinery—4.4%
Cummins, Inc.	111,100	2,827,495
Danaher Corp. (b)	134,600	7,298,012
Deere & Co.	79,300	2,606,591

		12,732,098

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-24

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—2.2%
Agnico-Eagle Mines, Ltd.	56,500	$3,215,980
Freeport-McMoRan Copper & Gold, Inc. (a)	82,725	3,152,650

		6,368,630

Multiline Retail—2.4%
Kohl’s Corp. (a)	159,622	6,755,203

Oil, Gas & Consumable Fuels—6.0%
Apache Corp.	18,100	1,160,029
EOG Resources, Inc.	29,950	1,640,062
Exxon Mobil Corp.	66,700	4,542,270
Massey Energy Co. (b)	121,242	1,226,969
PetroHawk Energy Corp. (a)	91,900	1,767,237
Petroleo Brasileiro S.A. (ADR)	97,800	2,979,966
Range Resources Corp.	54,900	2,259,684
Valero Energy Corp.	98,300	1,759,570

		17,335,787

Pharmaceuticals—7.0%
Abbott Laboratories	158,700	7,569,990
Johnson & Johnson	73,900	3,887,140
Schering-Plough Corp.	174,600	4,111,830
Teva Pharmaceutical Industries, Ltd. (ADR)	96,500	4,347,325

		19,916,285

Semiconductors & Semiconductor Equipment—5.2%
Broadcom Corp. (a)	225,800	4,511,484
Lam Research Corp. (a) (b)	141,906	3,231,199
NVIDIA Corp. (a) (b)	281,700	2,777,562
PMC-Sierra, Inc. (a)	699,084	4,460,156

		14,980,401

Software—9.4%
Activision Blizzard, Inc. (a)	468,800	4,903,648
Adobe Systems, Inc. (a)	72,687	1,554,775
Check Point Software Technologies, Ltd. (a)	176,700	3,924,507
Microsoft Corp.	347,400	6,381,738
Oracle Corp. (a)	355,800	6,429,306
Salesforce.com, Inc. (a) (b)	115,838	3,791,378

		26,985,352

Specialty Retail—3.6%
Carmax, Inc. (a) (b)	232,300	2,889,812
Home Depot, Inc. (b)	134,400	3,166,464
Ross Stores, Inc.	118,261	4,243,205

		10,299,481

Tobacco—1.7%
Philip Morris International, Inc.	137,969	4,908,937

Security Description	Shares	Value

Wireless Telecommunication Services—2.8%
American Tower Corp. (Class A) (a)	217,698	$6,624,550
MetroPCS Communications, Inc. (a) (b)	83,800	1,431,304

		8,055,854

Total Common Stock (Identified Cost $343,447,910)		284,517,931

Short Term Investments—5.0%
Security Description	Shares/Par Amount	Value

Mutual Funds—4.2%
State Street Navigator Securities Lending Prime Portfolio (c)	12,174,045	12,174,045

Repurchase Agreement—0.8%
State Street Corp. Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $2,169,001 on 04/01/09, collateralized by $2,185,000 Federal Home Loan Bank 2.730% due 06/10/09 with a value of $2,212,750.	$2,169,000	2,169,000

Total Short Term Investments (Identified Cost $14,343,045)		14,343,045

Total Investments—104.4% (Identified Cost $357,790,955) (d)		298,860,976
Liabilities in excess of other assets		(12,635,730)

Net Assets—100%		$286,225,246

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $12,031,457 and the collateral received consisted of cash in the amount of $12,174,045 and non-cash collateral with a value of $13,349. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $357,790,955 and the composition of unrealized appreciation and depreciation of investment securities was $9,413,033 and $(68,343,012), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-25

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$296,691,976	$0
Level 2—Other Significant Observable Inputs	2,169,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$298,860,976	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-26

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2009

Commercial Paper—68.4% of Net Assets

Security Description	Par Amount	Value

Asset Backed—24.1%
Apreco, LLC
0.600%, 04/01/09	$20,000,000	$20,000,000
0.800%, 04/06/09	23,882,000	23,879,346
Atlantis One Funding Corp.
0.710%, 05/05/09	15,000,000	14,989,942
Barton Capital Corp.
0.500%, 04/06/09	30,000,000	29,997,917
Cafco, LLC
0.750%, 04/13/09	27,000,000	26,993,250
0.750%, 04/17/09	20,000,000	19,993,333
0.780%, 04/22/09	25,000,000	24,988,625
0.800%, 05/04/09	25,000,000	24,981,667
Charta, LLC
0.800%, 05/05/09	28,500,000	28,478,467
1.000%, 05/11/09	26,318,000	26,288,758
Ciesco, LLC
0.780%, 04/21/09	25,000,000	24,989,167
0.980%, 05/14/09	20,000,000	19,976,589
1.020%, 05/21/09	30,000,000	29,957,500
CRC Funding, LLC
0.420%, 04/13/09	22,000,000	21,996,920
0.650%, 04/15/09	20,000,000	19,994,944
0.830%, 05/04/09	30,000,000	29,977,175
Manhattan Asset Funding Co., LLC
1.350%, 04/03/09	39,500,000	39,497,038
1.000%, 04/06/09	11,338,000	11,336,425
Nieuw Amsterdam Receivables Corp.
0.800%, 04/06/09	25,000,000	24,997,222
Ranger Funding Co., LLC
0.670%, 05/01/09	16,923,000	16,913,551
0.650%, 05/11/09	30,000,000	29,978,333
Solitaire Funding, LLC
0.450%, 04/09/09	30,000,000	29,997,000
Variable Funding
0.650%, 04/29/09	30,500,000	30,484,581
0.420%, 06/02/09	29,000,000	28,979,023

		599,666,773

Asset Backed—Other—1.0%
Cancara Asset Securitisation, LLC
0.600%, 04/08/09	26,000,000	25,996,967

Chemicals—1.6%
BASF AG
0.400%, 04/30/09	40,000,000	39,987,111

Commercial Banks—8.9%
Banco Santander (Puerto Rico)
0.960%, 04/16/09	15,000,000	14,994,000
JPMorgan Chase & Co.
0.010%, 04/01/09	61,065,000	61,065,000
Rabobank USA Financial Corp.
0.700%, 06/16/09	33,200,000	33,150,938
San Paolo IMI U.S. Finiancial Co.
1.100%, 07/15/09	22,000,000	21,929,417

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Santander Cental Hispano Finance
1.650%, 08/03/09	$13,000,000	$12,926,117
0.820%, 04/20/09	25,000,000	24,989,180
0.900%, 06/02/09	25,000,000	24,961,250
1.390%, 07/07/09	10,000,000	9,962,547
UBS Finance Delaware, LLC
1.240%, 04/29/09	18,000,000	17,982,640

		221,961,089

Diversified Financial Services—11.3%
BNP Paribas Finance, Inc.
0.590%, 05/05/09	35,000,000	34,980,497
0.820%, 06/10/09	17,500,000	17,472,097
Danske Corp.
0.490%, 04/06/09	20,000,000	19,998,639
0.590%, 04/20/09	20,000,000	19,993,772
0.650%, 04/23/09	37,000,000	36,985,303
0.740%, 05/05/09	18,000,000	17,987,420
ING U.S. Funding, LLC
0.740%, 04/07/09	15,000,000	14,998,150
0.750%, 05/15/09	30,000,000	29,972,500
0.920%, 05/18/09	15,000,000	14,981,984
Nordea North America
0.700%, 05/26/09	25,000,000	24,973,264
0.720%, 06/08/09	28,850,000	28,810,764
0.960%, 07/27/09	20,000,000	19,937,600

		281,091,990

Federal Agencies—8.8%
Federal Home Loan Bank
0.010%, 06/02/09	23,385,000	23,370,501
0.010%, 08/12/09	10,300,000	10,277,549
0.482%, 08/13/09 (a)	9,400,000	9,400,000
0.461%, 08/14/09 (a)	13,825,000	13,823,427
0.010%, 09/09/09	60,000,000	59,841,683
0.720%, 02/05/10 (a)	13,100,000	13,100,000
0.805%, 02/26/10 (a)	14,130,000	14,130,000
Federal Home Loan Mortgage Corp.
1.087%, 09/25/09 (a)	25,230,000	25,230,000
0.453%, 09/28/09 (a)	15,375,000	15,370,374
Federal National Mortgage Association
0.010%, 05/14/09	9,450,000	9,427,425
1.220%, 05/15/09	15,000,000	14,977,633
1.300%, 06/22/09	10,000,000	9,970,389

		218,918,981

U.S. Treasury—6.0%
U.S. Treasury Bills
0.010%, 04/30/09	25,000,000	24,994,562
0.010%, 05/21/09	38,700,000	38,683,903
0.275%, 05/21/09	25,000,000	24,990,469
0.010%, 05/28/09	13,900,000	13,893,398
0.010%, 08/06/09	14,200,000	14,180,463
0.010%, 08/13/09	12,000,000	11,980,123

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-27

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2009

Commercial Paper—(Continued)

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Bills
0.010%, 08/27/09	$10,500,000	$10,478,827
0.010%, 09/03/09	10,000,000	9,986,222

		149,187,967

Yankee—6.7%
Bank of Nova Scotia (Houston)
0.700%, 06/12/09 (a)	45,000,000	45,000,000
Bank of Nova Scotia (ScotiaBank)
0.740%, 05/01/09	51,600,000	51,568,180
DnB NOR Bank ASA
0.930%, 05/22/09	50,000,000	49,934,125
1.000%, 07/21/09	20,000,000	19,923,533

		166,425,838

Total Commercial Paper (Identified Cost $1,703,236,716)		1,703,236,716

Certificate of Deposit—22.8%

Commercial Banks—18.7%
Banco Bilbao Vizcaya Argentaria
2.710%, 04/14/09 (a)	40,000,000	40,000,143
2.770%, 05/12/09 (a)	20,000,000	20,000,225
0.970%, 07/01/09 (a)	25,950,000	25,950,654
1.150%, 08/03/09 (a)	30,000,000	30,001,500
Banco Santander (NY)
2.780%, 05/12/09 (a)	18,000,000	18,000,000
Barclays Bank, Plc. (NY)
0.950%, 04/14/09	30,000,000	30,000,000
0.930%, 04/23/09 (a)	15,000,000	15,000,000
BNP Paribas (NY)
1.010%, 05/19/09 (a)	15,000,000	15,000,000
0.870%, 06/02/09 (a)	15,500,000	15,500,000
2.290%, 06/08/09 (a)	22,600,000	22,600,000
1.170%, 07/08/09 (a)	4,000,000	4,000,000
DnB NOR Bank ASA (NY)
0.870%, 06/09/09 (a)	20,000,000	20,000,000
Mizuho Corporate Bank, Ltd (NY)
0.500%, 04/17/09 (a)	19,000,000	19,000,000
Rabobank Nederland NV (NY)
0.750%, 06/09/09 (a)	20,000,000	20,000,000
0.700%, 07/13/09 (a)	20,000,000	20,000,000
0.850%, 08/03/09 (a)	20,000,000	20,000,000
Societe Generale (NY)
0.970%, 06/09/09 (a)	20,000,000	20,000,000
1.600%, 06/17/09 (a)	12,500,000	12,500,000
0.750%, 06/23/09 (a)	10,000,000	10,000,000
1.050%, 07/13/09 (a)	10,000,000	10,000,000
Svenska Handelsbanken (NY)
0.790%, 05/04/09 (a)	17,000,000	17,000,000
0.960%, 06/04/09 (a)	25,000,000	25,000,443
1.000%, 06/11/09 (a)	14,100,000	14,100,000
Toronto-Dominion Bank (NY)
2.500%, 06/09/09 (a)	8,500,000	8,500,000

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Toronto-Dominion Bank (NY)
2.420%, 06/11/09 (a)	$13,950,000	$13,950,000

		466,102,965

Diversified Financial Services—1.5%
Royal Bank of Scotland, Plc. (NY)
1.320%, 06/30/09 (a)	18,400,000	18,400,000
San Paolo IMI S.p.A. (NY)
2.850%, 05/12/09 (a)	20,000,000	20,000,000

		38,400,000

Insurance—0.7%
New York Life Insurance Co.
1.290%, 04/13/09 (a) (b)	16,520,000	16,520,000

Yankee—1.9%
Nordea Bank AB
1.509%, 10/23/09 (a)	11,800,000	11,800,000
UBS AG (Stamford)
1.300%, 04/30/09 (a)	10,000,000	10,000,000
1.040%, 05/18/09 (a)	25,000,000	25,000,000

		46,800,000

Total Certificate of Deposit (Identified Cost $567,822,965)		567,822,965

Medium Term Notes—7.9%

Commercial Banks—6.5%
Bank of Montreal (Chicago)
0.430%, 04/20/09 (a)	40,000,000	40,000,000
1.008%, 10/05/09 (a)	14,950,000	14,950,000
Chase Bank USA N.A.
0.520%, 07/15/09 (a)	16,500,000	16,500,000
HSBC USA, Inc.
1.560%, 10/15/09 (a)	2,740,000	2,740,000
State Street Bank & Trust Co.
0.850%, 04/27/09 (a)	30,000,000	30,000,000
0.940%, 05/12/09 (a)	30,000,000	30,000,000
1.050%, 06/15/09 (a)	20,000,000	20,000,000
Wachoiva Bank N.A.
1.845%, 08/04/09 (a)	9,400,000	9,398,153

		163,588,153

Diversified Financial Services—0.5%
General Electric Capital Corp.
0.562%, 04/24/09 (a)	7,500,000	7,500,000
ING USA Global Funding
1.751%, 09/18/09 (a)	4,440,000	4,440,000

		11,940,000

Yankee—0.9%
ING Bank NV
1.571%, 09/24/09 (a)	10,000,000	10,000,000

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-28

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2009

Medium Term Notes—(Continued)

Security Description	Par Amount	Value

Yankee—(Continued)
Lloyds TSB Group, Plc.
1.541%, 08/07/09 (a)	$12,700,000	$12,700,000

		22,700,000

Total Medium Term Notes (Identified Cost $198,228,153)		198,228,153

Total Investments—99.1% (Identified Cost $2,469,287,834) (c)		2,469,287,834
Other assets less liabilities		22,148,657

Net Assets—100%		$2,491,436,491

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2009.
(b)	Illiquid securities representing in the aggregate 0.7% of net assets.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $2,469,287,834.

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$0	$0
Level 2—Other Significant Observable Inputs	2,469,287,834	0
Level 3—Significant Unobservable Inputs	0	0

Total	$2,469,287,834	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-29

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—96.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Orbital Sciences Corp. (a)	230,600	$2,741,834

Air Freight & Logistics—0.4%
HUB Group, Inc. (Class A) (a)	90,600	1,540,200

Airlines—0.8%
JetBlue Airways Corp. (a)	817,700	2,984,605

Building Products—0.3%
Lennox International, Inc.	42,300	1,119,258

Capital Markets—4.0%
Jefferies Group, Inc.	260,314	3,592,333
KBW, Inc. (a)	364,318	7,413,872
Piper Jaffray Cos. (a)	154,700	3,989,713

		14,995,918

Chemicals—2.6%
Sensient Technologies Corp.	424,948	9,986,278

Commercial & Professional Services—4.2%
The Brink’s Co.	263,600	6,974,856
The GEO Group, Inc. (a)	351,400	4,656,050
Waste Connections, Inc. (a)	165,650	4,257,205

		15,888,111

Commercial Banks—8.9%
Associated Banc-Corp (b)	190,100	2,935,144
Cullen/Frost Bankers, Inc.	80,300	3,769,282
Fulton Financial Corp.	451,400	2,992,782
Glacier Bancorp, Inc.	245,300	3,853,663
PacWest Bancorp	206,900	2,964,877
Prosperity Bancshares, Inc.	204,300	5,587,605
TCF Financial Corp.	347,900	4,091,304
United Bankshares, Inc. (b)	180,165	3,106,045
Westamerica Bancorp	96,167	4,381,368

		33,682,070

Communications Equipment—2.8%
Adtran, Inc.	330,800	5,362,268
Arris Group, Inc. (a)	254,100	1,872,717
Polycom, Inc. (a) (b)	230,300	3,544,317

		10,779,302

Construction & Engineering—0.7%
Pike Electric Corp. (a) (b)	265,700	2,457,725

Containers & Packaging—2.3%
Silgan Holdings, Inc.	163,000	8,564,020

Diversified Consumer Services—1.8%
Brink’s Home Security Holdings, Inc. (a)	224,900	5,082,740
K12, Inc. (a) (b)	126,700	1,761,130

		6,843,870

Security Description	Shares	Value

Diversified Financial Services—3.4%
PHH Corp. (a)	907,758	$12,754,000

Electric Utilities—5.4%
CLECO Corp. (b)	262,400	5,691,456
El Paso Electric Co. (a)	175,700	2,475,613
UIL Holdings Corp. (b)	189,795	4,236,224
UniSource Energy Corp.	97,500	2,748,525
Westar Energy, Inc.	290,600	5,094,218

		20,246,036

Electrical Equipment—1.1%
Regal-Beloit Corp. (b)	135,200	4,142,528

Electronic Equipment, Instruments & Components—1.5%
Anixter International, Inc. (a) (b)	83,200	2,635,776
Tech Data Corp. (a)	141,000	3,070,980

		5,706,756

Energy Equipment & Services—1.2%
Lufkin Industries, Inc.	119,644	4,532,115

Food & Staples Retailing—1.5%
BJ’s Wholesale Club, Inc. (a) (b)	114,900	3,675,651
Spartan Stores, Inc. (b)	136,500	2,103,465

		5,779,116

Food Products—4.1%
Fresh Del Monte Produce, Inc. (a)	309,400	5,080,348
Hain Celestial Group, Inc. (a) (b)	261,700	3,726,608
Ralcorp Holdings, Inc. (a)	83,669	4,508,086
Sanderson Farms, Inc. (b)	59,100	2,219,205

		15,534,247

Health Care Equipment & Supplies—1.9%
Symmetry Medical, Inc. (a)	147,086	928,113
Teleflex, Inc.	50,600	1,977,954
The Cooper Cos., Inc. (b)	168,700	4,460,428

		7,366,495

Health Care Providers & Services—7.8%
Healthsouth Corp. (a)	165,800	1,472,304
Kindred Healthcare, Inc. (a)	423,600	6,332,820
Magellan Health Services, Inc. (a)	222,361	8,102,835
Mednax, Inc. (a)	65,300	1,924,391
MWI Veterinary Supply, Inc. (a) (b)	191,200	5,445,376
Skilled Healthcare Group, Inc. (a)	144,300	1,184,703
Sun Healthcare Group, Inc. (a)	586,078	4,946,498

		29,408,927

Hotels, Restaurants & Leisure—2.8%
Scientific Games Corp. (a) (b)	298,200	3,611,202
Starwood Hotels & Resorts Worldwide, Inc. (b)	265,200	3,368,040
Wendy’s/Arby’s Group, Inc.	752,200	3,783,566

		10,762,808

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-30

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—2.1%
Centex Corp. (a)	236,400	$1,773,000
Jarden Corp. (a) (b)	492,220	6,236,427

		8,009,427

Industrial Conglomerates—0.5%
Walter Industries, Inc.	76,800	1,756,416

Insurance—8.4%
Aspen Insurance Holdings, Ltd.	356,300	8,002,498
Endurance Specialty Holdings, Ltd.	312,600	7,796,244
Navigators Group, Inc. (a)	70,904	3,345,251
Platinum Underwriters Holdings, Ltd.	249,707	7,081,691
The Hanover Insurance Group, Inc.	188,142	5,422,252

		31,647,936

Internet Software & Services—2.0%
SkillSoft, Plc. (ADR) (a)	1,156,729	7,738,517

IT Services—1.2%
Hewitt Associates, Inc. (a)	157,300	4,681,248

Machinery—1.5%
Actuant Corp.	204,029	2,107,620
IDEX Corp.	162,800	3,560,436

		5,668,056

Metals & Mining—0.5%
Reliance Steel & Aluminum Co. (b)	67,900	1,787,807

Oil, Gas & Consumable Fuels—3.0%
James River Coal Co. (a) (b)	362,200	4,469,548
Southern Union Co.	201,100	3,060,742
Whiting Petroleum Corp. (a)	140,700	3,637,095

		11,167,385

Personal Products—2.2%
Alberto-Culver Co.	216,900	4,904,109
Chattem, Inc. (a) (b)	60,468	3,389,231

		8,293,340

Professional Services—0.6%
Huron Consulting Group, Inc. (a) (b)	51,800	2,197,874

Real Estate Investment Trusts—3.2%
Chimera Investment Corp.	740,500	2,488,080
Mack-Cali Realty Corp.	107,800	2,135,518
MFA Mortgage Investments, Inc.	652,900	3,839,052
Redwood Trust, Inc.	245,300	3,765,355

		12,228,005

Road & Rail—1.8%
Genesee & Wyoming, Inc. (a)	254,400	5,406,000
Landstar System, Inc.	44,328	1,483,658

		6,889,658

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—2.1%
Hittite Microwave Corp. (a) (b)	78,500	$2,449,200
Intersil Corp. (b)	297,300	3,418,950
ON Semiconductor Corp. (a)	556,900	2,171,910

		8,040,060

Software—0.5%
Progress Software Corp. (a)	105,500	1,831,480

Specialty Retail—2.7%
Abercrombie & Fitch Co. (Class A) (b)	62,600	1,489,880
J. Crew Group, Inc. (a) (b)	145,200	1,913,736
Rent-A-Center, Inc. (a)	164,100	3,178,617
Tractor Supply Co. (a) (b)	96,600	3,483,396

		10,065,629

Textiles, Apparel & Luxury Goods—1.8%
Carter’s, Inc. (a)	129,900	2,443,419
Phillips-Van Heusen Corp.	197,400	4,477,032

		6,920,451

Thrifts & Mortgage Finance—2.4%
First Niagara Financial Group, Inc.	844,800	9,208,320

Total Common Stock (Identified Cost $400,337,032)		365,947,828

Short Term Investments—13.5%
Security Description	Shares/Par Amount	Value

Mutual Funds—10.2%
State Street Navigator Securities Lending Prime Portfolio (c)	38,750,091	38,750,091

Repurchase Agreement—3.3%
State Street Corp. Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $12,463,003 on 04/01/09, collateralized by $12,715,000 Federal Home Loan Bank due 05/14/09 with a value of $12,713,729.	$12,463,000	12,463,000

Total Short Term Investments (Identified Cost $51,213,091)		51,213,091

Total Investments—110.2% (Identified Cost $451,550,123) (d)		417,160,919
Liabilities in excess of other assets		(38,486,404)

Net Assets—100%		$378,674,515

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $38,657,883 and the collateral received consisted of cash in the amount of $38,750,091 and non-cash collateral with a value of $679,657. The cash collateral is invested in a

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-31

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $451,550,123 and the composition of unrealized appreciation and depreciation of investment securities was $10,663,991 and $(45,053,195), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$404,697,919	$0
Level 2—Other Significant Observable Inputs	12,463,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$417,160,919	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-32

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
United Technologies Corp.	23,890	$1,026,792

Air Freight & Logistics—3.1%
FedEx Corp.	9,280	412,867
United Parcel Service, Inc. (Class B)	142,900	7,033,538

		7,446,405

Airlines—0.4%
Southwest Airlines Co.	132,900	841,257

Auto Components—0.8%
BorgWarner, Inc. (a)	71,600	1,453,480
Johnson Controls, Inc.	36,200	434,400

		1,887,880

Automobiles—0.6%
Honda Motor Co., Ltd. (ADR) (a)	62,800	1,488,360

Beverages—3.3%
PepsiCo, Inc.	131,080	6,747,998
The Coca-Cola Co.	26,300	1,155,885

		7,903,883

Biotechnology—4.1%
Biogen Idec, Inc. (b)	61,200	3,208,104
Celgene Corp. (b)	123,500	5,483,400
Gilead Sciences, Inc. (b)	27,000	1,250,640

		9,942,144

Capital Markets—3.3%
T. Rowe Price Group, Inc.	20,800	600,288
The Goldman Sachs Group, Inc.	68,480	7,260,250

		7,860,538

Chemicals—2.1%
Air Products & Chemicals, Inc.	19,500	1,096,875
Monsanto Co.	25,500	2,119,050
Potash Corp. of Saskatchewan, Inc.	21,900	1,769,739

		4,985,664

Commercial & Professional Services—0.5%
Iron Mountain, Inc. (a) (b)	50,400	1,117,368

Commercial Banks—0.1%
Wells Fargo & Co.	20,400	290,496

Communications Equipment—4.9%
Brocade Communications Systems, Inc. (b)	491,700	1,696,365
Cisco Systems, Inc. (b)	319,440	5,357,009
Polycom, Inc. (a) (b)	53,300	820,287
QUALCOMM, Inc.	102,260	3,978,936

		11,852,597

Security Description	Shares	Value

Computers & Peripherals—2.2%
Apple, Inc. (b)	21,800	$2,291,616
Hewlett-Packard Co.	32,600	1,045,156
International Business Machines Corp.	12,630	1,223,721
NetApp, Inc. (b)	55,100	817,684

		5,378,177

Construction & Engineering—1.4%
Fluor Corp.	89,700	3,099,135
Jacobs Engineering Group, Inc. (a) (b)	8,500	328,610

		3,427,745

Construction Materials—0.5%
Vulcan Materials Co. (a)	27,000	1,195,830

Diversified Consumer Services—0.9%
Apollo Group, Inc. (Class A) (a) (b)	28,000	2,193,240

Diversified Financial Services—1.2%
JPMorgan Chase & Co.	107,772	2,864,580

Diversified Telecommunication Services—1.9%
AT&T, Inc.	179,377	4,520,300

Electric Utilities—0.2%
Edison International	18,400	530,104

Electrical Equipment—0.8%
Emerson Electric Co.	29,100	831,678
First Solar, Inc. (a) (b)	7,300	968,710

		1,800,388

Electronic Equipment, Instruments & Components—0.7%
Agilent Technologies, Inc. (b)	64,305	988,368
Jabil Circuit, Inc.	124,210	690,607

		1,678,975

Energy Equipment & Services—2.1%
Baker Hughes, Inc.	41,410	1,182,256
Diamond Offshore Drilling, Inc. (a)	12,600	792,036
Schlumberger, Ltd.	75,300	3,058,686

		5,032,978

Food & Staples Retailing—2.1%
Costco Wholesale Corp.	10,100	467,832
Wal-Mart Stores, Inc.	89,600	4,668,160

		5,135,992

Food Products—3.6%
General Mills, Inc.	13,600	678,368
Kraft Foods, Inc. (Class A)	156,636	3,491,416
Sara Lee Corp.	443,300	3,581,864
Unilever NV (NY Shares)	48,500	950,600

		8,702,248

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-33

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—3.7%
Baxter International, Inc.	127,800	$6,545,916
Lumenis, Ltd. (b) (c)	520	546
Medtronic, Inc.	76,400	2,251,508

		8,797,970

Health Care Providers & Services—3.0%
Cardinal Health, Inc.	58,700	1,847,876
DaVita, Inc. (b)	86,400	3,797,280
UnitedHealth Group, Inc.	71,500	1,496,495

		7,141,651

Health Care Technology—1.5%
Cerner Corp. (a) (b)	81,500	3,583,555

Hotels, Restaurants & Leisure—0.6%
Carnival Corp. (b)	61,700	1,332,720

Household Products—0.3%
Kimberly-Clark Corp.	13,100	604,041

Industrial Conglomerates—1.5%
General Electric Co.	356,800	3,607,248

Insurance—2.7%
Aflac, Inc.	20,200	391,072
Berkshire Hathaway, Inc. (Class A) (b)	21	1,820,700
RenaissanceRe Holdings, Ltd.	28,800	1,423,872
The Progressive Corp.	213,400	2,868,096

		6,503,740

Internet Software & Services—3.9%
Google, Inc. (Class A) (b)	22,130	7,702,568
Yahoo!, Inc. (b)	137,580	1,762,400

		9,464,968

IT Services—1.4%
Paychex, Inc.	89,200	2,289,764
Visa, Inc. (a)	17,200	956,320

		3,246,084

Machinery—1.0%
Danaher Corp. (a)	13,100	710,282
Illinois Tool Works, Inc.	53,200	1,641,220

		2,351,502

Media—3.7%
CBS Corp. (Class B)	163,350	627,264
Comcast Corp. (Class A)	50,100	683,364
Gannett Co., Inc. (a)	80,600	177,320
Omnicom Group, Inc.	109,700	2,566,980
The Walt Disney Co.	153,500	2,787,560
Time Warner Cable, Inc. (a) (b)	20,933	519,147
Viacom, Inc. (Class B) (b)	83,650	1,453,837

		8,815,472

Security Description	Shares	Value

Metals & Mining—3.2%
Allegheny Technologies, Inc. (a)	70,900	$1,554,837
Barrick Gold Corp.	116,100	3,763,962
Cliffs Natural Resources, Inc.	28,100	510,296
Freeport-McMoRan Copper & Gold, Inc. (a) (b)	14,400	548,784
Nucor Corp. (a)	36,300	1,385,571

		7,763,450

Multi-Utilities—0.3%
CMS Energy Corp. (a)	58,700	695,008

Multiline Retail—3.0%
Nordstrom, Inc. (a)	50,000	837,500
Target Corp.	185,000	6,362,150

		7,199,650

Oil, Gas & Consumable Fuels—5.9%
Anadarko Petroleum Corp.	23,200	902,248
Chevron Corp.	54,333	3,653,351
Devon Energy Corp.	6,200	277,078
EOG Resources, Inc.	12,500	684,500
Exxon Mobil Corp.	21,999	1,498,132
Marathon Oil Corp.	53,500	1,406,515
Royal Dutch Shell, Plc. (Class A) (ADR)	110,200	4,881,860
Royal Dutch Shell, Plc. (Class B) (ADR)	17,244	752,011

		14,055,695

Pharmaceuticals—7.7%
Abbott Laboratories	90,200	4,302,540
Allergan, Inc.	120,630	5,761,289
AstraZeneca, Plc. (ADR) (a)	34,400	1,219,480
Forest Laboratories, Inc. (b)	51,860	1,138,845
Pfizer, Inc.	48,400	659,208
Roche Holding AG (ADR)	12,800	440,320
Sanofi-Aventis S.A. (ADR)	27,100	756,903
Shire, Plc. (ADR)	65,300	2,346,882
Teva Pharmaceutical Industries, Ltd. (ADR)	40,600	1,829,030

		18,454,497

Professional Services—0.2%
Monster Worldwide, Inc. (a) (b)	68,500	558,275

Road & Rail—0.3%
Union Pacific Corp.	18,000	739,980

Semiconductors & Semiconductor Equipment—1.7%
Broadcom Corp. (b)	102,400	2,045,952
Lam Research Corp. (a) (b)	17,300	393,921
Maxim Integrated Products, Inc.	89,300	1,179,653
Microchip Technology, Inc. (a)	24,000	508,560

		4,128,086

Software—1.8%
Adobe Systems, Inc. (b)	54,500	1,165,755
Microsoft Corp.	68,630	1,260,733

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-34

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—(Continued)
Nintendo Co., Ltd. (ADR)	39,200	$1,430,800
Oracle Corp. (b)	27,600	498,732

		4,356,020

Specialty Retail—1.8%
Best Buy Co., Inc. (a)	32,800	1,245,088
Home Depot, Inc.	60,058	1,414,967
Lowe’s Cos., Inc.	69,100	1,261,075
Urban Outfitters, Inc. (a) (b)	28,600	468,182

		4,389,312

Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc. (a) (b)	60,387	577,904

Thrifts & Mortgage Finance—1.2%
Hudson City Bancorp, Inc.	254,600	2,976,274

Tobacco—3.3%
Altria Group, Inc.	191,200	3,063,024
Philip Morris International, Inc.	137,500	4,892,250

		7,955,274

Water Utilities—0.5%
American Water Works Co., Inc. (a) (b)	65,600	1,262,144

Wireless Telecommunication Services—1.6%
American Tower Corp. (Class A) (b)	128,770	3,918,471

Total Common Stock (Identified Cost $315,198,797)		233,582,932

Preferred Stock—0.4%

Pharmaceuticals—0.4%
Schering-Plough Corp. (a)	5,000	1,054,375

Total Preferred Stock (Identified Cost $1,250,000)		1,054,375

Short Term Investments—12.4%

Security Description	Shares/Par Amount	Value

Mutual Funds—10.4%
State Street Navigator Securities Lending Prime Portfolio (d)	25,151,678	$25,151,678

Repurchase Agreement—2.0%
State Street Corp. Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $4,754,001 on 04/01/09, collateralized by $4,790,000 Federal Home Loan Bank 2.730% due 06/10/09 with a value of $4,850,833.	$4,754,000	4,754,000

Total Short Term Investments (Identified Cost $29,905,678)		29,905,678

Total Investments—110.0% (Identified Cost $346,354,475) (e)		264,542,985
Liabilities in excess of other assets		(24,131,178)

Net Assets—100%		$240,411,807

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $24,896,166 and the collateral received consisted of cash in the amount of $25,151,678 and non-cash collateral with a value of $319,157. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $346,354,475 and the composition of unrealized appreciation and depreciation of investment securities was $4,927,079 and $(86,738,569), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-35

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$258,734,064	$0
Level 2—Other Significant Observable Inputs	5,808,375	0
Level 3—Significant Unobservable Inputs	546	0

Total	$264,542,985	$0

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments In Securities	Other Financial Instruments*
Balance as of December 31, 2008	$546	$0
Transfers In (Out) of Level 3	0	0
Accrued discounts/premiums	0	0
Realized Gain (Loss)	0	0
Change in unrealized appreciation (depreciation)	0	0
Net Purchases (Sales)	0	0

Balance as of March 31, 2009	$546	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-36

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—91.6% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.6%
United Parcel Service, Inc. (Class B)	315,200	$15,514,144

Automobiles—0.6%
Harley-Davidson, Inc. (a)	1,103,970	14,782,158

Beverages—2.2%
Diageo, Plc. (ADR)	898,000	40,185,500
Heineken Holding NV (EUR)	775,143	18,840,569

		59,026,069

Capital Markets—5.2%
Ameriprise Financial, Inc.	597,996	12,252,938
Julius Baer Holding AG (CHF)	800,011	19,603,473
Morgan Stanley	134,596	3,064,751
State Street Corp.	100,260	3,086,003
The Bank of New York Mellon Corp.	3,115,964	88,025,983
The Goldman Sachs Group, Inc.	126,330	13,393,507

		139,426,655

Chemicals—0.7%
Monsanto Co.	225,421	18,732,485

Commercial & Professional Services—1.8%
Iron Mountain, Inc. (a) (b)	2,171,860	48,150,136

Commercial Banks—2.8%
Wells Fargo & Co.	5,266,106	74,989,349

Communications Equipment—0.7%
Cisco Systems, Inc. (b)	1,105,400	18,537,558

Computers & Peripherals—1.6%
Hewlett-Packard Co.	1,323,570	42,433,654

Construction Materials—1.9%
Martin Marietta Materials, Inc. (a)	384,700	30,506,710
Vulcan Materials Co. (a)	493,450	21,854,900

		52,361,610

Consumer Finance—2.0%
American Express Co.	4,036,470	55,017,086

Containers & Packaging—1.5%
Sealed Air Corp.	2,883,300	39,789,540

Diversified Consumer Services—1.3%
H&R Block, Inc.	1,966,140	35,764,087

Diversified Financial Services—4.6%
Bank of America Corp.	287,291	1,959,325
JPMorgan Chase & Co.	3,779,587	100,461,422
Moody’s Corp.	1,001,100	22,945,212

		125,365,959

Security Description	Shares	Value

Electrical Equipment—0.1%
ABB, Ltd. (ADR)	277,280	$3,865,283

Electronic Equipment, Instruments & Components—1.1%
Agilent Technologies, Inc. (b)	1,441,670	22,158,468
Tyco Electronics, Ltd.	640,462	7,070,700

		29,229,168

Energy Equipment & Services—0.8%
Transocean, Ltd. (b)	344,964	20,297,682

Food & Staples Retailing—5.9%
Costco Wholesale Corp.	2,297,800	106,434,096
CVS Caremark Corp.	1,884,691	51,810,156

		158,244,252

Food Products—0.3%
The Hershey Co. (a)	265,352	9,220,982

Health Care Equipment & Supplies—0.5%
Becton, Dickinson & Co.	106,801	7,181,299
Medtronic, Inc.	221,150	6,517,291

		13,698,590

Health Care Providers & Services—3.5%
Cardinal Health, Inc.	572,300	18,016,004
Express Scripts, Inc. (b)	681,400	31,460,238
Laboratory Corp. of America Holdings (a) (b)	124,280	7,269,137
UnitedHealth Group, Inc.	1,742,930	36,479,525

		93,224,904

Household Durables—0.2%
Garmin, Ltd.	181,500	3,849,615
Hunter Douglas NV(EUR)	112,851	2,633,909

		6,483,524

Household Products—1.7%
Procter & Gamble Co.	990,210	46,628,989

Independent Power Producers & Energy Traders—0.3%
The AES Corp. (b)	1,374,000	7,982,940

Industrial Conglomerates—0.5%
Tyco International, Ltd.	718,462	14,053,117

Insurance—10.7%
American International Group, Inc. (b)	1,819,375	1,819,375
Berkshire Hathaway, Inc. (Class A) (b)	1,365	118,345,500
Berkshire Hathaway, Inc. (Class B) (b)	3,146	8,871,720
Everest Re Group, Ltd.	69,600	4,927,680
Loews Corp.	2,530,844	55,931,652
Markel Corp. (b)	9,700	2,753,636
NIPPONKOA Insurance Co., Ltd. (JPY) (a)	1,845,500	10,622,237
Principal Financial Group, Inc.	258,500	2,114,530
Sun Life Financial, Inc.	153,200	2,736,152
The Progressive Corp. (b)	4,453,851	59,859,757

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-37

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Transatlantic Holdings, Inc.	592,856	$21,147,174

		289,129,413

Internet & Catalog Retail—0.8%
Amazon.com, Inc. (a) (b)	276,880	20,334,067
Liberty Media Interactive (Series A) (b)	648,150	1,879,635

		22,213,702

Internet Software & Services—1.9%
eBay, Inc. (b)	395,600	4,968,736
Google, Inc. (Class A) (b)	135,748	47,248,449

		52,217,185

IT Services—0.3%
Visa, Inc. (a)	126,340	7,024,504

Machinery—0.1%
PACCAR, Inc. (a)	147,850	3,808,616

Marine—0.6%
China Shipping Development Co., Ltd. (HKD) (a)	6,842,000	6,466,402
Kuehne & Nagel International AG (CHF) (a)	177,555	10,361,430

		16,827,832

Media—4.9%
Comcast Corp. (Class A)	4,223,422	54,355,441
Grupo Televisa S.A. (ADR)	1,717,530	23,427,109
Lagardere S.C.A. (EUR) (a)	136,796	3,826,268
Liberty Media Entertainment (Series A) (b)	541,070	10,794,347
News Corp. (Class A)	3,559,600	23,564,552
The Walt Disney Co.	937,740	17,029,359

		132,997,076

Metals & Mining—0.6%
BHP Billiton, Plc. (GBP)	438,822	8,657,095
Rio Tinto, Plc. (GBP)	195,300	6,516,047

		15,173,142

Oil, Gas & Consumable Fuels—13.7%
Canadian Natural Resources, Ltd.	1,295,000	49,935,200
China Coal Energy Co. (H Shares) (HKD) (a)	14,471,900	10,688,197
ConocoPhillips	1,946,138	76,210,764
Devon Energy Corp.	1,625,976	72,664,867
EOG Resources, Inc.	1,302,200	71,308,472
Occidental Petroleum Corp.	1,533,300	85,328,145
OGX Petroleo e Gas Participacoes S.A. (BRL) (b)	14,700	4,540,432

		370,676,077

Paper & Forest Products—0.5%
Sino-Forest Corp. (CAD) (b)	1,942,200	13,544,320

Security Description	Shares	Value

Pharmaceuticals—4.6%
Johnson & Johnson	566,170	$29,780,542
Merck & Co., Inc.	594,751	15,909,589
Pfizer, Inc.	1,738,100	23,672,922
Schering-Plough Corp.	2,319,200	54,617,160

		123,980,213

Professional Services—1.0%
Dun & Bradstreet Corp.	333,800	25,702,600

Real Estate Management & Development—0.7%
Brookfield Asset Management, Inc.	486,121	6,698,747
Hang Lung Group, Ltd. (HKD) (a)	3,888,000	11,904,922

		18,603,669

Semiconductors & Semiconductor Equipment—2.0%
Texas Instruments, Inc.	3,208,903	52,978,989

Software—2.7%
Activision Blizzard, Inc. (b)	1,835,400	19,198,284
Microsoft Corp.	2,958,720	54,351,686

		73,549,970

Specialty Retail—2.3%
Bed Bath & Beyond, Inc. (a) (b)	1,402,200	34,704,450
Carmax, Inc. (a) (b)	1,750,520	21,776,469
Staples, Inc.	242,990	4,400,549

		60,881,468

Tobacco—0.9%
Philip Morris International, Inc.	690,793	24,578,415

Transportation Infrastructure—0.9%
China Merchants Holdings International Co., Ltd. (HKD) (a)	8,448,635	19,969,788
Cosco Pacific, Ltd. (HKD) (a)	4,661,900	4,597,769

		24,567,557

Total Common Stock (Identified Cost $3,209,922,632)		2,471,274,669

Fixed Income—1.1%
Security Description	Par Amount	Value

Automobiles—0.7%
Harley-Davidson, Inc. 15.000%, 02/01/14 (c)	$19,000,000	19,150,898

Containers & Packaging—0.4%
Sealed Air Corp. (144A) 1.000%, 02/14/14 (c)	10,000,000	10,113,678

Total Fixed Income (Identified Cost $29,000,000)		29,264,576

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-38

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income-Convertible—0.1%

Security Description	Par Amount	Value

Paper & Forest Products—0.1%
Sino-Forest Corp. (144A) 5.000%, 08/01/13 (c)	$5,844,000	$4,032,360

Total Fixed Income-Convertible (Identified Cost $5,844,000)		4,032,360

Short Term Investments—11.3%

Commercial Paper—7.3%
Intesa Funding, LLC 0.250%, 04/02/09	47,204,000	47,203,672
Rabobank USA Financial Co. 0.180%, 04/01/09	36,570,000	36,570,000
San Paolo U.S. Financial 0.250%, 04/01/09	45,000,000	45,000,000
0.280%, 04/01/09	31,023,000	31,023,000
Toyota Motor Credit Corp. 0.180%, 04/06/09	38,000,000	37,999,050

		197,795,722

Mutual Funds—4.0%
State Street Navigator Securities Lending Prime Portfolio (d)	106,766,199	106,766,199

Total Short Term Investments (Identified Cost $304,561,921)		304,561,921

Total Investments—104.1% (Identified Cost $3,549,328,553) (e)		2,809,133,526
Liabilities in excess of other assets		(110,197,355)

Net Assets—100%		$2,698,936,171

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $106,760,323 and the collateral received consisted of cash in the amount of $106,766,199 and non-cash collateral with a value of $2,222,083. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Illiquid securities representing in the aggregate 1.2% of net assets.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $3,549,328,553 and the composition of unrealized appreciation and depreciation of investment securities was $207,619,592 and $(947,814,619), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2009, the market value of 144A securities was $14,146,038, which is 0.5% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$2,425,268,011	$0
Level 2—Other Significant Observable Inputs	383,865,515	0
Level 3—Significant Unobservable Inputs	0	0

Total	$2,809,133,526	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-39

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.5%
Honeywell International, Inc.	75,270	$2,097,022
Lockheed Martin Corp.	47,460	3,276,164
United Technologies Corp.	97,530	4,191,839

		9,565,025

Air Freight & Logistics—2.1%
FedEx Corp.	102,500	4,560,225

Auto Components—0.5%
BorgWarner, Inc. (a)	49,690	1,008,707

Beverages—2.5%
Hansen Natural Corp. (a) (b)	30,970	1,114,920
The Coca-Cola Co.	96,640	4,247,328

		5,362,248

Biotechnology—1.7%
Gilead Sciences, Inc. (b)	79,570	3,685,682

Capital Markets—0.5%
The Bank of New York Mellon Corp.	35,570	1,004,853

Chemicals—3.4%
Monsanto Co.	62,158	5,165,330
The Mosaic Co.	52,540	2,205,629

		7,370,959

Commercial & Professional Services—1.0%
Copart, Inc. (b)	74,620	2,213,229

Commercial Banks—1.4%
PNC Financial Services Group, Inc.	41,560	1,217,292
Wells Fargo & Co.	128,910	1,835,679

		3,052,971

Communications Equipment—8.2%
Brocade Communications Systems, Inc. (b)	475,440	1,640,268
Cisco Systems, Inc. (b)	347,871	5,833,797
F5 Networks, Inc. (a) (b)	149,390	3,129,721
Juniper Networks, Inc. (b)	117,070	1,763,074
QUALCOMM, Inc.	134,430	5,230,671

		17,597,531

Computers & Peripherals—11.9%
Apple, Inc. (b)	66,670	7,008,350
EMC Corp. (b)	457,410	5,214,474
Hewlett-Packard Co.	150,830	4,835,610
International Business Machines Corp.	17,580	1,703,326
NCR Corp. (b)	270,540	2,150,793
NetApp, Inc. (b)	300,070	4,453,039

		25,365,592

Security Description	Shares	Value

Diversified Consumer Services—1.7%
H&R Block, Inc.	72,970	$1,327,324
ITT Educational Services, Inc. (a) (b)	18,290	2,220,772

		3,548,096

Diversified Financial Services—3.4%
CME Group, Inc.	21,340	5,257,962
Interactive Brokers Group, Inc. (b)	55,870	901,183
JPMorgan Chase & Co.	44,960	1,195,037

		7,354,182

Energy Equipment & Services—2.7%
ENSCO International, Inc.	41,370	1,092,168
National Oilwell Varco, Inc. (b)	164,610	4,725,953

		5,818,121

Food & Staples Retailing—4.5%
CVS Caremark Corp.	112,240	3,085,478
Wal-Mart Stores, Inc.	126,600	6,595,860

		9,681,338

Food Products—1.3%
Corn Products International, Inc.	89,380	1,894,856
Kraft Foods, Inc. (Class A)	43,570	971,175

		2,866,031

Health Care Equipment & Supplies—2.9%
Baxter International, Inc.	36,060	1,846,993
Covidien, Ltd.	29,600	983,904
Medtronic, Inc.	110,660	3,261,150

		6,092,047

Health Care Providers & Services—4.6%
AmerisourceBergen Corp.	31,030	1,013,440
Express Scripts, Inc. (b)	58,430	2,697,713
UnitedHealth Group, Inc.	79,770	1,669,586
WellPoint, Inc. (b)	115,670	4,391,990

		9,772,729

Hotels, Restaurants & Leisure—1.9%
McDonald’s Corp.	72,570	3,960,145

Household Products—1.4%
Procter & Gamble Co.	62,550	2,945,479

Independent Power Producers & Energy Traders—0.5%
NRG Energy, Inc. (b)	58,470	1,029,072

Industrial Conglomerates—0.5%
General Electric Co.	106,660	1,078,333

Internet Software & Services—2.6%
eBay, Inc. (b)	170,330	2,139,345
Google, Inc. (Class A) (b)	9,940	3,459,716

		5,599,061

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-40

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—1.6%
Paychex, Inc.	131,240	$3,368,931

Machinery—2.0%
Cummins, Inc.	101,350	2,579,357
Joy Global, Inc.	74,900	1,595,370

		4,174,727

Media—0.5%
The DIRECTV Group, Inc. (a) (b)	47,520	1,082,981

Metals & Mining—1.0%
Nucor Corp. (a)	57,970	2,212,715

Oil, Gas & Consumable Fuels—6.1%
Chesapeake Energy Corp. (a)	102,000	1,740,120
ConocoPhillips	64,305	2,518,184
Exxon Mobil Corp.	63,300	4,310,730
Marathon Oil Corp.	82,570	2,170,765
Southwestern Energy Co. (a) (b)	55,190	1,638,591
Sunoco, Inc. (a)	26,830	710,459

		13,088,849

Pharmaceuticals—4.9%
Johnson & Johnson	50,240	2,642,624
Pfizer, Inc. (a)	332,720	4,531,646
Schering-Plough Corp.	137,570	3,239,774

		10,414,044

Road & Rail—2.3%
Union Pacific Corp.	120,230	4,942,655

Software—6.7%
Microsoft Corp.	309,210	5,680,188
Nuance Communications, Inc. (a) (b)	244,800	2,658,528
Oracle Corp. (b)	265,020	4,788,911
Symantec Corp. (b)	75,450	1,127,223

		14,254,850

Specialty Retail—4.7%
Home Depot, Inc. (a)	125,600	2,959,136
Lowe’s Cos., Inc.	148,520	2,710,490
The TJX Cos., Inc.	169,190	4,338,032

		10,007,658

Textiles, Apparel & Luxury Goods—1.0%
Coach, Inc. (b)	125,950	2,103,365

Tobacco—2.3%
Philip Morris International, Inc.	137,370	4,887,625

Wireless Telecommunication Services—0.5%
NII Holdings, Inc. (b)	72,200	1,083,000

Total Common Stock (Identified Cost $251,652,575)		212,153,056

Short Term Investments—6.6%
Security Description	Shares/Par Amount	Value

Mutual Funds—6.5%
State Street Navigator Securities Lending Prime Portfolio (c)	14,017,110	$14,017,110

Repurchase Agreement—0.1%
State Street Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $162,000 on 04/01/09, collateralized by $170,000 U.S. Treasury Bill due 05/21/09 with a value of $169,966.	$162,000	162,000

Total Short Term Investments (Identified Cost $14,179,110)		14,179,110

Total Investments—105.9% (Identified Cost $265,831,685) (d)		226,332,166
Liabilities in excess of other assets		(12,584,616)

Net Assets—100%		$213,747,550

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $13,648,086 and the collateral received consisted of cash in the amount of $14,017,110. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $265,831,685 and the composition of unrealized appreciation and depreciation of investment securities was $4,004,843 and $(43,504,362), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-41

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$226,170,166	$0
Level 2—Other Significant Observable Inputs	162,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$226,332,166	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-42

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
AeroVironment, Inc. (a) (b)	82,310	$1,720,279

Air Freight & Logistics—0.4%
Atlas Air Worldwide Holdings, Inc. (b)	124,906	2,167,119

Auto Components—0.2%
Johnson Controls, Inc.	102,040	1,224,480

Biotechnology—11.6%
BioMarin Pharmaceutical, Inc. (a) (b)	208,727	2,577,778
CSL, Ltd. (AUD)	705,167	15,885,679
Grifols S.A. (EUR)	902,210	12,988,910
Myriad Genetics, Inc. (b)	273,340	12,428,770
Seattle Genetics, Inc. (a) (b)	61,675	608,115
Theravance, Inc. (a) (b)	849,301	14,438,117
United Therapeutics Corp. (b)	7,040	465,274

		59,392,643

Capital Markets—1.0%
MF Global, Ltd. (b)	1,159,000	4,902,570

Chemicals—3.7%
FMC Corp.	92,880	4,006,843
Monsanto Co.	144,220	11,984,682
The Mosaic Co.	69,020	2,897,460

		18,888,985

Commercial & Professional Services—2.7%
Copart, Inc. (b)	362,414	10,749,199
EnergySolutions, Inc.	344,840	2,982,866

		13,732,065

Construction & Engineering—0.2%
AECOM Technology Corp. (b)	45,870	1,196,290

Distributors—0.7%
LKQ Corp. (b)	246,340	3,515,272

Diversified Consumer Services—16.5%
Apollo Group, Inc. (Class A) (a) (b)	226,590	17,748,795
Career Education Corp. (a) (b)	99,530	2,384,739
Coinstar, Inc. (a) (b)	8,538	279,705
Corinthian Colleges, Inc. (a) (b)	529,196	10,292,862
DeVry, Inc.	248,498	11,972,633
H&R Block, Inc.	893,400	16,250,946
ITT Educational Services, Inc. (a) (b)	211,060	25,626,905

		84,556,585

Diversified Financial Services—4.5%
CME Group, Inc.	22,740	5,602,908
Interactive Brokers Group, Inc. (b)	1,081,752	17,448,660

		23,051,568

Security Description	Shares	Value

Electrical Equipment—3.7%
Energy Conversion Devices, Inc. (a) (b)	873,600	$11,592,672
First Solar, Inc. (a) (b)	16,550	2,196,185
SunPower Corp. (Class B) (b)	263,150	5,210,370

		18,999,227

Energy Equipment & Services—3.0%
FMC Technologies, Inc. (b)	107,740	3,379,804
Noble Corp.	21,200	510,708
Weatherford International, Ltd.	1,044,360	11,561,065

		15,451,577

Food Products—0.5%
Ralcorp Holdings, Inc. (b)	43,930	2,366,948

Health Care Equipment & Supplies—3.0%
Inverness Medical Innovations, Inc. (a) (b)	575,280	15,319,706

Health Care Providers & Services—1.2%
Express Scripts, Inc. (b)	55,600	2,567,052
Health Net, Inc. (b)	162,060	2,346,629
Medco Health Solutions, Inc. (b)	30,400	1,256,736

		6,170,417

Health Care Technology—0.2%
athenahealth, Inc. (a) (b)	41,700	1,005,387

Hotels, Restaurants & Leisure—0.2%
Wendy’s/Arby’s Group, Inc.	148,870	748,816

Industrial Conglomerates—0.5%
McDermott International, Inc. (b)	182,400	2,442,336

Insurance—1.7%
ACE, Ltd.	122,730	4,958,292
Allied World Assurance Co. Holdings, Ltd. (b)	64,500	2,452,935
HCC Insurance Holdings, Inc.	50,000	1,259,500

		8,670,727

Internet & Catalog Retail—0.0%
Expedia, Inc. (b)	23,322	211,764

Internet Software & Services—7.2%
Equinix, Inc. (b)	509,120	28,587,088
Move, Inc. (b)	729,706	1,058,074
Switch & Data Facilities Co., Inc. (a) (b)	75,037	658,074
Telecity Group, Plc. (GBP) (b)	2,221,869	6,731,236

		37,034,472

IT Services—1.9%
Affiliated Computer Services, Inc. (Class A) (b)	80,330	3,847,004
Cognizant Technology Solutions Corp. (Class A) (b)	36,370	756,132
MasterCard, Inc.	5,700	954,636
Visa, Inc. (a)	72,730	4,043,788

		9,601,560

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-43

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Leisure Equipment & Products—0.3%
Smith & Wesson Holding Corp. (b)	247,110	$1,487,602

Life Sciences Tools & Services—6.5%
AMAG Pharmaceuticals, Inc. (b)	40,730	1,497,642
Bruker Corp. (b)	9,573	58,970
ICON, Plc. (ADR) (b)	588,500	9,504,275
Illumina, Inc. (a) (b)	213,580	7,953,719
Life Technologies Corp. (b)	46,760	1,518,765
Sequenom, Inc. (a) (b)	900,101	12,799,436

		33,332,807

Machinery—1.4%
Titan International, Inc. (a)	1,372,087	6,901,598

Metals & Mining—3.9%
Goldcorp, Inc. (CAD)	86,300	2,905,765
Newmont Mining Corp.	350,980	15,709,865
Royal Gold, Inc. (a)	25,410	1,188,172

		19,803,802

Oil, Gas & Consumable Fuels—3.7%
Berry Petroleum Co.	64,890	711,194
Chesapeake Energy Corp.	152,600	2,603,356
EXCO Resources, Inc. (b)	487,580	4,875,800
Frontier Oil Corp.	230,180	2,944,002
Goodrich Petroleum Corp. (a) (b)	129,760	2,512,154
PetroHawk Energy Corp. (b)	62,680	1,205,337
Southwestern Energy Co. (b)	142,815	4,240,177

		19,092,020

Pharmaceuticals—0.2%
Valeant Pharmaceuticals International (a) (b)	64,810	1,152,970

Professional Services—0.2%
IHS, Inc. (b)	24,210	996,968

Real Estate Investment Trusts—0.6%
Digital Realty Trust, Inc. (a)	98,600	3,271,548

Semiconductors & Semiconductor Equipment—0.4%
NVIDIA Corp. (a) (b)	206,520	2,036,287

Software—2.3%
ArcSight, Inc. (b)	224,610	2,868,270
BMC Software, Inc. (b)	97,010	3,201,330
Nuance Communications, Inc. (a) (b)	544,644	5,914,834

		11,984,434

Specialty Retail—0.6%
Advance Auto Parts, Inc.	43,500	1,786,980
O’Reilly Automotive, Inc. (a) (b)	38,450	1,346,135

		3,133,115

Textiles, Apparel & Luxury Goods—0.3%
Gildan Activewear, Inc. (a) (b)	179,900	1,457,190

Security Description	Shares	Value

Transportation Infrastructure—1.3%
Aegean Marine Petroleum Network, Inc. (a)	402,000	$6,733,500

Wireless Telecommunication Services—13.0%
American Tower Corp. (Class A) (b)	493,569	15,019,305
NII Holdings, Inc. (b)	1,284,733	19,270,995
SBA Communications Corp. (a) (b)	1,399,032	32,597,445

		66,887,745

Total Common Stock (Identified Cost $593,933,032)		510,642,379

Short Term Investments—11.4%
Security Description	Shares/Par Amount	Value

Mutual Funds—11.2%
State Street Navigator Securities Lending Prime Portfolio (c)	57,496,727	57,496,727

Repurchase Agreement—0.2%
State Street Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $1,161,000 on 04/01/09, collateralized by $1,135,000 Federal Home Loan Bank 4.375% due 09/17/10 with a value of $1,189,026.	$1,161,000	1,161,000

Total Short Term Investments (Identified Cost $58,657,727)		58,657,727

Total Investments—111.0% (Identified Cost $652,590,759) (d)		569,300,106
Liabilities in excess of other assets		(56,517,844)

Net Assets—100%		$512,782,262

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $55,561,958 and the collateral received consisted of cash in the amount of $57,496,727. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $652,590,759 and the composition of unrealized appreciation and depreciation of investment securities was $37,454,644 and $(120,745,297), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-44

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$529,627,516	$0
Level 2—Other Significant Observable Inputs	39,672,590	0
Level 3—Significant Unobservable Inputs	0	0

Total	$569,300,106	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-45

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
Northrop Grumman Corp.	96,200	$4,198,168
United Technologies Corp.	121,680	5,229,806

		9,427,974

Auto Components—0.3%
WABCO Holdings, Inc.	97,630	1,201,825

Beverages—1.1%
Molson Coors Brewing Co.	113,360	3,885,981

Biotechnology—2.7%
Amgen, Inc. (a)	200,140	9,910,933

Capital Markets—2.3%
Franklin Resources, Inc.	69,370	3,736,962
Raymond James Financial, Inc.	137,520	2,709,144
The Goldman Sachs Group, Inc.	17,660	1,872,313

		8,318,419

Chemicals—1.2%
FMC Corp.	41,120	1,773,917
Lubrizol Corp.	72,040	2,450,080

		4,223,997

Commercial Banks—3.2%
PNC Financial Services Group, Inc.	102,290	2,996,074
SunTrust Banks, Inc.	97,990	1,150,403
Wells Fargo & Co.	527,010	7,504,622

		11,651,099

Computers & Peripherals—1.8%
Hewlett-Packard Co.	118,480	3,798,469
Western Digital Corp. (a)	142,410	2,754,209

		6,552,678

Consumer Finance—0.6%
American Express Co.	159,360	2,172,077

Containers & Packaging—0.6%
Owens-Illinois, Inc. (a)	163,210	2,356,752

Diversified Financial Services—4.7%
Bank of America Corp.	282,470	1,926,445
CME Group, Inc.	18,910	4,659,235
Interactive Brokers Group, Inc. (a)	189,770	3,060,990
JPMorgan Chase & Co.	268,458	7,135,614

		16,782,284

Diversified Telecommunication Services—5.9%
AT&T, Inc.	424,670	10,701,684
Embarq Corp.	74,440	2,817,554
Qwest Communications International, Inc. (b)	1,213,110	4,148,836
Verizon Communications, Inc.	124,630	3,763,826

		21,431,900

Security Description	Shares	Value

Electric Utilities—2.3%
Edison International	130,830	$3,769,212
Exelon Corp.	97,000	4,402,830

		8,172,042

Energy Equipment & Services—1.8%
ENSCO International, Inc.	79,740	2,105,136
Noble Corp. (b)	72,800	1,753,752
Oil States International, Inc. (a)	106,820	1,433,525
Tidewater, Inc. (b)	32,240	1,197,071

		6,489,484

Food & Staples Retailing—3.5%
BJ’s Wholesale Club, Inc. (a) (b)	78,750	2,519,213
CVS Caremark Corp.	220,770	6,068,967
The Kroger Co.	183,740	3,898,963

		12,487,143

Food Products—1.3%
Corn Products International, Inc.	130,780	2,772,536
Del Monte Foods Co.	243,840	1,777,594

		4,550,130

Gas Utilities—1.3%
Energen Corp.	93,550	2,725,112
UGI Corp.	85,900	2,028,099

		4,753,211

Health Care Providers & Services—4.2%
LifePoint Hospitals, Inc. (a) (b)	84,270	1,757,872
Lincare Holdings, Inc. (a) (b)	118,810	2,590,058
McKesson Corp.	100,140	3,508,906
WellPoint, Inc. (a)	194,760	7,395,037

		15,251,873

Household Products—1.6%
Procter & Gamble Co.	122,720	5,778,885

Independent Power Producers & Energy Traders—1.3%
NRG Energy, Inc. (a)	271,790	4,783,504

Industrial Conglomerates—2.5%
General Electric Co.	882,460	8,921,671

Insurance—6.9%
ACE, Ltd.	138,164	5,581,825
Allied World Assurance Co. Holdings, Ltd. (a)	67,300	2,559,419
Assurant, Inc.	106,420	2,317,828
Berkshire Hathaway, Inc. (Class B) (a)	2,380	6,711,600
PartnerRe, Ltd.	44,000	2,731,080
The Chubb Corp.	118,150	5,000,108

		24,901,860

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-46

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—1.4%
Accenture, Ltd. (Class A)	106,700	$2,933,183
The Western Union Co.	156,810	1,971,102

		4,904,285

Leisure Equipment & Products—0.8%
Hasbro, Inc.	111,560	2,796,809

Machinery—1.7%
AGCO Corp. (a)	114,010	2,234,596
Cummins, Inc.	158,920	4,044,514

		6,279,110

Media—3.1%
DISH Network Corp. (a)	242,150	2,690,287
The McGraw-Hill Cos., Inc.	143,650	3,285,275
Time Warner Cable, Inc. (a)	50,446	1,251,069
Time Warner, Inc.	200,973	3,878,785

		11,105,416

Metals & Mining—1.1%
Nucor Corp. (b)	101,600	3,878,072

Multi-Utilities—1.6%
MDU Resources Group, Inc.	152,630	2,463,448
Public Service Enterprise Group, Inc.	107,070	3,155,353

		5,618,801

Oil, Gas & Consumable Fuels—16.5%
Chevron Corp.	161,340	10,848,502
ConocoPhillips	246,371	9,647,888
Exxon Mobil Corp.	462,850	31,520,085
Occidental Petroleum Corp.	85,910	4,780,891
Valero Energy Corp.	141,590	2,534,461

		59,331,827

Personal Products—0.5%
Avon Products, Inc.	90,490	1,740,123

Pharmaceuticals—7.4%
Johnson & Johnson	152,060	7,998,356
Pfizer, Inc. (b)	1,060,570	14,444,964
Wyeth	97,610	4,201,134

		26,644,454

Road & Rail—1.5%
Norfolk Southern Corp. (b)	159,050	5,367,937

Semiconductors & Semiconductor Equipment—0.5%
MEMC Electronic Materials, Inc. (a)	113,480	1,871,285

Specialty Retail—3.1%
Abercrombie & Fitch Co. (Class A) (b)	73,790	1,756,202
Home Depot, Inc.	276,050	6,503,738
The Sherwin-Williams Co. (b)	53,540	2,782,474

		11,042,414

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—1.8%
Coach, Inc. (a)	155,650	$2,599,355
Polo Ralph Lauren Corp. (b)	89,160	3,767,010

		6,366,365

Thrifts & Mortgage Finance—0.6%
Hudson City Bancorp, Inc.	187,410	2,190,823

Tobacco—2.0%
Altria Group, Inc.	235,130	3,766,783
Lorillard, Inc.	56,550	3,491,397

		7,258,180

Wireless Telecommunication Services—1.9%
NII Holdings, Inc. (a)	258,600	3,879,000
Sprint Nextel Corp. (a)	840,390	3,000,192

		6,879,192

Total Common Stock (Identified Cost $438,140,159)		357,280,815

Short Term Investments—6.5%

Mutual Funds—6.5%
State Street Navigator Securities Lending Prime Portfolio (c)	23,671,465	23,671,465

Total Short Term Investments (Identified Cost $23,671,465)		23,671,465

Total Investments—105.7% (Identified Cost $461,811,624) (d)		380,952,280
Liabilities in excess of other assets		(20,709,920)

Net Assets—100%		$360,242,360

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $25,121,715 and the collateral received consisted of cash in the amount of $23,671,465 and non-cash collateral with a value of $2,296,016. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $461,837,558 and the composition of unrealized appreciation and depreciation of investment securities was $9,649,607 and $(90,534,885), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-47

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$380,952,280	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$380,952,280	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-48

Metropolitan Series Fund, Inc.

Harris Oakmark Focused Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—90.4% of Net Assets

Security Description	Shares	Value

Beverages—2.3%
Dr. Pepper Snapple Group, Inc. (a)	1,100,000	$18,601,000

Capital Markets—16.9%
Franklin Resources, Inc.	500,000	26,935,000
Legg Mason, Inc. (b)	2,000,000	31,800,000
Morgan Stanley	1,400,000	31,878,000
State Street Corp.	1,550,000	47,709,000

		138,322,000

Commercial & Professional Services—3.0%
Cintas Corp.	1,000,000	24,720,000

Computers & Peripherals—4.2%
Teradata Corp. (a)	2,100,000	34,062,000

Consumer Finance—1.8%
Discover Financial Services	2,350,800	14,833,548

Diversified Financial Services—3.0%
CME Group, Inc.	100,000	24,639,000

Energy Equipment & Services—6.1%
Dresser-Rand Group, Inc. (a)	1,400,000	30,940,000
National Oilwell Varco, Inc. (a)	650,000	18,661,500

		49,601,500

Health Care Equipment & Supplies—2.5%
Hospira, Inc. (a)	650,000	20,059,000

Hotels, Restaurants & Leisure—3.4%
Starwood Hotels & Resorts Worldwide, Inc. (b)	1,200,000	15,240,000
Yum! Brands, Inc.	450,000	12,366,000

		27,606,000

Household Durables—3.4%
Snap-on, Inc.	1,100,000	27,610,000

Life Sciences Tools & Services—9.0%
PerkinElmer, Inc.	2,600,000	33,202,000
Waters Corp. (a)	1,100,000	40,645,000

		73,847,000

Machinery—2.5%
PACCAR, Inc. (b)	800,000	20,608,000

Oil, Gas & Consumable Fuels—1.9%
XTO Energy, Inc.	494,400	15,138,528

Paper & Forest Products—4.7%
Weyerhaeuser Co.	1,400,000	38,598,000

Personal Products—3.6%
Avon Products, Inc.	1,550,000	29,806,500

Professional Services—3.5%
Robert Half International, Inc. (b)	1,600,000	28,528,000

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—10.6%
Intel Corp.	4,300,000	$64,715,000
National Semiconductor Corp.	2,100,000	21,567,000

		86,282,000

Specialty Retail—8.0%
Advance Auto Parts, Inc.	900,000	36,972,000
Carmax, Inc. (a) (b)	900,000	11,196,000
Tiffany & Co. (b)	800,000	17,248,000

		65,416,000

Total Common Stock (Identified Cost $1,009,712,742)		738,278,076

Short Term Investments—15.4%
Security Description	Shares/Par Amount	Value

Mutual Funds—6.1%
State Street Navigator Securities Lending Prime Portfolio (c)	49,861,337	49,861,337

Repurchase Agreement—9.3%
State Street Corp. Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $75,313,021 on 04/01/09, collateralized by $76,830,000 Federal Home Loan Bank due 05/14/09 with a value of $76,822,317.	$75,313,000	75,313,000

Total Short Term Investments (Identified Cost $125,174,337)		125,174,337

Total Investments—105.8% (Identified Cost $1,134,887,079) (d)		863,452,413
Liabilities in excess of other assets		(47,027,402)

Net Assets—100%		$816,425,011

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $53,716,451 and the collateral received consisted of cash in the amount of $49,861,337 and non-cash collateral with a value of $4,547,546. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $1,134,887,079 and the composition of unrealized appreciation and depreciation of investment securities was $37,014,185 and $(308,448,851), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-49

Metropolitan Series Fund, Inc.

Harris Oakmark Focused Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$788,139,413	$0
Level 2—Other Significant Observable Inputs	75,313,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$863,452,413	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-50

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
Lockheed Martin Corp.	178,900	$12,349,467
Raytheon Co.	272,300	10,603,362

		22,952,829

Beverages—3.4%
PepsiCo, Inc.	295,800	15,227,784
The Coca-Cola Co.	342,300	15,044,085

		30,271,869

Biotechnology—7.5%
Celgene Corp. (a)	382,300	16,974,120
Gilead Sciences, Inc. (a)	993,400	46,014,288
Vertex Pharmaceuticals, Inc. (a) (b)	142,700	4,099,771

		67,088,179

Capital Markets—4.5%
The Charles Schwab Corp.	1,308,200	20,277,100
The Goldman Sachs Group, Inc.	184,400	19,550,088

		39,827,188

Chemicals—3.2%
Monsanto Co.	340,600	28,303,860

Communications Equipment—9.8%
Cisco Systems, Inc. (a)	1,829,800	30,685,746
QUALCOMM, Inc.	928,900	36,143,499
Research In Motion, Ltd. (a)	476,600	20,527,162

		87,356,407

Computers & Peripherals—6.9%
Apple, Inc. (a)	235,435	24,748,927
Hewlett-Packard Co.	568,800	18,235,728
International Business Machines Corp.	185,900	18,011,851

		60,996,506

Energy Equipment & Services—1.5%
Schlumberger, Ltd.	317,200	12,884,664

Food & Staples Retailing—7.0%
Costco Wholesale Corp.	481,500	22,303,080
CVS Caremark Corp.	385,100	10,586,399
Wal-Mart Stores, Inc.	565,400	29,457,340

		62,346,819

Food Products—1.1%
Cadbury, Plc. (ADR)	326,600	9,895,980

Health Care Equipment & Supplies—5.2%
Alcon, Inc.	210,700	19,154,737
Baxter International, Inc.	519,800	26,624,156

		45,778,893

Health Care Providers & Services—2.2%
Medco Health Solutions, Inc. (a)	480,600	19,868,004

Security Description	Shares	Value

Household Products—2.8%
Colgate-Palmolive Co.	427,400	$25,208,052

Internet & Catalog Retail—3.7%
Amazon.com, Inc. (a) (b)	447,700	32,879,088

Internet Software & Services—4.9%
Google, Inc. (Class A) (a)	125,100	43,542,306

IT Services—4.1%
MasterCard, Inc. (b)	81,600	13,666,368
Visa, Inc. (b)	417,300	23,201,880

		36,868,248

Life Sciences Tools & Services—1.3%
Thermo Fisher Scientific, Inc. (a)	331,900	11,838,873

Media—1.6%
The Walt Disney Co.	787,700	14,304,632

Oil, Gas & Consumable Fuels—3.8%
Occidental Petroleum Corp.	242,700	13,506,255
Southwestern Energy Co. (a)	416,300	12,359,947
XTO Energy, Inc.	269,900	8,264,338

		34,130,540

Pharmaceuticals—10.6%
Abbott Laboratories	515,300	24,579,810
Mylan, Inc. (a) (b)	521,000	6,986,610
Roche Holding AG (ADR)	489,900	16,852,560
Shire, Plc. (ADR)	210,730	7,573,637
Teva Pharmaceutical Industries, Ltd. (ADR)	619,800	27,921,990
Wyeth	241,600	10,398,464

		94,313,071

Semiconductors & Semiconductor Equipment—3.2%
Applied Materials, Inc. (b)	836,500	8,992,375
Intel Corp.	1,011,400	15,221,570
KLA-Tencor Corp. (b)	225,100	4,502,000

		28,715,945

Software—4.7%
Adobe Systems, Inc. (a)	706,900	15,120,591
Microsoft Corp.	782,400	14,372,688
Oracle Corp. (a)	694,200	12,544,194

		42,037,473

Specialty Retail—0.4%
Staples, Inc.	178,600	3,234,446

Textiles, Apparel & Luxury Goods—1.6%
Nike, Inc.	307,000	14,395,230

Total Common Stock (Identified Cost $1,035,866,106)		869,039,102

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-51

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Short Term Investments—7.6%

Security Description	Shares/Par Amount	Value

Mutual Funds—3.9%
State Street Navigator Securities Lending Prime Portfolio (c)	34,274,489	$34,274,489

Repurchase Agreement—3.7%
State Street Corp. Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $33,114,009 on 04/01/09, collateralized by $33,780,000 Federal Home Loan Bank due 05/14/09 with a value of $33,776,622.	$33,114,000	33,114,000

Total Short Term Investments (Identified Cost $67,388,489)		67,388,489

Total Investments—105.2% (Identified Cost $1,103,254,595) (d)		936,427,591
Liabilities in excess of other assets		(46,259,696)

Net Assets—100%		$890,167,895

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $34,385,457 and the collateral received consisted of cash in the amount of $34,274,489. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $1,103,254,595 and the composition of unrealized appreciation and depreciation of investment securities was $21,559,632 and $(188,386,636), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$903,313,591	$0
Level 2—Other Significant Observable Inputs	33,114,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$936,427,591	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-52

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—76.8% of Net Assets

Security Description	Shares	Value

Australia—3.5%
BHP Billiton, Ltd.	590,246	$13,098,174
Macquarie Airports	901,751	1,136,410
Rio Tinto, Ltd.	296,128	11,568,184

		25,802,768

Austria—0.7%
OMV AG	135,447	4,494,324
Telekom Austria AG	28,917	436,158

		4,930,482

Belgium—0.2%
InBev NV	64,444	1,776,102

Bermuda—0.0%
GOME Electrical Appliances Holdings, Ltd. (HKD)	1,380,406	199,490

Brazil—1.0%
Cia Vale do Rio Doce (ADR) (a)	574,439	7,640,039

Canada—1.2%
EnCana Corp.	86,718	3,550,041
Petro-Canada	92,576	2,487,642
Research In Motion, Ltd. (b)	17,499	753,682
Talisman Energy, Inc.	191,083	2,023,847

		8,815,212

China—0.1%
Beijing Capital International Airport Co., Ltd. (HKD)	1,332,642	591,726

Czech Republic—1.4%
Komercni Banka AS (GDR)	136,285	4,506,986
Komercni Banka AS (GDR)(U.S. OTC-Traded)	162,464	5,372,733

		9,879,719

Denmark—0.3%
Novo Nordisk A/S	52,979	2,536,501

Finland—0.7%
Kone Oyj	17,218	356,078
Nokia Oyj	280,458	3,277,086
Orion Oyj (Series B) (a)	56,157	810,936
Stora Enso Oyj	73,335	259,159
UPM-Kymmene Oyj	37,418	215,427

		4,918,686

France—12.8%
Accor S.A.	9,841	341,358
Aeroports de Paris	70,727	3,744,814
Air Liquide S.A.	46,724	3,788,642
Air Liquide S.A. (Prime de Fidelite 02)	30,720	2,494,893
Alstom	29,136	1,505,520
BNP Paribas	17,012	699,831
Bouygues	21,501	765,609
Carrefour S.A.	49,099	1,909,812
Casino Guichard-Perrachon S.A.	24,848	1,610,714

Security Description	Shares	Value

France—(Continued)
Cie de Saint-Gobain	28,948	$808,564
Compagnie Générale des Etablissements Michelin (Class B)	10,567	390,492
Credit Agricole S.A.	60,677	666,484
France Telecom S.A.	549,494	12,472,047
Gaz de France S.A.	209,543	7,190,731
Groupe Danone	172,773	8,417,394
L’Oreal S.A.	5,346	367,937
LVMH Moet Hennessy Louis Vuitton S.A.	60,255	3,770,010
Pernod-Ricard S.A.	36,394	2,030,265
Pinault-Printemps-Redoute S.A.	11,545	737,289
Publicis Groupe	29,092	743,430
Renault S.A.	17,563	362,050
Sanofi-Aventis S.A.	73,720	4,129,060
Schneider Electric S.A.	28,354	1,878,916
Société Générale	17,331	679,246
Suez Environment S.A. (b)	30,139	442,511
Total S.A.	518,258	25,654,132
Vinci S.A.	105,927	3,915,940
Vivendi	96,094	2,534,185

		94,051,876

Germany—7.3%
Adidas AG	23,253	774,090
BASF AG	144,331	4,372,993
Bayer AG	61,607	2,945,704
Bayerische Motoren Werke AG	172,359	4,991,726
Daimler AG	97,161	2,465,040
Deutsche Post AG	102,442	1,100,875
Deutsche Telekom AG	233,806	2,903,044
E.ON AG	168,099	4,670,109
Fraport AG Frankfurt Airport Services (a)	260,416	8,362,175
Fresenius SE	33,067	1,253,385
Linde AG	10,052	681,740
MAN AG	36,211	1,576,587
Merck KGaA	10,912	961,241
Müenchener Rüeckversicherungs AG	5,758	701,946
RWE AG	46,051	3,231,424
SAP AG	103,029	3,651,795
Siemens AG	148,081	8,463,887

		53,107,761

Greece—0.1%
Hellenic Telecommunications Organization S.A.	61,468	920,905

Hong Kong—0.3%
China Merchants Holdings International Co., Ltd.	650,468	1,537,492
Shun Tak Holdings, Ltd. (a)	1,022,139	319,258

		1,856,750

Hungary—0.9%
OTP Bank Nyrt (a)	786,827	6,625,979

Ireland—1.3%
CHR, Plc.	440,660	9,554,679

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-53

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—3.7%
Enel S.p.A.	725,043	$3,470,829
Eni S.p.A.	1,154,579	22,186,977
Snam Rete Gas S.p.A.	41,403	221,815
Telecom Italia S.p.A.	809,113	1,036,578

		26,916,199

Japan—5.7%
Aisin Seiki Co., Ltd.	17,101	273,093
Canon, Inc.	48,667	1,417,167
Central Japan Railway Co.	115	645,524
Daikin Industries, Ltd.	12,108	335,066
Denso Corp.	37,890	764,199
East Japan Railway Co.	23,800	1,236,145
Eisai Co., Ltd.	16,480	484,857
Fanuc, Ltd.	36,863	2,522,086
Fuji Television Network, Inc.	147	164,853
Honda Motor Co., Ltd.	168,983	4,036,265
Itochu Corp.	458,957	2,259,411
KDDI Corp.	138	650,077
Komatsu, Ltd.	44,425	491,937
Kubota Corp.	20,731	113,699
Kyocera Corp.	6,943	463,607
Matsushita Electric Industrial Co., Ltd.	85,060	933,142
Mitsubishi Corp.	333,719	4,432,643
Mitsubishi Electric Corp.	106,607	484,400
Mitsui & Co., Ltd.	456,762	4,642,124
NGK Insulators, Ltd.	60,000	934,075
Nidec Corp.	32,600	1,476,139
Nintendo Co., Ltd.	8,102	2,372,525
Nippon Telephone & Telegraph Corp.	11,500	436,036
NTT DoCoMo, Inc.	556	757,311
Ricoh Co., Ltd.	23,762	285,483
Shin-Etsu Chemical Co., Ltd.	12,582	616,484
Sony Corp.	19,113	391,226
Suzuki Motor Corp.	85,895	1,434,871
Takeda Pharmaceutical Co., Ltd.	16,575	573,815
Toyota Motor Corp.	195,570	6,261,721

		41,889,981

Jersey—0.3%
WPP, Plc.	424,150	2,376,476

Luxembourg—0.6%
ArcelorMittal	210,547	4,253,140

Netherlands—3.1%
Heineken NV	116,163	3,301,691
Koninklijke Philips Electronics NV (a)	264,465	3,896,099
Reed Elsevier NV	161,662	1,725,480
Royal KPN NV	397,689	5,308,207
TNT NV	43,876	749,148
Unilever NV	400,262	7,897,727

		22,878,352

New Zealand—0.0%
Auckland International Airport, Ltd.	212,037	206,461

Security Description	Shares	Value

Norway—1.0%
StatoilHydro ASA	418,585	$7,295,481

Poland—0.7%
Bank Pekao S.A.	75,444	1,800,569
Powszechna Kasa Oszczednosci Bank Polski S.A.	522,273	3,197,318

		4,997,887

Portugal—0.1%
Energias de Portugal S.A.	140,366	486,629

Russia—0.3%
Federal Grid Co. Unified Energy System JSC (GDR)	65,893	140,023
Inter Rao Ues OAO (GDR)	13,649	35,487
Kuzbassenergo OJSC (GDR)(144A) (b)	4,558	3,874
LUKOIL Co. (ADR)	21,250	798,293
MMC Norilsk Nickel (ADR)	124,063	744,378
Mosenergo OAO (GDR)(144A) (b)	14,760	19,313
OAO Unified Energy System (GDR) (c) (d)	32,603	0
OGK-1 OAO (GDR)(144A) (b)	278,217	116,851
OGK-2 OAO (GDR) (144A) (b)	72,327	56,126
OGK-3 OJSC (GDR)(144A) (b)	118,980	78,824
OGK-4 OJSC (GDR)(144A)	66,991	50,243
OGK-6 OAO (GDR)(144A) (b)	84,324	71,254
Open Investments (GDR) (b)	5,897	22,114
TGK-1 OAO (GDR)(144A) (b)	110,498	55,249
TGK-14 (GDR)(144A) (b)	1,055	3,165
TGK-2 (GDR)(144A) (b)	4,232	3,809
TGK-4 (GDR)(144A) (b)	10,345	7,759
TGK-9 OAO (GDR)(144A) (b)	10,976	10,976
Volga Territorial Generating Co. (GDR)(144A) (b)	48,310	41,257
Yenisei Territorial Generating Co. OJSC (GDR)(144A) (b)	11,236	2,528

		2,261,523

South Korea—2.4%
Hyundai Heavy Industries Co., Ltd.	12,141	1,730,445
Hyundai Motor Co.	48,173	1,948,149
KT&G Corp.	20,321	1,119,093
POSCO	13,317	3,538,108
Samsung Electronics Co., Ltd.	13,724	5,668,166
Shinsegae Co., Ltd.	3,525	1,101,617
SK Telecom Co., Ltd.	16,064	2,231,049

		17,336,627

Spain—2.2%
EDP Renovaveis S.A.	190,638	1,555,429
Iberdrola Renovables (b)	123,852	512,806
Iberdrola S.A.	506,430	3,549,293
Inditex S.A.	110,643	4,295,285
Telefonica S.A.	298,733	5,954,852

		15,867,665

Sweden—1.9%
Atlas Copco AB (Series A)	202,757	1,516,283
Getinge AB (Class B) (a)	74,922	722,498

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-54

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Hennes & Mauritz AB (Series B)	112,208	$4,194,199
Sandvik AB	604,567	3,448,555
Skanska AB	34,903	299,563
SKF AB	250,833	2,160,507
Svenska Cellulosa AB	101,324	766,026
TeliaSonera AB	96,233	461,947

		13,569,578

Switzerland—7.0%
ABB, Ltd.	418,648	5,834,512
Compagnie Financiere Richemont S.A.	20,591	320,311
Flughafen Zuerich AG	8,209	1,476,914
Givaudan S.A.	1,265	654,547
Holcim, Ltd.	21,101	749,438
Nestle S.A.	680,676	23,014,249
Nobel Biocare Holding AG	16,826	287,004
Novartis AG	187,848	7,082,010
Roche Holding AG	31,300	4,292,415
Swatch Group AG (Class B)	2,695	324,429
Swisscom AG	5,984	1,676,988
Syngenta AG	26,946	5,410,954

		51,123,771

Ukraine—0.0%
UkrTelecom (GDR)	32,890	41,215

United Kingdom—16.0%
Anglo American, Plc. (a)	158,467	2,677,078
BHP Billiton, Plc.	650,579	12,834,643
BP, Plc.	1,582,417	10,552,304
British American Tobacco, Plc.	195,252	4,504,855
Cadbury, Plc.	393,478	2,961,087
Diageo, Plc.	190,101	2,138,819
GlaxoSmithKline, Plc.	142,163	2,205,620
Imperial Tobacco Group, Plc. (a)	128,600	2,877,794
Marks & Spencer Group, Plc.	379,327	1,594,686
National Grid, Plc.	194,411	1,489,326
Pearson, Plc.	180,168	1,802,452
Rio Tinto, Plc.	349,327	11,655,050
Rolls-Royce Group, Plc. (a)	189,471	796,097
Royal Dutch Shell, Plc. (EUR)	1,007,788	22,624,879
Scottish & Southern Energy, Plc.	84,972	1,344,665
Smith & Nephew, Plc.	155,497	957,760
Tesco, Plc.	2,030,897	9,684,942
Vodafone Group, Plc.	6,097,066	10,613,369
WM Morrison Supermarkets, Plc.	191,544	698,669
Xstrata, Plc.	2,000,340	13,298,656

		117,312,751

United States—0.0%
Dr. Pepper Snapple Group, Inc. (b)	12,961	219,171

Total Common Stock (Identified Cost $729,701,723)		562,241,582

Exchange Traded Funds—5.6%
Security Description	Shares	Value

United States—5.6%
iShares MSCI EAFE Index Fund	898,058	$33,758,000
iShares MSCI Emerging Markets Index Fund	298,765	7,412,360

Total Exchange Traded Funds (Identified Cost $37,853,635)		41,170,360

Rights—0.3%

Ireland—0.3%
CRH, Plc. (b)	86,206	1,871,312

Total Rights (Identified Cost $949,334)		1,871,312

Preferred Stock—0.1%

Germany—0.1%
Volkswagen AG	8,528	490,777

Total Preferred Stock (Identified Cost $396,320)		490,777

Warrants—0.1%

Romania—0.1%
BRD-Groupe	367,501	720,302

Russia—0.0%
Unified Energy System of Russia (144A)	112	156,489

Total Warrants (Identified Cost $5,096,805)		876,791

Short Term Investments—18.4%
Security Description	Shares/Par Amount	Value

United States—18.4%
State Street Navigator Securities Lending Prime Portfolio (e)	13,578,666	13,578,666
State Street Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $121,548,034 on 04/01/08, collateralized by $124,500,000 U.S. Treasury Bill due 05/07/09 with a value of $124,487,550.	$121,548,000	121,548,000

Total Short Term Investments (Identified Cost $135,126,666)		135,126,666

Total Investments 101.3% (Identified Cost $909,124,483) (f)		741,777,488
Liabilities in excess of other assets		(9,232,902)

Net Assets—100%		$732,544,586

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-55

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $13,441,063 and the collateral received consisted of cash in the amount of $13,578,666. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Zero Valued Security.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $909,124,483 and the composition of unrealized appreciation and depreciation of investment securities was $12,236,281 and $(179,583,276), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2009, the market value of 144A securities was $677,717, which is 0.1% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(EUR)—	Euro
(HKD)—	Hong Kong Dollar

Ten Largest Industries as of March 31, 2009	Percentage of Net Assets
Oil, Gas & Consumable Fuels	15.3%
Metals & Mining	11.0%
Food Products	5.4%
Mutual Funds	5.3%
Diversified Telecommunication Services	4.8%
Automobiles	3.0%
Commercial Banks	2.7%
Semiconductors & Semiconductor Equipment	2.6%
Food & Staples Retailing	2.5%
Transportation Infrastructure	2.4%

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 3/31/2009	Unrealized Appreciation/ Depreciation
Canadian Dollar (bought)	4/13/2009	25,234,866	$19,319,297	$20,020,966	$701,669
Czech Koruna (sold)	4/20/2009	10,040,276	536,512	486,153	50,359
Czech Koruna (sold)	4/20/2009	64,665,230	3,290,014	3,131,108	158,906
Czech Koruna (sold)	4/20/2009	8,669,188	400,924	419,764	(18,840)
Czech Koruna (sold)	5/21/2009	25,986,555	1,291,257	1,257,384	33,874
Czech Koruna (sold)	7/14/2009	6,451,756	351,594	311,745	39,849
Czech Koruna (sold)	10/14/2009	6,476,368	351,594	312,574	39,021
Czech Koruna (sold)	10/27/2009	64,888,685	3,237,474	3,131,000	106,474
Czech Koruna (sold)	10/27/2009	12,779,621	650,362	616,641	33,722
Czech Koruna (sold)	10/27/2009	51,261,563	2,601,450	2,473,466	127,983
Czech Koruna (bought)	4/20/2009	9,493,509	421,653	459,678	38,026
Czech Koruna (bought)	5/21/2009	25,986,555	1,153,164	1,257,384	104,219
Czech Koruna (bought)	7/14/2009	6,451,756	286,236	311,745	25,509
Czech Koruna (bought)	10/14/2009	6,476,368	287,328	312,574	25,246
Czech Koruna (bought)	10/27/2009	27,751,209	1,501,689	1,339,048	(162,641)
Euro (sold)	4/2/2009	35,263,216	44,983,874	46,760,811	(1,776,937)
Euro (sold)	4/2/2009	24,058,183	30,761,754	31,902,369	(1,140,614)
Euro (bought)	4/2/2009	16,027,825	21,049,182	21,253,708	204,526
Euro (bought)	4/2/2009	9,856,475	13,445,809	13,070,185	(375,624)
Euro (bought)	4/2/2009	8,030,358	10,918,556	10,648,661	(269,895)
Euro (bought)	4/2/2009	4,558,632	6,191,854	6,044,977	(146,876)
Euro (bought)	4/2/2009	2,544,485	3,447,574	3,374,116	(73,458)
Euro (bought)	4/2/2009	2,566,042	3,463,747	3,402,702	(61,044)
Euro (bought)	4/2/2009	15,737,582	20,691,300	20,868,831	177,530
Hungarian Forint (sold)	5/12/2009	1,697,970,023	7,930,733	7,267,565	663,169
Hungarian Forint (sold)	5/12/2009	1,088,288,539	5,034,024	4,658,037	375,987
Hungarian Forint (bought)	5/12/2009	450,439,162	2,191,065	1,927,947	(263,118)
Hungarian Forint (bought)	5/12/2009	637,849,377	2,864,036	2,730,090	(133,945)
Hungarian Forint (bought)	5/12/2009	563,281,047	2,352,690	2,410,927	58,237
Japanese Yen (bought)	4/17/2009	227,797,909	2,329,222	2,297,814	(31,408)
Japanese Yen (bought)	4/17/2009	1,158,052,436	11,877,095	11,681,360	(195,736)
Japanese Yen (bought)	4/17/2009	827,586,334	8,422,413	8,347,924	(74,490)
Japanese Yen (bought)	4/17/2009	2,255,976,954	23,475,062	22,756,204	(718,858)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-56

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Forward Currency Contracts—(Continued)	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 3/31/2009	Unrealized Appreciation/ Depreciation
Polish Zlotty (sold)	5/7/2009	11,174,267	$4,007,699	$3,183,178	$824,521
Polish Zlotty (sold)	5/7/2009	5,452,875	2,003,850	1,553,343	450,506
Polish Zlotty (sold)	5/11/2009	11,413,226	4,007,699	3,250,803	756,897
Polish Zlotty (sold)	5/11/2009	11,798,930	4,096,623	3,360,662	735,961
Polish Zlotty (sold)	5/21/2009	5,045,260	1,639,669	1,436,536	203,133
Polish Zlotty (sold)	5/21/2009	913,789	296,974	260,183	36,791
Polish Zlotty (sold)	10/20/2009	19,151,588	6,107,985	5,440,743	667,243
Polish Zlotty (sold)	11/19/2009	7,419,978	2,353,494	2,107,748	245,746
Polish Zlotty (sold)	11/19/2009	23,379,583	7,458,078	6,641,295	816,783
Polish Zlotty (bought)	5/7/2009	2,542,250	806,910	724,203	(82,707)
Polish Zlotty (bought)	5/7/2009	13,066,908	3,873,168	3,722,329	(150,840)
Polish Zlotty (bought)	5/7/2009	1,017,984	273,505	289,990	16,485
Polish Zlotty (bought)	5/11/2009	3,088,654	824,961	879,734	54,773
Polish Zlotty (bought)	5/11/2009	4,829,793	1,374,834	1,375,659	824
Polish Zlotty (bought)	5/21/2009	5,959,049	1,591,201	1,696,719	105,517
Polish Zlotty (bought)	10/20/2009	7,813,597	2,814,190	2,219,752	(594,438)
Polish Zlotty (bought)	10/20/2009	11,337,990	4,241,373	3,220,991	(1,020,382)
Polish Zlotty (bought)	11/19/2009	30,799,561	11,394,221	8,749,042	(2,645,178)

Net Unrealized Depreciation					$(2,057,542)

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2009	Unrealized Appreciation/ Depreciation
ASX SPI 200 Index Futures	6/18/2009	68	$4,014,493	$4,196,862	$182,369
Hang Seng Index Futures	4/29/2009	114	10,248,634	9,970,155	(278,479)
Nikkei 225 Index Futures OSE	6/12/2009	174	12,283,816	14,249,206	1,965,390
TOPIX Index Futures	6/12/2009	437	30,515,782	34,244,264	3,728,482

Net Unrealized Appreciation					$5,597,762

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-57

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$63,361,918	$5,597,762
Level 2—Other Significant Observable Inputs	678,415,570	(2,057,542)
Level 3—Significant Unobservable Inputs	0	0

Total	$741,777,488	$3,540,220

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments In Securities	Other Financial Instruments*
Balance as of December 31, 2008	$0	$0
Transfers In (Out) of Level 3	0	0
Accrued discounts/premiums	0	0
Realized Gain (Loss)	0	0
Change in unrealized appreciation (depreciation)	4,320	0
Net Purchases (Sales)	(4,320)	0

Balance as of March 31, 2009	$0	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-58

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—98.4% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—0.2%
Honeywell International, Inc. 7.500%, 03/01/10	$300,000	$313,490
Northrop Grumman Corp. 7.750%, 02/15/31 (a)	515,000	611,749
Northrop Grumman Systems Corp. 7.750%, 03/01/16	840,000	963,608
The Boeing Co. 7.250%, 06/15/25	460,000	485,180
United Technologies Corp. 7.500%, 09/15/29	200,000	220,699

		2,594,726

Asset Backed—0.3%
Capital One Multi-Asset Execution Trust 4.850%, 11/15/13	3,000,000	2,967,300
CenterPoint Energy Transition Bond Co., LLC 5.160%, 09/15/11	148,520	150,375
Centex Home Equity 3.750%, 12/25/31 (b)	60,968	35,859
Chase Funding Mortgage Loan Asset-Backed Certificates
3.303%, 11/25/29	14,623	14,359
Detroit Edison Securitization Funding, LLC 6.190%, 03/01/13	298,951	310,580

		3,478,473

Beverages—0.2%
Anheuser-Busch Cos., Inc. 5.000%, 01/15/15 (a)	1,950,000	1,759,050
Coca-Cola Enterprises, Inc. 6.950%, 11/15/26 (a)	300,000	306,959
Pepsi Bottling Group, Inc. 7.000%, 03/01/29 (a)	300,000	331,886

		2,397,895

Capital Markets—1.7%
Credit Suisse USA, Inc. 5.375%, 03/02/16 (a)	3,550,000	3,203,396
Merrill Lynch & Co., Inc. 6.050%, 05/16/16	3,000,000	1,803,750
6.500%, 07/15/18	200,000	146,625
Morgan Stanley 2.000%, 09/22/11	4,000,000	4,033,964
4.750%, 04/01/14	1,515,000	1,223,887
7.250%, 04/01/32	1,850,000	1,739,685
The Bear Stearns Cos., LLC 5.700%, 11/15/14	900,000	832,929
The Goldman Sachs Group, Inc. 5.700%, 09/01/12 (a)	1,000,000	973,483
6.125%, 02/15/33 (a)	2,075,000	1,735,501
6.250%, 09/01/17 (a)	760,000	704,900
6.450%, 05/01/36 (a)	2,000,000	1,310,000
6.650%, 05/15/09 (a)	750,000	752,220

		18,460,340

Security Description	Par Amount	Value

Chemicals—0.1%
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36 (a)	$1,000,000	$843,222
6.875%, 10/15/09 (a)	300,000	308,924

		1,152,146

Commercial & Professional Services—0.3%
Waste Management, Inc. 6.100%, 03/15/18 (a)	2,000,000	1,882,962
7.000%, 07/15/28 (a)	1,265,000	1,122,026

		3,004,988

Commercial Banks—2.3%
ABN-AMRO Bank NV (New York Branch) 7.125%, 10/15/93	500,000	372,278
7.750%, 05/15/23	230,000	156,173
American Express Centurion Bank 5.550%, 10/17/12	300,000	265,616
5.950%, 06/12/17	1,500,000	1,224,154
Duetsche Bank AG/London 6.000%, 09/01/17	1,500,000	1,411,185
HSBC Holdings, Plc. 5.250%, 12/12/12 (a)	2,050,000	1,987,830
Kreditanstalt fuer Wiederaufbau 3.500%, 05/16/13	7,000,000	7,231,839
4.875%, 01/17/17 (a)	2,900,000	3,132,493
8.000%, 02/15/10	1,000,000	1,056,135
Wachovia Bank, N.A. 4.875%, 02/01/15	3,000,000	2,395,997
Wachovia Corp. 5.750%, 06/15/17	700,000	618,410
Wells Fargo & Co. 4.950%, 10/16/13 (a)	1,450,000	1,326,652
5.000%, 11/15/14	2,000,000	1,737,315
5.125%, 09/01/12 (a)	500,000	479,545
Wells Fargo Bank, N.A. 4.750%, 02/09/15	3,065,000	2,458,911

		25,854,533

Commercial Mortgage-Backed Securities—3.3%
Bear Stearns Commercial Mortgage Securities 5.540%, 09/11/41	3,000,000	2,268,397
5.610%, 11/15/33	500,000	492,296
6.480%, 02/15/35	500,000	501,761
7.080%, 06/15/09	300,767	300,755
7.780%, 02/15/32	168,463	169,917
Citigroup Commercial Mortgage Trust 5.375%, 04/15/40 (b)	1,000,000	895,713
5.726%, 03/15/49 (b)	3,800,000	2,917,003
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.226%, 07/15/44 (b)	2,000,000	1,567,301
5.322%, 12/11/49	7,000,000	4,524,483
Credit Suisse Mortgage Capital Certificates 5.467%, 09/15/39	3,500,000	2,068,098

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-59

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
CS First Boston Mortgage Securities Corp. 3.382%, 05/15/38	$1,923,454	$1,867,781
5.100%, 08/15/15 (b)	3,000,000	2,323,548
Greenwich Capital Commercial Funding Corp. 4.022%, 01/05/36	648,121	638,100
5.317%, 06/10/36 (b)	1,000,000	894,898
JPMorgan Chase Commercial Mortgage Securities Corp.
3.972%, 05/12/35	1,645,391	1,585,015
4.275%, 01/12/37	648,723	631,212
6.044%, 11/15/35	334,981	333,892
LB-UBS Commercial Mortgage Trust 4.254%, 07/15/27 (b)	1,650,000	1,598,906
4.367%, 03/15/36	3,000,000	2,564,259
6.462%, 03/15/31	500,000	500,652
6.653%, 11/15/27	2,000,000	2,016,830
Morgan Stanley Capital I 4.989%, 08/13/42	1,000,000	774,727
Morgan Stanley Dean Witter Capital I 4.800%, 09/15/37	237,027	233,143
7.200%, 10/15/33	493,109	498,021
Salomon Brothers Mortgage Securities VII, Inc. 5.045%, 03/18/36	500,000	436,205
6.428%, 12/18/35	2,690	2,708
Wachovia Bank Commercial Mortgage Trust 5.083%, 03/15/42 (b)	3,000,000	2,431,041
6.287%, 04/15/34	1,445,000	1,436,012

		36,472,674

Communications Equipment—0.1%
Motorola, Inc. 6.500%, 11/15/28 (a)	900,000	558,000
7.625%, 11/15/10 (a)	135,000	128,250

		686,250

Computers & Peripherals—0.4%
Hewlett-Packard Co. 5.500%, 03/01/18	1,950,000	1,971,878
International Business Machines Corp. 4.750%, 11/29/12 (a)	1,000,000	1,053,918
7.500%, 06/15/13	1,000,000	1,139,263
8.375%, 11/01/19	425,000	505,435

		4,670,494

Diversified Financial Services—4.6%
American General Finance Corp. 5.375%, 10/01/12 (a)	6,500,000	2,730,000
5.400%, 12/01/15 (a)	1,340,000	469,000
Asian Development Bank 5.500%, 06/27/16	3,850,000	4,433,390
Associates Corp. of North America 6.950%, 11/01/18	1,700,000	1,390,307
Bank of America Corp. 3.125%, 06/15/12 (a)	3,900,000	4,045,662

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Bank of America Corp. 4.750%, 08/15/13 (a)	$1,000,000	$812,127
5.125%, 11/15/14 (a)	1,000,000	859,647
5.420%, 03/15/17	900,000	545,867
5.750%, 08/15/16 (a)	2,850,000	1,894,319
7.400%, 01/15/11 (a)	300,000	283,713
7.800%, 02/15/10	150,000	142,382
BellSouth Capital Funding Corp. 7.750%, 02/15/10 (a)	750,000	775,571
7.875%, 02/15/30	250,000	257,840
Berkshire Hathaway Finance Corp. 4.600%, 05/15/13 (a)	3,900,000	3,961,694
BHP Billiton Finance USA, Ltd. 5.500%, 04/01/14	1,500,000	1,504,696
Citigroup, Inc. 5.500%, 08/27/12 (a)	840,000	714,373
5.850%, 08/02/16 (a)	500,000	427,239
7.250%, 10/01/10 (a)	250,000	224,947
Conoco Funding Co. 6.350%, 10/15/11 (a)	500,000	537,426
Deutsche Telekom International Finance BV 5.750%, 03/23/16	460,000	442,387
8.750%, 06/15/30 (b)	1,000,000	1,073,386
Devon Financing Corp. 6.875%, 09/30/11	1,900,000	1,987,030
General Electric Capital Corp. 3.000%, 12/09/11 (a)	5,000,000	5,151,643
5.000%, 11/15/11 (a)	4,000,000	3,994,556
5.400%, 02/15/17 (a)	2,000,000	1,727,773
5.450%, 01/15/13 (a)	1,800,000	1,738,564
6.000%, 06/15/12 (a)	1,000,000	961,184
6.750%, 03/15/32 (a)	1,250,000	996,772
General Electric Capital Services, Inc. 7.500%, 08/21/35	100,000	85,637
Heller Financial, Inc. 7.375%, 11/01/09	350,000	363,576
JPMorgan Chase & Co. 4.750%, 05/01/13 (a)	1,500,000	1,460,506
5.125%, 09/15/14 (a)	850,000	737,598
6.750%, 02/01/11	250,000	250,805
Mellon Funding Corp. 6.400%, 05/14/11	250,000	263,084
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32	300,000	277,244
Petrobras International Finance Co. 6.125%, 10/06/16 (a)	600,000	601,572
Telecom Italia Capital S.A. 6.200%, 07/18/11	1,020,000	999,600
Unilever Capital Corp. 7.125%, 11/01/10	300,000	321,382
Verizon Global Funding Corp. 7.750%, 12/01/30 (a)	2,390,000	2,421,727

		51,866,226

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-60

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—0.7%
AT&T, Inc. 5.875%, 02/01/12 (a)	$1,400,000	$1,455,215
British Telecommunications, Plc. 9.125%, 12/15/30 (b)	1,000,000	925,039
France Telecom S.A. 7.750%, 03/01/11 (b)	1,400,000	1,499,787
Telefonica Emisiones SAU 6.221%, 07/03/17 (a)	2,900,000	2,961,819
Verizon New England, Inc. 6.500%, 09/15/11 (a)	400,000	415,529
Verizon New York, Inc. 7.375%, 04/01/32	500,000	454,169

		7,711,558

Electric Utilities—1.2%
Duke Energy Carolinas, LLC 6.250%, 01/15/12 (a)	500,000	528,330
Exelon Corp. 4.900%, 06/15/15	2,060,000	1,762,109
5.625%, 06/15/35	1,500,000	1,018,341
Exelon Generation Co., LLC 6.950%, 06/15/11	300,000	303,896
Georgia Power Co. 5.700%, 06/01/17	1,400,000	1,456,423
Oncor Electric Delivery Co. 7.000%, 05/01/32	950,000	853,109
Pepco Holdings, Inc. 6.450%, 08/15/12	1,500,000	1,489,713
Progress Energy, Inc. 5.625%, 01/15/16	1,900,000	1,790,859
7.100%, 03/01/11 (a)	1,221,000	1,260,398
PSEG Power, LLC 7.750%, 04/15/11	500,000	520,877
8.625%, 04/15/31	1,000,000	1,005,111
Southern California Edison Co. 5.000%, 01/15/16	1,500,000	1,500,785

		13,489,951

Energy Equipment & Services—0.7%
Halliburton Co. 5.500%, 10/15/10 (a)	4,700,000	4,896,739
Kinder Morgan Energy Partners, L.P. 6.500%, 02/01/37	2,000,000	1,580,342
6.750%, 03/15/11 (a)	750,000	761,533
Transocean, Ltd. 7.500%, 04/15/31	300,000	268,356

		7,506,970

Federal Agencies—47.1%
Federal Home Loan Bank 3.625%, 07/01/11 (a)	5,000,000	5,230,867
4.625%, 02/18/11 (a)	6,070,000	6,436,411
5.250%, 06/18/14	9,500,000	10,696,643
5.375%, 08/19/11	5,800,000	6,315,906
5.375%, 05/18/16	2,900,000	3,276,665

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 3.500%, 05/29/13 (a)	$7,120,000	$7,489,470
4.000%, 06/01/19	1,580,030	1,617,913
4.430%, 02/01/36 (b)	2,235,054	2,279,702
4.500%, 09/01/18	2,200,895	2,280,708
4.500%, 10/01/18	3,298,056	3,417,657
4.500%, 04/01/19	4,801,613	4,967,146
4.500%, 06/01/19	2,811,618	2,908,546
4.500%, 08/01/19	729,244	754,383
4.500%, 10/01/35	4,971,394	5,078,500
4.500%, 11/01/35 (b)	2,380,417	2,431,702
4.750%, 03/05/12	12,000,000	13,035,548
5.000%, 05/01/18	5,661,703	5,915,649
5.000%, 12/01/18	1,037,582	1,084,121
5.000%, 06/01/19	2,115,442	2,206,525
5.000%, 03/01/27	2,352,151	2,432,167
5.000%, 10/01/33	3,154,167	3,263,124
5.000%, 03/01/34	1,521,310	1,572,436
5.000%, 08/01/35	6,641,286	6,859,061
5.000%, 09/01/35	3,822,840	3,948,195
5.000%, 10/01/35	2,741,824	2,831,731
5.000%, 01/01/36	5,958,016	6,153,386
5.000%, 04/01/38	5,593,690	5,768,506
5.093%, 08/01/36 (b)	2,060,737	2,126,046
5.300%, 05/12/20	710,000	725,117
5.383%, 01/01/37 (b)	9,573,827	9,883,636
5.500%, 11/01/17	815,051	855,004
5.500%, 05/01/29	750,339	780,611
5.500%, 06/01/34	3,347,138	3,482,177
5.500%, 10/01/35	3,303,238	3,434,233
5.500%, 12/01/35	5,857,925	6,090,230
5.500%, 01/01/36	9,751,841	10,138,565
5.625%, 11/23/35 (a)	1,040,000	1,070,198
5.649%, 02/01/37 (b)	5,943,749	6,121,819
6.000%, 04/01/16	47,495	50,098
6.000%, 05/01/17	700,287	738,297
6.000%, 11/01/28	77,695	82,148
6.000%, 12/01/28	50,075	52,946
6.000%, 02/01/29	144,080	152,256
6.000%, 04/01/29	41,324	43,669
6.000%, 05/01/29	16,081	16,994
6.000%, 06/01/31	20,977	22,120
6.000%, 07/01/31	7,759	8,182
6.000%, 08/01/31	137,466	144,956
6.000%, 09/01/31	513,466	541,442
6.000%, 04/01/32	934,248	983,629
6.000%, 11/01/32	301,451	317,385
6.000%, 06/01/34	1,041,932	1,094,571
6.000%, 11/01/35	1,101,873	1,153,921
6.000%, 02/01/36	2,331,782	2,437,305
6.000%, 08/01/36	2,988,253	3,123,484
6.000%, 10/01/36	4,438,197	4,639,046
6.000%, 11/01/36	4,118,430	4,304,808
6.000%, 01/01/37	6,081,078	6,356,275
6.000%, 02/01/38	4,523,936	4,727,912
6.010%, 04/01/36 (b)	1,456,419	1,490,651

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-61

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 6.250%, 07/15/32 (a)	$2,600,000	$3,332,224
6.500%, 10/01/29	36,545	39,056
6.500%, 02/01/30	44,199	47,236
6.500%, 08/01/31	70,516	75,174
6.500%, 10/01/31	24,929	26,576
6.500%, 11/01/31	162,767	173,520
6.500%, 03/01/32	1,776,742	1,891,092
6.500%, 04/01/32	1,633,723	1,738,868
6.500%, 09/01/36	3,780,677	3,985,880
6.500%, 11/01/37	8,046,131	8,482,353
6.750%, 03/15/31 (a)	965,000	1,283,674
7.000%, 06/01/11	11,787	12,238
7.000%, 12/01/15	25,711	27,143
7.000%, 12/01/27	7,087	7,593
7.000%, 11/01/28	20,817	22,306
7.000%, 04/01/29	17,078	18,290
7.000%, 05/01/29	5,084	5,445
7.000%, 06/01/29	30,800	32,986
7.000%, 07/01/29	11,112	11,901
7.000%, 01/01/31	236,531	252,712
7.000%, 12/01/31	50,267	53,705
7.500%, 03/01/16	54,807	57,899
7.500%, 08/01/24	81,226	88,296
7.500%, 10/01/27	47,139	51,409
7.500%, 10/01/29	63,498	68,101
7.500%, 05/01/30	33,976	36,437
8.000%, 02/01/27	13,862	15,194
8.000%, 10/01/28	25,494	27,926
Federal National Mortgage Association 4.000%, 04/01/19	1,630,368	1,665,752
4.000%, 05/01/19	2,994,014	3,058,993
4.000%, 01/01/20	1,624,931	1,653,243
4.125%, 04/15/14	2,350,000	2,533,075
4.500%, 07/01/18	3,571,079	3,702,876
4.500%, 05/01/19	924,158	956,578
4.500%, 08/01/33	1,427,275	1,461,784
4.500%, 10/01/33	2,520,756	2,581,702
4.500%, 04/01/34	1,975,485	2,021,385
4.610%, 10/10/13	2,370,000	2,371,438
4.837%, 09/01/35 (b)	2,391,707	2,450,316
5.000%, 06/01/18	868,717	907,585
5.000%, 01/01/19	1,287,104	1,342,369
5.000%, 02/01/20	2,133,226	2,217,397
5.000%, 01/01/22	4,121,484	4,278,672
5.000%, 02/01/24	1,947,116	2,015,576
5.000%, 09/01/25	2,018,138	2,088,920
5.000%, 07/01/33	1,815,024	1,877,628
5.000%, 08/01/33	2,562,938	2,651,339
5.000%, 09/01/33	2,234,397	2,311,466
5.000%, 10/01/33	8,175,421	8,457,408
5.000%, 03/01/34	2,518,134	2,604,990
5.000%, 04/01/34	5,837,295	6,035,765
5.000%, 05/01/34	2,028,397	2,096,435
5.000%, 09/01/34	4,108,264	4,246,067
5.000%, 02/01/35	3,959,967	4,092,796
5.000%, 04/01/35	2,203,885	2,276,070

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 5.000%, 05/01/35	$1,319,247	$1,362,457
5.000%, 11/01/35	2,227,008	2,299,951
5.125%, 04/15/11 (a)	7,200,000	7,737,890
5.162%, 11/01/36 (b)	1,407,997	1,454,385
5.375%, 06/12/17 (a)	4,250,000	4,822,715
5.421%, 03/01/36 (b)	3,700,031	3,836,798
5.500%, 03/15/11	950,000	1,024,181
5.500%, 11/01/17	1,118,375	1,173,987
5.500%, 02/01/18	430,010	451,035
5.500%, 04/01/18	2,226,510	2,335,376
5.500%, 07/01/23	1,154,182	1,201,377
5.500%, 01/01/24	594,730	619,049
5.500%, 07/01/24	1,887,521	1,964,901
5.500%, 10/01/32	694,579	723,369
5.500%, 02/01/33	1,765,275	1,838,758
5.500%, 03/01/33	2,975,882	3,099,758
5.500%, 05/01/33	5,412,580	5,637,888
5.500%, 08/01/33	4,645,715	4,839,101
5.500%, 10/01/33	689,852	718,569
5.500%, 12/01/33	5,171,614	5,386,890
5.500%, 02/01/34	3,152,001	3,280,530
5.500%, 03/01/34	1,707,877	1,777,519
5.500%, 04/01/34	1,262,867	1,314,362
5.500%, 05/01/34	1,857,967	1,933,729
5.500%, 09/01/34	2,271,568	2,364,195
5.500%, 12/01/34	6,350,994	6,609,966
5.500%, 01/01/35	1,763,321	1,835,224
5.500%, 02/01/35	3,765,593	3,919,141
5.500%, 04/01/35	2,387,984	2,483,694
5.500%, 06/01/35	7,285,414	7,577,415
5.500%, 06/13/35 (b)	1,684,526	1,753,369
5.500%, 01/01/37	7,329,772	7,607,445
5.500%, 05/01/37	4,309,569	4,472,828
5.500%, 05/01/38	3,643,314	3,781,644
5.500%, 07/01/38	4,541,511	4,713,944
6.000%, 09/01/13	639,982	671,902
6.000%, 10/01/13	308,565	323,955
6.000%, 03/01/14	79,272	83,316
6.000%, 06/01/14	9,835	10,337
6.000%, 07/01/14	57,359	60,284
6.000%, 09/01/14	26,082	27,413
6.000%, 09/01/17	872,303	918,805
6.000%, 08/01/28	20,746	21,929
6.000%, 11/01/28	8,290	8,762
6.000%, 12/01/28	9,361	9,894
6.000%, 06/01/31	124,832	131,613
6.000%, 09/01/32	884,407	930,964
6.000%, 01/01/33	362,109	381,171
6.000%, 02/01/33	750,235	789,143
6.000%, 03/01/33	969,637	1,019,923
6.000%, 04/01/33	681,859	717,220
6.000%, 05/01/33	1,734,813	1,824,781
6.000%, 05/01/34	2,168,452	2,276,491
6.000%, 09/01/34	2,589,330	2,718,339
6.000%, 11/01/34	4,002,170	4,201,570
6.000%, 01/01/35	1,203,168	1,259,602

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-62

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 6.000%, 07/01/36	$3,045,181	$3,182,710
6.000%, 09/01/36	3,319,838	3,469,771
6.000%, 07/01/37	3,607,857	3,770,094
6.000%, 08/01/37	5,883,394	6,147,957
6.000%, 09/01/37	13,311,089	13,909,659
6.210%, 08/06/38	300,000	360,214
6.500%, 01/01/13	6,200	6,534
6.500%, 04/01/13	1,001	1,054
6.500%, 06/01/13	50,564	53,287
6.500%, 07/01/13	280	296
6.500%, 06/01/14	22,417	23,639
6.500%, 04/01/17	2,343,435	2,474,083
6.500%, 05/01/28	334,019	357,062
6.500%, 12/01/28	750,548	802,325
6.500%, 03/01/29	25,282	27,026
6.500%, 04/01/29	155,498	166,223
6.500%, 05/01/29	15,467	16,534
6.500%, 08/01/29	3,890	4,158
6.500%, 05/01/30	234,871	251,070
6.500%, 09/01/31	50,042	53,337
6.500%, 02/01/32	8,944	9,547
6.500%, 06/01/32	252,736	268,765
6.500%, 09/01/33	725,165	770,211
6.500%, 10/01/33	593,471	630,336
6.500%, 10/01/34	1,813,131	1,925,758
6.500%, 10/01/37	5,770,048	6,085,217
6.625%, 11/15/10 (a)	3,400,000	3,696,712
6.625%, 11/15/30 (a)	2,450,000	3,217,412
7.000%, 04/01/12	15,083	15,639
7.000%, 02/01/14	13,303	13,794
7.000%, 10/01/21	71,285	76,887
7.000%, 06/01/26	1,758	1,889
7.000%, 06/01/28	86,827	93,616
7.000%, 09/01/29	43,536	46,909
7.000%, 10/01/29	52,524	56,593
7.000%, 12/01/29	4,667	5,029
7.000%, 01/01/32	447,790	481,271
7.000%, 04/01/32	86,041	92,361
7.000%, 06/01/32	247,020	265,163
7.000%, 10/01/37	3,462,489	3,691,394
7.500%, 08/01/15	19,443	20,491
7.500%, 09/01/25	19,745	21,193
7.500%, 06/01/26	20,824	22,344
7.500%, 09/01/27	4,162	4,471
7.500%, 11/01/27	542	583
7.500%, 08/01/28	1,217	1,321
7.500%, 07/01/29	51,534	55,341
7.500%, 10/01/29	20,823	22,394
7.500%, 07/01/30	6,808	7,322
8.000%, 10/01/26	1,681	1,834
8.000%, 11/01/29	728	795
8.000%, 05/01/30	37,381	39,895
8.000%, 11/01/30	11,853	12,650
8.000%, 01/01/31	15,867	17,249
8.000%, 02/01/31	25,938	27,682

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association 5.000%, 10/15/20	$2,018,062	$2,112,690
5.000%, 01/15/21	1,768,718	1,851,654
5.000%, 12/15/35	2,259,629	2,348,352
5.000%, 12/15/36	3,950,988	4,102,167
5.500%, 03/15/36	3,015,548	3,141,997
5.500%, 01/15/37	4,510,672	4,698,378
5.500%, 11/15/37	7,550,642	7,864,853
5.500%, 09/15/38	4,666,773	4,863,201
6.000%, 01/15/29	38,557	40,660
6.000%, 01/15/33	1,073,534	1,130,660
6.000%, 03/15/35	1,674,331	1,755,676
6.000%, 12/15/35	2,053,686	2,153,462
6.000%, 06/15/36	3,082,920	3,225,581
6.000%, 09/15/36	3,597,666	3,764,147
6.000%, 07/15/38	2,380,391	2,489,906
6.500%, 05/15/23	9,328	9,889
6.500%, 02/15/27	142,981	152,066
6.500%, 07/15/28	27,311	29,164
6.500%, 08/15/28	51,261	54,738
6.500%, 11/15/28	33,825	36,120
6.500%, 12/15/28	13,596	14,519
6.500%, 07/15/29	9,761	10,393
6.500%, 06/20/31	105,365	112,114
6.500%, 07/15/32	96,206	102,372
6.500%, 05/15/36	1,383,353	1,453,020
7.000%, 01/15/28	8,009	8,558
7.000%, 04/15/28	4,235	4,525
7.000%, 05/15/28	34,259	36,606
7.000%, 06/15/28	18,834	20,124
7.000%, 10/15/28	15,044	16,075
7.000%, 06/15/29	6,733	7,193
7.000%, 09/15/29	37,770	40,351
7.000%, 01/15/31	1,611	1,722
7.000%, 03/15/31	41,311	44,138
7.000%, 07/15/31	1,635,947	1,747,927
7.000%, 08/15/31	217,098	231,959
7.000%, 02/15/32	165,017	174,180
7.000%, 07/15/32	113,801	120,119
7.500%, 02/20/28	10,973	11,788
7.500%, 08/15/29	32,697	35,330
7.500%, 04/15/30	10,079	10,844
8.000%, 09/15/16	1,446	1,550
8.000%, 08/15/26	6,610	7,105
8.000%, 09/15/26	9,134	9,818
8.000%, 05/15/27	5,363	5,827
8.000%, 06/15/29	55,300	60,141
9.000%, 11/15/24	41,523	44,896

		526,541,768

Food & Staples Retailing—0.3%
The Kroger Co. 5.500%, 02/01/13 (a)	950,000	968,731
Wal-Mart Stores, Inc. 4.550%, 05/01/13	2,075,000	2,203,674
6.875%, 08/10/09	500,000	508,690

		3,681,095

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-63

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Food Products—0.6%
ConAgra Foods, Inc. 5.819%, 06/15/17	$2,000,000	$1,915,491
General Mills, Inc. 6.000%, 02/15/12	2,000,000	2,105,906
Kellogg Co. 6.600%, 04/01/11	1,700,000	1,807,595
Kraft Foods, Inc. 6.250%, 06/01/12	900,000	949,274

		6,778,266

Foreign Government—1.9%
Brazilian Government International Bond 6.000%, 01/17/17 (a)	3,755,000	3,736,225
Italian Republic 4.500%, 01/21/15	2,975,000	2,997,313
5.625%, 06/15/12	3,650,000	3,894,586
Mexico Government International Bond 6.750%, 09/27/34	1,050,000	987,000
8.000%, 09/24/22	2,200,000	2,442,000
8.375%, 01/14/11	250,000	273,750
Province of Ontario Canada 5.125%, 07/17/12 (a)	2,000,000	2,126,377
Province of Quebec Canada 4.875%, 05/05/14	1,925,000	2,062,189
6.125%, 01/22/11	2,700,000	2,873,157

		21,392,597

Gas Utilities—0.0%
El Paso Natural Gas Co. 8.375%, 06/15/32	220,000	211,346

Government Agency—0.1%
Tennessee Valley Authority 6.000%, 03/15/13	1,000,000	1,124,891

Health Care Equipment & Supplies—0.1%
Baxter International, Inc. 5.375%, 06/01/18 (a)	1,400,000	1,413,562

Health Care Providers & Services—0.2%
WellPoint, Inc. 6.800%, 08/01/12	2,200,000	2,233,864

Household Products—0.2%
Procter & Gamble Co. 4.950%, 08/15/14	2,000,000	2,158,397
6.450%, 01/15/26	200,000	220,114

		2,378,511

Industrial Conglomerates—0.2%
General Electric Co. 5.000%, 02/01/13	930,000	929,067
Tyco International, Ltd. 6.875%, 01/15/21	1,275,000	1,062,075

		1,991,142

Security Description	Par Amount	Value

Insurance—0.3%
AXA Financial, Inc. 7.750%, 08/01/10 (a)	$500,000	$496,786
AXA S.A. 8.600%, 12/15/30	1,165,000	757,250
Chubb Corp. 6.000%, 11/15/11	350,000	364,983
Hartford Financial Services Group, Inc. 6.100%, 10/01/41	780,000	351,000
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	762,500
The Allstate Corp. 6.900%, 05/15/38	150,000	123,256

		2,855,775

Machinery—0.1%
Caterpillar, Inc. 7.250%, 09/15/09 (a)	250,000	254,855
Deere & Co. 6.950%, 04/25/14 (a)	850,000	916,367
7.850%, 05/15/10	300,000	312,519

		1,483,741

Media—1.0%
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	1,700,000	1,813,968
Comcast Corp. 5.300%, 01/15/14 (a)	1,445,000	1,404,633
5.650%, 06/15/35 (a)	1,500,000	1,194,683
COX Communications, Inc. 7.750%, 11/01/10	250,000	250,000
News America, Inc. 6.550%, 03/15/33 (a)	1,950,000	1,457,431
The Walt Disney Co. 6.375%, 03/01/12 (a)	200,000	213,929
Thomson Reuters Corp. 6.200%, 01/05/12	1,700,000	1,692,280
Time Warner Cable, Inc. 5.850%, 05/01/17	100,000	89,904
6.550%, 05/01/37 (a)	100,000	84,623
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	380,000	367,954
Time Warner, Inc. 7.700%, 05/01/32	685,000	625,258
9.125%, 01/15/13	418,000	434,720
Turner Broadcasting System, Inc. 8.375%, 07/01/13	660,000	673,200
Viacom, Inc. 6.250%, 04/30/16	770,000	662,986

		10,965,569

Metals & Mining—0.3%
Alcoa, Inc. 5.375%, 01/15/13 (a)	1,000,000	780,000
5.720%, 02/23/19 (a)	523,000	308,570
5.870%, 02/23/22	101,000	59,590

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-64

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Metals & Mining—(Continued)
Rio Tinto Alcan, Inc. 5.000%, 06/01/15	$1,050,000	$808,500
Vale Overseas, Ltd. 6.875%, 11/21/36	1,100,000	944,075

		2,900,735

Multi-Utilities—0.4%
Dominion Resources, Inc. 5.150%, 07/15/15	1,600,000	1,514,282
Pacific Gas & Electric Co. 4.800%, 03/01/14 (a)	1,125,000	1,130,967
6.050%, 03/01/34	2,195,000	2,160,920

		4,806,169

Multiline Retail—0.2%
Macy’s Retail Holdings, Inc. 5.875%, 01/15/13	1,030,000	772,500
Target Corp. 6.350%, 11/01/32 (a)	2,300,000	2,027,100

		2,799,600

Oil, Gas & Consumable Fuels—0.6%
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	690,868
Enterprise Products Operating, LLC 5.000%, 03/01/15	2,000,000	1,765,361
6.300%, 09/15/17 (a)	3,400,000	3,090,409
XTO Energy, Inc. 7.500%, 04/15/12	715,000	748,860

		6,295,498

Paper & Forest Products—0.0%
Weyerhaeuser Co. 7.375%, 03/15/32 (a)	500,000	330,000

Pharmaceuticals—0.7%
Bristol-Myers Squibb Co. 5.875%, 11/15/36 (a)	2,000,000	1,883,676
Johnson & Johnson 5.950%, 08/15/37 (a)	910,000	965,378
6.950%, 09/01/29	250,000	295,069
Merck & Co., Inc. 5.950%, 12/01/28	300,000	295,790
Schering-Plough Corp. 6.550%, 09/15/37	1,000,000	1,009,998
Wyeth 5.500%, 02/01/14	3,000,000	3,145,128

		7,595,039

Real Estate Investment Trusts—0.3%
Brandywine Operating Partnership, L.P. 5.750%, 04/01/12	680,000	455,600
Regency Centers, L.P. 5.250%, 08/01/15	850,000	571,769

Security Description	Par Amount	Value

Real Estate Investment Trusts—(Continued)
Simon Property Group, L.P. 5.250%, 12/01/16	$3,000,000	$2,220,000

		3,247,369

Road & Rail—0.4%
Burlington Northern Santa Fe Corp. 5.900%, 07/01/12	1,000,000	1,027,291
7.000%, 02/01/14	1,850,000	1,984,240
CSX Corp. 6.750%, 03/15/11 (a)	200,000	201,792
7.900%, 05/01/17	500,000	477,354
Norfolk Southern Corp. 5.590%, 05/17/25	144,000	126,154
6.200%, 04/15/09	350,000	350,080
7.250%, 02/15/31	156,000	158,172

		4,325,083

Software—0.2%
Oracle Corp. 5.250%, 01/15/16 (a)	2,000,000	2,041,076

Specialty Retail—0.1%
Lowe’s Cos., Inc. 6.875%, 02/15/28 (a)	1,000,000	1,000,169

U.S. Treasury—25.6%
U.S. Treasury Bonds 3.500%, 02/15/39	2,080,000	2,055,144
4.500%, 02/15/36 (a)	5,675,000	6,539,643
5.250%, 11/15/28 (a)	2,700,000	3,318,165
5.250%, 02/15/29 (a)	750,000	923,467
5.375%, 02/15/31 (a)	5,255,000	6,626,818
5.500%, 08/15/28 (a)	2,420,000	3,053,604
6.250%, 08/15/23 (a)	4,450,000	5,857,579
6.375%, 08/15/27 (a)	2,800,000	3,855,992
6.500%, 11/15/26 (a)	1,000,000	1,388,960
7.250%, 08/15/22 (a)	6,120,000	8,649,641
7.875%, 02/15/21 (a)	4,450,000	6,456,461
8.000%, 11/15/21	2,920,000	4,323,527
8.125%, 08/15/19 (a)	2,645,000	3,838,001
8.125%, 08/15/21 (a)	1,250,000	1,858,513
8.500%, 02/15/20 (a)	6,700,000	10,004,641
8.750%, 08/15/20 (a)	1,000,000	1,525,800
8.875%, 02/15/19 (a)	10,215,000	15,420,053
9.125%, 05/15/18 (a)	1,600,000	2,421,632
9.250%, 02/15/16	1,375,000	1,977,387
U.S. Treasury Notes 0.875%, 01/31/11 (a)	5,000,000	5,010,900
1.375%, 03/15/12	28,800,000	29,001,471
2.625%, 02/29/16 (a)	2,510,000	2,574,030
2.875%, 01/31/13 (a)	6,000,000	6,348,540
3.375%, 11/30/12 (a)	7,010,000	7,521,731
3.375%, 06/30/13	4,650,000	5,027,580
3.500%, 05/31/13	9,170,000	9,945,324

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-65

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
3.625%, 06/15/10	$16,200,000	$16,800,534
4.000%, 04/15/10 (a)	6,000,000	6,211,080
4.000%, 11/15/12 (a)	7,250,000	7,949,408
4.000%, 02/15/14 (a)	600,000	667,656
4.125%, 08/15/10 (a)	1,000,000	1,049,230
4.125%, 05/15/15 (a)	7,640,000	8,631,825
4.250%, 10/15/10	5,000,000	5,285,250
4.250%, 01/15/11	9,100,000	9,684,766
4.250%, 09/30/12 (a)	5,000,000	5,504,700
4.250%, 08/15/13	14,980,000	16,779,997
4.250%, 08/15/14 (a)	4,430,000	5,014,893
4.375%, 08/15/12 (a)	5,000,000	5,530,200
4.500%, 11/15/15 (a)	8,950,000	10,381,373
4.750%, 08/15/17 (a)	7,140,000	8,348,088
4.875%, 02/15/12 (a)	4,500,000	4,989,735
5.000%, 02/15/11	1,000,000	1,080,550
5.000%, 08/15/11 (a)	3,500,000	3,848,145
5.125%, 05/15/16 (a)	4,830,000	5,761,321
5.750%, 08/15/10	7,120,000	7,629,009

		286,672,364

Wireless Telecommunication Services—0.4%
AT&T Mobility, LLC 7.125%, 12/15/31 (a)	100,000	96,744
New Cingular Wireless Services, Inc. 7.875%, 03/01/11	890,000	946,984
8.125%, 05/01/12 (a)	500,000	542,216
8.750%, 03/01/31 (a)	300,000	327,254
Vodafone Group, Plc. 6.150%, 02/27/37 (a)	3,170,000	2,980,361

		4,893,559

Yankee—1.0%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	325,317
ConocoPhillips Canada Funding Co. I 5.950%, 10/15/36	3,050,000	2,704,221
EnCana Corp. 4.750%, 10/15/13 (a)	2,000,000	1,888,459
Hydro-Quebec 7.500%, 04/01/16	1,350,000	1,646,191
8.400%, 01/15/22	1,000,000	1,359,572
Inter-American Development Bank 6.800%, 10/15/25	500,000	677,906
7.000%, 06/15/25	200,000	251,158
8.875%, 06/01/09	400,000	404,211
International Bank for Reconstruction & Development
8.875%, 03/01/26	535,000	853,796
Province of Nova Scotia Canada 9.250%, 03/01/20	250,000	369,684

Security Description	Par Amount	Value

Yankee—(Continued)
Province of Quebec Canada 7.500%, 07/15/23	$350,000	$431,537
StatoilHydro ASA 6.700%, 01/15/18	300,000	325,020

		11,237,072

Total Fixed Income (Identified Cost $1,082,838,634)		1,100,543,084

Short Term Investments—12.5%

Discount Notes—1.4%
Federal Home Loan Bank 0.010%, 04/01/09	15,000,000	15,000,000
Federal National Mortgage Association 0.010%, 04/01/09	300,000	300,000

		15,300,000

Mutual Funds—11.1%
State Street Navigator Securities Lending Prime Portfolio (c)	124,025,984	124,025,984

Total Short Term Investments (Identified Cost $139,325,984)		139,325,984

Total Investments—110.9% (Identified Cost $1,222,164,618) (d)		1,239,869,068
Liabilities in excess of other assets		(122,170,117)

Net Assets—100%		$1,117,698,951

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $122,109,889 and the collateral received consisted of cash in the amount of $124,025,984 and non-cash collateral with a value of $ 107,525. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2009.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $1,221,955,653 and the composition of unrealized appreciation and depreciation of investment securities was $54,679,725 and $(36,766,310), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-66

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$124,025,984	$0
Level 2—Other Significant Observable Inputs	1,115,843,084	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,239,869,068	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-67

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—96.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Curtiss-Wright Corp. (a)	38,667	$1,084,609
Ducommun, Inc.	48,110	699,519
Orbital Sciences Corp. (b)	77,889	926,100
Teledyne Technologies, Inc. (b)	49,236	1,313,617

		4,023,845

Air Freight & Logistics—0.5%
Atlas Air Worldwide Holdings, Inc. (b)	52,001	902,217
HUB Group, Inc. (Class A) (b)	17,613	299,421

		1,201,638

Auto Components—0.6%
Gentex Corp. (a)	90,074	897,137
The Goodyear Tire & Rubber Co. (b)	122,601	767,482

		1,664,619

Beverages—0.3%
Heckmann Corp. (a) (b)	145,805	702,780

Biotechnology—2.5%
Acorda Therapeutics, Inc. (a) (b)	26,666	528,254
Alexion Pharmaceuticals, Inc. (a) (b)	24,508	922,971
Array Biopharma, Inc. (a) (b)	177,535	468,692
Genomic Health, Inc. (b)	43,351	1,056,897
Isis Pharmaceuticals, Inc. (a) (b)	65,644	985,317
Onyx Pharmaceuticals, Inc. (a) (b)	28,447	812,162
OSI Pharmaceuticals, Inc. (a) (b)	18,914	723,650
Osiris Therapeutics, Inc. (a) (b)	40,493	558,803
Regeneron Pharmaceuticals, Inc. (b)	48,393	670,727

		6,727,473

Building Products—0.2%
Armstrong World Industries, Inc. (b)	48,918	538,587

Capital Markets—2.9%
Greenhill & Co., Inc.	16,711	1,234,107
Investment Technology Group, Inc. (b)	39,850	1,016,972
JMP Group, Inc.	37,846	182,039
KBW, Inc. (b)	45,100	917,785
RiskMetrics Group, Inc. (a) (b)	74,251	1,061,047
Stifel Financial Corp. (b)	77,647	3,362,892

		7,774,842

Chemicals—0.8%
Koppers Holdings, Inc.	39,279	570,331
LSB Industries, Inc. (a) (b)	59,773	591,155
Lubrizol Corp.	20,277	689,621
Minerals Technologies, Inc.	9,430	302,231

		2,153,338

Commercial & Professional Services—5.5%
ABM Industries, Inc. (a)	90,348	1,481,707
American Ecology Corp.	38,738	540,008
Clean Harbors, Inc. (b)	22,610	1,085,280

Security Description	Shares	Value

Commercial & Professional Services—(Continued)
McGrath Rentcorp	43,110	$679,414
Rollins, Inc.	188,295	3,229,259
Standard Parking Corp. (a) (b)	128,009	2,099,347
SYKES Enterprises, Inc. (b)	58,952	980,372
The Brink’s Co.	34,639	916,548
The GEO Group, Inc. (b)	43,551	577,051
Waste Connections, Inc. (b)	118,379	3,042,340

		14,631,326

Commercial Banks—5.3%
Bank of the Ozarks, Inc.	67,662	1,561,639
Comerica, Inc.	59,044	1,081,096
First Horizon National Corp. (b)	91,569	983,451
Glacier Bancorp, Inc.	50,857	798,963
Hancock Holding Co.	19,307	603,923
Iberiabank Corp.	50,426	2,316,570
Pennsylvania Commerce Bancorp, Inc. (b)	32,794	603,410
Prosperity Bancshares, Inc.	51,672	1,413,229
Signature Bank (b)	97,536	2,753,441
Sterling Bancshares, Inc.	202,833	1,326,528
SVB Financial Group (b)	30,999	620,290

		14,062,540

Communications Equipment—4.9%
ADC Telecommunications, Inc. (a) (b)	220,604	968,451
Adtran, Inc. (a)	53,388	865,419
Anaren, Inc. (b)	48,421	529,726
Brocade Communications Systems, Inc. (b)	264,317	911,894
Ciena Corp. (b)	69,269	538,913
CommScope, Inc. (a) (b)	47,117	535,249
DG FastChannel, Inc. (a) (b)	99,851	1,874,203
F5 Networks, Inc. (a) (b)	45,604	955,404
Neutral Tandem, Inc. (a) (b)	63,795	1,569,995
NICE Systems, Ltd. (ADR) (b)	35,251	876,340
Riverbed Technology, Inc. (a) (b)	99,952	1,307,372
Tekelec, Inc. (a) (b)	91,082	1,205,015
Tellabs, Inc. (b)	213,155	976,250

		13,114,231

Computers & Peripherals—0.7%
Intevac, Inc. (b)	68,362	356,166
NCR Corp. (b)	36,187	287,687
Teradata Corp. (b)	75,205	1,219,825

		1,863,678

Construction & Engineering—1.4%
MasTec, Inc. (b)	138,228	1,671,177
MYR Group, Inc. (b)	62,717	956,434
Northwest Pipe Co. (a) (b)	39,007	1,110,529

		3,738,140

Construction Materials—0.4%
Eagle Materials, Inc. (a)	43,780	1,061,665

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-68

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Consumer Finance—0.4%
Dollar Financial Corp. (b)	117,375	$1,117,410

Containers & Packaging—0.5%
Myers Industries, Inc.	58,989	362,192
Rock-Tenn Co.	40,699	1,100,908

		1,463,100

Distributors—0.1%
Core-Mark Holding Co., Inc. (a) (b)	15,580	283,868

Diversified Consumer Services—2.1%
American Public Education, Inc. (b)	32,428	1,363,922
Capella Education Co. (a) (b)	18,656	988,768
DeVry, Inc.	22,789	1,097,974
Grand Canyon Education, Inc. (a) (b)	50,697	875,030
Hillenbrand, Inc.	86,663	1,387,474

		5,713,168

Diversified Financial Services—0.7%
PHH Corp. (b)	134,405	1,888,390

Diversified Telecommunication Services—1.0%
Cbeyond, Inc. (a) (b)	76,772	1,445,617
NTELOS Holdings Corp.	62,440	1,132,661

		2,578,278

Electric Utilities—2.1%
Allete, Inc.	39,556	1,055,750
ITC Holdings Corp.	64,660	2,820,469
Portland General Electric Co.	95,141	1,673,530

		5,549,749

Electrical Equipment—0.4%
II-VI, Inc. (a) (b)	46,802	804,058
LaBarge, Inc. (b)	10,920	91,401
Polypore International, Inc. (b)	30,514	122,666

		1,018,125

Electronic Equipment, Instruments & Components—1.7%
Amphenol Corp. (Class A)	24,080	686,039
Cogent, Inc. (b)	60,710	722,449
Daktronics, Inc. (a)	51,071	334,515
IPG Photonics Corp. (a) (b)	104,584	880,598
Littelfuse, Inc. (b)	61,288	673,555
Mettler Toledo International, Inc. (b)	9,582	491,844
Scansource, Inc. (a) (b)	20,569	382,172
TTM Technologies, Inc. (b)	72,815	422,327

		4,593,499

Energy Equipment & Services—2.1%
Dresser-Rand Group, Inc. (b)	44,812	990,345
Hornbeck Offshore Services, Inc. (a) (b)	84,643	1,289,960
Oceaneering International, Inc. (b)	60,521	2,231,409
Tesco Corp. (b)	131,616	1,029,237

		5,540,951

Security Description	Shares	Value

Food & Staples Retailing—0.5%
Spartan Stores, Inc.	94,099	$1,450,066

Food Products—3.1%
Diamond Foods, Inc. (a)	36,649	1,023,607
Flowers Foods, Inc. (a)	52,212	1,225,938
Green Mountain Coffee Roasters, Inc. (a) (b)	30,474	1,462,752
J&J Snack Foods Corp.	44,615	1,543,233
Ralcorp Holdings, Inc. (b)	24,321	1,310,415
Smart Balance, Inc. (a) (b)	135,458	818,166
The J. M. Smucker Co.	21,864	814,871

		8,198,982

Gas Utilities—1.5%
ONEOK, Inc.	44,248	1,001,332
UGI Corp.	124,281	2,934,275

		3,935,607

Health Care Equipment & Supplies—3.8%
Haemonetics Corp. (b)	14,930	822,345
Hill-Rom Holdings, Inc. (a)	30,181	298,490
Masimo Corp. (a) (b)	32,942	954,659
Medical Action Industries, Inc. (b)	58,977	488,919
Merit Medical Systems, Inc. (b)	65,478	799,486
NuVasive, Inc. (a) (b)	26,486	831,131
ResMed, Inc. (b)	15,822	559,150
SonoSite, Inc. (b)	57,847	1,034,304
Teleflex, Inc.	35,032	1,369,401
Vnus Medical Technologies, Inc. (b)	49,078	1,043,889
Volcano Corp. (b)	58,771	855,118
West Pharmaceutical Services, Inc. (a)	32,630	1,070,590

		10,127,482

Health Care Providers & Services—3.0%
Amedisys, Inc. (a) (b)	22,673	623,281
Bio-Reference Labs, Inc. (b)	37,177	777,371
CardioNet, Inc. (a) (b)	52,743	1,479,968
Catalyst Health Solutions, Inc. (b)	64,455	1,277,498
Corvel Corp. (b)	30,831	623,403
Mednax, Inc. (b)	27,071	797,782
MWI Veterinary Supply, Inc. (b)	24,108	686,596
Skilled Healthcare Group, Inc. (b)	98,609	809,580
Sun Healthcare Group, Inc. (b)	96,775	816,781

		7,892,260

Health Care Technology—1.3%
athenahealth, Inc. (a) (b)	34,684	836,231
MedAssets, Inc. (b)	96,381	1,373,429
Phase Forward, Inc. (b)	105,298	1,346,762

		3,556,422

Hotels, Restaurants & Leisure—2.4%
Bob Evans Farms, Inc. (a)	40,001	896,822
Buffalo Wild Wings, Inc. (a) (b)	22,317	816,356
California Pizza Kitchen, Inc. (a) (b)	56,681	741,388
Cracker Barrel Old Country Store (a)	27,848	797,567

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-69

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Dover Downs Gaming & Entertainment, Inc. (a)	72,962	$223,993
Panera Bread Co. (a) (b)	15,055	841,575
Penn National Gaming, Inc. (a) (b)	51,046	1,232,761
Texas Roadhouse, Inc. (a) (b)	102,646	978,216

		6,528,678

Household Durables—0.3%
Leggett & Platt, Inc. (a)	70,221	912,171

Household Products—0.4%
Church & Dwight Co., Inc.	19,266	1,006,263

Insurance—5.5%
American Physicians Capital, Inc.	24,847	1,016,739
Amtrust Financial Services, Inc.	98,822	943,750
Aspen Insurance Holdings, Ltd.	41,922	941,568
Fidelity National Financial, Inc.	60,315	1,176,746
HCC Insurance Holdings, Inc.	75,562	1,903,407
Markel Corp. (b)	1,471	417,587
Navigators Group, Inc. (b)	28,044	1,323,116
PartnerRe, Ltd.	17,081	1,060,218
ProAssurance Corp. (b)	17,188	801,305
Reinsurance Group of America Inc	31,514	1,020,738
RLI Corp. (a)	25,676	1,288,935
The Hanover Insurance Group, Inc.	29,940	862,871
W.R. Berkley Corp.	48,902	1,102,740
Zenith National Insurance Corp.	31,594	761,731

		14,621,451

Internet & Catalog Retail—0.3%
HSN, Inc. (b)	135,240	695,134

Internet Software & Services—1.0%
Constant Contact, Inc. (a) (b)	73,213	1,024,250
SkillSoft, Plc. (ADR) (b)	134,863	902,234
United Online, Inc.	65,851	293,695
Vocus, Inc. (b)	43,120	573,065

		2,793,244

IT Services—3.9%
Alliance Data Systems Corp. (b)	23,440	866,108
Broadridge Financial Solutions, Inc.	129,116	2,402,849
Cybersource Corp. (b)	77,500	1,147,775
Global Payments, Inc.	28,232	943,231
Lender Processing Services, Inc.	55,702	1,705,038
Perot Systems Corp. (b)	95,600	1,231,328
SRA International, Inc. (b)	45,221	664,749
Wright Express Corp. (b)	78,189	1,424,603

		10,385,681

Life Sciences Tools & Services—0.1%
PerkinElmer, Inc.	22,717	290,096

Machinery—2.6%
Altra Industrial Motion, Inc. (b)	69,965	271,464

Security Description	Shares	Value

Machinery—(Continued)
Badger Meter, Inc. (a)	14,343	$414,369
Clarcor, Inc. (a)	18,300	460,977
Energy Recovery, Inc. (a) (b)	116,080	882,208
ESCO Technologies, Inc. (b)	25,411	983,406
FreightCar America, Inc. (a)	44,776	784,923
John Bean Technologies Corp. (b)	97,135	1,016,032
The Middleby Corp. (b)	22,850	741,026
Wabtec Corp. (a)	54,725	1,443,645

		6,998,050

Marine—0.3%
Kirby Corp. (a) (b)	34,770	926,273

Media—2.0%
Alloy, Inc. (b)	64,685	271,677
Interactive Data Corp.	88,391	2,197,400
John Wiley & Sons, Inc. (a)	76,567	2,280,165
Scholastic Corp.	47,748	719,563

		5,468,805

Metals & Mining—0.4%
Reliance Steel & Aluminum Co. (a)	40,325	1,061,757

Multi-Utilities—0.4%
NorthWestern Corp.	48,516	1,042,124

Multiline Retail—0.7%
Dollar Tree, Inc. (b)	41,394	1,844,103

Oil, Gas & Consumable Fuels—2.2%
Arena Resources, Inc. (a) (b)	41,647	1,061,166
Comstock Resources, Inc. (b)	56,215	1,675,207
Concho Resources, Inc. (b)	51,455	1,316,733
Mariner Energy, Inc. (a) (b)	48,348	374,697
Newfield Exploration Co. (b)	16,453	373,483
Penn Virginia Corp.	101,509	1,114,569

		5,915,855

Paper & Forest Products—0.1%
Clearwater Paper Corp. (b)	45,134	362,426

Personal Products—0.6%
Alberto-Culver Co.	74,309	1,680,126

Pharmaceuticals—2.1%
Auxilium Pharmaceuticals, Inc. (a) (b)	27,957	774,968
Endo Pharmaceuticals Holdings, Inc. (b)	48,918	864,870
Eurand NV (b)	83,894	934,579
Inspire Pharmaceuticals, Inc. (b)	121,222	492,162
Obagi Medical Products, Inc. (b)	87,164	468,942
Perrigo Co. (a)	84,954	2,109,408

		5,644,929

Professional Services—1.8%
Duff & Phelps Corp. (b)	29,188	459,711

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-70

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Huron Consulting Group, Inc. (a) (b)	23,646	$1,003,300
ICF International, Inc. (a) (b)	80,930	1,858,962
IHS, Inc. (b)	34,016	1,400,779

		4,722,752

Real Estate Investment Trusts—2.8%
American Campus Communities, Inc. (a)	64,696	1,123,123
Capstead Mortgage Corp.	143,979	1,546,334
Chimera Investment Corp.	109,528	368,014
Digital Realty Trust, Inc. (a)	38,849	1,289,010
Health Care REIT, Inc.	51,986	1,590,252
Potlatch Corp.	70,137	1,626,477

		7,543,210

Real Estate Management & Development—0.4%
Forestar Group, Inc. (a) (b)	123,927	948,042

Road & Rail—0.2%
Genesee & Wyoming, Inc. (b)	29,120	618,800

Semiconductors & Semiconductor Equipment—3.9%
Atmel Corp. (b)	192,342	698,201
Cavium Networks, Inc. (a) (b)	88,900	1,025,906
Cohu, Inc.	50,336	362,419
Hittite Microwave Corp. (b)	24,840	775,008
Lam Research Corp. (a) (b)	47,006	1,070,327
NetLogic Microsystems, Inc. (a) (b)	40,607	1,115,880
ON Semiconductor Corp. (a) (b)	140,241	546,940
Power Integrations, Inc. (a)	41,309	710,515
Semtech Corp. (b)	42,832	571,807
Silicon Laboratories, Inc. (a) (b)	41,985	1,108,404
Teradyne, Inc. (b)	156,646	686,110
TriQuint Semiconductor, Inc. (b)	175,111	432,524
Varian Semiconductor Equipment Associates, Inc. (a) (b)	55,595	1,204,188

		10,308,229

Software—4.9%
Ariba, Inc. (b)	144,808	1,264,174
Blackboard, Inc. (a) (b)	44,831	1,422,936
Concur Technologies, Inc. (a) (b)	36,254	695,714
DemandTec, Inc. (a) (b)	102,793	899,439
Informatica Corp. (a) (b)	135,960	1,802,830
Mentor Graphics Corp. (b)	147,204	653,586
Progress Software Corp. (b)	35,405	614,631
Quest Software, Inc. (b)	51,424	652,056
Solera Holdings, Inc. (b)	50,555	1,252,753
Sybase, Inc. (a) (b)	48,559	1,470,852
Tyler Technologies, Inc. (a) (b)	100,050	1,463,731
Ultimate Software Group, Inc. (a) (b)	58,973	1,017,874

		13,210,576

Specialty Retail—2.3%
American Eagle Outfitters, Inc.	68,691	840,778
Genesco, Inc. (a) (b)	37,039	697,444

Security Description	Shares	Value

Specialty Retail—(Continued)
Hibbett Sports, Inc. (a) (b)	57,745	$1,109,859
Jo-Ann Stores, Inc. (a) (b)	45,464	742,882
Lumber Liquidators, Inc. (b)	47,302	603,100
Monro Muffler, Inc.	26,529	725,038
Sally Beauty Holdings, Inc. (a) (b)	250,473	1,422,687

		6,141,788

Textiles, Apparel & Luxury Goods—1.9%
Carter’s, Inc. (b)	85,457	1,607,446
FGX International Holdings, Ltd. (b)	64,154	745,469
Fossil, Inc. (b)	45,160	709,012
Phillips-Van Heusen Corp.	47,026	1,066,550
Under Armour, Inc. (a) (b)	52,339	859,930

		4,988,407

Thrifts & Mortgage Finance—0.7%
Beneficial Mutual Bancorp, Inc. (b)	108,826	1,071,936
Westfield Financial, Inc.	89,755	789,844

		1,861,780

Water Utilities—0.7%
American State Water Co.	30,450	1,105,944
Middlesex Water Co.	61,079	879,538

		1,985,482

Total Common Stock (Identified Cost $307,401,143)		258,672,291

Short Term Investments—16.8%
Security Description	Shares/Par Amount	Value

Mutual Funds—13.8%
State Street Navigator Securities Lending Prime Portfolio (c)	36,826,329	36,826,329

Repurchase Agreement—3.0%
State Street Corp. Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $8,022,002 on 04/01/09, collateralized by $8,185,000 U.S. Treasury Bill due 05/14/09 with a value of $8,183,363.	$8,022,000	8,022,000

Total Short Term Investments (Identified Cost $44,848,329)		44,848,329

Total Investments—113.5% (Identified Cost $352,249,472) (d)		303,520,620
Liabilities in excess of other assets		(36,081,173)

Net Assets—100%		$267,439,447

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $36,975,128 and the collateral received consisted of cash in the amount of $36,826,329 and non-cash collateral with a value of $793,596. The cash collateral is invested in a

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-71

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $352,206,333 and the composition of unrealized appreciation and depreciation of investment securities was $13,802,191 and $(62,487,904), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$295,498,620	$0
Level 2—Other Significant Observable Inputs	8,022,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$303,520,620	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-72

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—95.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Curtiss-Wright Corp.	20,013	$561,365
Orbital Sciences Corp. (a)	41,241	490,355

		1,051,720

Beverages—0.6%
Heckmann Corp. (a)	78,446	378,110

Biotechnology—6.2%
Acorda Therapeutics, Inc. (a)	14,436	285,977
Alexion Pharmaceuticals, Inc. (a)	13,158	495,530
Array Biopharma, Inc. (a)	96,262	254,132
Genomic Health, Inc. (a)	23,318	568,493
Isis Pharmaceuticals, Inc. (a)	35,164	527,812
Onyx Pharmaceuticals, Inc. (a)	15,556	444,124
OSI Pharmaceuticals, Inc. (a)	10,411	398,325
Osiris Therapeutics, Inc. (a)	21,779	300,550
Regeneron Pharmaceuticals, Inc. (a)	25,992	360,249

		3,635,192

Capital Markets—4.1%
Greenhill & Co., Inc.	8,977	662,952
KBW, Inc. (a)	24,226	492,999
RiskMetrics Group, Inc. (a)	40,925	584,818
Stifel Financial Corp. (a)	15,945	690,578

		2,431,347

Commercial & Professional Services—2.9%
Clean Harbors, Inc. (a)	12,364	593,472
SYKES Enterprises, Inc. (a)	32,493	540,359
Waste Connections, Inc. (a)	22,539	579,252

		1,713,083

Commercial Banks—1.6%
Iberiabank Corp.	8,832	405,742
Signature Bank (a)	19,932	562,680

		968,422

Communications Equipment—8.2%
Brocade Communications Systems, Inc. (a)	141,936	489,679
Ciena Corp. (a)	37,089	288,552
DG FastChannel, Inc. (a)	50,688	951,414
F5 Networks, Inc. (a)	25,104	525,929
Neutral Tandem, Inc. (a)	34,212	841,957
NICE Systems, Ltd. (ADR) (a)	19,404	482,384
Riverbed Technology, Inc. (a)	53,767	703,272
Tellabs, Inc. (a)	114,948	526,462

		4,809,649

Construction & Engineering—2.6%
MasTec, Inc. (a)	75,546	913,351
Northwest Pipe Co. (a)	21,066	599,749

		1,513,100

Security Description	Shares	Value

Diversified Consumer Services—4.0%
American Public Education, Inc. (a)	17,339	$729,279
Capella Education Co. (a)	10,209	541,077
DeVry, Inc.	12,234	589,434
Grand Canyon Education, Inc. (a)	27,943	482,296

		2,342,086

Diversified Telecommunication Services—2.4%
Cbeyond, Inc. (a)	41,224	776,248
NTELOS Holdings Corp.	33,527	608,180

		1,384,428

Electric Utilities—1.1%
ITC Holdings Corp.	15,152	660,930

Electronic Equipment, Instruments & Components—1.4%
Cogent, Inc. (a)	32,483	386,548
IPG Photonics Corp. (a)	54,318	457,357

		843,905

Energy Equipment & Services—3.6%
Dresser-Rand Group, Inc. (a)	24,066	531,859
Hornbeck Offshore Services, Inc. (a)	31,694	483,017
Oceaneering International, Inc. (a)	14,454	532,919
Tesco Corp. (a)	70,814	553,765

		2,101,560

Food Products—3.0%
Diamond Foods, Inc.	19,609	547,679
Green Mountain Coffee Roasters, Inc. (a)	16,371	785,808
Smart Balance, Inc. (a)	73,089	441,458

		1,774,945

Health Care Equipment & Supplies—6.3%
Haemonetics Corp. (a)	7,987	439,924
Masimo Corp. (a)	17,695	512,801
Merit Medical Systems, Inc. (a)	35,132	428,962
NuVasive, Inc. (a)	14,195	445,439
ResMed, Inc. (a)	8,471	299,365
SonoSite, Inc. (a)	31,518	563,542
Vnus Medical Technologies, Inc. (a)	26,455	562,698
Volcano Corp. (a)	31,445	457,525

		3,710,256

Health Care Providers & Services—4.0%
Bio-Reference Labs, Inc. (a)	19,980	417,782
CardioNet, Inc. (a)	28,318	794,603
Catalyst Health Solutions, Inc. (a)	35,480	703,214
Sun Healthcare Group, Inc. (a)	52,251	440,998

		2,356,597

Health Care Technology—3.2%
athenahealth, Inc. (a)	18,557	447,409
MedAssets, Inc. (a)	51,418	732,707
Phase Forward, Inc. (a)	56,408	721,458

		1,901,574

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-73

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—2.4%
Buffalo Wild Wings, Inc. (a)	11,968	$437,789
Panera Bread Co. (a)	8,055	450,275
Texas Roadhouse, Inc. (a)	55,331	527,304

		1,415,368

Insurance—0.9%
Amtrust Financial Services, Inc.	54,468	520,169

Internet Software & Services—2.3%
Constant Contact, Inc. (a)	39,481	552,339
SkillSoft, Plc. (ADR) (a)	72,621	485,835
Vocus, Inc. (a)	23,135	307,464

		1,345,638

IT Services—1.0%
Cybersource Corp. (a)	41,613	616,289

Machinery—3.1%
Energy Recovery, Inc. (a)	60,395	459,002
ESCO Technologies, Inc. (a)	13,855	536,188
FreightCar America, Inc.	23,464	411,324
Wabtec Corp.	15,654	412,953

		1,819,467

Oil, Gas & Consumable Fuels—3.1%
Arena Resources, Inc. (a)	22,925	584,129
Comstock Resources, Inc. (a)	17,475	520,755
Concho Resources, Inc. (a)	28,147	720,282

		1,825,166

Pharmaceuticals—2.0%
Auxilium Pharmaceuticals, Inc. (a)	15,077	417,934
Eurand NV (a)	45,242	503,996
Inspire Pharmaceuticals, Inc. (a)	66,815	271,269

		1,193,199

Professional Services—3.8%
Huron Consulting Group, Inc. (a)	12,688	538,352
ICF International, Inc. (a)	44,200	1,015,274
IHS, Inc. (a)	17,242	710,025

		2,263,651

Semiconductors & Semiconductor Equipment—6.4%
Cavium Networks, Inc. (a)	44,952	518,746
Hittite Microwave Corp. (a)	13,691	427,159
Lam Research Corp. (a)	25,247	574,874
NetLogic Microsystems, Inc. (a)	21,776	598,405
Power Integrations, Inc.	22,573	388,256
Silicon Laboratories, Inc. (a)	22,541	595,082
Varian Semiconductor Equipment Associates, Inc. (a)	29,849	646,529

		3,749,051

Security Description	Shares	Value

Software—8.5%
Ariba, Inc. (a)	77,657	$677,946
Blackboard, Inc. (a)	24,176	767,346
Concur Technologies, Inc. (a)	19,613	376,373
DemandTec, Inc. (a)	54,994	481,197
Informatica Corp. (a)	52,584	697,264
Solera Holdings, Inc. (a)	26,970	668,317
Tyler Technologies, Inc. (a)	53,718	785,894
Ultimate Software Group, Inc. (a)	31,802	548,903

		5,003,240

Specialty Retail—3.0%
American Eagle Outfitters, Inc.	36,898	451,632
Hibbett Sports, Inc. (a)	31,016	596,127
Lumber Liquidators, Inc. (a)	25,369	323,455
Monro Muffler, Inc.	14,194	387,922

		1,759,136

Textiles, Apparel & Luxury Goods—1.8%
Phillips-Van Heusen Corp.	25,919	587,843
Under Armour, Inc. (a)	28,810	473,348

		1,061,191

Total Common Stock (Identified Cost $59,041,065)		56,148,469

Short Term Investments—4.3%
Security Description	Par Amount	Value

Repurchase Agreement—4.3%
State Street Corp. Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $2,559,001 on 04/01/09, collateralized by $2,615,000 Federal Home Loan Bank due 05/14/09 with a value of $2,614,739.	$2,559,000	2,559,000

Total Short Term Investments (Identified Cost $2,559,000)		2,559,000

Total Investments—99.6% (Identified Cost $61,600,065) (b)		58,707,469
Other assets less liabilities		244,960

Net Assets—100%		$58,952,429

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $61,600,065 and the composition of unrealized appreciation and depreciation of investment securities was $2,954,389 and $(5,847,525), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-74

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$56,148,469	$0
Level 2—Other Significant Observable Inputs	2,559,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$58,707,469	$0

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments In Securities	Other Financial Instruments*
Balance as of December 31, 2008	$251,765	$0
Transfers In (Out) of Level 3	0	0
Accrued discounts/premiums	0	0
Realized Gain (Loss)	(223,116)	0
Change in unrealized appreciation (depreciation)	139,146	0
Net Purchases (Sales)	(167,795)	0

Balance as of March 31, 2009	$0	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-75

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—98.2% of Net Assets

Security Description	Shares	Value

Australia—4.5%
ABB Grain, Ltd.	68,562	$284,422
Acrux, Ltd. (a)	13,225	4,948
Adelaide Brighton, Ltd.	141,797	192,236
AED Oil, Ltd. (a)	61,261	25,813
Aevum, Ltd.	10,024	5,211
AJ Lucas Group, Ltd.	26,227	51,447
AlesCo.Corp, Ltd. (b)	69,259	96,280
Alliance Resources, Ltd. (a)	71,570	27,256
Amalgamated Holdings, Ltd.	2,640	7,112
Andean Resources, Ltd. (a)	19,517	20,334
APA Group	174,958	355,520
Apex Minerals NL (a)	167,652	31,958
APN News & Media, Ltd. (b)	165,068	133,523
Aquila Resources, Ltd. (a)	115,649	227,272
Arana Therapeutics, Ltd. (a)	101,595	98,122
ARB Corp., Ltd.	19,111	39,725
Asciano Group, Ltd. (b)	268,067	169,057
Atlas Iron, Ltd.	85,033	68,042
Ausenco., Ltd. (b)	24,714	49,257
Austal, Ltd.	17,351	20,901
Austar United Communications, Ltd. (a)	306,790	145,713
Austbrokers Holdings, Ltd.	3,413	8,398
Austereo Group, Ltd.	25,222	20,205
Australian Agricultural Co., Ltd.	103,470	111,991
Australian Pharmaceutical Industries, Ltd.	84,742	22,877
Australian Wealth Management, Ltd.	321,135	207,399
Australian Worldwide Exploration, Ltd. (a)	349,673	583,577
Avoca Resources, Ltd. (a)	88,015	101,296
AWB, Ltd.	262,182	223,937
Babcock & Brown Wind Partners	518,937	336,787
Bank of Queensland, Ltd.	70,460	412,566
Beach Petroleum, Ltd.	34,520	20,945
Blackmores, Ltd.	875	7,455
Braddken, Ltd. (b)	46,881	53,923
Cabcharge Australia, Ltd. (b)	51,760	216,828
Campbell Brothers, Ltd.	21,502	202,661
Carnarvon Petroleum, Ltd. (a)	261,557	64,512
Cellestis, Ltd. (a)	11,202	16,371
Centamin Egypt, Ltd. (a)	2,375	2,135
Centennial Coal Co., Ltd.	209,270	290,295
Challenger Financial Services Group, Ltd.	282,888	287,343
Citadel Resource Group, Ltd. (a)	140,843	11,242
Clough, Ltd.	89,000	30,800
Consolidated Media Holdings, Ltd.	80,615	111,912
Corporate Express Australia, Ltd.	31,332	63,519
Count Financial, Ltd.	64,404	46,168
Crane Group, Ltd.	43,383	250,353
Cudeco, Ltd. (a)	51,210	66,697
Customers, Ltd. (a)	24,770	32,080
Deep Yellow, Ltd. (a)	335,540	32,559
Devine, Ltd.	31,760	11,859
Dominion Mining, Ltd.	35,671	138,236
Domino’s Pizza Enterprises, Ltd.	4,883	10,147
Eastern Star Gas, Ltd. (a)	322,414	183,281
Energy Developments, Ltd.	61,443	54,006
Energy World Corp., Ltd.	130,546	34,659
Entertainment Media & Telecoms Corp., Ltd. (a)	76,189	11,064

Security Description	Shares	Value

Australia—(Continued)
Envestra, Ltd.	418,319	$101,549
Fantastic Holdings, Ltd.	250	343
FKP Property Group	142,410	98,767
Fleetwood Corp., Ltd.	36,664	141,518
Flight Centre, Ltd.	23,212	85,886
Futuris Corp., Ltd. (b)	360,798	88,918
Geodynamics, Ltd. (a)	82,317	69,109
GrainCorp., Ltd.	14,803	65,643
GUD Holdings, Ltd.	32,749	141,985
Gunns, Ltd.	449,171	280,535
GWA International, Ltd.	138,736	230,830
Healthscope, Ltd.	109,450	311,069
Hills Industries, Ltd.	27,970	29,932
Horizon Oil, Ltd.	168,963	15,362
IBA Health Group, Ltd.	367,210	155,337
iiNET, Ltd.	8,220	8,571
Independence Group NL	3,000	5,374
Industrea, Ltd.	339,366	35,322
Infomedia, Ltd.	27,603	5,067
Invocare, Ltd. (b)	60,720	213,958
IOOF Holdings, Ltd.	27,299	62,763
Iress Market Technology, Ltd. (b)	51,660	200,853
JB Hi-Fi, Ltd.	61,610	492,825
Karoon Gas Australia, Ltd. (a)	46,666	96,599
Linc Energy, Ltd. (a)	185,849	272,698
MAC Services Group	62,712	41,069
MacArthur Coal, Ltd. (b)	75,041	176,335
Macmahon Holdings, Ltd. (b)	363,435	111,067
Macquarie Media Group, Ltd.	88,418	61,302
McMillan Shakespeare, Ltd.	4,491	8,708
Melbourne IT, Ltd.	21,114	31,437
Mermaid Marine Australia, Ltd.	78,298	69,418
Mineral Resources, Ltd.	53,299	103,021
Molopo Australia, Ltd.	26,373	22,020
Monadelphous Group, Ltd.	27,997	161,819
Mortgage Choice, Ltd.	27,374	15,543
Navitas, Ltd.	125,279	198,653
Nexus Energy, Ltd. (a) (b)	303,061	79,728
Nido Petroleum, Ltd. (a)	455,291	31,473
Oakton, Ltd.	32,057	17,425
Pacific Brands, Ltd.	421,998	71,541
PanAust, Ltd. (a)	674,969	131,389
PaperlinX, Ltd.	340,846	131,433
Peet, Ltd.	8,464	7,129
Perpetual, Ltd.	12,944	242,112
Pharmaxis, Ltd. (a)	90,115	105,721
Photon Group, Ltd.	28,817	18,830
Prime Media Group, Ltd.	459	162
Realestate.com.au, Ltd. (a)	9,362	28,591
Reckon, Ltd.	1,250	1,009
Redflex Holdings, Ltd.	15,849	31,677
Reverse Corp., Ltd.	4,030	2,071
Ridley Corp., Ltd.	42,046	19,798
S.A.I. Global, Ltd.	60,794	101,532
Salmat, Ltd.	36,428	95,421
Sedgman, Ltd.	31,139	12,880
Seek, Ltd. (b)	92,860	180,496

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-76

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Select Harvests, Ltd.	613	$1,597
Servcorp, Ltd.	500	830
Seven Network, Ltd. (b)	103,291	422,344
Sigma Pharmaceuticals, Ltd.	599,674	439,828
Silex Systems, Ltd. (a)	34,936	102,987
SMS Management & Technology, Ltd.	27,181	44,259
Spark Infrastructure Group	372,898	263,434
Spotless Group, Ltd.	124,612	161,169
St. Barbara, Ltd. (a)	577,055	170,223
Sunland Group, Ltd. (b)	119,382	49,777
Super Cheap Auto Group, Ltd.	5,683	8,895
Tap Oil, Ltd.	38,500	25,870
Tassal Group, Ltd.	58,122	71,886
Technology One, Ltd.	31,491	14,077
Ten Network Holdings, Ltd. (b)	198,431	107,483
Thakral Holdings Group (REIT)	143,461	25,405
The Reject Shop, Ltd.	12,719	92,454
Timbercorp, Ltd.	175,921	12,828
Tower Australia Group, Ltd.	153,063	246,328
Tox Free Solutions, Ltd. (a)	3,740	3,994
Transfield Services Infrastructure Fund	84,308	50,642
Transfield Services, Ltd.	93,084	131,790
Transpacific Industries Group, Ltd. (b)	110,525	137,730
UXC, Ltd.	42,310	11,884
WDS, Ltd.	44,893	34,254
West Australian Newspapers Holdings, Ltd.	32,354	99,349
Western Areas NL (b)	38,309	89,579
White Energy Co., Ltd. (a)	24,864	24,864
Whitehaven Coal, Ltd.	67,049	74,407
WHK Group, Ltd.	45,615	30,012
Wide Bay Australia, Ltd.	4,720	19,612
Wotif.com Holdings, Ltd.	56,700	148,495

		14,974,141

Austria—1.3%
A-TEC Industries AG	1,749	13,641
Agrana Beteiligungs AG	1,493	91,089
Andritz AG	17,975	551,803
Austrian Airlines AG (a)	29,181	141,690
bwin Interactive Entertainment AG (a)	12,484	347,941
BWT AG	1,528	29,947
Constantia Packaging AG	834	24,886
EVN AG	14,942	215,099
Flughafen Wien AG	6,704	195,407
Intercell AG (a)	15,606	481,606
Lenzing AG	164	31,112
Mayr Melnhof Karton AG	5,541	389,763
Oberbank AG	164	9,462
Oesterreichische Post AG	25,181	746,681
Palfinger AG	6,603	73,760
RHI AG (a)	11,236	155,265
Rosenbauer International AG	555	17,365
Schoeller-Bleckmann Oilfield Equipment AG	4,650	133,877
Wienerberger AG	55,587	437,662
Wolford AG	856	9,033
Zumtobel AG	19,980	144,281

		4,241,370

Security Description	Shares	Value

Belgium—1.4%
Ackermans & van Haaren NV	10,960	$526,007
AGFA-Gevaert NV	84,703	142,584
Banque Nationale de Belgique	88	256,739
Bekaert S.A.	7,259	488,118
Compagnie d’Entreprises CFE	3,390	81,241
Compagnie Immobiliere de Belgique S.A.	1,022	15,269
D’ieteren S.A.	770	109,681
Deceuninck NV	4,353	11,516
Econocom Group	3,742	26,313
Elia System Operator S.A.	2,933	96,375
Euronav NV	13,893	204,058
EVS Broadcast Equipment S.A.	4,586	150,292
Exmar NV	2,923	27,094
IRIS	560	28,668
Kinepolis	1,629	37,189
Melexis NV	5,734	26,622
Omega Pharma S.A.	9,000	197,781
Option NV	4,895	5,771
RealDolmen Str VV	7,042	1,400
Recticel S.A.	4,073	11,984
Sipef S.A.	1,740	57,317
Telenet Group Holding NV (a)	31,400	529,871
Tessenderlo Chemie NV	3,713	112,590
Umicore S.A.	79,282	1,458,566
Van de Velde	2,138	65,318

		4,668,364

Bermuda—1.4%
BW GAS, Ltd. (NOK) (a)	24,037	71,595
BW Offshore, Ltd. (NOK) (a)	37,000	21,970
C C Land Holdings, Ltd. (HKD)	821,000	182,095
Catlin Group, Ltd. (GBP)	300,031	1,338,667
Chevalier International Holdings, Ltd. (HKD)	2,000	666
China WindPower Group, Ltd. (HKD) (a)	1,800,000	69,701
Chow Sang Sang Holding (HKD)	108,000	62,439
Coslight Technology International (HKD)	112,000	50,726
Fong’s Industries Co., Ltd. (HKD)	2,000	315
Giordano International, Ltd. (HKD)	798,000	151,392
Glorious Sun Enterprises, Ltd. (HKD)	134,000	30,261
Great Eagle Holdings, Ltd. (HKD)	206,000	271,184
Hi Sun Technology China, Ltd. (HKD) (a)	276,000	17,808
Hiscox, Ltd. (GBP)	285,011	1,256,328
Hongkong Chinese, Ltd. (HKD)	204,000	15,267
Huscoke Resources Holdings, Ltd. (HKD) (a)	50,000	2,613
Hutchison Harbour Ring, Ltd. (HKD)	2,020,000	153,791
Integrated Distribution Services Group (HKD)	55,000	63,753
Johnson Electric Holdings, Ltd. (HKD)	369,000	71,683
K Wah International Holdings, Ltd. (HKD)	624,000	83,722
Kai Yuan Holdings, Ltd. (HKD)	600,000	24,180
Luk Fook Holdings International, Ltd. (HKD)	82,000	21,694
Midland Holdings, Ltd. (HKD)	306,000	101,508
Pacific Century Premium Development, Ltd. (HKD)	261,000	46,813
Public Financial Holdings, Ltd. (HKD)	166,000	49,902
Regal Hotels International Holdings, Ltd. (HKD)	230,000	43,534
Road King Infrastructure (HKD)	176,000	71,773
Shanghai Zendai Property, Ltd. (HKD) (a)	2,120,000	42,786

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-77

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Bermuda—(Continued)
SmarTone Telecommunications Holding, Ltd. (HKD)	134,500	$78,577
TAI Cheung Holdings (HKD)	250,000	82,607
Texwinca Holdings, Ltd. (HKD)	294,000	151,302
Transport International Holdings, Ltd. (HKD)	10,000	25,551
Victory City International Holdings (HKD)	75,000	3,822
VTech Holdings, Ltd. (HKD)	43,000	167,173

		4,827,198

British Virgin Islands—0.0%
Gem Diamonds, Ltd.	9,706	20,698

Canada—6.4%
Aastra Technologies, Ltd. (a)	300	4,479
Absolute Software Corp. (a)	19,254	54,992
Aecon Group, Inc.	30,500	242,461
AGF Management, Ltd.	47,588	311,099
Akita Drilling, Ltd.	2,003	11,521
Alamos Gold, Inc.	10,500	75,556
Altius Minerals Corp.	7,200	39,357
Anderson Energy, Ltd. (a)	13,693	9,125
Andrew Peller, Ltd.	300	1,616
Antrim Energy, Inc. (a)	81,000	27,633
Anvil Mining, Ltd.	18,700	15,874
Aquiline Resources, Inc.	13,800	29,561
Astral Media, Inc.	16,625	343,065
Atrium Innovations, Inc.	15,700	150,093
ATS Automation Tooling Systems, Inc.	23,800	67,787
Augusta Resource Corp. (a)	30,800	42,029
Aurizon Mines, Ltd.	47,500	218,573
Axia NetMedia Corp. (a)	16,400	23,160
Ballard Power Systems, Inc.	57,149	89,320
Bankers Petroleum, Ltd. (a)	96,200	134,327
Bioms Medical Corp. (a)	11,443	22,061
Birchcliff Energy, Ltd. (b)	52,400	253,592
BMTC Group, Inc.	1,000	14,685
Boralex, Inc. (a)	3,615	15,688
Breaker Energy, Ltd. (a)	8,464	22,160
Calfrac Well Services, Ltd.	10,400	55,859
Calian Technologies, Ltd.	1,200	12,529
Calvalley Petroleums, Inc. (a)	17,253	17,110
Canaccord Capital, Inc.	27,230	116,658
Canada Bread Co., Ltd.	139	3,860
Canadian Hydro Developers, Inc. (a)	71,200	135,006
Canadian Western Bank	30,200	249,181
Canam Group, Inc.	12,798	50,361
Canfor Corp. (a)	62,500	238,010
Cangene Corp. (a)	5,669	22,713
Capstone Mining Corp. (a)	26,700	35,375
Cardiome Pharma Corp. (a)	28,600	88,265
Cascades, Inc.	13,500	24,206
Catalyst Paper Corp.	2,500	278
CCL Industries	5,960	98,825
CE Franklin, Ltd. (a)	1,700	6,825
Celestica, Inc.	85,800	302,916
Celtic Exploration, Ltd.	12,900	140,519
Clairvest Group, Inc.	200	1,727

Security Description	Shares	Value

Canada—(Continued)
Cogeco Cable, Inc.	1,800	$44,984
COM DEV International, Ltd. (a)	24,331	62,157
Comaplex Minerals Corp.	3,200	8,606
Compton Petroleum Corp. (a)	54,500	35,456
Computer Modelling Group, Ltd.	5,000	36,693
Connacher Oil & Gas, Ltd. (a)	126,000	73,974
Constellation Software, Inc.	313	7,077
Corby Distilleries, Ltd.	641	7,120
Corridor Resources, Inc. (a)	31,992	48,225
Corus Entertainment, Inc. (a)	45,500	492,019
Cott Corp. (a)	27,052	27,042
Crew Energy, Inc.	37,600	116,638
Crystallex International Corp.	2,000	508
Dalsa Corp.	4,390	19,330
Delphi Energy Corp.	1,100	716
Denison Mines Corp. (a)	107,800	78,683
Dorel Industries, Inc.	18,000	273,759
Dundee Precious Metals, Inc.	1,500	1,630
Eastern Platinum, Ltd. (a)	117,500	37,754
easyhome, Ltd.	2,000	15,264
EGI Financial Holdings, Inc.	900	4,998
Endeavour Silver Corp.	8,100	12,660
Enghouse Systems, Ltd.	1,309	5,193
Ensign Energy Services, Inc.	18,850	163,308
Entree Gold, Inc.	12,200	15,487
Equinox Minerals, Inc.	55,100	80,872
Equitable Group, Inc.	5,801	50,580
Etruscan Resources, Inc.	3,000	1,035
European Goldfields, Ltd.	17,200	45,714
Evertz Technologies, Ltd.	9,079	91,118
Exco Technologies, Ltd.	4,100	3,253
Exfo Electro Optical Engineering, Inc. (a)	1,263	4,209
Fairborne Energy, Ltd.	29,900	71,402
FirstService Corp. (a)	10,500	86,386
Flint Energy Services, Ltd. (a)	21,500	107,462
Fronteer Development Group, Inc.	2,640	6,388
Galleon Energy, Inc. (b)	41,400	118,572
Gennum Corp.	5,450	17,944
Glacier Media, Inc. (a)	9,600	13,786
Glentel, Inc.	3,165	19,460
Gluskin Sheff & Associates, Inc.	3,985	31,300
Golden Star Resources, Ltd.	51,900	79,469
Grande Cache Coal Corp. (a)	38,400	35,035
Great Basin Gold, Ltd. (a)	96,700	124,284
Great Canadian Gaming Corp. (a)	44,800	93,122
Greystar Resources, Ltd.	9,000	29,275
Groupe Aeroplan, Inc.	48,600	302,292
Hanfeng Evergreen, Inc. (a)	20,000	115,197
Harry Winston Diamond Corp.	26,500	76,318
Hemisphere GPS, Inc. (a)	26,200	24,736
Heroux-Devtek, Inc. (a)	15,800	50,141
Highpine Oil & Gas, Ltd. (a)	34,500	128,097
Home Capital Group, Inc.	15,600	309,290
HudBay Minerals, Inc. (a)	115,200	540,150
Imax Corp. (a)	9,790	42,719
Industrial Alliance Insurance and Financial Services, Inc.	26,600	418,484

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-78

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Inmet Mining Corp.	28,900	$715,822
Intermap Technologies Corp. (a)	10,468	15,364
International Forest Products, Ltd.	5,500	7,811
International Royalty Corp.	2,000	3,999
Iteration Energy, Ltd. (a)	84,100	65,388
Ivanhoe Energy, Inc. (a)	47,689	57,887
Kaboose, Inc. (a)	5,500	1,876
Kingsway Financial Services, Inc.	32,000	61,438
Kirkland Lake Gold, Inc.	5,500	33,163
Lake Shore Gold Corp.	5,300	6,560
Laramide Resources	8,500	8,902
Laurentian Bank of Canada	12,800	270,126
Le Chateau, Inc.	3,102	19,073
Leon’s Furniture, Ltd.	10,266	77,456
Linamar Corp.	30,800	64,022
Logibec Groupe Informatique, Ltd. (a)	3,700	43,298
MacDonald Dettwiler & Associates, Ltd. (a)	18,500	365,318
Major Drilling Group International	12,900	123,632
Maple Leaf Foods, Inc.	33,500	216,343
Martinrea International, Inc. (a)	19,700	44,700
Maxim Power Corp. (a)	2,800	5,887
MDC Partners, Inc.	1,800	5,741
MDS, Inc.	51,900	243,349
Mega Uranium, Ltd. (a)	92,800	105,283
Methanex Corp.	62,400	487,635
Migao Corp. (a)	21,800	115,533
Miranda Technologies, Inc. (a)	9,673	37,450
Mosaid Technologies, Inc.	3,690	35,862
Neo Material Technologies, Inc. (a)	50,900	49,267
Norbord, Inc.	48,400	26,111
North American Palladium, Ltd.	14,300	20,194
Northgate Minerals Corp.	21,400	29,033
Nova Chemicals Corp.	47,400	272,641
NuVista Energy, Ltd. (a)	41,500	198,536
Oilexco, Inc. (a)	115,200	9,597
Onex Corp.	14,400	176,851
OPTI Canada, Inc.	49,200	38,643
Osisko Mining Corp.	43,145	196,822
Paladin Labs, Inc. (a)	1,098	11,002
PAN American Silver Corp. (a)	40,600	717,333
Paramount Resources, Ltd.	18,900	90,418
Parkbridge Lifestyles Communities, Inc. (a)	6,127	14,486
Pason Systems, Inc.	21,400	161,631
Patheon, Inc. (a)	22,085	42,402
Petrolifera Petroleum, Ltd. (a)	13,385	16,991
Platinum Group Metals, Ltd.	8,100	10,218
Points International, Ltd.	2,000	793
PolyMet Mining Corp. (a)	4,500	3,427
Progress Energy Resources Corp.	48,900	363,127
Pulse Data, Inc.	7,964	7,203
QLT, Inc. (a)	26,200	47,185
Quadra Mining, Ltd. (b)	20,400	96,946
Quebecor, Inc.	22,800	324,694
Queenston Mining, Inc.	5,456	16,795
Quest Capital Corp.	36,768	20,711
Questerre Energy Corp. (a)	63,900	62,356
Reitmans Canada, Ltd.	31,000	265,619

Security Description	Shares	Value

Canada—(Continued)
Richelieu Hardware, Ltd.	1,900	$22,611
Richmont Mines, Inc. (a)	2,800	10,552
RONA, Inc.	20,675	194,702
Rubicon Minerals Corp.	7,300	11,352
Russel Metals, Inc.	21,500	175,350
Samuel Manu-Tech, Inc.	100	317
Sandvine Corp.	11,000	6,545
Savanna Energy Services Corp.	35,500	143,639
Sceptre Investment Counsel, Ltd.	1,403	4,230
SEMAFO, Inc. (a)	31,000	49,927
ShawCor, Ltd.	13,875	213,224
Sherritt International Corp. (b)	213,000	498,512
Shore Gold, Inc.	28,000	6,109
Sierra Wireless, Inc. (a)	17,600	63,533
Silver Standard Resources, Inc. (a)	33,900	551,889
Silvercorp Metals, Inc.	66,200	149,159
Sino-Forest Corp. (a)	18,500	129,013
Stantec, Inc. (a)	22,400	405,189
Stella-Jones, Inc.	1,900	28,203
Storm Exploration, Inc. (a)	8,054	72,971
SunOpta, Inc. (a)	24,071	41,441
SXC Health Solutions Corp. (a)	8,632	186,617
Tanzanian Royalty Exploration Corp.	19,500	86,790
Taseko Mines, Ltd.	30,500	37,748
The Cash Store Financial Services, Inc.	2,405	9,235
The Churchill Corp. (a)	9,000	61,407
The Descartes Systems Group, Inc. (a)	19,100	54,552
The Forzani Group, Ltd.	11,600	92,031
Theratechnologies, Inc. (a)	18,794	28,777
Thompson Creek Metals Co., Inc. (a)	82,900	326,878
Timminco, Ltd.	45,700	92,455
Torstar Corp.	21,500	86,481
Transcontinental, Inc.	42,400	193,423
Transglobe Energy Corp. (a)	18,755	52,079
Transition Therapeutics, Inc.	800	3,078
Trican Well Service, Ltd.	64,600	330,060
Trinidad Drilling, Ltd.	41,100	80,540
TriStar Oil & Gas, Ltd. (a)	65,500	479,642
TUSK Energy Corp. (a)	41,679	70,432
Uex Corp. (a)	80,900	53,272
Uni-Select, Inc.	1,524	30,542
Uranium One, Inc. (a)	279,600	565,655
Vecima Networks, Inc. (a)	2,500	9,302
Vector Aerospace Corp.	1,295	4,305
Verenex Energy, Inc. (a)	10,029	71,053
Vero Energy, Inc. (a)	12,500	32,528
Virginia Mines, Inc. (a)	2,335	7,040
Webtech Wireless, Inc.	1,800	1,171
West Energy, Ltd. (a)	21,947	38,306
West Fraser Timber Co., Ltd.	13,000	230,410
Western Financial Group, Inc.	13,359	17,912
Westport Innovations, Inc. (a)	13,195	65,951
Wi-Lan, Inc. (a)	38,724	44,855
Winpak, Ltd.	4,040	21,539
Xtreme Coil Drilling Corp. (a)	5,600	6,220
ZCL Composites, Inc.	6,881	24,785

		21,332,897

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-79

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Cayman Islands—0.4%
China Metal International Holdings, Inc. (HKD)	258,000	$22,622
Daphne International Holdings, Ltd. (HKD)	516,000	112,841
Far East Consortium (HKD)	609,000	62,090
HKR International, Ltd. (HKD)	488,000	117,782
Kingboard Laminates Holdings, Ltd. (HKD)	190,000	52,806
Lee & Man Paper Manufacturing, Ltd. (HKD)	389,600	221,255
New World China Land, Ltd. (HKD)	853,600	291,981
Norstar Founders Group, Ltd. (HKD)	120,000	11,303
Sa Sa International Holdings, Ltd. (HKD)	260,000	80,864
Stella International Holdings, Ltd. (HKD)	70,000	73,984
Superb Summit International Timber Co., Ltd. (HKD)	3,150,000	22,749
TCC International Holdings, Ltd. (HKD)	124,000	29,050
The Ming An Holdings Co., Ltd. (HKD)	312,000	31,408
Truly International Holdings (HKD)	84,000	44,772
Xinyi Glass Holdings Co., Ltd. (HKD)	426,000	188,596
Yip’s Chemical Holdings, Ltd. (HKD)	116,000	35,328

		1,399,431

Cyprus—0.1%
Prosafe Production Public, Ltd. (NOK) (a)	137,500	215,468

Denmark—0.6%
Alm Brand A/S (a)	6,225	66,546
Amagerbanken A/S	8,900	41,085
Ambu A/S	102	1,478
Auriga Industries	11,400	197,003
Bang & Olufsen A/S	5,400	68,684
Bavarian Nordic A/S (a)	2,907	59,565
BoConcept Holding A/S	228	2,154
Capinordic AS (a)	51,241	20,867
Dalhoff, Larsen & Horneman A/S	4,113	10,122
East Asiatic Co., Ltd. A/S	2,971	84,084
Fionia Bank A/S	6,891	39,261
GN Store Nord	150,500	401,189
Harboes Bryggeri A/S	1,454	25,624
IC Companys A/S	4,584	53,249
NeuroSearch A/S	5,847	72,398
Parken Sport & Entertainment A/S	419	34,297
PER Aarsleff A/S	822	60,775
Ringkjoebing Landbobank A/S	1,165	67,163
Royal UNIBREW A/S	507	3,281
Satair A/S	933	16,626
Schouw & Co.	7,163	81,856
SimCorp A/S	2,760	295,412
Solar Holdings A/S	1,841	55,437
Spar Nord Bank A/S	6,292	47,268
Thrane & Thrane A/S	1,621	36,145
TK Development (a)	17,200	51,576
TopoTarget A/S	24,670	10,926
Vestjysk Bank A/S	3,112	29,375

		1,933,446

Finland—2.6%
Alma Media (b)	28,417	196,948
Amer Sports Oyj	28,334	187,569

Security Description	Shares	Value

Finland—(Continued)
Aspo Oyj	6,855	$45,889
Atria, Plc.	4,955	43,036
BasWare Oyj	2,480	24,652
Comptel, Plc.	40,187	32,418
Elcoteq SE	17,212	20,285
Elektrobit Corp.	43,163	21,173
Elisa Oyj	96,558	1,402,915
F-Secure Oyj (b)	51,681	140,400
Finnlines Oyj	8,374	57,057
Fiskars Oyj	14,230	125,305
HKScan Oyj	11,438	56,188
Huhtamaki Oyj	9,843	66,622
Ilkka-Yhtyma Oyj	1,544	14,414
Kesko Oyj	54,055	1,118,435
Lemminkainen Oyj	2,897	60,673
Olvi Oyj	3,420	59,811
Oriola-KD Oyj	43,612	98,128
Orion Oyj (Series A)	13,715	197,776
Orion Oyj (Series B)	61,106	882,403
Outokumpu Oyj	47,561	513,413
PKC Group Oyj	12,102	43,276
Pohjola Bank, Plc. (b)	83,114	488,527
Poyry Oyj	21,608	278,705
Raisio, Plc.	52,300	103,319
Ramirent Oyj	63,927	203,378
Rapala VMC Oyj	7,700	40,328
Rautaruukki Oyj (b)	12,570	200,542
Ruukki Group Oyj	134,022	284,404
Sanoma Oyj (b)	32,893	418,900
Scanfil Oyj	10,528	27,356
Stockmann Oyj Abp	3,076	42,286
Talentum Oyj	17,316	37,890
Tecnomen Oyj (a)	46,505	57,324
Tietoenator Oyj (b)	45,067	466,010
Uponor Oyj	28,470	264,961
Vaisala Oyj	3,399	95,534
Wartsila Oyj (b)	11,156	234,981

		8,653,231

France—5.1%
Alten, Ltd. (a)	8,989	130,048
Altran Technologies S.A. (a)	59,861	179,072
April Group	5,915	161,307
Assystem	9,046	63,576
Atos Origin S.A.	29,838	763,513
Audika	2,239	43,057
Beneteau S.A.	21,876	177,904
Boiron S.A.	3,639	97,478
Bonduelle S.C.A.	1,948	134,755
Bongrain S.A.	1,234	58,936
Bourbon S.A.	15,850	513,310
Bull S.A. (a)	38,888	91,185
Canal Plus	35,005	218,217
Carbone Lorraine	9,076	209,377
Cegedim S.A.	575	23,635
Cegid Group	1,784	20,351

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-80

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

France—(Continued)
Cie Generale de Geophysique-Veritas (a)	79,946	$924,192
Ciments Francais S.A.	6,230	453,886
Club Mediterranee (a)	10,058	120,745
Delachaux S.A.	1,552	81,713
Derichebourg	85,897	187,873
EDF Energies Nouvelles S.A.	11,670	439,268
Electricite de Strasbourg	88	10,340
Entrepose Contracting	219	11,614
Etablissements Maurel et Prom	56,627	764,955
Euler Hermes S.A. (b)	9,804	324,609
Euro Disney S.C.A. (a)	12,177	49,106
Exel Industries	1,149	30,303
Fimalac	5,514	186,987
Fleury Michon S.A.	141	4,843
GFI Informatique	25,757	77,464
GIFI	328	13,919
GL Events	3,491	55,554
Groupe Eurotunnel S.A.	80,399	426,741
Groupe Steria S.C.A.	17,405	245,106
Guerbet	570	83,187
Guyenne et Gascogne S.A.	1,147	85,183
Infogrames Entertainment S.A. (a)	8,773	55,086
Ingenico	15,941	264,167
Inter Parfums S.A.	234	4,794
IPSOS	13,758	302,472
Kaufman & Broad S.A.	2,689	23,895
Korian	1,998	43,162
Laurent-Perrier	1,269	63,961
Lectra	6,736	17,583
LISI	2,049	63,598
LVL Medical Groupe S.A. (a)	3,308	43,444
M6-Metropole Television	39,087	636,113
Manitou BF S.A.	5,232	33,659
Manutan International	64	2,201
Marseill Tunnel Prado-Carena	219	6,141
Meetic (a)	5,080	103,542
Naturex	298	8,690
Neopost S.A.	9,432	729,478
Nexans S.A.	6,440	243,971
Norbert Dentressangle	1,639	49,759
NRJ Groupe	19,172	112,186
Orpea (a)	8,696	342,464
Pierre & Vacances	3,267	168,673
Rallye S.A.	10,003	179,727
Recylex S.A. (a)	9,886	38,167
Remy Cointreau S.A. (b)	13,939	329,455
Rexel S.A.	52,688	304,897
Rhodia S.A.	12,820	46,995
Robertet S.A.	14	1,149
Rubis	3,574	206,962
S.O.I.T.E.C. (a)	51,917	216,503
Saft Groupe S.A. (a)	13,935	375,229
Samse S.A.	24	1,639
SEB S.A.	17,139	463,654
Sechilienne-Sidec	8,474	268,209
SeLoger.com (a)	7,313	141,687
Société BIC S.A.	9,569	468,865

Security Description	Shares	Value

France—(Continued)
Somfy S.A.	75	$9,618
Sopra Group S.A.	2,210	73,440
Stallergenes	3,373	172,909
STEF-TFE	599	20,692
Sucriere de Pithiviers-Le-Vieil	2	1,390
Synergie S.A.	400	5,494
Teleperformance	31,699	871,575
UBISOFT Entertainment	28,822	526,290
Union Financiere de France BQE S.A.	1,243	35,400
Viel et Compagnie	2,379	7,434
Vilmorin & Cie	1,904	176,483
Virbac S.A.	1,074	75,832
VM Materiaux S.A.	92	3,788
Wendel	22,705	597,536
Zodiac S.A.	28,587	723,451

		17,126,818

Germany—6.1%
Aixtron AG	45,746	235,476
Augusta Technologie AG	4,492	47,676
Bauer AG	5,470	160,033
Bechtle AG	7,455	118,699
Bertrandt AG	2,364	42,188
Bilfinger Berger AG	28,716	1,083,281
Biotest AG	1,790	69,452
Borussia Dortmund GmbH & Co. KGaA (a)	20,822	23,750
Business Media China AG (a)	1,426	2,270
Carl Zeiss Meditec AG	18,224	249,623
CENTROTEC Sustainable AG (a)	1,227	12,370
Cewe Color Holding AG	2,667	55,436
Comdirect Bank AG	17,161	125,274
CropEnergies AG (a)	2,615	9,216
CTS Eventim AG	4,715	137,099
Curanum AG	16,470	61,153
DAB Bank AG	8,986	25,586
Demag Cranes AG	758	13,158
Deutsche Wohnen AG	17,124	259,183
Douglas Holding AG	19,641	776,644
Drillisch AG	29,175	42,965
Duerr AG	3,254	42,364
Duetz AG (a)	22,978	70,128
Elexis AG	1,232	11,781
ElringKlinger AG (b)	14,732	146,473
Evotec AG (a)	61,225	62,168
Fielmann AG	7,885	485,090
Freenet AG	46,549	289,291
Fuchs Petrolub AG	1,119	44,812
GEA Group AG	113,627	1,209,093
Gerresheimer AG	15,488	282,612
Gerry Weber International AG	6,329	129,281
Gesco AG	257	11,082
GFK AG	9,067	213,858
Grammer AG	1,044	4,561
Grenkeleasing AG	2,244	62,489
Hawesko Holding AG	570	12,777
Heidelberger Druckmaschinen AG	16,242	78,466
Hochtief AG	3,487	132,089

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-81

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
IDS Scheer AG	12,439	$114,887
Indus Holding AG	5,328	61,564
Infineon Technologies AG (a) (b)	46,231	53,500
Interseroh SE	398	14,789
IVG Immobilen AG	65,030	391,958
Jenoptik AG (a)	26,072	121,069
KarstadtQuele AG (b)	44,464	98,512
Kizoo AG	3,469	18,637
Kloeckner & Co. SE	20,750	204,774
Kontron AG	31,808	306,502
Krones AG (b)	9,170	291,877
KUKA AG	1,072	14,534
KWS Saat AG	1,221	155,510
Leoni AG	11,590	105,245
Loewe AG	5,700	58,973
Manz Automation AG (a)	1,003	41,395
Medigene AG (a)	16,786	82,922
Medion AG	20,340	157,146
MLP AG	28,825	301,789
Morphosys AG (a)	9,393	159,838
MTU Aero Engines Holding AG (a)	28,674	671,158
MVV Energie AG	473	19,952
Norddeutsche Affinerie AG	686	17,406
Nordex AG	9,267	119,405
Pfeiffer Vacuum Technology AG	733	43,277
Pfleiderer AG (a)	14,776	52,224
Plambeck Neue Energien AG	15,014	44,589
Praktiker Bau- und Heimwerkermaerkte AG	22,632	118,759
QSC AG (a)	47,186	56,975
R Stahl AG	196	3,319
Rational AG	2,110	167,960
REpower Systems AG	680	76,795
Rheinmetall AG	15,260	519,607
Rhoen Klinikum AG	51,231	951,203
Roth & Rau AG (a)	639	12,163
SGL Carbon AG (a)	37,547	895,268
Singulus Technologies	16,486	56,474
Sixt AG	3,308	44,503
Software AG	13,227	942,484
Solar Millennium AG (a)	7,256	97,501
Solarworld AG	15,574	319,045
Solon SE	1,677	21,438
Stada Arzneimittel AG	44,179	722,331
Stratec Biomedical Systems	3,381	48,302
Suedzucker AG	54,275	1,044,997
Symrise AG	65,164	771,070
Takkt AG	4,447	38,347
Telegate AG	1,956	19,215
Tognum AG	33,723	293,802
United Internet AG (b)	77,509	645,913
Versatel AG (a)	2,108	16,263
Vivacon AG (b)	11,822	32,908
Vossloh AG	6,013	637,792
Wacker Construction Equipment AG	10,000	71,849
Washtec AG (a)	1,665	11,042
Wincor Nixdorf AG	20,399	924,032
Wirecard AG	23,796	158,025

		20,281,761

Security Description	Shares	Value

Greece—1.5%
Agricultural Bank of Greece	143,570	$212,658
Alapis Holding Industrial & Commercial S.A.	417,691	292,460
Alfa-Beta Vassilopoulos S.A.	533	16,531
Anek Lines S.A.	86,454	73,304
Bank of Attica	9,879	31,326
Bank of Greece	6,909	386,066
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	45,280	103,079
Ellaktor S.A.	85,556	431,564
Emporiki Bank S.A.	6,781	42,079
Forthnet S.A. (a)	56,130	50,644
Fourlis Holdings S.A.	22,201	203,859
Frigoglass S.A.	13,245	53,088
GEK Terna S.A.	13,518	67,642
Hellenic Duty Free Shops S.A.	6,376	34,979
Hellenic Exchanges S.A. Holding Clearing Settlement & Registry	29,646	213,560
Hellenic Petroleum S.A.	66,492	636,319
Iaso S.A.	6,163	32,698
Intracom Holdings S.A. (a)	56,166	44,407
Lambrakis Press S.A.	7,345	16,788
Metka S.A.	7,886	66,670
Motor Oil Hellas Corinth Refineries S.A.	20,217	209,836
Mytilineos Holdings S.A.	53,011	261,610
Piraeus Port Authority	4,532	66,150
S&B Industrial Minerals S.A.	6,697	44,681
Sarantis S.A.	16,104	56,130
Singularlogic S.A.	14,779	31,226
Teletypos S.A. Mega Channel	3,647	24,199
Terna Energy S.A.	3,483	18,086
The Athens Water Supply & Sewage Co. S.A.	18,775	148,525
Titan Cement Co. S.A.	42,064	899,374
TT Hellenic Postbank S.A.	39,882	201,300
Viohalco	30,580	134,702

		5,105,540

Hong Kong—0.7%
Allied Group, Ltd.	22,000	34,519
Allied Properties HK, Ltd.	470,000	37,124
Asia Financial Holdings, Ltd.	300,000	74,651
Chong Hing Bank, Ltd.	52,000	58,381
Cross-Harbour Holdings, Ltd.	63,000	48,167
Dah Sing Banking Group, Ltd.	185,200	102,057
Dah Sing Financial Holdings, Ltd.	48,000	93,669
Emperor International Holdings	206,000	14,889
eSun Holdings, Ltd.	332,000	40,189
Fubon Bank Hong Kong, Ltd.	176,000	45,660
Galaxy Entertainment Group, Ltd. (a)	1,722,000	266,715
Hung Hing Printing Group, Ltd.	22,000	2,527
Kowloon Development Co., Ltd.	285,000	117,346
Lippo, Ltd.	122,000	16,372
Liu Chong Hing Investment	72,000	29,733
Melco International Development	491,000	151,354
Natural Beauty Bio-Technology, Ltd.	240,000	33,136
Next Media, Ltd.	202,000	20,827
Oriental Press Group	568,000	51,590
Ports Design, Ltd.	229,500	266,280

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-82

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Shui On Construction & Materials, Ltd.	48,000	$46,158
Shun Tak Holdings, Ltd.	794,000	248,001
Sino-I Technology, Ltd. (a)	1,090,000	5,645
Sun Hung Kai & Co., Ltd.	112,000	63,882
Techtronic Industries Co., Ltd.	380,500	176,332
The Hongkong & Shanghai Hotels	105,500	66,441
Vitasoy International Holdings, Ltd.	294,000	125,639
Wheelock Properties, Ltd.	35,000	11,549
Wing On Co. International, Ltd.	37,000	30,060
Wonson International Holdings, Ltd. (a)	8,040,000	17,634

		2,296,527

Ireland—0.8%
C&C Group, Plc.	198,258	347,140
DCC, Plc.	34,780	524,370
Dragon Oil, Plc. (a)	121,262	325,772
FBD Holdings, Plc.	13,939	92,419
Glanbia, Plc.	43,888	118,499
Greencore Group, Plc. (b)	89,512	84,220
IFG Group, Plc.	25,945	15,464
Independent News & Media, Plc.	276,650	47,573
Kingspan Group, Plc.	73,077	267,095
McInerney Holdings, Plc.	128,570	14,489
Paddy Power, Plc.	22,887	357,660
Smurfit Kappa Group, Plc.	72,639	132,235
The Governor & Co. of the Bank of Ireland	62,012	42,444
United Drug, Plc.	115,662	228,634

		2,598,014

Isle of Man—0.0%
Hansard Global, Plc.	5,368	12,428

Italy—3.8%
AcegasAps S.p.A.	8,490	48,447
Amplifon S.p.A.	40,752	70,736
Ansaldo STS S.p.A. (a)	28,182	447,051
Antichi Pellettieri S.p.A.	9,305	21,411
Arnoldo Mondadori Editore S.p.A.	53,051	164,814
Astaldi S.p.A.	26,266	108,111
Autogrill S.p.A.	58,900	338,771
Azimut Holding S.p.A.	54,152	288,940
Banca Finnat Euramerica S.p.A.	68,288	44,121
Banca Generali S.p.A.	17,097	53,056
Banca IFIS S.p.A.	3,121	27,139
Banca Intermobiliare S.p.A.	15,011	48,800
Banca Popolare di Milano Scarl	301,595	1,498,779
Banco di Desio e della Brianza S.p.A.	25,686	149,849
Benetton Group S.p.A.	34,979	227,560
Biesse S.p.A.	6,021	29,552
Bonifica Ferraresi e Imprese Agricole S.p.A.	604	22,069
Brembo S.p.A.	15,672	61,566
Bulgari S.p.A.	86,907	381,564
Buzzi Unicem S.p.A.	13,049	146,319
Caltagirone Editore S.p.A.	6,273	13,231
Carraro S.p.A.	5,504	17,847
Cementir Holding S.p.A.	25,410	70,382

Security Description	Shares	Value

Italy—(Continued)
CIR-Compagnie Industriali Riunite S.p.A.	272,712	$282,124
Credito Artigiano S.p.A.	7,992	21,397
Credito Bergamasco S.p.A.	1,343	49,168
Credito Emiliano S.p.A.	44,886	184,398
Davide Campari-Milano S.p.A.	82,878	525,890
De’Longhi S.p.A.	4,532	8,415
DiaSorin S.p.A.	9,773	217,851
Digital Multimedia Technologies S.p.A. (a)	3,021	19,791
ERG S.p.A.	37,420	465,772
Esprinet S.p.A.	13,663	82,028
Eurotech S.p.A. (a)	15,434	48,159
Fastweb (a)	10,127	206,210
Fiera Milano S.p.A.	6,655	36,726
Fondiaria-Sai S.p.A.	8,314	97,160
Gemina S.p.A.	405,139	157,384
Geox S.p.A.	45,002	280,532
Gewiss S.p.A.	6,331	20,996
Gruppo Coin S.p.A.	22,007	44,303
Gruppo Editoriale L’Espresso S.p.A.	51,547	55,967
Hera S.p.A.	312,421	513,046
IMMSI S.p.A.	26,309	18,509
Impregilo S.p.A.	137,593	362,740
Indesit Co. S.p.A.	17,777	43,525
Industria Macchine Automatiche S.p.A.	3,204	51,454
Interpump Group S.p.A.	25,267	92,019
Iride S.p.A.	150,774	179,727
Italmobiliare S.p.A.	4,614	120,530
Juventus Football Club S.p.A. (a)	9,266	8,385
KME Group S.p.A.	46,746	37,659
Landi Renzo S.p.A.	18,215	54,158
Mariella Burani S.p.A.	6,116	63,305
MARR S.p.A.	7,654	51,693
Milano Assicurazioni S.p.A.	155,714	357,610
Mirato S.p.A.	2,670	15,245
Nice S.p.A. (a)	7,301	20,722
Permasteelisa S.p.A.	6,995	78,631
Piaggio & C S.p.A.	71,987	91,157
Piccolo Credito Valtellinese Scarl	97,757	791,310
Pirelli & Co. S.p.A.	2,040,940	475,951
Poltrona Frau S.p.A.	22,268	22,163
Prysmian S.p.A. (a)	64,009	636,121
Recordati S.p.A.	43,040	233,926
Reno de Medici S.p.A.	38,858	8,127
Sabaf S.p.A.	947	10,584
Seat Pagine Gialle S.p.A.	4,576	4,297
Societa Cattolica di Assicurazioni Scrl	21,280	501,746
Societa Iniziative Autostradali e Servizi S.p.A.	29,017	147,005
Sogefi S.p.A.	21,121	20,572
Sorin S.p.A.	102,216	69,223
Telecom Italia Media S.p.A.	247,261	26,240
Tod’s S.p.A.	6,175	262,644
Trevi Finanziaria S.p.A.	13,527	89,802
Vianini Lavori S.p.A.	1,530	7,916
Vittoria Assicurazioni S.p.A.	11,118	56,833

		12,608,961

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-83

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—31.2%
Achilles Corp.	66,000	$85,390
ADEKA Corp.	52,100	325,588
Aderans Holdings Co., Ltd.	17,900	129,615
Advan Co., Ltd.	11,300	52,621
Aeon Delight Co., Ltd.	4,800	60,521
Aeon Fantasy Co., Ltd.	4,300	29,434
Aeon Hokkaido Corp.	9,600	30,565
Ahresty Corp.	5,800	17,120
Ai Holdings Corp. (b)	15,400	45,076
Aica Kogyo Co., Ltd.	23,900	207,854
Aichi Corp.	12,500	51,271
Aichi Machine Industry Co., Ltd.	37,000	42,690
Aichi Steel Corp. (b)	57,000	153,989
Aichi Tokei Denki Co., Ltd.	3,000	7,184
Aida Engineering, Ltd.	30,900	87,192
Aigan Co., Ltd.	8,000	48,394
Aiphone Co., Ltd. (b)	5,300	87,806
Airport Facilities Co., Ltd.	8,800	45,161
Aisan Industry Co., Ltd.	10,300	47,573
Akebono Brake Industry Co., Ltd. (b)	16,500	77,605
Aloka Co., Ltd.	8,200	58,603
Alpha Systems, Inc. (b)	2,200	37,797
Alpine Electronics, Inc.	23,700	154,966
Alps Electric Co., Ltd.	105,900	366,814
Alps Logistics Co., Ltd.	2,600	19,522
Altech Corp.	2,600	12,128
Amano Corp. (b)	23,900	190,440
Amiyaki Tei Co., Ltd.	20	27,844
Amuse, Inc.	2,640	27,196
Ando Corp.	37,000	46,036
Anest Iwata Corp.	12,000	32,033
Anritsu Corp.	42,000	100,004
AOC Holdings, Inc. (b)	17,300	94,247
Aohata Corp.	500	6,962
AOKI Holdings, Inc.	11,800	105,015
Aoyama Trading Co., Ltd.	35,300	461,399
Arakawa Chemical Industries, Ltd.	6,500	41,033
Araya Industrial Co., Ltd.	25,000	31,473
Ariake Japan Co., Ltd. (b)	8,500	112,603
Arisawa Manufacturing Co., Ltd.	14,700	55,974
Aronkasei Co., Ltd.	4,000	10,831
Art Corp.	4,600	49,806
As One Corp.	5,000	81,383
Asahi Diamond Industrial Co., Ltd. (b)	20,000	84,887
Asahi Kogyosha Co., Ltd.	11,000	33,894
Asahi Organic Chemicals Industry Co., Ltd. (b)	30,000	82,369
Asahi Pretec Corp. (b)	8,500	125,586
Asahi TEC Corp. (a)	120,000	42,468
Asatsu-DK, Inc. (b)	11,800	197,769
Ashimori Industry Co., Ltd.	25,000	23,617
ASICS Trading Co., Ltd.	800	7,757
ASKA Pharmaceutical Co., Ltd.	10,000	86,006
Asunaro Aoki Construction Co., Ltd.	7,000	22,639
Atom Corp.	8,400	24,661
Atsugi Co., Ltd.	88,000	112,213
Autobacs Seven Co., Ltd.	18,200	514,164
Avex Group Holdings, Inc. (b)	12,000	109,318

Security Description	Shares	Value

Japan—(Continued)
Bando Chemical Industries, Ltd.	37,000	$83,701
Bank of the Ryukyus, Ltd. (b)	17,900	148,193
Belluna Co., Ltd.	11,950	30,915
Best Denki Co., Ltd.	29,000	82,853
Bookoff Corp.	6,000	50,858
Bunka Shutter Co., Ltd.	21,000	80,395
CAC Corp.	6,200	35,341
Calsonic Kansei Corp.	73,000	66,653
Canon Electronics, Inc.	5,600	67,186
Canon Finetech, Inc.	7,300	76,634
Carchs Co., Ltd. (a)	54,500	13,272
Catena Corp.	11,500	22,968
Cawachi, Ltd.	7,900	120,020
Central Glass Co., Ltd.	109,000	326,316
Central Security Patrols Co., Ltd.	3,200	27,345
Century Leasing System, Inc. (b)	10,700	63,871
CFS Corp.	5,500	39,291
Chino Corp.	14,000	32,603
Chiyoda Co., Ltd. (b)	12,100	170,133
Chofu Seisakusho Co., Ltd.	8,800	165,323
Chori Co., Ltd.	64,000	63,021
Chubu Shiryo Co., Ltd.	12,000	75,858
Chudenko Corp.	16,400	229,109
Chuetsu Pulp & Paper Co., Ltd.	50,000	126,363
Chugai Mining Co., Ltd.	67,700	17,085
Chugai Ro Co., Ltd.	24,000	55,275
Chugoku Marine Paints, Ltd.	22,000	132,137
Chuo Denki Kogyo Co., Ltd.	8,000	41,265
Chuo Spring Co., Ltd.	13,000	34,308
CKD Corp. (b)	33,000	107,597
Clarion Co., Ltd.	51,000	27,259
Cleanup Corp.	9,100	40,690
CMK Corp. (b)	20,100	63,803
Co-Op Chemical Co., Ltd. (a)	14,000	25,536
Coca-Cola Central Japan Co., Ltd.	9,500	126,503
Colowide Co., Ltd.	14,500	75,498
Commuture Corp.	14,000	85,542
Computer Engineering & Consulting, Ltd.	6,000	37,673
COMSYS Holdings	66,000	554,727
Core Corp.	3,000	18,580
Corona Corp.	9,000	87,516
Cosel Co., Ltd.	6,700	51,669
Create Medic Co., Ltd.	1,800	14,427
Cross Plus, Inc.	1,100	12,015
CSK Holdings Corp. (b)	43,900	109,187
CTI Engineering Co., Ltd.	4,700	28,446
Cybozu, Inc.	119	19,098
Dai Nippon Toryo Co., Ltd.	35,000	29,578
Dai-Dan Co., Ltd.	16,000	71,670
Dai-Ichi Kogyo Seiyaku Co., Ltd.	14,000	27,587
Daido Kogyo Co., Ltd.	9,000	14,049
Daido Metal Co., Ltd. (b)	19,000	93,606
Daidoh, Ltd.	8,800	46,173
Daifuku Co., Ltd. (b)	38,500	208,422
Daihen Corp.	46,000	113,210
Daiichi Chuo Kisen Kaisha (b)	57,000	121,415
Daiichi Jitsugyo Co., Ltd. (b)	20,000	49,016

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-84

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Daiken Corp. (b)	33,000	$53,880
Daiki Aluminium Industry Co., Ltd.	19,000	28,839
Daiko Clearing Services Corp.	5,200	33,761
Daikoku Denki Co., Ltd.	4,200	52,659
Daikyo, Inc. (b)	101,000	64,334
Daimei Telecom Engineering Corp.	15,000	138,854
Dainichi Co., Ltd.	4,700	26,981
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	28,000	60,603
Dainippon Screen Manufacturing Co., Ltd.	106,000	181,211
Daio Paper Corp.	43,000	379,866
Daiseki Co., Ltd. (b)	12,600	214,006
Daiso Co., Ltd. (b)	27,000	59,225
Daisyo Corp.	5,800	81,354
Daiwa Industries, Ltd.	18,000	62,072
Daiwa Seiko, Inc. (b)	37,000	50,844
Daiwabo Co., Ltd.	49,000	106,017
DC Co., Ltd.	5,600	20,008
DCM Japan Holdings Co., Ltd.	34,600	176,964
Denki Kagaku Kogyo K.K.	271,000	491,655
Denki Kogyo Co., Ltd.	19,000	104,831
Denyo Co., Ltd.	10,700	68,749
Descente, Ltd. (b)	18,000	67,975
Disco Corp. (b)	9,000	222,526
DMW Corp.	700	8,520
Doshisha Co., Ltd.	4,600	57,751
Dowa Holdings Co., Ltd.	154,000	582,234
DTS Corp.	8,900	57,494
Dwango Co., Ltd. (b)	34	47,373
Dydo Drinco, Inc.	4,300	110,144
eAccess, Ltd.	489	317,493
Eagle Industry Co., Ltd. (b)	13,000	41,768
Earth Chemical Co., Ltd.	3,600	93,621
EBARA Corp. (b)	226,000	500,720
EDION Corp. (b)	45,600	112,396
Eiken Chemical Co., Ltd.	7,500	46,793
Eizo Nanao Corp.	6,800	109,491
Elpida Memory, Inc. (a) (b)	67,000	468,566
Enplas Corp.	6,700	63,994
Epson Toyocom Corp. (b)	32,000	92,911
ESPEC Corp.	8,800	40,040
Exedy Corp.	17,400	221,579
Falco Biosystems, Ltd.	3,100	25,506
Fancl Corp. (b)	15,700	176,984
FDK Corp. (a)	42,000	58,444
Foster Electric Co., Ltd. (b)	7,200	41,120
FP Corp.	5,200	203,236
France Bed Holdings Co., Ltd. (b)	53,000	70,527
Fudo Tetra Corp.	61,400	34,957
Fuji Co., Ltd./Ehime (b)	5,300	98,323
Fuji Corp., Ltd.	12,200	31,751
Fuji Electric Holdings Co., Ltd. (b)	174,000	205,086
Fuji Kiko Co., Ltd. (b)	12,000	13,906
Fuji Kyuko Co., Ltd. (b)	20,000	88,738
Fuji Oil Co., Ltd.	27,300	292,165
Fuji Soft, Inc. (b)	12,700	194,134
Fujibo Holdings, Inc.	30,000	21,597

Security Description	Shares	Value

Japan—(Continued)
Fujico Co., Ltd. (b)	8,000	$91,830
Fujikura Kasei Co., Ltd.	9,600	35,756
Fujikura, Ltd.	216,000	601,956
Fujita Kanko, Inc.	30,000	116,802
Fujitec Co., Ltd.	37,000	126,138
Fujitsu Business Systems, Ltd.	6,400	78,552
Fujitsu Frontech, Ltd.	7,400	56,990
Fujitsu General, Ltd.	18,000	32,423
Fujiya Co., Ltd. (a)	43,000	52,567
Fukuda Corp.	20,000	27,977
Fukushima Industries Corp.	1,700	10,535
Fumakilla, Ltd.	8,000	31,793
Funai Consulting Co., Ltd.	8,700	41,307
Funai Electric Co., Ltd. (b)	10,500	309,428
Furukawa Battery Co., Ltd. (a)	10,000	82,517
Furukawa Co., Ltd.	124,000	104,163
Furukawa-Sky Aluminum Corp.	39,000	60,712
Furusato Industries, Ltd.	5,400	43,835
Fuso Pharmaceutical Industries, Ltd.	29,000	80,565
Futaba Corp.	20,900	328,933
Futaba Industrial Co., Ltd. (b)	27,800	79,693
Future Architect, Inc.	68	24,041
Fuyo General Lease Co., Ltd.	8,100	101,747
Gakken Co., Ltd.	43,000	62,861
Gecoss Corp.	8,800	42,799
Genki Sushi Co., Ltd.	2,200	26,559
Geo Corp.	142	81,347
GMO internet, Inc. (b)	14,200	48,529
Godo Steel, Ltd. (b)	68,000	168,635
Goldcrest Co., Ltd. (b)	9,430	209,790
Goldwin, Inc. (a)	20,000	25,801
Gourmet Kineya Co., Ltd.	1,000	6,233
Green Hospital Supply, Inc.	107	40,331
Gulliver International Co., Ltd. (b)	1,770	26,430
Gun-Ei Chemical Industry Co., Ltd. (b)	20,000	42,460
Gunze, Ltd.	113,000	324,535
Hakuto Co., Ltd.	7,800	47,125
Hakuyosha Co., Ltd.	2,000	5,162
Hanwa Co., Ltd.	113,000	285,313
Happinet Corp.	3,400	41,807
Harashin Narus Holdings Co., Ltd.	5,600	52,454
Harima Chemicals, Inc.	2,000	7,108
Haseko Corp.	562,000	263,453
Hazama Corp.	41,900	35,278
Heiwa Corp. (b)	24,500	216,130
Heiwa Real Estate Co., Ltd.	71,500	156,357
Heiwado Co., Ltd.	15,400	192,776
Hibiya Engineering, Ltd.	11,000	98,741
Hikari Tsushin, Inc.	12,700	240,186
Hino Motors, Ltd.	81,000	178,673
HIS Co., Ltd. (b)	7,700	152,461
Hitachi Business Solution Co., Ltd.	900	5,095
Hitachi Cable, Ltd.	107,000	207,713
Hitachi Information Systems, Ltd.	9,300	153,206
Hitachi Koki Co., Ltd. (b)	28,000	229,320
Hitachi Kokusai Electric, Inc. (b)	32,000	167,052
Hitachi Maxell, Ltd.	27,200	197,203

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-85

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Hitachi Medical Corp.	8,000	$62,118
Hitachi Metals Techno, Ltd.	2,000	7,737
Hitachi Plant Technologies, Ltd.	34,000	90,637
Hitachi Software Engineering Co., Ltd.	11,800	145,722
Hitachi Systems & Services, Ltd.	4,900	43,792
Hitachi Tool Engineering, Ltd.	8,100	47,144
Hitachi Zosen Corp. (a) (b)	323,000	261,486
Hochiki Corp.	8,000	43,336
Hodogaya Chemical Co., Ltd.	35,000	58,604
Hogy Medical Co., Ltd.	4,400	239,619
Hohsui Corp.	12,000	9,721
Hokkaido Gas Co., Ltd.	33,000	85,252
Hokkan Holdings, Ltd.	23,000	52,544
Hokko Chemical Industry Co., Ltd.	8,000	26,112
Hokuetsu Paper Mills, Ltd. (b)	60,500	260,327
Hokuriku Electric Industry Co., Ltd.	22,000	33,531
Hokuriku Electrical Construction Co., Ltd.	1,000	3,389
Hokuto Corp.	9,000	155,627
Honshu Chemical Industry Co., Ltd.	2,000	7,614
Horiba, Ltd. (b)	14,100	240,685
Horipro, Inc.	3,500	31,734
Hosiden Corp. (b)	28,000	279,072
Hosokawa Micron Corp.	14,000	42,029
Howa Machinery, Ltd.	36,000	19,819
I-Net Corp.	3,200	16,233
IBJ Leasing Co., Ltd.	7,300	81,185
Ichikawa Co., Ltd.	2,000	5,682
Ichikoh Industries, Ltd. (b)	18,000	18,039
Ichinen Holdings Co., Ltd.	7,000	27,451
Ichiyoshi Securities Co., Ltd.	10,300	44,607
Icom, Inc.	4,200	89,157
Idec Corp. (b)	9,700	52,165
Ihara Chemical Industry Co., Ltd.	18,000	53,137
Iino Kaiun Kaisha, Ltd.	26,000	116,207
Imasen Electric Industrial	7,100	37,342
Imperial Hotel, Ltd.	650	10,835
Inaba Denki Sangyo Co., Ltd.	6,000	133,745
Inaba Seisakusho Co., Ltd.	5,500	53,330
Inabata & Co., Ltd. (b)	23,700	60,781
Inageya Co., Ltd.	6,000	55,709
Ines Corp.	14,100	76,977
Information Services International-Dentsu, Ltd.	4,900	25,735
Inui Steamship Co., Ltd.	6,500	39,577
Invoice, Inc.	4,571	22,663
Ise Chemical Corp.	1,000	3,547
Iseki & Co., Ltd. (b)	77,000	187,573
Ishihara Sangyo Kaisha, Ltd. (a)	154,000	98,057
Ishii Hyoki Co., Ltd.	1,800	26,300
Itochu Enex Co., Ltd.	26,200	138,454
Itochu-Shokuhin Co., Ltd.	1,800	63,463
Itoham Foods, Inc.	74,000	212,447
Itoki Corp.	16,300	41,221
Iwasaki Electric Co., Ltd.	34,000	54,732
IWATANI Corp. (b)	76,000	168,831
Iwatsu Electric Co., Ltd.	37,000	32,430
Izumiya Co., Ltd.	44,000	199,855
J-Oil Mills, Inc.	38,000	101,738

Security Description	Shares	Value

Japan—(Continued)
Jalux, Inc.	3,200	$41,697
Janome Sewing Machine Co., Ltd.	88,000	35,007
Japan Airport Terminal Co., Ltd. (b)	27,900	297,069
Japan Aviation Electronics Industry, Ltd. (b)	27,000	133,751
Japan Carlit Co., Ltd.	7,000	23,596
Japan Cash Machine Co., Ltd.	7,900	71,386
Japan Digital Laboratory Co., Ltd.	9,200	76,311
Japan Pulp & Paper Co., Ltd.	33,000	93,291
Japan Radio Co., Ltd. (b)	36,000	58,162
Japan Transcity Corp.	23,000	69,094
Japan Vilene Co., Ltd. (b)	15,000	59,492
Jastec Co., Ltd.	5,100	24,914
JBCC Holdings, Inc.	5,700	33,235
JBIS Holdings, Inc.	10,400	38,243
Jeol, Ltd.	29,000	77,508
JFE Shoji Holdings, Inc.	53,000	141,717
JK Holdings Co., Ltd.	5,600	32,913
JMS Co., Ltd.	13,000	52,020
Joban Kosan Co., Ltd.	19,000	29,483
Joint Corp.	27,600	32,717
Joshin Denki Co., Ltd. (b)	18,000	91,997
JSP Corp.	13,200	72,027
Juki Corp.	55,000	43,995
JVC KENWOOD Holdings, Inc.	266,800	94,624
K’s Holdings Corp. (b)	17,700	238,170
Kadokawa Group Holdings, Inc. (b)	7,900	167,756
Kaga Electronics Co., Ltd.	8,500	68,934
Kagawa Bank, Ltd.	31,000	131,333
Kakaku.com, Inc.	65	196,616
Kaken Pharmaceutical Co., Ltd.	37,000	310,887
Kameda Seika Co., Ltd.	3,100	41,223
Kamei Corp.	9,000	40,164
Kanaden Corp.	11,000	52,864
Kanagawa Chuo Kotsu Co., Ltd.	16,000	85,655
Kanamoto Co., Ltd.	15,000	50,501
Kandenko Co., Ltd. (b)	52,000	347,649
Kanematsu Corp. (a)	149,000	119,540
Kanematsu Electronics, Ltd.	8,500	61,691
Kanto Auto Works, Ltd.	15,200	146,843
Kanto Denka Kogyo Co., Ltd.	18,000	56,209
Kanto Natural Gas Development, Ltd. (b)	12,000	64,559
Kanto Tsukuba Bank, Ltd. (b)	25,500	73,821
Kasai Kogyo Co., Ltd.	10,000	19,235
Kasumi Co., Ltd.	16,000	60,342
Katakura Chikkarin Co., Ltd.	8,000	25,880
Katakura Industries Co., Ltd.	9,000	68,773
Kato Sangyo Co., Ltd.	7,100	103,940
Kato Works Co., Ltd.	27,000	50,656
Kawai Musical Instruments Manufacturing Co., Ltd.	30,000	22,191
Kawasaki Kinkai Kisen Kaisha	7,000	20,245
Kawashima Selkon Textiles Co., Ltd.	29,000	21,413
Kawasumi Laboratories, Inc.	9,000	50,080
Kayaba Industry Co., Ltd. (b)	83,000	106,578
Keihin Corp. (b)	25,100	270,750
Keiyo Co., Ltd. (b)	13,300	68,453
Kenedix, Inc. (b)	289	28,364
Kentucky Fried Chicken Japan, Ltd.	3,000	48,605

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-86

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
KEY Coffee, Inc.	5,800	$90,767
Kimura Chemical Plants Co., Ltd.	4,900	33,221
Kinki Nippon Tourist Co., Ltd.	23,000	20,796
Kinki Sharyo Co., Ltd.	12,000	55,526
Kintetsu World Express, Inc. (b)	7,100	130,629
Kinugawa Rubber Industrial Co., Ltd.	16,000	19,054
Kishu Paper Co., Ltd. (b)	37,000	30,601
Kisoji Co., Ltd. (b)	6,800	130,861
Kitagawa Iron Works Co., Ltd.	33,000	35,852
Kitano Construction Corp.	24,000	55,871
Kitz Corp.	37,000	112,928
Kiyo Holdings, Inc. (b)	246,000	305,996
Koa Corp. (b)	16,100	69,450
Koatsu Gas Kogyo Co., Ltd.	17,000	77,541
Koei Co., Ltd. (b)	8,600	68,519
Kohnan Shoji Co., Ltd.	10,300	88,477
Kohsoku Corp.	5,000	26,551
Koike Sanso Kogyo Co., Ltd.	13,000	27,666
Koito Manufacturing Co., Ltd.	38,000	274,572
Kojima Co., Ltd. (b)	11,300	33,076
Kokuyo Co., Ltd. (b)	47,000	345,087
Komai Tekko, Inc.	12,000	24,806
Komatsu Seiren Co., Ltd.	13,000	52,708
Komatsu Wall Industry Co., Ltd.	3,600	38,774
Komeri Co., Ltd. (b)	11,900	230,019
Komori Corp.	36,500	298,208
Konaka Co., Ltd.	12,400	29,384
Konishi Co., Ltd.	7,300	54,579
Kosaido Co., Ltd.	3,700	7,146
Kosei Securities Co., Ltd.	14,000	11,244
Krosaki Harima Corp.	26,000	43,915
KRS Corp.	4,200	38,907
Kumagai Gumi Co., Ltd.	81,000	34,500
Kumiai Chemical Industry Co., Ltd.	30,000	92,653
Kura Corp.	25	34,625
Kurabo Industries, Ltd.	87,000	119,659
KUREHA Corp.	65,000	240,151
Kurimoto, Ltd.	53,000	31,792
Kuroda Electric Co., Ltd.	11,800	65,098
Kyodo Printing Co., Ltd. (b)	41,000	87,816
Kyodo Shiryo Co., Ltd.	30,000	30,117
Kyoei Tanker Co., Ltd.	13,000	30,916
Kyokuto Kaihatsu Kogyo Co., Ltd.	17,900	61,236
Kyokuyo Co., Ltd.	34,000	64,634
Kyorin Co., Ltd. (b)	22,000	272,472
Kyoritsu Maintenance Co., Ltd.	4,000	62,584
Kyosan Electric Manufacturing Co., Ltd.	22,000	68,767
Kyoto Kimono Yuzen Co., Ltd.	4,400	26,726
Kyowa Electronics Instruments Co., Ltd.	6,000	17,920
Kyowa Exeo Corp.	24,000	195,175
Kyowa Leather Cloth Co., Ltd.	3,300	13,778
Kyudenko Corp.	20,000	128,242
Life Corp.	8,000	136,278
Lintec Corp.	22,800	283,009
Macnica, Inc.	4,500	52,217
Maeda Corp.	74,000	259,572
Maeda Road Construction Co., Ltd.	35,000	308,666

Security Description	Shares	Value

Japan—(Continued)
Maezawa Kasei Industries Co., Ltd.	5,200	$47,349
Maezawa Kyuso Industries Co., Ltd.	5,300	89,028
Makino Milling Machine Co., Ltd. (b)	61,000	163,239
Mandom Corp.	8,700	143,579
Mars Engineering Corp.	3,800	108,715
Marubun Corp.	10,300	22,727
Marudai Food Co., Ltd.	57,000	136,234
Maruei Department Store Co., Ltd.	20,000	34,282
Maruha Nichiro Holdings, Inc. (b)	182,000	251,209
Maruka Machinery Co., Ltd.	3,000	18,708
Marusan Securities Co., Ltd. (b)	24,600	127,062
Maruwa Co., Ltd.	4,200	41,684
Maruwn Corp.	2,200	6,197
Maruyama Manufacturing Co.Inc	18,000	28,832
Maruzen Co., Ltd. (a)	57,000	42,124
Maruzen Showa Unyu Co., Ltd.	28,000	76,147
Maspro Denkoh Corp.	6,200	56,474
Matsuda Sangyo Co., Ltd. (b)	4,100	46,264
Matsui Construction Co., Ltd.	10,000	36,395
Matsuya Co., Ltd. (b)	11,700	181,273
Matsuya Foods Co., Ltd.	4,900	66,815
Max Co., Ltd.	14,000	149,295
Maxvalu Tokai Co., Ltd.	5,400	59,975
MEC Co., Ltd. (b)	4,800	17,693
Megachips Corp.	5,100	81,461
Meidensha Corp.	73,000	167,865
Meiji Shipping Co., Ltd. (b)	8,500	31,713
Meitec Corp.	14,000	174,036
Meito Sangyo Co., Ltd.	6,200	92,647
Meito Transportation Co., Ltd.	1,400	11,653
Meiwa Estate Co., Ltd.	10,300	40,950
Melco Holdings, Inc. (b)	5,600	64,747
Mercian Corp.	38,000	65,184
Mikuni Coca-Cola Bottling Co., Ltd.	11,100	86,977
Milbon Co., Ltd. (b)	3,500	74,495
Mimasu Semiconductor Industry Co., Ltd.	6,800	74,810
Minebea Co., Ltd.	178,000	655,239
Ministop Co., Ltd.	5,300	82,875
Miraca Holdings, Inc.	24,500	493,046
Misawa Homes Co., Ltd. (a)	13,200	31,145
MISUMI Group, Inc. (b)	21,900	264,325
Mito Securities Co., Ltd.	21,000	50,935
Mitsuba Corp.	18,000	45,191
Mitsubishi Cable Industries, Ltd.	47,000	34,965
Mitsubishi Kakoki Kaisha, Ltd. (b)	22,000	48,316
Mitsubishi Paper Mills, Ltd.	124,000	173,779
Mitsubishi Pencil Co., Ltd.	6,500	65,082
Mitsubishi Steel Manufacturing Co., Ltd.	43,000	80,423
Mitsuboshi Belting Co., Ltd. (b)	30,000	119,816
Mitsui Engineering & Shipbuilding Co., Ltd. (b)	350,000	590,965
Mitsui High-Tec, Inc.	12,500	80,933
Mitsui Home Co., Ltd.	22,000	93,030
Mitsui Knowledge Industry Co., Ltd.	396	47,648
Mitsui Matsushima Co., Ltd.	25,000	24,167
Mitsui Mining & Smelting Co., Ltd.	322,000	536,853
Mitsui Sugar Co., Ltd.	34,000	91,799
Mitsui-Soko Co., Ltd.	36,000	141,025

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-87

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsumi Electric Co., Ltd. (b)	39,300	$573,684
Mitsumura Printing Co., Ltd.	1,000	3,481
Mitsuuroko Co., Ltd.	11,000	62,706
Miura Co., Ltd.	12,500	279,962
Miyoshi Oil & Fat Co., Ltd.	30,000	41,787
Miyuki Holdings Co., Ltd.	5,000	10,431
Mizuho Investors Securities Co., Ltd.	173,000	146,628
Mizuno Corp.	36,000	148,169
Modec, Inc. (b)	5,100	69,129
Monex Beans Holdings, Inc.	469	112,736
Mori Seiki Co., Ltd. (b)	43,300	394,518
Morinaga & Co., Ltd.	76,000	152,643
Morinaga Milk Industry Co., Ltd.	85,000	253,456
Morita Holdings Corp.	8,000	32,005
Morozoff, Ltd.	11,000	35,038
Mory Industries, Inc.	20,000	43,433
MOS Food Services, Inc.	9,600	148,821
Moshi Moshi Hotline, Inc. (b)	8,900	157,541
Mr Max Corp.	15,700	66,176
Mutoh Holdings Co., Ltd. (a)	21,000	26,743
Mutow Co., Ltd.	9,500	45,090
Nabtesco Corp.	44,000	307,646
NAC Co., Ltd.	1,400	11,678
Nachi-Fujikoshi Corp.	69,000	105,629
Nagatanien Co., Ltd.	12,000	102,933
Nakabayashi Co., Ltd.	17,000	35,125
Nakamuraya Co., Ltd.	18,000	94,360
Nakayama Steel Works, Ltd.	52,000	102,285
NEC Electronics Corp.	11,700	70,877
NEC Fielding, Ltd.	6,000	60,016
NEC Leasing, Ltd.	9,100	61,900
NEC Mobiling, Ltd.	4,600	71,097
NEC Networks & System Integration Corp.	9,600	82,220
NEC Tokin Corp.	16,000	26,318
NET One Systems Co., Ltd.	191	251,582
Neturen Co., Ltd.	13,200	76,929
New Japan Radio Co., Ltd.	15,000	31,540
NHK Spring Co., Ltd.	88,000	318,248
Nice Holdings, Inc.	31,000	48,669
Nichia Steel Works, Ltd.	18,000	46,521
Nichias Corp.	37,000	76,142
Nichiban Co., Ltd.	14,000	38,390
Nichicon Corp.	28,700	217,733
Nichiha Corp.	10,500	73,858
Nichii Gakkan Co. (b)	16,600	132,966
Nichireki Co., Ltd.	11,000	32,409
Nidec Copal Corp.	5,900	38,813
Nidec Sankyo Corp.	28,000	113,873
Nidec Servo Corp.	8,000	22,114
Nidec-Tosok Corp.	5,800	41,554
Nifco, Inc.	19,600	213,727
Nihon Chouzai Co., Ltd.	1,990	24,843
Nihon Dempa Kogyo Co., Ltd. (b)	7,700	116,189
Nihon Eslead Corp.	3,100	10,912
Nihon Kohden Corp.	15,400	190,439
Nihon Nohyaku Co., Ltd.	15,000	103,569
Nihon Parkerizing Co., Ltd.	22,000	191,918

Security Description	Shares	Value

Japan—(Continued)
Nihon Spindle Manufacturing Co., Ltd.	15,000	$20,241
Nihon Unisys, Ltd.	13,500	97,019
Nihon Yamamura Glass Co., Ltd.	51,000	105,802
Nikkiso Co., Ltd. (b)	18,000	103,133
Nikko Co., Ltd.	14,000	38,447
Nippo Corp.	35,000	285,701
Nippon Beet Sugar Manufacturing Co., Ltd. (b)	53,000	119,076
Nippon Carbon Co., Ltd. (b)	34,000	69,504
Nippon Ceramic Co., Ltd. (b)	6,400	67,501
Nippon Chemi-Con Corp. (b)	57,000	117,530
Nippon Chemical Industrial Co., Ltd.	38,000	61,647
Nippon Chemiphar Co., Ltd. (b)	10,000	29,018
Nippon Coke & Engineering Co. (b)	66,500	65,597
Nippon Denko Co., Ltd. (b)	27,000	81,088
Nippon Densetsu Kogyo Co., Ltd.	14,000	121,291
Nippon Denwa Shisetsu Co., Ltd.	16,000	44,862
Nippon Felt Co., Ltd.	7,000	29,652
Nippon Filcon Co., Ltd.	6,600	36,594
Nippon Fine Chemical Co., Ltd.	7,400	38,104
Nippon Flour Mills Co., Ltd. (b)	52,000	211,898
Nippon Formula Feed Manufacturing Co., Ltd.	25,000	23,389
Nippon Gas Co., Ltd. (b)	9,700	134,745
Nippon Hume Corp.	6,000	16,074
Nippon Kanzai Co., Ltd. (b)	3,600	45,563
Nippon Kasei Chemical Co., Ltd.	26,000	38,741
Nippon Kayaku Co., Ltd.	88,000	445,718
Nippon Kinzoku Co., Ltd.	29,000	34,195
Nippon Koei Co., Ltd.	37,000	82,354
Nippon Konpo Unyu Soko Co., Ltd.	32,000	253,053
Nippon Koshuha Steel Co., Ltd.	34,000	27,490
Nippon Light Metal Co., Ltd.	274,000	201,447
Nippon Metal Industry Co., Ltd. (b)	57,000	66,529
Nippon Paint Co., Ltd.	93,000	361,946
Nippon Parking Development Co., Ltd.	803	28,419
Nippon Pillar Packing Co., Ltd.	11,000	33,878
Nippon Piston Ring Co., Ltd.	28,000	20,551
Nippon Seiki Co., Ltd. (b)	20,000	123,068
Nippon Seisen Co., Ltd.	15,000	29,296
Nippon Shinyaku Co., Ltd.	24,000	211,946
Nippon Shokubai Co., Ltd.	64,000	404,730
Nippon Signal Co., Ltd.	21,100	117,575
Nippon Soda Co., Ltd.	59,000	173,637
Nippon Steel Trading Co., Ltd.	22,000	29,287
Nippon Suisan Kaisha, Ltd. (b)	127,400	334,258
Nippon Thompson Co., Ltd.	30,000	100,848
Nippon Valqua Industries, Ltd.	32,000	62,544
Nippon Yakin Kogyo Co., Ltd. (b)	62,500	137,770
Nippon Yusoki Co., Ltd.	2,000	4,325
Nipro Corp. (b)	22,000	342,955
NIS Group Co., Ltd. (b)	82,900	24,537
Nishimatsu Construction Co., Ltd.	148,000	119,692
Nishimatsuya Chain Co., Ltd. (b)	24,200	171,190
Nissan Shatai Co., Ltd.	43,000	248,734
Nissei Corp.	10,500	71,035
Nissen Holdings Co., Ltd. (b)	14,000	55,340
Nissho Electronics Corp. (b)	10,100	102,336
Nissin Corp.	30,000	65,271

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-88

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nissin Electric Co., Ltd.	28,000	$87,917
Nissin Kogyo Co., Ltd.	17,400	149,971
Nissin Sugar Manufacturing Co., Ltd.	7,000	13,362
Nissui Pharmaceutical Co., Ltd.	5,800	42,903
Nitta Corp. (b)	11,900	123,107
Nittan Valve Co., Ltd.	10,500	25,776
Nittetsu Mining Co., Ltd.	31,000	85,130
Nitto Boseki Co., Ltd.	132,000	234,178
Nitto Fuji Flour Milling Co., Ltd.	4,000	11,791
Nitto Kogyo Corp.	11,900	90,726
Nitto Kohki Co., Ltd.	3,800	58,372
Nitto Seiko Co., Ltd.	11,000	28,377
NOF Corp.	74,000	249,846
Nohmi Bosai, Ltd. (b)	9,000	67,460
Nomura Co., Ltd.	19,000	43,979
Noritake Co., Ltd.	47,000	129,652
Noritsu Koki Co., Ltd.	8,700	64,793
Nosan Corp. (b)	18,000	39,678
NS Solutions Corp. (b)	8,800	99,344
NSD Co., Ltd. (b)	14,000	89,088
O-M, Ltd.	8,000	28,304
Oenon Holdings, Inc.	17,000	30,682
Ohara, Inc.	4,400	39,025
Oiles Corp.	10,400	121,368
Okabe Co., Ltd.	18,600	64,581
Okamoto Industries, Inc.	29,000	104,841
Okamura Corp.	31,000	140,919
Okasan Securities Group, Inc. (b)	88,000	313,447
Oki Electric Industry Co., Ltd.	308,000	198,392
OKK Corp.	32,000	26,137
Okuma Holdings, Inc.	81,000	303,541
Okumura Corp.	84,000	298,834
Okura Industrial Co., Ltd.	24,000	55,839
Okuwa Co., Ltd.	10,000	140,234
Olympic Corp.	9,300	64,556
OMC Card, Inc.	43,900	75,745
ONO Sokki Co., Ltd.	9,000	29,891
Onoken Co., Ltd.	7,000	52,032
Organo Corp.	11,000	60,778
Oriental Yeast Co., Ltd.	4,000	17,789
Origin Electric Co., Ltd.	11,000	23,084
Osaka Organic Chemical Industry, Ltd.	100	357
Osaka Steel Co., Ltd.	8,300	138,928
OSAKA Titanium Technologies Co., Ltd. (b)	8,000	210,104
Osaki Electric Co., Ltd.	11,000	80,601
OSG Corp. (b)	33,800	205,302
Oyo Corp.	7,600	86,109
Pacific Industrial Co., Ltd.	16,000	42,236
Pacific Metals Co., Ltd. (b)	74,000	328,000
PanaHome Corp.	37,000	224,678
Paramount Bed Co., Ltd.	7,400	98,215
Parco Co., Ltd.	32,300	221,480
Paris Miki, Inc. (b)	10,200	88,819
Park24 Co., Ltd. (b)	41,100	279,602
Pasco Corp. (a)	17,000	27,204
Pasona Group, Inc.	76	33,895
Penta-Ocean Construction Co., Ltd.	130,500	150,843

Security Description	Shares	Value

Japan—(Continued)
PIA Corp. (a)	3,200	$31,216
Pigeon Corp.	6,800	168,778
Pilot Corp.	44	54,647
Piolax, Inc.	4,000	47,558
Pioneer Corp. (b)	97,000	128,626
Press Kogyo Co., Ltd.	44,000	43,503
Prima Meat Packers, Ltd.	65,000	81,173
Pronexus, Inc.	8,100	54,684
PS Mitsubishi Construction Co., Ltd.	9,900	23,352
Raito Kogyo Co., Ltd.	24,200	50,306
Rasa Industries, Ltd.	33,000	37,977
Renown, Inc. (a)	23,900	28,095
Resort Solution Co., Ltd.	1,000	1,887
Resort Trust, Inc. (b)	13,500	124,919
Rheon Automatic Machinery Co., Ltd.	5,000	11,285
Rhythm Watch Co., Ltd.	57,000	46,448
Ricoh Leasing Co., Ltd.	6,800	112,723
Right On Co., Ltd.	5,500	39,406
Riken Corp.	38,000	83,072
Riken Keiki Co., Ltd.	7,500	40,235
Riken Technos Corp.	22,000	36,309
Riken Vitamin Co., Ltd.	100	2,472
Ringer Hut Co., Ltd.	6,200	74,588
Risa Partners, Inc.	106	39,293
Rock Field Co., Ltd.	3,800	46,101
Roland Corp.	10,200	108,602
Roland DG Corp. (b)	3,700	44,830
Round One Corp.	20,000	134,658
Royal Holdings Co., Ltd. (b)	9,000	96,541
Ryobi, Ltd. (b)	73,000	128,128
Ryoden Trading Co., Ltd.	15,000	64,584
Ryohin Keikaku Co., Ltd.	9,200	358,617
Ryosan Co., Ltd.	17,800	369,201
Ryoshoku, Ltd.	5,000	113,669
Ryoyo Electro Corp.	11,000	91,336
S&B Foods, Inc.	2,000	16,102
S. Foods, Inc.	8,500	67,069
Sagami Chain Co., Ltd.	3,000	28,623
Saibu Gas Co., Ltd. (b)	94,000	246,754
Saizeriya Co., Ltd. (b)	12,500	126,576
Sakai Chemical Industry Co., Ltd.	48,000	137,004
Sakata INX Corp.	20,000	54,979
Sakata Seed Corp. (b)	14,600	192,292
Sala Corp.	11,000	59,083
San Holdings, Inc.	1,600	28,831
San-Ai Oil Co., Ltd.	22,000	84,107
Sanden Corp.	56,000	91,000
Sanei-International Co., Ltd.	5,700	38,011
Sanken Electric Co., Ltd. (b)	53,000	137,725
Sanki Engineering Co., Ltd.	23,000	125,011
Sanko Metal Industries Co., Ltd.	10,000	33,325
Sankyo Seiko Co., Ltd.	23,700	43,967
Sankyo-Tateyama Holdings, Inc.	127,000	87,815
Sankyu, Inc.	112,000	295,445
Sanoh Industrial Co., Ltd.	10,100	39,764
Sanrio Co., Ltd. (b)	19,200	148,913
Sanshin Electronics Co., Ltd.	12,600	80,603

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-89

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sansui Electric Co., Ltd. (a)	316,000	$9,592
Sanwa Holdings Corp.	103,000	290,967
Sanyo Chemical Industries, Ltd.	30,000	140,010
Sanyo Denki Co., Ltd.	17,000	33,082
Sanyo Housing Nagoya Co., Ltd.	25	17,903
Sanyo Shokai, Ltd.	45,000	143,492
Sanyo Special Steel Co., Ltd.	61,000	146,661
Sasebo Heavy Industries Co., Ltd.	37,000	69,021
Sato Corp. (b)	8,600	62,636
Sato Shoji Corp.	7,200	39,777
Satori Electric Co., Ltd.	6,600	25,687
Secom Joshinetsu Co., Ltd.	900	13,874
Secom Techno Service Co., Ltd.	2,500	57,201
Seibu Electric Industry Co., Ltd.	2,000	7,686
Seika Corp.	28,000	62,040
Seikagaku Corp.	12,800	125,909
Seiko Holdings Corp.	31,000	59,955
Seino Holdings Corp.	92,000	442,947
Seiren Co., Ltd. (b)	20,600	92,710
Sekisui Jushi Corp.	15,000	111,594
Sekisui Plastics Co., Ltd.	34,000	100,310
Senko Co., Ltd. (b)	23,000	72,393
Senshu Electric Co., Ltd.	4,100	32,521
Senshukai Co., Ltd.	14,700	103,877
Shibaura Mechatronics Corp.	13,000	44,555
Shibuya Kogyo Co., Ltd.	4,000	33,879
Shikibo, Ltd.	49,000	43,576
Shikoku Chemicals Corp.	18,000	59,288
Shikoku Coca-Cola Bottling Co., Ltd.	9,400	73,146
Shima Seiki Manufacturing, Ltd. (b)	10,800	214,374
Shimachu Co., Ltd.	22,300	373,852
Shin Nippon Air Technologies Co., Ltd.	8,100	63,321
Shin-Etsu Polymer Co., Ltd. (b)	23,100	98,828
Shin-Keisei Electric Railway Co., Ltd.	12,000	43,388
Shin-Kobe Electric Machinery Co., Ltd.	13,000	71,150
Shinagawa Refractories Co., Ltd.	29,000	45,969
Shindengen Electric Manufacturing Co., Ltd.	35,000	56,777
Shinkawa, Ltd. (b)	8,000	85,245
Shinko Electric Co., Ltd. (b)	33,000	73,055
Shinko Electric Industries Co., Ltd. (b)	36,600	352,928
Shinko Plantech Co., Ltd.	11,700	73,120
Shinko Shoji Co., Ltd.	9,200	60,715
Shinko Wire Co., Ltd.	10,000	14,660
Shinmaywa Industries, Ltd.	48,000	101,150
Shinsho Corp.	18,000	28,367
Shinwa Kaiun Kaisha, Ltd. (b)	32,000	72,163
Shiroki Corp.	25,000	52,438
Shizuoka Gas Co., Ltd.	15,000	84,099
Shobunsha Publications, Inc.	5,300	24,933
Shochiku Co., Ltd. (b)	34,000	230,158
Shoko Co., Ltd.	27,000	26,247
Showa Aircraft Industry Co., Ltd.	1,000	3,737
Showa Corp.	26,100	92,939
Showa Sangyo Co., Ltd.	36,000	101,478
Siix Corp.	9,300	32,384
Sinanen Co., Ltd.	17,000	72,711
Sintokogio, Ltd.	25,300	152,449

Security Description	Shares	Value

Japan—(Continued)
SKY Perfect JSAT Holdings, Inc.	849	$323,072
SMK Corp.	30,000	64,672
Snow Brand Milk Products Co., Ltd.	40,500	110,987
SNT Corp.	8,200	23,054
Soda Nikka Co., Ltd.	3,000	8,945
Sodick Co., Ltd.	26,900	44,785
Soft99 Corp.	300	1,253
Sogo Medical Co., Ltd.	2,400	48,954
Sohgo Security Services Co., Ltd. (b)	28,300	243,762
Sorun Corp.	8,100	32,919
Sotoh Co., Ltd.	3,600	40,365
Space Co., Ltd.	200	1,249
SRA Holdings	4,200	30,417
SRI Sports, Ltd.	41	31,765
SSP Co., Ltd.	20,000	104,400
ST Corp.	3,700	35,376
St. Marc Holdings Co., Ltd.	2,700	67,421
Star Micronics Co., Ltd.	14,800	137,089
Starzen Co., Ltd.	28,000	65,476
Stella Chemifa Corp.	2,400	44,806
Subaru Enterprise Co., Ltd.	1,000	2,878
Sugimoto & Co., Ltd.	3,800	34,647
Sumida Corp.	7,400	33,288
Suminoe Textile Co., Ltd.	18,000	21,477
Sumisho Computer Systems Corp.	10,300	118,719
Sumitomo Bakelite Co., Ltd.	112,000	451,543
Sumitomo Densetsu Co., Ltd.	10,500	52,723
Sumitomo Light Metal Industries, Ltd.	125,000	111,348
Sumitomo Mitsui Construction Co., Ltd. (a)	119,800	83,471
Sumitomo Osaka Cement Co., Ltd. (b)	242,000	561,708
Sumitomo Pipe & Tube Co., Ltd.	11,100	55,820
Sumitomo Precision Products Co., Ltd.	12,000	42,965
Sumitomo Real Estate Sales Co., Ltd.	2,530	73,442
Sumitomo Seika Chemicals Co., Ltd.	20,000	55,327
Sunx, Ltd.	12,600	34,051
SWCC Showa Holdings Co., Ltd.	127,000	79,182
SxL Corp. (a)	40,000	13,855
SystemPro Co., Ltd.	50	19,912
T Hasegawa Co., Ltd. (b)	9,100	98,826
T RAD Co., Ltd. (b)	29,000	38,259
T-GAIA Corp. (b)	96	101,245
Tachi-S Co., Ltd.	12,100	53,676
Tachibana Eletech Co., Ltd.	6,700	45,139
Tadano, Ltd. (b)	47,000	197,069
Taihei Dengyo Kaisha, Ltd.	14,000	118,354
Taihei Kogyo Co., Ltd.	22,000	49,399
Taiheiyo Cement Corp.	567,000	838,268
Taiho Kogyo Co., Ltd.	11,900	53,343
Taikisha, Ltd.	10,900	116,431
Taisei Lamick Co., Ltd.	1,900	37,957
Taisei Rotec Corp.	38,000	53,225
Taiyo Yuden Co., Ltd. (b)	54,000	412,911
Takamatsu Construction Group Co., Ltd.	6,000	84,475
Takano Co., Ltd.	6,600	40,737
Takaoka Electric Manufacturing Co., Ltd.	37,000	73,450
Takara Holdings, Inc.	83,000	417,601
Takara Printing Co., Ltd.	3,100	25,431

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-90

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Takara Standard Co., Ltd.	51,000	$302,098
Takasago International Corp. (b)	29,000	142,964
Takasago Thermal Engineering Co., Ltd. (b)	30,000	184,327
Takata Corp. (b)	20,300	167,279
Takiron Co., Ltd. (b)	19,000	46,381
Takuma Co., Ltd. (b)	35,000	53,984
Tamura Corp.	32,000	61,475
Tatsuta Electric Wire and Cable Co., Ltd.	30,000	65,992
Tayca Corp.	12,000	29,421
TCM Corp.	37,000	48,003
Teac Corp. (a)	62,000	21,514
TECHNO ASSOCIE Co., Ltd.	300	1,520
Techno Ryowa, Ltd.	4,730	24,865
Tecmo, Ltd. (b)	5,700	37,941
Teikoku Electric Manufacturing Co., Ltd.	3,700	52,619
Teikoku Piston Ring Co., Ltd.	7,900	22,306
Teikoku Sen-I Co., Ltd.	8,000	29,692
Teikoku Tsushin Kogyo Co., Ltd.	20,000	37,863
Tekken Corp.	59,000	50,125
Ten Allied Co., Ltd.	2,600	7,848
Tenma Corp. (b)	10,500	99,334
Teraoka Seisakusho Co., Ltd.	100	379
The Aichi Bank, Ltd.	4,100	282,940
The Akita Bank, Ltd.	94,000	353,185
The Aomori Bank, Ltd. (b)	59,000	227,884
The Bank of Okinawa, Ltd.	10,000	306,967
The Bank of Saga, Ltd.	54,000	179,558
The Chiba Kogyo Bank, Ltd. (a)	17,000	166,730
The Chukyo Bank, Ltd.	57,000	186,930
The Daiei, Inc. (a) (b)	41,550	126,305
The Daisan Bank, Ltd.	56,000	166,467
The Daito Bank, Ltd.	46,000	29,453
The Ehime Bank, Ltd. (b)	54,000	143,161
The Eighteenth Bank, Ltd.	71,000	242,190
The Fuji Fire & Marine Insurance Co., Ltd. (b)	78,000	60,063
The Fukui Bank, Ltd. (b)	83,000	261,448
The Fukushima Bank, Ltd.	90,000	46,583
The Higashi-Nippon Bank, Ltd.	62,000	168,312
The Hokuetsu Bank, Ltd. (b)	73,000	122,475
The Japan Wool Textile Co., Ltd. (b)	30,000	173,619
The Keihin Co., Ltd.	22,000	26,962
The Kita-Nippon Bank, Ltd.	3,200	94,233
The Maruetsu, Inc. (a)	32,000	131,838
The Michinoku Bank, Ltd.	56,000	142,133
The Minato Bank, Ltd.	76,000	114,089
The Miyazaki Bank, Ltd.	49,000	199,718
The Musashino Bank, Ltd. (b)	15,700	487,340
The Nagano Bank, Ltd.	27,000	66,921
The Nippon Road Co., Ltd.	42,000	90,151
The Nippon Synthetic Chemical Industry Co., Ltd.	31,000	87,375
The Nisshin Oillio Group, Ltd. (b)	54,000	234,342
The Oita Bank, Ltd.	66,000	367,190
The Okinawa Electric Power Co., Inc. (b)	8,000	424,351
The Pack Corp.	4,600	57,592
The Sankei Building Co., Ltd.	13,100	57,537
The Shibusawa Warehouse Co., Ltd.	17,000	80,142
The Shikoku Bank, Ltd. (b)	82,000	320,174

Security Description	Shares	Value

Japan—(Continued)
The Shimizu Bank, Ltd.	3,200	$131,855
The Sumitomo Warehouse Co., Ltd. (b)	83,000	323,119
The Tochigi Bank, Ltd.	50,000	243,958
The Toho Bank, Ltd. (b)	83,000	332,715
The Tohoku Bank, Ltd.	25,000	37,693
The Tokushima Bank, Ltd. (b)	34,000	184,885
The Tokyo Tomin Bank, Ltd. (b)	13,200	203,417
The Torigoe Co., Ltd.	8,200	60,635
The Tottori Bank, Ltd.	25,000	67,173
The Towa Bank, Ltd.	90,000	56,492
The Yachiyo Bank, Ltd.	7,300	257,159
The Yamagata Bank, Ltd.	51,000	243,667
The Yamanashi Chuo Bank, Ltd.	72,000	378,897
The Yasuda Warehouse Co., Ltd.	5,800	43,814
Tigers Polymer Corp.	2,200	7,803
TKC	5,800	115,379
Toa Corp. (b)	95,000	115,786
Toa Oil Co., Ltd.	37,000	37,720
Toagosei Co., Ltd.	118,000	265,387
Tobishima Corp. (a)	233,500	40,453
Tobu Store Co., Ltd.	14,000	44,748
TOC Co., Ltd.	39,500	142,767
Tocalo Co., Ltd.	5,300	48,664
Toda Corp.	65,000	200,552
Toda Kogyo Corp.	20,000	70,515
Toenec Corp.	16,000	85,106
Tohcello Co., Ltd.	12,000	39,453
Toho Co., Ltd.	17,000	59,083
Toho Real Estate Co., Ltd.	5,400	23,683
Toho Titanium Co., Ltd. (b)	13,100	161,210
Toho Zinc Co., Ltd.	69,000	176,826
Tokai Carbon Co., Ltd.	82,000	333,587
Tokai Corp.	14,000	51,222
Tokai Rika Co., Ltd.	32,000	321,780
Tokai Rubber Industries, Inc.	20,000	157,161
Tokai Tokyo Securities Co., Ltd.	101,000	183,311
Toko, Inc.	37,000	47,306
Tokushu Tokai Holdings Co., Ltd.	56,000	144,998
Tokyo Dome Corp.	76,000	209,733
Tokyo Electron Device, Ltd.	8	8,102
Tokyo Energy & Systems, Inc.	12,000	78,082
Tokyo Kaikan Co., Ltd.	3,000	10,291
Tokyo Keiki, Inc.	30,000	31,310
Tokyo Kikai Seisakusho, Ltd.	19,000	31,361
Tokyo Ohka Kogyo Co., Ltd.	25,500	356,137
Tokyo Rakutenchi Co., Ltd.	15,000	59,656
Tokyo Rope Manufacturing Co., Ltd. (b)	69,000	159,750
Tokyo Sangyo Co., Ltd.	9,500	23,375
Tokyo Seimitsu Co.	15,700	128,623
Tokyo Style Co., Ltd.	39,000	266,092
Tokyo Tekko Co., Ltd.	23,000	62,563
Tokyo Theatres Co., Inc.	17,000	34,993
Tokyotokeiba Co., Ltd.	53,000	68,872
Tokyu Community Corp.	4,300	67,203
Tokyu Construction Co., Ltd.	31,280	72,887
Tokyu Livable, Inc.	5,100	22,019
Toli Corp.	22,000	38,333

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-91

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tomato Bank, Ltd.	33,000	$81,171
Tomen Electronics Corp.	5,000	51,382
Tomoe Corp.	13,400	27,440
Tomoegawa Co., Ltd.	11,000	24,343
Tomoku Co., Ltd.	32,000	58,140
Tomy Co., Ltd. (b)	23,300	90,439
TONAMI HOLDINGS Co., Ltd.	33,000	86,969
Topcon Corp.	15,800	61,321
Topre Corp.	16,700	117,809
Topy Industries, Ltd.	99,000	146,280
Torii Pharmaceutical Co., Ltd.	6,000	82,929
Torishima Pump Manufacturing Co., Ltd.	5,200	57,383
Toshiba Machine Co., Ltd.	53,000	157,983
Toshiba Plant Systems & Services Corp. (b)	17,000	144,146
Toshiba TEC Corp.	71,000	180,530
Tosho Printing Co., Ltd. (b)	29,000	78,843
Totetsu Kogyo Co., Ltd.	7,000	33,284
Toukei Computer Co., Ltd.	2,400	25,963
Towa Pharmaceutical Co., Ltd. (b)	3,200	133,600
Towa Real Estate Development Co., Ltd.	67,500	30,801
Toyo Construction Co., Ltd. (a)	93,000	37,127
Toyo Corp.	9,600	81,293
Toyo Electric Manufacturing Co., Ltd.	12,000	49,547
Toyo Engineering Corp.	41,000	121,293
Toyo Ink Manufacturing Co., Ltd.	115,000	233,930
Toyo Kanetsu K K	59,000	92,699
Toyo Kohan Co., Ltd.	29,000	88,526
Toyo Securities Co., Ltd.	31,000	49,387
Toyo Tanso Co., Ltd. (b)	5,000	188,099
Toyo Tire & Rubber Co., Ltd.	60,000	76,281
Toyo Wharf & Warehouse Co., Ltd.	27,000	37,272
Toyobo Co., Ltd.	304,000	394,894
Trans Cosmos, Inc.	9,800	48,837
Trinity Industrial Corp.	1,000	2,738
Trusco Nakayama Corp. (b)	7,500	88,816
Tsubakimoto Chain Co	61,000	136,092
Tsugami Corp.	23,000	34,015
Tsukishima Kikai Co., Ltd.	11,000	53,028
Tsurumi Manufacturing Co., Ltd.	10,000	58,346
Tsutsumi Jewelry Co., Ltd.	4,900	84,893
TYK Corp.	6,000	14,897
U-Shin, Ltd.	12,700	33,782
Ube Material Industries, Ltd.	15,000	25,449
Uchida Yoko Co., Ltd.	28,000	87,537
Ulvac, Inc.	13,200	240,050
Unicafe, Inc.	700	7,271
Unicharm Petcare Corp.	5,900	149,373
Uniden Corp. (b)	29,000	51,144
Unimat Life Corp.	7,600	64,286
Union Tool Co. (b)	3,700	78,199
Unitika, Ltd. (b)	159,000	108,872
Utoc Corp.	8,600	24,722
Valor Co., Ltd.	14,200	102,444
Vital-net, Inc.	16,200	98,518
Wakamoto Pharmaceutical Co., Ltd.	9,000	35,517
Warabeya Nichiyo Co., Ltd.	5,000	62,596
Watabe Wedding Corp.	2,600	41,482

Security Description	Shares	Value

Japan—(Continued)
WATAMI Co., Ltd. (b)	9,100	$184,925
Weathernews, Inc.	2,700	33,263
Wood One Co., Ltd. (b)	20,000	50,911
Xebio Co., Ltd. (b)	10,500	152,976
Yahagi Construction Co., Ltd.	16,000	86,465
Yaizu Suisankagaku Industry Co., Ltd.	4,400	44,516
YAMABIKO Corp.	3,600	41,717
Yamatane Corp.	38,000	33,649
Yamato Corp.	12,000	39,834
Yamazen Corp.	20,200	62,101
Yaoko Co., Ltd.	3,200	93,103
Yaskawa Electric Corp.	100,000	437,635
Yellow Hat, Ltd.	7,000	27,548
Yodogawa Steel Works, Ltd.	81,000	333,798
Yokogawa Bridge Holdings Corp.	16,000	127,357
Yokohama Reito Co., Ltd.	15,000	87,988
Yokowo Co., Ltd.	7,700	33,295
Yomeishu Seizo Co., Ltd.	6,000	52,871
Yomiuri Land Co., Ltd.	13,000	38,516
Yondenko Corp.	12,000	57,517
Yonekyu Corp.	7,500	75,697
Yonex Co., Ltd.	5,900	39,393
Yorozu Corp.	8,600	71,745
Yoshimoto Kogyo Co., Ltd.	10,100	92,463
Yoshinoya Holdings Co., Ltd. (b)	170	186,361
Yuasa Trading Co., Ltd.	74,000	71,857
Yuken Kogyo Co., Ltd.	16,000	23,536
Yuki Gosei Kogyo Co., Ltd.	6,000	18,498
Yukiguni Maitake Co., Ltd.	8,280	27,503
Yurtec Corp.	17,000	91,382
Yushin Precision Equipment Co., Ltd.	3,100	36,316
Yushiro Chemical Industry Co., Ltd.	3,400	32,570
Zenrin Co., Ltd. (b)	7,800	83,899
Zensho Co., Ltd. (b)	24,300	116,040
Zeon Corp. (b)	103,000	280,623
ZERIA Pharmaceutical Co., Ltd.	10,000	109,014
Zuken, Inc.	7,800	47,870

		104,195,685

Jersey—0.2%
Charter International, Plc.	37,763	246,389
Henderson Group, Plc.	436,102	505,104
Regus, Plc.	61,047	64,156

		815,649

Liechtenstein—0.0%
Verwalt & Privat-Bank AG	2,595	152,558

Luxembourg—0.1%
Colt Telecom Group S.A. (GBP) (a)	208,005	257,550

Netherlands—2.9%
Accell Group	3,834	93,608
Arcadis NV	21,457	258,377
ASM International NV	23,464	194,893
Beter BED Holding NV	7,862	78,531

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-92

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Brunel International	5,017	$63,127
Crucell NV (a)	37,985	750,876
Draka Holding	8,139	58,438
Exact Holding NV	6,600	131,973
Fugro NV	39,425	1,249,520
Gemalto NV (a)	46,766	1,334,092
Grontmij	6,770	138,562
ICT Automatisering NV	3,033	10,660
Imtech NV	25,946	356,350
Innoconcepts	12,600	34,639
KAS Bank NV	6,827	73,561
Kendrion NV	2,301	22,786
Koninklijke BAM Groep NV	58,419	518,814
Koninklijke Boskalis Westminster NV	11,364	227,602
Koninklijke Vopak NV	17,404	695,163
Macintosh Retail Group NV	1,117	10,546
Nederland Apparatenfabriek	697	15,177
Nutreco Holdings NV	16,060	575,118
OPG Groep NV	25,264	230,961
Pharming Group NV (a)	42,017	22,574
Punch Graphix NV	10,815	14,351
SBM Offshore NV	88,128	1,169,678
Sligro Food Group NV	9,470	214,264
SNS Reaal	4,862	17,064
Super De Boer (a)	32,671	108,186
Telegraaf Media Groep NV	4,939	66,121
Ten Cate NV	13,180	227,115
TKH Group NV	13,266	133,835
Unit 4 Agresso NV	11,050	124,597
USG People NV	37,686	302,155
Van der Moolen Holding NV	23,998	43,437
Wavin NV	9,752	31,964

		9,598,715

New Zealand—0.7%
Air New Zealand, Ltd.	145,992	74,772
Auckland International Airport, Ltd.	311,250	303,066
Ebos Group, Ltd.	8,254	21,622
Fisher & Paykel Appliances Holdings, Ltd. (b)	101,700	28,373
Fisher & Paykel Healthcare Corp., Ltd.	268,005	481,589
Freightways, Ltd. (b)	54,891	92,174
Infratil, Ltd.	252,780	210,147
Mainfreight, Ltd.	39,750	93,866
Michael Hill International, Ltd.	13,427	3,435
New Zealand Oil & Gas, Ltd. (a)	136,327	104,970
Nuplex Industries, Ltd.	36,734	15,699
NZX, Ltd.	6,833	26,086
PGG Wrightson, Ltd.	58,658	34,362
Port of Tauranga, Ltd.	32,005	93,863
Rubicon, Ltd. (a)	1,637	609
Ryman Healthcare, Ltd.	146,713	118,098
Sanford, Ltd.	314	1,009
Sky City Entertainment, Ltd.	186,159	296,973
The New Zealand Refining Co., Ltd.	17,941	71,350
The Warehouse Group, Ltd.	42,287	85,870
Tower, Ltd. (a)	40,611	29,841
Vector, Ltd.	44,000	57,033

		2,244,807

Security Description	Shares	Value

Norway—1.0%
Aktiv Kapital ASA	4,667	$19,736
Austevoll Seafood ASA	11,630	22,441
Blom AS (a)	19,000	35,902
Camillo Eitzen & Co.ASA	4,200	6,623
Cermaq ASA	33,976	152,695
Copeinca ASA (a)	12,800	25,668
DNO International ASA	462,000	403,398
DOF ASA	18,020	86,924
Eitzen Chemical ASA (a)	42,083	24,722
Ekornes ASA	3,531	34,145
Ementor ASA (a)	33,800	82,066
Farstad Shipping ASA	2,200	27,686
Ganger Rolf ASA	10,700	178,617
Marine Harvest (a)	1,984,000	626,767
Norske Skogindustrier ASA (b)	126,500	232,997
Norwegian Air Shuttle AS (a)	8,200	42,772
Odfjell SE (Series A)	1,800	10,149
ODIM ASA (a)	12,900	55,555
Petrolia Drilling ASA (a)	330,000	21,088
Scana Industrier	51,000	48,773
Sevan Marine ASA (a) (b)	119,800	101,437
Solstad Offshore ASA	4,500	46,160
SpareBank 1 SMN	28,459	102,714
TGS Nopec Geophysical Co. ASA (a)	66,000	514,023
Tomra Systems ASA	32,000	118,339
Veidekke ASA	69,000	307,809

		3,329,206

Portugal—0.8%
Altri SGPS S.A.	32,303	82,619
Banco BPI S.A.	193,341	385,820
BANIF S.A.	13,296	18,166
Finibanco Holding SGPS S.A.	10,622	24,933
Inapa-Invest Particip Gesta	63,187	24,241
Mota Engil SGPS S.A.	39,660	132,576
Novabase SGPS S.A. (a)	7,827	43,066
Portucel Empresa Produtora de Pasta e Papel S.A.	171,112	327,712
REN—Redes Energeticas Nacionais S.A.	56,366	235,450
S.A.G GEST-Solucoes Automovel Globais SGPS S.A.	14,436	20,644
Semapa-Sociedade de Investimento e Gestao (b)	32,944	277,214
Sonae Industria SGPS S.A. (a)	43,507	91,475
Sonae SGPS S.A.	621,500	421,354
Sonaecom SGPS S.A. (a)	42,420	83,972
Teixeira Duarte-Engenharia Construcoes S.A.	101,510	63,277
Zon Multimedia Servicos de Telecomunicacoes e Multimedia ,SGPS, S.A.	57,902	308,001

		2,540,520

Singapore—1.2%
Allgreen Properties, Ltd.	540,000	143,889
Bukit Sembawang Estates, Ltd.	23,000	36,303
Cerebos Pacific, Ltd.	27,000	43,975
Chartered Semiconductor Manufacturing, Ltd. (a)	759,000	67,501
China Energy, Ltd.	185,000	16,075
Chuan Hup Holdings, Ltd.	125,000	12,439

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-93

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Creative Technology, Ltd.	28,450	$63,628
CSE Global, Ltd. (a)	194,000	43,453
Ezra Holdings, Ltd.	214,000	95,112
Food Empire Holdings, Ltd.	43,000	6,900
Gallant Venture, Ltd. (a)	507,000	28,383
Goodpack, Ltd.	145,000	62,940
Guocoland, Ltd.	37,000	23,854
Hi-P International, Ltd.	332,000	100,975
Ho Bee Investment, Ltd.	186,000	39,779
Hong Leong Asia, Ltd.	6,000	2,090
Hotel Plaza, Ltd.	84,000	49,702
Hotel Properties, Ltd.	115,000	70,116
Hyflux, Ltd. (b)	160,000	173,779
Jaya Holdings, Ltd.	154,000	28,373
K1 Ventures, Ltd. (a)	483,000	38,124
Keppel Land, Ltd.	304,000	290,103
Keppel Telecommunications & Transportation, Ltd.	124,000	62,809
Kim Eng Holdings, Ltd.	203,000	177,564
KS Energy Services, Ltd.	94,000	46,394
Metro Holdings, Ltd.	195,000	33,983
Midas Holdings, Ltd.	187,000	51,693
MobileOne, Ltd.	142,000	139,189
Orchard Parade Holdings, Ltd.	35,000	12,439
Parkway Holdings, Ltd.	265,000	202,308
Petra Foods, Ltd.	75,000	16,548
Raffles Education Corp., Ltd.	657,702	162,313
SC Global Developments, Ltd.	125,000	31,654
Singapore Petroleum Co., Ltd.	196,000	366,853
Singapore Post, Ltd.	430,000	219,113
Stamford Land Corp., Ltd.	86,000	13,014
Straits Asia Resources, Ltd.	242,000	130,269
Tat Hong Holdings, Ltd.	176,000	72,368
United Engineers, Ltd.	82,000	66,894
UOB-Kay Hian Holdings, Ltd.	99,000	71,604
UOL Group, Ltd.	207,000	257,112
Venture Corp., Ltd.	81,000	268,547
Wheelock Properties S, Ltd.	226,000	133,847
Wing Tai Holdings, Ltd.	300,000	138,121

		4,112,129

Spain—2.3%
Abengoa S.A.	18,306	242,525
Amper S.A.	9,031	61,494
Antena 3 de Television S.A.	36,795	146,157
Avanzit S.A.	61,530	57,138
Azkoyen S.A. (a)	1,608	5,820
Banco Guipuzcoano S.A.	47,543	308,928
Banco Pastor S.A.	71,822	396,232
Baron de Ley (a)	1,446	53,190
Bolsas y Mercados Espanoles	43,161	994,773
Campofrio Alimentacion S.A.	13,637	134,796
Cementos Portland Valderrivas S.A.	5,084	119,669
Construcciones y Auxiliar de Ferrocarriles S.A.	806	258,935
Corp. Dermoestetica (a)	11,030	42,092
Duro Felguera S.A.	27,918	168,369
Ebro Puleva S.A.	57,671	676,935

Security Description	Shares	Value

Spain—(Continued)
Elecnor S.A.	1,881	$15,955
Ercros S.A. (a)	676,302	116,403
Faes Farma S.A.	54,495	193,692
General de Alquiler de Maquinaria (a)	2,424	12,880
Gestevision Telecino S.A.	69,072	477,234
Grupo Catalana Occidente S.A.	33,959	401,392
Grupo Empresarial Ence S.A.	66,126	180,320
La Seda de Barcelona S.A.	328,744	126,236
Laboratorios Almirall S.A. (a)	35,719	308,842
Mecalux S.A.	2,029	23,544
Miquel y Costas & Miquel S.A.	3,963	66,787
Natra S.A.	5,022	28,669
Natraceutical S.A. (a)	73,246	33,955
NH Hoteles S.A.	36,213	95,952
Obrascon Huarte Lain S.A.	14,969	133,900
Papeles y Cartones de Europa S.A.	15,251	49,349
Pescanova S.A.	2,724	93,917
Prim S.A.	3,013	26,540
Prosegur Cia de Seguridad S.A.	7,813	210,253
Realia Business S.A.	74,911	191,731
Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A. (a)	34,412	34,656
Sol Melia S.A.	32,301	91,337
SOS Cuetara S.A.	21,112	141,253
Telecomunicaciones y Energia (a)	12,357	52,111
Tubacex S.A.	6,426	13,439
Tubos Reunidos S.A.	6,961	16,053
Unipapel S.A.	558	6,768
Vidrala S.A.	7,759	154,375
Viscofan S.A.	15,913	308,468
Zeltia S.A.	56,742	225,150

		7,498,214

Sweden—1.3%
AarhusKarlshamn AB	12,245	151,386
Acando AB	35,170	45,993
Active Biotech AB (a)	14,901	71,794
AddTech AB	2,452	22,190
AF AB	8,600	111,589
Axfood AB	13,316	243,208
Axis Communications AB	24,950	142,691
B&B Tools AB	8,370	44,781
BE Group AB	7,115	17,363
Beijer AB G&L	2,929	45,968
Beijer Alma AB	9,174	75,530
Billerud AB	26,100	56,235
BioGaia AB (a)	5,910	28,681
Biovitrum AB (a)	13,716	87,551
Cardo AB	7,973	134,183
Clas Ohlson AB	12,321	110,019
Elekta AB (b)	53,800	538,576
Eniro AB	66,682	50,760
Fagerhult AB	1,178	16,165
Haldex AB	9,122	28,930
Hemtex AB	13,800	25,421
HIQ International AB	18,611	49,148

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-94

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Hoganas AB	11,748	$105,899
Industrial & Financial Systems	11,624	63,390
Indutrade AB	4,282	43,723
Intrum Justitia AB (b)	36,100	235,712
JM AB	22,829	126,869
KappAhl Holding AB	25,400	90,686
Lindab International AB	25,745	131,028
Lundin Petroleum AB (a)	11,400	61,163
Medivir AB (a)	4,728	26,186
Mekonomen AB	6,461	67,376
Munters AB	22,041	62,739
NCC AB	37,386	266,629
Nibe Industrier AB	33,200	204,895
Nobia AB	56,746	130,853
Nolato AB	7,298	31,033
Peab AB	63,180	196,256
Proffice AB (a)	32,500	37,975
Q-Med AB	29,800	98,327
Rederi AB Transatlantic	6,507	19,057
Rezidor Hotel Group AB	48,455	73,870
rnb Retail and Brands AB	25,760	12,148
SAS AB (a) (b)	56,000	28,081
SkiStar AB	8,016	77,467
Studsvik AB	3,095	20,232
Sweco AB	15,485	71,286
Trelleborg AB	3,158	11,970

		4,393,012

Switzerland—5.5%
Acino Holding AG	1,088	146,102
Advanced Digital Broadcast Holdings S.A. (a)	1,435	27,708
Affichage Holding Genf	238	20,402
Allreal Holding AG	3,914	412,152
Aryzta AG	35,592	849,799
Ascom Holding AG	5,888	43,922
Bachem Holding AG	1,216	66,173
Baloise Holdings AG	39,640	2,527,839
Bank Coop AG	1,165	71,053
Bank Sarasin & Cie AG	23,960	503,829
Banque Cantonale de Geneve	98	17,114
Banque Cantonale Vaudoise	2,515	835,098
Banque Privee Edmond de Rothschild S.A.	3	65,819
Barry Callebaut AG	781	356,475
Basilea Pharmaceutica (a)	3,755	234,141
Bell Holding AG	30	36,241
Bellevue Group AG	2,312	74,264
Berner Kantonalbank AG	1,624	338,469
Bobst group AG	4,586	93,428
Bossard Holding AG	312	10,394
Bucher Industries AG	1,360	96,632
Card Guard AG (a)	4,907	64,582
Centralschweizerische Kraftwerke AG	183	61,010
Clariant AG	193,371	746,864
Conzzeta AG	29	32,580
Cytos Biotechnology AG (a)	2,344	24,687
Daetwyler Holding AG	2,001	70,175
Dufry Group	4,487	67,770

Security Description	Shares	Value

Switzerland—(Continued)
Edipresse S.A.	41	$8,519
EFG International AG	21,443	159,837
Elektrizitaets-Gesellschaft Laufenburg AG	98	79,122
Emmi AG	517	45,824
EMS-Chemie Holding AG	6,620	469,444
Energiedienst Holding AG	2,585	111,153
Flughafen Zuerich AG	1,441	259,256
Forbo Holding AG	1,357	200,103
Galenica AG	2,555	737,240
Georg Fischer AG (a)	3,447	402,966
Gurit Holding AG	296	90,665
Helvetia Holding AG	2,670	568,495
Industrieholding Cham AG	202	36,338
Interroll Holding AG	45	7,895
Kardex AG	1,981	48,799
Komax Holding AG	1,309	53,827
Kudelski S.A.	24,724	234,364
Kuoni Reisen Holding AG	1,794	434,302
LEM Holding S.A.	133	17,489
Logitech International S.A. (a)	110,236	1,138,028
Luzerner Kantonalbank AG	719	151,431
Metall Zug AG	19	27,907
Micronas Semiconductor Holding AG	3,111	8,189
Mikron Holding AG (a)	474	1,244
Mobilezone Holding AG	2,961	17,795
Mobimo Holding AG (a)	1,420	181,207
Nobel Biocare Holding AG	50,446	860,465
OC Oerlikon Corp. AG (a)	5,941	189,420
Panalpina Welttransport Holding AG	5,159	253,216
Partners Group Holding AG	7,688	461,456
Petroplus Holdings AG	10,284	144,616
Phoenix Mecano AG	179	38,485
Precious Woods Holding AG (a)	752	19,804
Quadrant AG (a)	2,085	105,890
Romande Energie Holding S.A.	95	150,162
Schaffner Holding AG	238	29,704
Schulthess Group	4,176	164,266
Schweizerische National-Versicherungs-Gesellschaft	213	93,847
Siegfried Holding AG	826	40,228
Sika AG	410	304,144
St. Galler Kantonalbank	839	270,453
Straumann Holding AG (b)	1,231	190,279
Sulzer AG	4,663	239,698
Swisslog Holding AG (a)	159,223	75,356
Swissquote Group Holding S.A.	7,380	265,622
Tamedia AG	242	9,067
Tecan Group AG	3,856	102,982
Temenos Group AG (a) (b)	30,376	328,013
Valora Holding AG	1,021	129,930
Vaudoise Assurances Holding S.A.	57	6,988
Vontobel Holding AG	19,853	367,245
VZ Holding AG	171	5,263
Walliser Kantonalbank	96	40,142
Walter Meier AG	50	2,336
Ypsomed Holding AG (a)	273	18,418
Zehnder Group AG	73	46,423
Zuger Kantonalbank AG	1	3,387

		18,343,466

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-95

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—14.3%
Aberdeen Asset Management, Plc.	482,394	$883,733
Aggreko, Plc.	169,004	1,187,810
Air Partner, Plc.	992	5,554
Alterian, Plc. (a)	16,484	13,433
Anite, Plc.	88,686	33,946
Antisoma, Plc. (a)	417,909	158,431
Arena Leisure, Plc.	56,506	14,531
Ark Therapeutics Group, Plc. (a)	62,448	33,918
Ashmore Group, Plc.	158,978	346,090
Atkins WS, Plc.	76,087	538,196
Aveva Group, Plc.	36,046	290,307
Axis-Shield, Plc. (a)	9,780	41,262
Babcock International Group	150,101	921,502
Barr (A.G.), Plc.	219	3,896
BBA Avation, Plc.	71,917	84,501
Beazley Group, Plc.	262,392	322,691
Bioquell, Plc. (a)	5,000	8,150
Bloomsbury Publishing, Plc.	32,198	52,030
BlueBay Asset Management, Plc. (a)	30,165	53,655
Bodycote, Plc.	46,656	82,924
BPP Holdings, Plc.	3,858	19,858
Braemar Shipping Services, Plc.	1,225	3,865
Brammer, Plc.	16,875	18,749
Brewin Dolphin Holdings, Plc.	32,352	54,590
Brit Insurance Holdings, Plc.	236,057	606,764
British Polythene Industries	3,434	5,975
Britvic, Plc.	107,339	346,989
BTG, Plc. (a)	68,329	121,030
Burberry Group, Plc. (b)	312,968	1,250,003
Business Post Group, Plc.	1,868	6,676
Care UK, Plc.	4,120	14,886
Carillion, Plc.	238,276	825,952
Carpetright, Plc. (b)	22,006	129,790
Carphone Warehouse Group, Plc.	26,801	48,105
Centaur Media, Plc.	92,526	30,767
Charles Stanley Group, Plc.	548	1,264
Charles Taylor Consulting, Plc.	428	1,167
Chemring Group, Plc.	19,679	531,862
Chesnara, Plc.	14,733	27,966
Chloride Group	145,380	257,551
Close Brothers Group, Plc.	98,159	753,912
Computacenter, Plc.	42,354	69,546
Connaught, Plc.	68,406	296,006
Consort Medical, Plc.	18,608	90,112
Corin Group, Plc.	16,154	12,237
Costain Group, Plc. (a)	63,612	20,691
Cranswick, Plc.	1,476	12,236
Croda International	78,047	588,257
CSR, Plc. (a)	92,553	323,566
Daily Mail & General Trust (b)	205,019	684,638
Dairy Crest Group, Plc.	95,400	358,738
Dana Petroleum, Plc. (a)	39,556	628,712
Davis Service Group, Plc.	34,402	128,718
Debenhams, Plc.	598,241	410,933
Dechra Pharmaceuticals, Plc.	9,506	56,779
Delta, Plc.	24,968	38,727
Devro, Plc.	25,818	32,374

Security Description	Shares	Value

United Kingdom—(Continued)
Dignity, Plc.	34,648	$265,572
Dimension Data Holdings, Plc.	1,102,265	642,782
Diploma, Plc.	25,948	34,213
Domino Printing Sciences	70,471	189,428
DS Smith, Plc.	58,628	41,662
Dunelm Group, Plc.	8,929	27,778
E2V Technologies, Plc.	5,594	3,299
Electrocomponents, Plc.	283,259	506,437
Elementis, Plc.	42,661	16,671
Emerald Energy, Plc.	16,500	106,153
Euromoney Institutional Investor, Plc.	15,106	44,069
Evolution Group, Plc.	143,415	197,994
Fidessa Group, Plc.	14,827	172,334
Filtrona, Plc.	129,023	238,072
Forth Ports, Plc.	22,910	297,014
Galiform, Plc.	345,962	82,813
Galliford Try, Plc.	48,725	27,786
Game Group, Plc.	36,827	79,251
Genus, Plc.	36,981	280,204
GKN, Plc.	592,697	576,979
Go-Ahead Group, Plc.	21,570	337,528
Goldshield Group, Plc.	2,518	11,200
Greggs, Plc.	5,168	254,367
Halfords Group, Plc.	20,077	83,802
Halma, Plc.	198,998	469,617
Hampson Industries, Plc.	16,692	21,586
Hardy Oil & Gas, Plc.	562	1,522
Hardy Underwriting Bermuda, Ltd.	4,477	16,508
Hargreaves Lansdown, Plc.	121,563	357,668
Hays, Plc.	900,038	932,727
Headlam Group, Plc.	56,842	186,373
Helical Bar, Plc.	16,621	68,223
Helphire, Plc.	40,726	14,092
Heritage Oil, Ltd.	50,948	241,496
Hikma Pharmaceuticals, Plc.	82,141	424,133
HMV Group, Plc.	209,159	386,899
Hochschild Mining, Plc.	24,362	74,087
Hogg Robinson Group, Plc.	20,946	4,643
Homeserve, Plc.	34,128	570,005
Hornby, Plc.	1,884	1,837
Hunting, Plc.	38,110	216,393
Hyder Consulting, Plc.	15,837	17,207
IG Group Holdings, Plc.	216,305	542,112
Imagination Technologies Group, Plc. (a)	17,117	19,470
IMI, Plc.	128,598	497,776
Informa, Plc.	226,162	847,540
Intermediate Capital Group, Plc.	72,434	313,501
International Personal Finance, Plc. (b)	167,310	215,352
Interserve, Plc.	78,421	208,320
Intertek Group, Plc.	103,219	1,306,460
IP Group, Plc. (a)	67,003	31,624
ITE Group, Plc.	11,205	10,361
ITV, Plc.	2,777,361	749,817
Jardine Lloyd Thompson Group, Plc.	95,216	596,969
JKX Oil & Gas, Plc.	4,866	15,331
John Menzies, Plc.	6,010	5,189
Kcom Group, Plc.	394,746	98,740

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-96

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Kofax, Plc.	6,198	$10,191
Ladbrokes, Plc.	336,398	876,691
Latchways, Plc.	918	6,352
Logica, Plc.	1,142,370	1,040,230
Mcbride, Plc.	112,043	184,123
Meggitt, Plc.	558,568	1,023,918
Melrose Resources, Plc.	8,144	25,736
Michael Page International, Plc.	93,722	245,439
Micro Focus International, Plc.	69,300	298,882
Misys, Plc.	241,100	434,541
Mitie Group	176,827	472,679
Mondi, Plc.	308,541	652,028
Morgan Crucible Co.	169,517	203,744
Morgan Sindall, Plc.	8,278	67,409
Mothercare, Plc.	53,760	297,745
Mouchel Group, Plc.	32,678	138,508
N. Brown Group, Plc.	17,489	47,334
National Express Group, Plc.	95,515	206,126
NCC Group, Plc.	6,751	27,024
Northern Foods, Plc.	336,015	245,264
Novae Group, Plc.	9,363	46,132
Optos, Plc. (a)	15,883	8,403
Oxford Instruments, Plc.	10,252	16,090
PayPoint, Plc.	16,746	87,140
Persimmon, Plc. (b)	10,825	53,609
Phoenix IT Group, Ltd.	17,631	36,587
Premier Farnell, Plc.	194,041	330,058
Premier Oil, Plc.	29,575	447,086
Prostrakan Group, Plc. (a)	21,679	19,199
Provident Financial, Plc.	84,106	1,006,349
Psion, Plc.	46,835	34,828
PV Crystalox Solar, Plc. (a)	147,211	178,414
PZ Cussons, Plc.	133,219	297,244
QinetiQ, Plc.	197,897	373,596
Rank Group, Plc.	256,906	269,212
Rathbone Brothers	24,973	275,725
REA Holdings, Plc.	1,120	3,865
Renishaw, Plc.	21,312	75,626
Renovo Group, Plc.	13,825	5,136
Rensburg Sheppards, Plc.	6,176	35,311
Rentokil Initial, Plc.	83,666	53,212
Restaurant Group, Plc.	107,334	206,923
Rightmove, Plc.	51,550	192,582
RM, Plc.	49,467	109,266
Robert Walters, Plc.	8,764	9,617
Robert Wiseman Dairies, Plc.	5,551	26,907
ROK, Plc.	91,430	65,055
Rotork, Plc.	45,982	559,989
Savills, Plc.	28,613	96,482
SDL, Plc. (a)	17,220	70,805
Severfield-Rowen, Plc.	18,156	38,559
Shanks Group, Plc.	53,902	42,785
Smiths News, Plc.	30,398	35,817
Soco International, Plc. (a)	30,876	521,326
Spectris, Plc.	75,025	431,683
Spirax-Sarco Engineering, Plc.	42,679	511,112
Spirent Communications, Plc.	237,554	167,493

Security Description	Shares	Value

United Kingdom—(Continued)
SSL International, Plc.	124,284	$795,423
St. James’s Place, Plc.	86,208	204,686
Sthree, Plc.	36,383	90,336
T. Clarke, Plc.	1,419	2,537
Ted Baker, Plc.	2,338	11,490
Telecom Plus, Plc.	6,811	29,518
Thorntons, Plc.	42,472	38,208
Tomkins, Plc.	739,996	1,279,941
Topps Tiles, Plc.	106,295	52,914
Tribal Group, Plc.	14,405	20,006
TT electronics, Plc.	52,537	15,000
Tullett Prebon, Plc.	112,046	336,855
United Business Media, Ltd.	152,069	926,295
UTV Media, Plc.	54,341	47,031
Venture Production, Plc.	37,037	421,434
Victrex, Plc.	43,917	317,798
Vislink, Plc.	79,800	26,228
VT Group, Plc.	71,633	483,719
WH Smith, Plc.	85,603	433,485
William Hill, Plc.	189,786	460,037
Wincanton, Plc.	67,693	158,761
Wolfson Microelectronics, Plc. (a)	84,440	127,116
WSP Group, Plc.	8,613	29,408
Xaar, Plc.	12,846	10,515
Xchanging, Plc.	127,657	370,226
Yule Catto & Co., Plc.	46,758	30,695

		47,830,386

Total Common Stock (Identified Cost $363,646,424)		327,608,190

Units—0.5%

Australia—0.1%
ConnectEast Group	1,029,727	289,800
DUET Group	51,985	59,510

		349,310

Ireland—0.1%
Grafton Group, Plc.	110,585	244,994
Irish Continental Group, Plc.	2,602	47,201

		292,195

United Kingdom—0.3%
Berkeley Group Holdings, Plc.	66,819	844,884

Total Units (Identified Cost $1,720,300)		1,486,389

Investment Companies—0.1%

Australia—0.1%
Australian Infrastructure Fund	273,071	312,966

Total Investment Companies (Identified Cost $303,809)		312,966

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-97

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Rights—0.1%

Security Description	Shares	Value

Australia—0.0%
IBA Health, Ltd. (a)	81,602	$3,389
Prime Media Group, Ltd. (a)	656	218
Prime Media Group, Ltd. (a)	655	14

		3,621

Finland—0.0%
Pohjola Bank, Plc. (a)	83,114	112,738

Italy—0.0%
Seat Pagine Gialle S.p.A. (a)	4,576	28,522

Singapore—0.0%
Chartered Semiconductor Manufacturing, Ltd. (a)	2,049,300	60,628

Spain—0.0%
Avanzit S.A. (a) (c)	61,530	0

Sweden—0.0%
SAS AB (a) (b)	784,000	66,490

United Kingdom—0.1%
Beazley Group, Plc. (a)	124,290	89
William Hill, Plc. (a)	189,786	173,656

		173,745

Total Rights (Identified Cost $747,346)		445,744

Warrants—0.0%

Australia—0.0%
Geodynamics, Ltd. (a) (c)	13,402	0

Total Warrants (Identified Cost $0)		0

Short Term Investments—10.1%
Security Description	Shares/Par Amount	Value

United States—10.1%
State Street Navigator Securities Lending Prime Portfolio (d)	31,835,448	31,835,448
State Street Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $1,897,001 on 04/01/09, collateralized by $1,850,000 Federal Home Loan Bank 4.375% due 09/17/10 with a value of $1,938,060.	$1,897,000	1,897,000

Total Short Term Investments (Identified Cost $33,732,448)		33,732,448

Total Investments—109.0% (Identified Cost $400,150,327) (e)		363,585,737
Liabilities in excess of other assets		(29,878,522)

Net Assets—100%		$333,707,215

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $30,259,029 and the collateral received consisted of cash in the amount of $31,835,448 and non-cash collateral with a value of $544,012. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, these are excluded from the Statement of Assets and Liabilities.
(c)	Zero Valued Security.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $400,150,327 and the composition of unrealized appreciation and depreciation of investment securities was $19,993,235 and $(56,557,835), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(NOK)—	Norwegian Krone

Ten Largest Industries as of March 31, 2009	Percentage of Net Assets
Machinery	5.4%
Diversified Financial Services	4.9%
Metals & Mining	4.7%
Chemicals	4.5%
Commercial Banks	4.5%
Construction & Engineering	4.3%
Food Products	3.8%
Media	3.8%
Commercial & Professional Services	3.8%
Electronic Equipment, Instruments & Components	3.7%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-98

Metropolitan Series Fund, Inc.

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$31,835,448	$0
Level 2—Other Significant Observable Inputs	331,750,289	0
Level 3—Significant Unobservable Inputs	0	0

Total	$363,585,737	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-99

Metropolitan Series Fund, Inc.

MetLife Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
BlackRock Large Cap Core Portfolio, (Class A) (a)	1,121,246	$6,693,842
BlackRock Large Cap Value Portfolio, (Class A) (b)	1,235,886	8,997,251
Clarion Global Real Estate Portfolio, (Class A) (a)	445,136	2,586,237
Davis Venture Value Portfolio, (Class A) (b)	868,654	16,704,223
Dreman Small Cap Value Portfolio, (Class A) (a)	640,090	5,242,340
FI Mid Cap Opportunities Portfolio, (Class A) (b)	601,883	5,561,396
Harris Oakmark International Portfolio, (Class A) (a)	942,157	7,235,768
Jennison Growth Portfolio, (Class A) (b)	1,313,882	10,195,726
Julius Baer International Stock Portfolio, (Class A) (b)	1,024,148	6,687,683
Lazard Mid-Cap Portfolio, (Class A) (a)	869,522	5,469,293
Legg Mason Value Equity Portfolio, (Class A) (a)	1,683,361	6,750,279
Met/AIM Small Cap Growth Portfolio, (Class A) (a)	733,861	5,768,149
Met/Dimensional International Small Company Portfolio, (Class A) (b)	463,941	4,142,991
MetLife Stock Index Portfolio, (Class A) (b)	491,218	9,622,952
MFS Research International Portfolio, (Class A) (a)	1,080,555	6,926,354
MFS Value Portfolio, (Class A) (b)	1,002,972	8,194,281
Neuberger Berman Mid Cap Value Portfolio, (Class A) (b)	547,781	5,401,124

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Russell 2000 Index Portfolio, (Class A) (b)	356,912	$2,698,254
T. Rowe Price Large Cap Growth Portfolio, (Class A) (b)	1,135,286	10,308,400
Van Eck Global Natural Resources Portfolio, (Class A) (b)	294,004	2,940,042

Total Mutual Funds (Identified Cost $243,132,714)		138,126,585

Total Investments—100.0% (Identified Cost $243,132,714) (c)		138,126,585
Liabilities in excess of other assets		(9,515)

Net Assets—100%		$138,117,070

(a)	A Portfolio of the Met Investors Series Trust.
(b)	A Portfolio of the Metropolitan Series Fund, Inc.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $243,132,714 and the composition of unrealized appreciation and depreciation of investment securities was $11,150 and $(105,017,279), respectively.

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$138,126,585	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$138,126,585	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-100

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
BlackRock Bond Income Portfolio, (Class A) (a)	532,189	$54,560,028
BlackRock High Yield Portfolio, (Class A) (b)	901,559	5,535,570
BlackRock Large Cap Core Portfolio, (Class A) (b)	426,914	2,548,675
BlackRock Large Cap Value Portfolio, (Class A) (a)	673,761	4,904,981
Davis Venture Value Portfolio, (Class A) (a)	412,877	7,939,627
Dreman Small Cap Value Portfolio, (Class A) (b)	305,302	2,500,427
FI Mid Cap Opportunities Portfolio, (Class A) (a)	285,361	2,636,737
Harris Oakmark International Portfolio, (Class A) (b)	357,546	2,745,951
Jennison Growth Portfolio, (Class A) (a)	355,029	2,755,027
Julius Baer International Stock Portfolio, (Class A) (a)	389,450	2,543,107
Lazard Mid-Cap Portfolio, (Class A) (b)	413,714	2,602,259
Legg Mason Value Equity Portfolio, (Class A) (b)	640,967	2,570,278
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	809,334	8,174,275
Met/AIM Small Cap Growth Portfolio, (Class A) (b)	348,206	2,736,897
Met/Dimensional International Small Company Portfolio, (Class A) (a)	293,676	2,622,525
MetLife Stock Index Portfolio, (Class A) (a)	133,480	2,614,871
MFS Research International Portfolio, (Class A) (b)	410,786	2,633,140
Neuberger Berman Mid Cap Value Portfolio, (Class A) (a)	260,845	2,571,936

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	1,624,707	$17,173,151
PIMCO Total Return Portfolio, (Class A) (b)	5,582,363	66,318,467
Russell 2000 Index Portfolio, (Class A) (a)	340,050	2,570,775
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	613,762	5,572,962
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	4,681,738	48,315,532
Western Asset Management U.S. Government Portfolio, (Class A) (a)	1,369,550	16,434,595

Total Mutual Funds (Identified Cost $313,969,756)		271,581,793

Total Investments—100.0% (Identified Cost $313,969,756) (c)		271,581,793
Liabilities in excess of other assets		(47,191)

Net Assets—100%		$271,534,602

(a)	A Portfolio of the Metropolitan Series Fund, Inc.
(b)	A Portfolio of the Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $313,969,756 and the unrealized depreciation of investment securities was $(42,387,963).

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$271,581,793	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$271,581,793	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-101

Metropolitan Series Fund, Inc.

MetLife Conservative To Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
BlackRock Bond Income Portfolio, (Class A) (a)	782,829	$80,255,676
BlackRock High Yield Portfolio, (Class A) (b)	2,411,654	14,807,557
BlackRock Large Cap Core Portfolio, (Class A) (b)	2,270,661	13,555,848
BlackRock Large Cap Value Portfolio, (Class A) (a)	3,577,597	26,044,907
Clarion Global Real Estate Portfolio, (Class A) (b)	1,127,243	6,549,279
Davis Venture Value Portfolio, (Class A) (b)	1,830,388	35,198,354
Dreman Small Cap Value Portfolio, (Class A) (b)	1,620,698	13,273,514
FI Mid Cap Opportunities Portfolio, (Class A) (a)	760,613	7,028,068
Harris Oakmark International Portfolio, (Class A) (b)	1,904,081	14,623,338
Jennison Growth Portfolio, (Class A) (a)	1,896,011	14,713,049
Julius Baer International Stock Portfolio, (Class A) (a)	2,073,035	13,536,920
Lazard Mid-Cap Portfolio, (Class A) (b)	1,100,218	6,920,372
Legg Mason Value Equity Portfolio, (Class A) (b)	3,406,560	13,660,306
Lord Abbett Bond Debenture Portfolio, (Class A) (b)	1,443,265	14,576,973
Met/AIM Small Cap Growth Portfolio, (Class A) (b)	1,854,938	14,579,812
Met/Dimensional International Small Company Portfolio, (Class A) (a)	782,045	6,983,663
MetLife Stock Index Portfolio, (Class A) (a)	1,065,226	20,867,768
MFS Research International Portfolio, (Class A) (b)	3,283,148	21,044,979
MFS Value Portfolio, (Class A) (a)	846,092	6,912,573
Neuberger Berman Mid Cap Value Portfolio, (Class A) (a)	1,385,855	13,664,535

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
PIMCO Inflation Protected Bond Portfolio, (Class A) (b)	2,173,637	$22,975,341
PIMCO Total Return Portfolio, (Class A) (b)	13,682,583	162,549,086
Russell 2000 Index Portfolio, (Class A) (a)	903,341	6,829,259
T. Rowe Price Large Cap Growth Portfolio, (Class A) (a)	2,457,670	22,315,645
Van Eck Global Natural Resources Portfolio, (Class A) (a)	742,505	7,425,048
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (a)	10,426,181	107,598,188
Western Asset Management U.S. Government Portfolio, (Class A) (a)	2,442,537	29,310,448

Total Mutual Funds (Identified Cost $929,977,154)		717,800,506

Total Investments—100.0% (Identified Cost $929,977,154) (c)		717,800,506
Liabilities in excess of other assets		(144,045)

Net Assets—100%		$717,656,461

(a)	A Portfolio of the Metropolitan Series Fund, Inc.
(b)	A Portfolio of the Met Investors Series Trust.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $929,977,154 and the composition of unrealized appreciation and depreciation of investment securities was $437,211 and $(212,613,859), respectively.

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$717,800,506	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$717,800,506	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-102

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—95.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Alliant Techsystems, Inc. (a) (b)	15,835	$1,060,628
BE Aerospace, Inc. (b)	48,871	423,712

		1,484,340

Airlines—0.3%
Airtran Holdings, Inc. (a) (b)	57,819	263,076
Alaska Air Group, Inc. (b)	17,558	308,494
JetBlue Airways Corp. (b)	88,918	324,551

		896,121

Auto Components—0.6%
BorgWarner, Inc. (a)	55,892	1,134,607
Gentex Corp. (a)	66,582	663,157

		1,797,764

Automobiles—0.1%
Thor Industries, Inc. (a)	17,165	268,117

Beverages—0.6%
Hansen Natural Corp. (b)	34,987	1,259,532
PepsiAmericas, Inc.	27,718	478,135

		1,737,667

Biotechnology—1.4%
OSI Pharmaceuticals, Inc. (a) (b)	28,021	1,072,083
United Therapeutics Corp. (b)	11,255	743,843
Vertex Pharmaceuticals, Inc. (b)	83,656	2,403,437

		4,219,363

Building Products—0.2%
Lennox International, Inc.	22,665	599,716

Capital Markets—1.8%
Affiliated Managers Group, Inc. (b)	19,868	828,694
Apollo Investment Corp. (a)	68,802	239,431
Eaton Vance Corp.	56,554	1,292,259
Jefferies Group, Inc.	59,374	819,361
Raymond James Financial, Inc. (a)	47,454	934,844
SEI Investments Co.	64,751	790,610
Waddell & Reed Financial, Inc. (Class A)	41,087	742,442

		5,647,641

Chemicals—3.6%
Airgas, Inc.	39,341	1,330,119
Albemarle Corp.	44,206	962,365
Ashland Inc.	32,078	331,366
Cabot Corp.	31,631	332,442
Cytec Industries, Inc.	22,812	342,636
FMC Corp.	35,079	1,513,308
Lubrizol Corp.	32,809	1,115,834
Minerals Technologies, Inc.	9,043	289,828
Olin Corp.	37,514	535,325
RPM International, Inc.	62,121	790,800
Sensient Technologies Corp.	23,523	552,791

Security Description	Shares	Value

Chemicals—(Continued)
Terra Industries, Inc.	48,233	$1,354,865
The Scotts Miracle-Gro Co.	21,246	737,236
Valspar Corp.	48,389	966,328

		11,155,243

Commercial & Professional Services—1.6%
Clean Harbors, Inc. (b)	9,766	468,768
Copart, Inc. (b)	30,618	908,130
Corrections Corp. of America (b)	58,037	743,454
Deluxe Corp.	24,756	238,400
Herman Miller, Inc.	25,969	276,830
HNI Corp. (a)	21,442	222,997
Mine Safety Appliances Co. (a)	14,368	287,647
Rollins, Inc.	19,927	341,748
The Brink’s Co.	19,577	518,008
Waste Connections, Inc. (b)	38,632	992,842

		4,998,824

Commercial Banks—3.7%
Associated Banc-Corp (a)	61,874	955,335
BancorpSouth, Inc.	34,979	728,962
Bank Hawaii Corp.	23,100	761,838
Cathay General Bancorp (a)	23,967	249,976
City National Corp.	19,579	661,183
Commerce Bancshares, Inc.	31,950	1,159,785
Cullen/Frost Bankers, Inc.	28,744	1,349,243
FirstMerit Corp.	39,321	715,642
Fulton Financial Corp.	84,869	562,682
International Bancshares Corp.	24,559	191,560
PacWest Bancorp (a)	11,870	170,097
SVB Financial Group (b)	15,932	318,799
Synovus Financial Corp. (a)	135,835	441,464
TCF Financial Corp.	54,363	639,309
The Colonial BancGroup, Inc. (b)	97,939	88,145
Trustmark Corp.	23,572	433,253
Valley National Bancorp	65,321	808,021
Webster Finanical Corp.	25,583	108,728
Westamerica Bancorp (a)	13,969	636,428
Wilmington Trust Corp.	33,435	323,985

		11,304,435

Communications Equipment—1.2%
3Com Corp. (a) (b)	187,104	578,151
ADC Telecommunications, Inc. (a) (b)	46,737	205,175
Adtran, Inc.	26,422	428,301
Avocent Corp. (a) (b)	22,150	268,901
CommScope, Inc. (a) (b)	35,108	398,827
F5 Networks, Inc. (a) (b)	38,408	804,648
Plantronics, Inc.	23,542	284,152
Polycom, Inc. (b)	40,434	622,279

		3,590,434

Computers & Peripherals—1.3%
Diebold, Inc.	32,020	683,627
Imation Corp. (a)	14,604	111,721

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-103

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Computers & Peripherals—(Continued)
NCR Corp. (b)	76,532	$608,429
Palm, Inc. (a) (b)	64,916	559,576
Western Digital Corp. (b)	107,692	2,082,763

		4,046,116

Construction & Engineering—2.5%
Aecom Technology Corp. (b)	44,052	1,148,876
Dycom Industries, Inc. (b)	19,082	110,485
Granite Construction, Inc. (a)	15,913	596,419
KBR, Inc.	78,280	1,081,047
Quanta Services, Inc. (b)	94,324	2,023,250
The Shaw Group, Inc. (b)	40,412	1,107,693
URS Corp. (b)	41,101	1,660,891

		7,728,661

Construction Materials—0.5%
Martin Marietta Materials, Inc. (a)	20,032	1,588,538

Consumer Finance—0.1%
AmeriCredit Corp. (a) (b)	63,693	373,241

Containers & Packaging—1.1%
AptarGroup, Inc.	32,798	1,021,330
Greif, Inc.	16,528	550,217
Packaging Corp. of America	49,537	644,972
Sonoco Products Co.	48,246	1,012,201
Temple-Inland, Inc. (a)	51,523	276,678

		3,505,398

Distributors—0.3%
LKQ Corp. (b)	67,695	966,008

Diversified Consumer Services—2.6%
Brink’s Home Security Holdings, Inc. (b)	19,706	445,356
Career Education Corp. (a) (b)	35,604	853,072
Corinthian Colleges, Inc. (a) (b)	41,710	811,260
DeVry, Inc.	29,795	1,435,523
ITT Educational Services, Inc. (a) (b)	15,213	1,847,162
Matthews International Corp.	14,925	429,989
Regis Corp.	20,905	302,077
Service Corp. International (a)	123,653	431,549
Sotheby’s (a)	32,453	292,077
Strayer Education, Inc. (a)	6,816	1,225,994

		8,074,059

Diversified Telecommunication Services—0.1%
Cincinnati Bell, Inc. (a) (b)	110,242	253,557

Electric Utilities—1.7%
DPL, Inc.	56,100	1,264,494
Great Plains Energy, Inc.	57,673	776,855
Hawaiian Electric Industries, Inc.	43,833	602,265
IDACORP, Inc.	22,694	530,132
NV Energy, Inc.	113,358	1,064,432
Westar Energy, Inc.	52,482	920,010

		5,158,188

Security Description	Shares	Value

Electrical Equipment—1.7%
Ametek, Inc.	51,646	$1,614,970
Hubbell, Inc. (Class B)	27,283	735,550
Roper Industries, Inc. (a)	43,427	1,843,476
Thomas & Betts Corp. (b)	25,788	645,216
Woodward Governor Co.	26,575	297,109

		5,136,321

Electronic Equipment, Instruments & Components—2.4%
Arrow Electronics, Inc.	57,731	1,100,353
Avnet, Inc. (b)	72,587	1,270,998
Ingram Micro, Inc. (b)	78,141	987,702
Itron, Inc. (b)	17,781	841,930
Mettler Toledo International, Inc. (b)	16,254	834,318
National Instruments Corp. (a)	27,009	503,718
Tech Data Corp. (b)	24,197	527,011
Trimble Navigation, Ltd. (b)	57,614	880,342
Vishay Intertechnology, Inc. (b)	90,249	314,067

		7,260,439

Energy Equipment & Services—2.9%
Exterran Holdings, Inc. (a) (b)	29,832	477,909
FMC Technologies, Inc. (b)	60,816	1,907,798
Helix Energy Solutions Group, Inc. (a) (b)	47,597	244,649
Helmerich & Payne, Inc. (a)	50,951	1,160,154
Oceaneering International, Inc. (b)	26,426	974,327
Patterson-UTI Energy, Inc. (a)	74,065	663,622
Pride International, Inc. (b)	83,971	1,509,798
Superior Energy Services, Inc. (b)	37,756	486,675
Tidewater, Inc. (a)	24,933	925,762
Unit Corp. (a) (b)	22,863	478,294

		8,828,988

Food & Staples Retailing—0.4%
BJ’s Wholesale Club, Inc. (b)	28,449	910,083
Ruddick Corp. (a)	19,008	426,730

		1,336,813

Food Products—1.4%
Corn Products International, Inc.	36,159	766,571
Flowers Foods, Inc.	38,262	898,392
Lancaster Colony Corp.	9,607	398,498
Ralcorp Holdings, Inc. (b)	27,364	1,474,372
Smithfield Foods, Inc. (a) (b)	57,482	543,780
Tootsie Roll Industries, Inc. (a)	12,884	279,837

		4,361,450

Gas Utilities—2.1%
AGL Resources, Inc.	37,204	987,022
Energen Corp.	34,687	1,010,432
National Fuel Gas Co.	38,467	1,179,783
ONEOK, Inc.	50,912	1,152,139
UGI Corp.	52,254	1,233,717
WGL Holdings, Inc.	24,249	795,367

		6,358,460

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-104

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—4.1%
Beckman Coulter, Inc.	30,566	$1,559,172
Edwards Lifesciences Corp. (b)	27,031	1,638,889
Gen-Probe, Inc. (b)	25,319	1,154,040
Hill-Rom Holdings, Inc. (a)	30,272	299,390
Hologic, Inc. (a) (b)	124,008	1,623,265
IDEXX Laboratories, Inc. (a) (b)	28,605	989,161
Immucor, Inc. (b)	34,034	855,955
Kinetic Concepts, Inc. (a) (b)	26,612	562,045
Masimo Corp. (a) (b)	23,324	675,929
ResMed, Inc. (b)	36,709	1,297,296
STERIS Corp.	28,270	658,126
Teleflex, Inc.	19,130	747,792
Thoratec Corp. (b)	27,291	701,106

		12,762,166

Health Care Providers & Services—3.0%
Community Health Systems, Inc. (a) (b)	44,269	679,087
Health Management Associates, Inc. (Class A) (a) (b)	119,304	307,804
Health Net, Inc. (b)	50,171	726,476
Henry Schein, Inc. (a) (b)	43,230	1,729,632
Kindred Healthcare, Inc. (b)	14,493	216,670
LifePoint Hospitals, Inc. (b)	25,202	525,714
Lincare Holdings, Inc. (b)	35,989	784,560
Omnicare, Inc.	50,439	1,235,251
Owens & Minor, Inc.	20,017	663,163
Psychiatric Solutions, Inc. (a) (b)	27,065	425,732
Universal Health Services, Inc. (Class B)	23,931	917,515
VCA Antech, Inc. (a) (b)	40,979	924,077
Wellcare Group, Inc. (b)	20,432	229,860

		9,365,541

Health Care Technology—0.5%
Cerner Corp. (a) (b)	32,643	1,435,313

Hotels, Restaurants & Leisure—1.7%
Bob Evans Farms, Inc. (a)	14,850	332,937
Boyd Gaming Corp. (a) (b)	27,285	101,773
Brinker International, Inc.	49,291	744,294
Chipotle Mexican Grill, Inc. (Class A) (a) (b)	15,906	1,055,840
International Speedway Corp. (Class A)	13,432	296,310
Life Time Fitness, Inc. (a) (b)	16,864	211,812
Panera Bread Co. (a) (b)	14,952	835,817
Scientific Games Corp. (a) (b)	31,452	380,884
The Cheesecake Factory (b)	28,912	331,042
Wendy’s/Arby’s Group, Inc.	202,263	1,017,383

		5,308,092

Household Durables—1.5%
American Greetings Corp. (Class A) (a)	21,970	111,168
Blyth, Inc.	2,925	76,430
M.D.C. Holdings, Inc.	17,835	555,382
Mohawk Industries, Inc. (a) (b)	27,151	811,001
NVR, Inc. (b)	2,761	1,181,018
Ryland Group, Inc. (a)	20,741	345,545

Security Description	Shares	Value

Household Durables—(Continued)
Toll Brothers, Inc. (b)	62,776	$1,140,012
Tupperware Brands Corp.	30,264	514,185

		4,734,741

Household Products—1.0%
Church & Dwight Co., Inc.	33,933	1,772,321
Energizer Holdings, Inc. (a) (b)	28,216	1,402,053

		3,174,374

Industrial Conglomerates—0.2%
Carisle Cos., Inc. (a)	29,506	579,203

Insurance—5.0%
American Financial Group, Inc.	36,358	583,546
Arthur J. Gallagher & Co.	46,648	793,016
Brown & Brown, Inc.	56,159	1,061,967
Everest Re Group, Ltd.	29,711	2,103,539
Fidelity National Financial, Inc. (a)	104,054	2,030,093
First American Corp.	44,991	1,192,711
HCC Insurance Holdings, Inc.	54,957	1,384,367
Horace Mann Educators Corp.	18,946	158,578
Mercury General Corp.	17,223	511,523
Old Republic International Corp.	113,704	1,230,277
Protective Life Corp.	33,855	177,739
Reinsurance Group of America Inc	35,138	1,138,120
StanCorp Financial Group, Inc.	23,691	539,681
The Hanover Insurance Group, Inc.	24,740	713,007
Unitrin, Inc.	23,815	332,934
W.R. Berkley Corp.	67,223	1,515,878

		15,466,976

Internet & Catalog Retail—0.8%
Netflix, Inc. (a) (b)	20,157	865,139
priceline.com, Inc. (a) (b)	19,826	1,561,892

		2,427,031

Internet Software & Services—0.3%
Digital River, Inc. (a) (b)	17,917	534,285
ValueClick, Inc. (b)	41,967	357,139

		891,424

IT Services—3.7%
Acxiom Corp. (b)	32,944	243,786
Alliance Data Systems Corp. (a) (b)	28,836	1,065,490
Broadridge Financial Solutions, Inc.	67,912	1,263,842
DST Systems, Inc. (a) (b) (c)	19,723	682,810
Gartner, Inc. (Class A) (b)	28,613	315,029
Global Payments, Inc.	38,859	1,298,279
Hewitt Associates, Inc. (b)	40,419	1,202,869
Lender Processing Services, Inc.	40,558	1,241,480
Mantech International Corp. (b)	10,133	424,573
Metavante Technologies, Inc. (b)	43,473	867,721
NeuStar, Inc. (a) (b)	35,910	601,493
SAIC, Inc. (b)	98,074	1,831,042

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-105

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
SRA International, Inc. (b)	20,394	$299,792

		11,338,206

Leisure Equipment & Products—0.1%
Callaway Golf Co.	31,184	223,901

Life Sciences Tools & Services—1.7%
Affymetrix, Inc. (b)	34,196	111,821
Bio-Rad Laboratories, Inc. (b)	9,253	609,773
Charles River Laboratories International, Inc. (a) (b)	32,311	879,182
Covance, Inc. (b) (c)	30,649	1,092,024
Pharmaceutical Product Development, Inc.	57,008	1,352,230
Techne Corp. (b)	18,136	992,220
Varian, Inc. (b)	14,026	332,977

		5,370,227

Machinery—4.0%
AGCO Corp. (b)	44,432	870,867
Bucyrus International, Inc. (a)	36,216	549,759
Crane Co.	22,900	386,552
Donaldson Co., Inc. (a)	37,302	1,001,186
Federal Signal Corp.	22,916	120,767
Graco, Inc. (a)	28,806	491,718
Harsco Corp.	38,859	861,504
IDEX Corp. (a)	38,863	849,934
Joy Global, Inc.	49,447	1,053,221
Kennametal, Inc.	35,369	573,331
Lincoln Electric Holdings, Inc. (a)	20,571	651,895
Nordson Corp. (a)	16,246	461,874
Oshkosh Corp.	36,008	242,694
Pentair, Inc.	47,544	1,030,278
SPX Corp.	24,001	1,128,287
Terex Corp. (a)	45,958	425,111
Timkin Co.	41,110	573,896
Trinity Industries, Inc. (a)	38,418	351,141
Wabtec Corp.	23,220	612,544

		12,236,559

Marine—0.1%
Alexander & Baldwin, Inc.	19,847	377,688

Media—0.9%
Belo Corp. (Class A)	43,315	26,422
DreamWorks Animation SKG, Inc. (b)	37,176	804,489
Harte-Hanks, Inc. (a)	18,426	98,579
John Wiley & Sons, Inc.	20,566	612,456
Lamar Advertising Co. (Class A) (a) (b)	36,745	358,264
Marvel Entertainment, Inc. (a) (b)	23,635	627,509
Scholastic Corp.	12,546	189,068

		2,716,787

Metals & Mining—1.2%
Carpenter Technology Corp.	21,316	300,982
Cliffs Natural Resources, Inc.	54,921	997,365

Security Description	Shares	Value

Metals & Mining—(Continued)
Commercial Metals Co.	54,338	$627,604
Reliance Steel & Aluminum Co.	30,856	812,439
Steel Dynamics, Inc.	78,359	690,343
Worthington Industries, Inc. (a)	28,992	252,520

		3,681,253

Multi-Utilities—2.3%
Alliant Energy Corp.	53,449	1,319,656
Black Hills Corp.	18,721	334,919
MDU Resources Group, Inc.	88,858	1,434,168
NSTAR	51,671	1,647,271
OGE Energy Corp.	45,840	1,091,909
PNM Resources, Inc.	41,833	345,540
Vectren Corp.	39,198	826,686

		7,000,149

Multiline Retail—0.7%
99 Cents Only Stores (a) (b)	22,672	209,489
Dollar Tree, Inc. (b) (c)	43,840	1,953,072
Saks, Inc. (a) (b)	68,730	128,525

		2,291,086

Office Electronics—0.2%
Zebra Technologies Corp. (Class A) (b)	29,302	557,324

Oil, Gas & Consumable Fuels—3.4%
Arch Coal, Inc.	69,113	924,041
Bill Barrett Corp. (a) (b)	17,903	398,163
Cimarex Energy Co. (a)	40,322	741,118
Comstock Resources, Inc. (b)	22,468	669,546
Denbury Resources, Inc. (b) (c)	120,174	1,785,786
Encore Aquisition Co. (a) (b)	25,069	583,356
Forest Oil Corp. (a) (b)	46,943	617,300
Frontier Oil Corp.	50,273	642,992
Mariner Energy, Inc. (b)	43,567	337,644
Newfield Exploration Co. (a) (b)	64,243	1,458,316
Overseas Shipholding Group, Inc. (a)	11,564	262,156
Patriot Coal Corp. (a) (b)	30,998	115,003
Plains Exploration & Production Co. (b)	52,054	896,890
Quicksilver Resources, Inc. (a) (b)	54,697	303,021
Southern Union Co.	60,010	913,352

		10,648,684

Paper & Forest Products—0.0%
Louisiana-Pacific Corp. (a) (b)	44,157	98,470

Personal Products—0.4%
Alberto-Culver Co.	41,271	933,137
NBTY, Inc. (b)	26,522	373,430

		1,306,567

Pharmaceuticals—1.2%
Endo Pharmaceuticals Holdings, Inc. (b)	56,459	998,195
Medicis Pharmaceutical Corp.	27,441	339,445
Perrigo Co.	37,562	932,665

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-106

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Sepracor, Inc. (b)	52,814	$774,253
Valeant Pharmaceuticals International (a) (b)	39,756	707,259

		3,751,817

Professional Services—1.5%
FTI Consulting, Inc. (a) (b)	24,729	1,223,591
Kelly Services, Inc. (Class A)	13,290	106,985
Korn/Ferry International (b)	21,647	196,122
Manpower, Inc.	37,906	1,195,176
MPS Group, Inc. (b)	43,937	261,425
Navigant Consulting, Inc. (b)	22,882	299,068
The Corporate Executive Board Co.	16,469	238,800
Watson Wyatt Worldwide, Inc.	20,589	1,016,479

		4,537,646

Real Estate Investment Trusts—4.8%
Alexandria Real Estate Equities, Inc. (a)	19,045	693,238
AMB Property Corp. (a)	67,569	972,994
BRE Properties, Inc. (a)	24,745	485,744
Camden Property Trust (a)	25,796	556,678
Cousins Properties, Inc. (a)	21,116	135,987
Duke Realty Corp. (a)	71,839	395,115
Equity One, Inc. (a)	16,134	196,673
Essex Property Trust, Inc. (a)	12,975	743,987
Federal Realty Investment Trust (a)	28,580	1,314,680
Highwoods Properties, Inc.	30,755	658,772
Hospitality Properties Trust (a)	45,471	545,652
Liberty Property Trust	49,029	928,609
Mack-Cali Realty Corp.	32,133	636,555
Nationwide Health Properties, Inc.	49,516	1,098,760
Omega Healthcare Investors, Inc.	39,866	561,313
Potlatch Corp.	19,226	445,851
Rayonier, Inc.	38,201	1,154,434
Realty Income Corp. (a)	50,467	949,789
Regency Centers Corp. (a)	33,865	899,793
SL Green Realty Corp	27,700	299,160
The Macerich Co. (a)	37,266	233,285
UDR, Inc. (a)	71,993	619,860
Weingarten Realty Investors (a)	37,485	356,857

		14,883,786

Real Estate Management & Development—0.1%
Jones Lang LaSalle, Inc. (a)	16,748	389,558

Road & Rail—1.0%
Con-Way, Inc.	22,331	400,395
J.B. Hunt Transport Services, Inc.	39,650	955,961
Kansas City Southern (a) (b)	44,294	562,977
Landstar System, Inc.	25,007	836,984
Werner Enterprises, Inc. (a)	20,776	314,133
YRC Worldwide, Inc. (a) (b)	28,704	128,881

		3,199,331

Semiconductors & Semiconductor Equipment—2.0%
Atmel Corp. (b) (c)	217,193	788,411

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Cree, Inc. (a) (b)	42,812	$1,007,366
Fairchild Semiconductor International, Inc. (b)	59,888	223,382
Integrated Device Technology, Inc. (b)	79,684	362,562
International Rectifier Corp. (b)	34,958	472,283
Intersil Corp.	58,865	676,948
Lam Research Corp. (a) (b)	60,729	1,382,799
RF Micro Devices, Inc. (b)	127,417	169,465
Semtech Corp. (b)	29,226	390,167
Silicon Laboratories, Inc. (a) (b)	21,650	571,560

		6,044,943

Software—2.8%
ACI Worldwide, Inc. (a) (b)	16,898	316,837
Advent Software, Inc. (a) (b)	8,077	269,045
Ansys, Inc. (b)	43,270	1,086,077
Cadence Design Systems, Inc. (b)	128,007	537,629
FactSet Research Systems, Inc. (a)	20,284	1,013,997
Fair Isaac Corp.	23,625	332,404
Jack Henry & Associates, Inc.	40,625	663,000
Macrovision Solutions Corp. (a) (b)	39,565	703,861
Mentor Graphics Corp. (b)	44,681	198,384
Parametric Technology Corp. (b)	55,917	558,052
Sybase, Inc. (b)	39,865	1,207,511
Synopsys, Inc. (b)	69,390	1,438,455
Wind River Systems, Inc. (b)	32,828	210,099

		8,535,351

Specialty Retail—4.7%
Advance Auto Parts, Inc.	45,959	1,887,996
Aeropostale, Inc. (a) (b)	32,324	858,525
American Eagle Outfitters, Inc.	99,736	1,220,769
AnnTaylor Stores Corp. (b)	27,698	144,030
Barnes & Noble, Inc. (a)	17,925	383,236
Carmax, Inc. (a) (b)	106,623	1,326,390
Chico’s FAS, Inc. (a) (b)	85,769	460,580
Coldwater Creek, Inc. (a) (b)	22,939	57,577
Collective Brands, Inc. (b)	30,845	300,430
Dick’s Sporting Goods, Inc. (a) (b)	41,160	587,353
Foot Locker, Inc.	74,945	785,424
Guess?, Inc.	29,166	614,819
J. Crew Group, Inc. (a) (b)	25,088	330,660
PetSmart, Inc.	61,496	1,288,956
Rent-A-Center, Inc. (b)	31,923	618,349
Ross Stores, Inc.	62,591	2,245,765
Urban Outfitters, Inc. (b)	55,170	903,133
Williams-Sonoma, Inc. (a)	41,916	422,513

		14,436,505

Textiles, Apparel & Luxury Goods—0.7%
Hanesbrands, Inc. (a) (b)	45,270	433,234
Phillips-Van Heusen Corp.	24,903	564,800
The Warnaco Group, Inc. (b)	22,556	541,344
Timberland Co. (Class A) (b)	22,261	265,796
Under Armour, Inc. (a) (b)	17,659	290,138

		2,095,312

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-107

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—1.3%
Astoria Financial Corp.	39,445	$362,499
First Niagara Financial Group, Inc.	57,379	625,431
New York Community Bancorp, Inc. (a)	166,874	1,863,983
NewAlliance Bancshares, Inc.	51,694	606,888
Washington Federal, Inc.	42,594	566,074

		4,024,875

Tobacco—0.1%
Universal Corp.	12,088	361,673

Trading Companies & Distributors—0.4%
GATX Corp. (a)	23,560	476,619
MSC Industrial Direct Co. (a)	21,687	673,815
United Rentals, Inc. (b)	28,974	121,980

		1,272,414

Water Utilities—0.4%
Aqua America, Inc. (a)	65,509	1,310,180

Wireless Telecommunication Services—0.5%
Syniverse Holdings, Inc. (b)	25,167	396,632
Telephone & Data Systems, Inc.	48,851	1,295,040

		1,691,672

Total Common Stock (Identified Cost $442,979,783)		293,202,727

Mutual Funds—2.7%

Exchange Traded Funds—2.7%
MidCap SPDR Trust, Series 1 (a)	92,400	8,191,260

Total Mutual Funds (Identified Cost $8,548,217)		8,191,260

Short Term Investments—14.5%
Security Description	Par Amount/Shares	Value

Discount Notes—2.1%
Federal Home Loan Bank 0.010%, 04/01/09	$1,825,000	$1,825,000
0.010%, 04/22/09	4,000,000	3,999,767
Federal National Mortgage Association 0.010%, 04/01/09	625,000	625,000

		6,449,767

Mutual Funds—12.4%
State Street Navigator Securities Lending Prime Portfolio (d)	38,385,389	38,385,389

Total Short Term Investments (Identified Cost $44,835,156)		44,835,156

Total Investments—112.2% (Identified Cost $496,363,156) (e)		346,229,143
Liabilities in excess of other assets		(37,606,298)

Net Assets—100%		$308,622,845

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $38,969,539 and the collateral received consisted of cash in the amount of $38,385,389 and non-cash collateral with a value of $1,063,395. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	All or a portion of the security was pledged as collateral against open futures contracts.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $498,199,753 and the composition of unrealized appreciation and depreciation of investment securities was $13,598,831 and $(165,569,441), respectively.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2009	Net Unrealized Appreciation
S&P MidCap 400 Index Futures	6/18/2009	27	$5,779,485	$6,586,676	$807,191

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-108

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$339,779,376	$807,191
Level 2—Other Significant Observable Inputs	6,449,767	0
Level 3—Significant Unobservable Inputs	0	0

Total	$346,229,143	$807,191

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-109

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
BlackRock High Yield Portfolio, (Class A) (a)	3,394,812	$20,844,147
BlackRock Large Cap Core Portfolio, (Class A) (a)	9,583,175	57,211,553
BlackRock Large Cap Value Portfolio, (Class A) (b)	15,096,884	109,905,313
Clarion Global Real Estate Portfolio, (Class A) (a)	3,172,179	18,430,360
Davis Venture Value Portfolio, (Class A) (b)	7,213,220	138,710,229
Dreman Small Cap Value Portfolio, (Class A) (a)	6,839,865	56,018,493
FI Mid Cap Opportunities Portfolio, (Class A) (b)	4,282,045	39,566,094
Harris Oakmark International Portfolio, (Class A) (a)	8,042,656	61,767,600
Jennison Growth Portfolio, (Class A) (b)	10,675,463	82,841,593
Julius Baer International Stock Portfolio, (Class A) (b)	11,670,572	76,208,834
Lazard Mid-Cap Portfolio, (Class A) (a)	9,287,391	58,417,687
Legg Mason Value Equity Portfolio, (Class A) (a)	14,381,169	57,668,487
Lord Abbett Bond Debenture Portfolio, (Class A) (a)	4,063,057	41,036,871
Met/AIM Small Cap Growth Portfolio, (Class A) (a)	5,221,052	41,037,468
Met/Dimensional International Small Company Portfolio, (Class A) (b)	4,402,399	39,313,419
MetLife Stock Index Portfolio, (Class A) (b)	4,996,220	97,875,944
MFS Research International Portfolio, (Class A) (a)	9,235,013	59,196,433
MFS Value Portfolio, (Class A) (b)	4,761,696	38,903,053

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Neuberger Berman Mid Cap Value Portfolio, (Class A) (b)	5,850,713	$57,688,027
PIMCO Inflation Protected Bond Portfolio, (Class A) (a)	2,039,751	21,560,169
PIMCO Total Return Portfolio, (Class A) (a)	36,766,497	436,785,984
Russell 2000 Index Portfolio, (Class A) (b)	5,083,624	38,432,195
T. Rowe Price Large Cap Growth Portfolio, (Class A) (b)	9,225,329	83,765,990
Van Eck Global Natural Resources Portfolio, (Class A) (b)	2,090,712	20,907,115
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (b)	19,563,099	201,891,181
Western Asset Management U.S. Government Portfolio, (Class A) (b)	3,437,418	41,249,011

Total Mutual Funds (Identified Cost $2,924,333,150)		1,997,233,250

Total Investments—100.0% (Identified Cost $2,924,333,150) (c)		1,997,233,250
Liabilities in excess of other assets		(374,432)

Net Assets—100%		$1,996,858,818

(a)	A Portfolio of the Met Investors Series Trust.
(b)	A Portfolio of the Metropolitan Series Fund, Inc.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $2,924,333,150 and the composition of unrealized appreciation and depreciation of investment securities was $995,616 and $(928,095,516), respectively.

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,997,233,250	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,997,233,250	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-110

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
BlackRock Large Cap Core Portfolio, (Class A) (a)	14,634,421	$87,367,495
BlackRock Large Cap Value Portfolio, (Class A) (b)	16,137,358	117,479,963
Clarion Global Real Estate Portfolio, (Class A) (a)	5,813,347	33,775,545
Davis Venture Value Portfolio, (Class A) (b)	9,443,753	181,603,366
Dreman Small Cap Value Portfolio, (Class A) (a)	6,266,685	51,324,148
FI Mid Cap Opportunities Portfolio, (Class A) (b)	5,886,918	54,395,119
Harris Oakmark International Portfolio, (Class A) (a)	9,829,032	75,486,965
Jennison Growth Portfolio, (Class A) (b)	12,233,136	94,929,136
Julius Baer International Stock Portfolio, (Class A) (b)	10,690,708	69,810,326
Lazard Mid-Cap Portfolio, (Class A) (a)	8,509,156	53,522,594
Legg Mason Value Equity Portfolio, (Class A) (a)	21,963,974	88,075,536
Lord Abbett Bond Debenture Portfolio, (Class A) (a)	1,862,495	18,811,202
Met/AIM Small Cap Growth Portfolio, (Class A) (a)	7,177,448	56,414,738
Met/Dimensional International Small Company Portfolio, (Class A) (b)	4,034,683	36,029,718
MetLife Stock Index Portfolio, (Class A) (b)	4,578,058	89,684,147

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio, (Class A) (a)	14,106,623	$90,423,455
MFS Value Portfolio, (Class A) (b)	8,725,543	71,287,690
Neuberger Berman Mid Cap Value Portfolio, (Class A) (b)	5,361,428	52,863,681
PIMCO Total Return Portfolio, (Class A) (a)	19,259,548	228,803,429
Russell 2000 Index Portfolio, (Class A) (b)	4,657,942	35,214,044
T. Rowe Price Large Cap Growth Portfolio, (Class A) (b)	12,684,654	115,176,655
Van Eck Global Natural Resources Portfolio, (Class A) (b)	3,832,502	38,325,019
Western Asset Management Strategic Bond Opportunities Portfolio, (Class A) (b)	7,173,324	74,028,701

Total Mutual Funds (Identified Cost $2,949,716,489)		1,814,832,672

Total Investments—100.0% (Identified Cost $2,949,716,489) (c)		1,814,832,672
Liabilities in excess of other assets		(327,827)

Net Assets—100%		$1,814,504,845

(a)	A Portfolio of the Met Investors Series Trust.
(b)	A Portfolio of the Metropolitan Series Fund, Inc.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $2,949,716,489 and the composition of unrealized appreciation and depreciation of investment securities was $138,429 and $(1,135,022,246), respectively.

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,814,832,672	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,814,832,672	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-111

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
Boeing Co.	330,855	$11,771,821
General Dynamics Corp.	175,909	7,316,055
Goodrich Corp.	56,394	2,136,769
Honeywell International, Inc.	334,980	9,332,543
L-3 Communications Holdings, Inc.	54,033	3,663,437
Lockheed Martin Corp.	151,287	10,443,342
Northrop Grumman Corp.	149,077	6,505,720
Precision Castparts Corp.	63,761	3,819,284
Raytheon Co.	182,311	7,099,190
Rockwell Collins, Inc.	72,040	2,351,386
United Technologies Corp.	429,349	18,453,420

		82,892,967

Air Freight & Logistics—1.1%
C. H. Robinson Worldwide, Inc.	77,555	3,537,283
Expeditors International of Washington, Inc.	96,648	2,734,172
FedEx Corp.	141,838	6,310,373
United Parcel Service, Inc. (Class B)	453,565	22,324,469

		34,906,297

Airlines—0.1%
Southwest Airlines Co.	337,242	2,134,742

Auto Components—0.1%
Johnson Controls, Inc.	270,750	3,249,000
The Goodyear Tire & Rubber Co. (a)	109,969	688,406

		3,937,406

Automobiles—0.1%
Ford Motor Co. (a) (b)	1,091,866	2,871,607
General Motors Corp. (a)	278,170	539,650
Harley-Davidson, Inc. (b)	106,433	1,425,138

		4,836,395

Beverages—2.7%
Brown-Forman Corp. (Class B) (b)	44,688	1,735,235
Coca-Cola Enterprises, Inc.	144,488	1,905,797
Constellation Brands, Inc. (a)	88,723	1,055,804
Dr. Pepper Snapple Group, Inc. (a)	115,590	1,954,627
Molson Coors Brewing Co.	68,281	2,340,672
Pepsi Bottling Group, Inc.	61,700	1,366,038
PepsiCo, Inc.	709,113	36,505,137
The Coca-Cola Co.	907,005	39,862,870

		86,726,180

Biotechnology—2.1%
Amgen, Inc. (a) (c)	471,118	23,329,763
Biogen Idec, Inc. (a)	135,441	7,099,817
Celgene Corp. (a)	209,351	9,295,184
Cephalon, Inc. (a) (b)	31,353	2,135,139
Genzyme Corp. (a)	123,640	7,342,980
Gilead Sciences, Inc. (a)	415,070	19,226,043

		68,428,926

Security Description	Shares	Value

Building Products—0.0%
Masco Corp.	163,803	$1,143,345

Capital Markets—2.5%
Ameriprise Financial, Inc.	99,704	2,042,935
E*TRADE Financial Corp. (a) (b)	260,648	333,629
Federated Investors, Inc. (Class B)	40,543	902,487
Franklin Resources, Inc.	68,983	3,716,114
Invesco, Ltd.	172,423	2,389,783
Janus Capital Group, Inc.	72,045	479,099
Legg Mason, Inc.	65,068	1,034,581
Morgan Stanley	489,587	11,147,896
Northern Trust Corp.	101,819	6,090,813
State Street Corp.	196,822	6,058,181
T. Rowe Price Group, Inc.	116,659	3,366,779
The Bank of New York Mellon Corp.	523,528	14,789,666
The Charles Schwab Corp.	427,127	6,620,469
The Goldman Sachs Group, Inc.	210,409	22,307,562

		81,279,994

Chemicals—2.0%
Air Products & Chemicals, Inc.	95,527	5,373,394
CF Industries Holdings, Inc.	22,050	1,568,417
E. I. du Pont de Nemours & Co.	411,231	9,182,788
Eastman Chemical Co.	33,055	885,874
Ecolab, Inc.	76,410	2,653,719
International Flavors & Fragrances, Inc.	35,857	1,092,204
Monsanto Co.	249,664	20,747,078
PPG Industries, Inc.	74,832	2,761,301
Praxair, Inc.	139,921	9,415,284
Rohm & Haas Co.	56,923	4,487,809
Sigma-Aldrich Corp.	55,648	2,102,938
The Dow Chemical Co.	421,171	3,550,472

		63,821,278

Commercial & Professional Services—0.5%
Avery Dennison Corp.	51,367	1,147,539
Cintas Corp. (b)	59,871	1,480,011
Iron Mountain, Inc. (a) (b)	81,841	1,814,415
Pitney Bowes, Inc.	94,008	2,195,087
R.R. Donnelley & Sons Co.	93,501	685,362
Republic Services, Inc.	146,702	2,515,939
Stericycle, Inc. (a) (b)	38,861	1,854,835
Waste Management, Inc.	223,931	5,732,634

		17,425,822

Commercial Banks—1.9%
BB&T Corp. (b)	254,840	4,311,893
Comerica, Inc.	68,898	1,261,522
Fifth Third Bancorp	263,082	768,199
First Horizon National Corp. (a) (b)	93,662	1,005,930
Huntington Bancshares, Inc.	166,829	276,936
KeyCorp.	225,408	1,773,961
M&T Bank Corp.	35,423	1,602,537
Marshall & Ilsley Corp. (b)	120,893	680,628
PNC Financial Services Group, Inc.	194,994	5,711,374
Regions Financial Corp.	316,503	1,348,303

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-112

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
SunTrust Banks, Inc.	162,519	$1,907,973
U.S. Bancorp	799,718	11,683,880
Wells Fargo & Co.	1,930,912	27,496,187
Zions Bancorp	52,552	516,586

		60,345,909

Communications Equipment—2.9%
Ciena Corp. (a) (b)	41,314	321,423
Cisco Systems, Inc. (a) (c)	2,659,594	44,601,391
Corning, Inc.	708,536	9,402,273
Harris Corp.	60,884	1,761,983
JDS Uniphase Corp. (a)	98,020	318,565
Juniper Networks, Inc. (a) (b)	237,906	3,582,864
Motorola, Inc.	1,037,300	4,387,779
QUALCOMM, Inc.	751,560	29,243,200
Tellabs, Inc. (a)	180,284	825,701

		94,445,179

Computers & Peripherals—5.1%
Apple, Inc. (a)	405,775	42,655,068
Dell, Inc. (a)	788,509	7,475,065
EMC Corp. (a)	916,696	10,450,334
Hewlett-Packard Co.	1,091,999	35,009,488
International Business Machines Corp.	611,326	59,231,376
Lexmark International, Inc. (Class A) (a)	35,438	597,839
NetApp, Inc. (a)	150,700	2,236,388
QLogic Corp. (a)	55,241	614,280
SanDisk Corp. (a) (b)	103,043	1,303,494
Sun Microsystems, Inc. (a)	339,319	2,483,815
Teradata Corp. (a)	78,853	1,278,996

		163,336,143

Construction & Engineering—0.2%
Fluor Corp.	82,711	2,857,665
Jacobs Engineering Group, Inc. (a)	56,081	2,168,091

		5,025,756

Construction Materials—0.1%
Vulcan Materials Co. (b)	50,286	2,227,167

Consumer Finance—0.4%
American Express Co.	533,582	7,272,723
Capital One Financial Corp. (b)	178,533	2,185,244
Discover Financial Services	219,371	1,384,231
SLM Corp. (a)	212,969	1,054,196

		11,896,394

Containers & Packaging—0.2%
Ball Corp.	42,729	1,854,439
Bemis Co., Inc.	45,506	954,261
Owens-Illinois, Inc. (a)	76,160	1,099,750
Pactiv Corp. (a)	59,929	874,364
Sealed Air Corp.	71,935	992,703

		5,775,517

Security Description	Shares	Value

Distributors—0.1%
Genuine Parts Co.	72,649	$2,169,299

Diversified Consumer Services—0.2%
Apollo Group, Inc. (Class A) (a) (b)	48,705	3,815,063
H&R Block, Inc.	154,766	2,815,193

		6,630,256

Diversified Financial Services—2.8%
Bank of America Corp.	2,916,745	19,892,201
CIT Group, Inc.	177,140	504,849
Citigroup, Inc.	2,495,196	6,312,846
CME Group, Inc.	30,230	7,448,370
IntercontinentalExchange, Inc. (a)	33,102	2,465,106
JPMorgan Chase & Co.	1,712,270	45,512,136
Leucadia National Corp.	82,589	1,229,750
Moody’s Corp.	86,805	1,989,571

NYSE Euronext	118,011	2,112,397
The NASDAQ OMX Group, Inc. (a)	62,564	1,225,003

		88,692,229

Diversified Telecommunication Services—3.6%
AT&T, Inc.	2,685,242	67,668,098
CenturyTel, Inc. (b)	45,709	1,285,337
Embarq Corp.	64,968	2,459,039
Frontier Communications Corp.	141,846	1,018,454
Qwest Communications International, Inc. (b)	669,604	2,290,046
Verizon Communications, Inc.	1,294,285	39,087,407
Windstream Corp.	200,983	1,619,923

		115,428,304

Electric Utilities—2.4%
Allegheny Energy, Inc.	77,192	1,788,539
American Electric Power Co., Inc.	185,023	4,673,681
Duke Energy Corp.	583,747	8,359,257
Edison International	148,453	4,276,931
Entergy Corp.	86,322	5,877,665
Exelon Corp.	299,923	13,613,505
FirstEnergy Corp.	138,896	5,361,385
FPL Group, Inc.	186,334	9,452,724
Northeast Utilities	78,461	1,693,973
Pepco Holdings, Inc.	99,838	1,245,978
Pinnacle West Capital Corp.	46,016	1,222,185
PPL Corp.	171,010	4,909,697
Progress Energy, Inc. (b)	125,569	4,553,132
Southern Co.	354,318	10,849,217

		77,877,869

Electrical Equipment —0.4%
Cooper Industries, Ltd. (Class A)	76,142	1,969,032
Emerson Electric Co.	344,027	9,832,292
Rockwell Automation, Inc.	64,600	1,410,864

		13,212,188

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-113

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.3%
Agilent Technologies, Inc. (a)	160,377	$2,464,994
Amphenol Corp. (Class A)	78,000	2,222,220
FLIR Systems, Inc. (a) (b)	68,712	1,407,222
Jabil Circuit, Inc.	97,434	541,733
Molex, Inc.	63,145	867,612
Tyco Electronics, Ltd.	208,689	2,303,927

		9,807,708

Energy Equipment & Services—1.5%
Baker Hughes, Inc.	140,737	4,018,041
BJ Services Co.	133,069	1,324,037
Cameron International Corp. (a)	98,828	2,167,298
Diamond Offshore Drilling, Inc. (b)	31,668	1,990,650
ENSCO International, Inc.	64,619	1,705,942
Halliburton Co.	408,790	6,323,981
Nabors Industries, Ltd. (a) (b)	128,914	1,287,851
National Oilwell Varco, Inc. (a)	190,174	5,459,896
Rowan Cos., Inc. (b)	51,489	616,323
Schlumberger, Ltd.	544,944	22,135,625
Smith International, Inc.	99,899	2,145,831

		49,175,475

Food & Staples Retailing—3.4%
Costco Wholesale Corp.	197,405	9,143,800
CVS Caremark Corp.	663,195	18,231,230
Safeway, Inc.	195,425	3,945,631
SUPERVALU, Inc.	96,481	1,377,749
SYSCO Corp.	268,473	6,121,184
The Kroger Co.	297,286	6,308,409
Wal-Mart Stores, Inc.	1,018,751	53,076,927
Walgreen Co.	449,603	11,671,694
Whole Foods Market, Inc. (a) (b)	63,971	1,074,713

		110,951,337

Food Products—1.8%
Archer-Daniels-Midland Co.	292,472	8,124,872
Campbell Soup Co.	93,326	2,553,399
ConAgra Foods, Inc.	203,721	3,436,773
Dean Foods Co. (a)	70,324	1,271,458
General Mills, Inc.	149,383	7,451,224
H.J. Heinz Co.	143,359	4,739,449
Hormel Foods Corp.	31,815	1,008,854
Kellogg Co.	114,858	4,207,249
Kraft Foods, Inc. (Class A)	669,516	14,923,512
McCormick & Co., Inc.	59,283	1,752,998
Sara Lee Corp.	316,919	2,560,705
The Hershey Co. (b)	75,502	2,623,694
The J. M. Smucker Co.	53,962	2,011,164
Tyson Foods, Inc. (Class A)	137,748	1,293,454

		57,958,805

Gas Utilities—0.1%
Nicor, Inc.	20,594	684,339
Questar Corp.	79,100	2,327,913

		3,012,252

Security Description	Shares	Value

Health Care Equipment & Supplies—2.3%
Baxter International, Inc.	279,696	$14,326,029
Becton, Dickinson & Co.	109,223	7,344,154
Boston Scientific Corp. (a)	684,483	5,441,640
C.R. Bard, Inc.	45,305	3,611,715
Covidien, Ltd.	229,595	7,631,738
Dentsply International, Inc. (b)	67,709	1,817,987
Hospira, Inc. (a)	72,733	2,244,540
Intuitive Surgical, Inc. (a) (b)	17,855	1,702,653
Medtronic, Inc.	509,511	15,015,289
St. Jude Medical, Inc. (a)	157,723	5,730,077
Stryker Corp. (b)	108,406	3,690,140
Varian Medical Systems, Inc. (a) (b)	56,678	1,725,278
Zimmer Holdings, Inc. (a)	101,535	3,706,027

		73,987,267

Health Care Providers & Services—2.0%
Aetna, Inc.	206,634	5,027,405
AmerisourceBergen Corp.	69,384	2,266,081
Cardinal Health, Inc.	164,210	5,169,331
Cigna Corp.	123,496	2,172,295
Coventry Health Care, Inc. (a)	67,569	874,343
DaVita, Inc. (a)	47,341	2,080,637
Express Scripts, Inc. (a)	112,852	5,210,377
Humana, Inc. (a)	76,937	2,006,517
Laboratory Corp. of America Holdings (a) (b)	49,346	2,886,247
McKesson Corp.	124,770	4,371,941
Medco Health Solutions, Inc. (a)	223,732	9,249,081
Patterson Cos., Inc. (a) (b)	41,678	786,047
Quest Diagnostics, Inc.	70,336	3,339,553
Tenet Healthcare Corp. (a) (b)	189,248	219,528
UnitedHealth Group, Inc.	553,886	11,592,834
WellPoint, Inc. (a)	227,087	8,622,493

		65,874,710

Health Care Technology—0.0%
IMS Health, Inc.	82,746	1,031,843

Hotels, Restaurants & Leisure—1.5%
Carnival Corp. (a)	199,463	4,308,401
Darden Restaurants, Inc. (b)	62,418	2,138,441
International Game Technology	134,596	1,240,975
Marriott International, Inc. (b)	133,905	2,190,686
McDonald’s Corp.	507,414	27,689,582
Starbucks Corp. (a)	334,715	3,718,684
Starwood Hotels & Resorts Worldwide, Inc.	83,128	1,055,725
Wyndham Worldwide Corp.	80,881	339,700
Wynn Resorts, Ltd. (a) (b)	30,477	608,626
Yum! Brands, Inc.	209,565	5,758,846

		49,049,666

Household Durables—0.3%
Black & Decker Corp. (b)	27,399	864,712
Centex Corp. (a)	56,658	424,935
D.R. Horton, Inc. (b)	125,565	1,217,981
Fortune Brands, Inc.	68,415	1,679,588

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-114

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Harman International Industries, Inc. (b)	26,688	$361,089
KB Home (b)	34,296	452,021
Leggett & Platt, Inc. (b)	71,470	928,395
Lennar Corp. (Class A)	64,369	483,411
Newell Rubbermaid, Inc.	126,304	805,820
Pulte Homes, Inc. (b)	97,792	1,068,867
Snap-on, Inc.	26,182	657,168
The Stanley Works	35,943	1,046,660
Whirlpool Corp. (b)	33,513	991,650

		10,982,297

Household Products—2.7%
Clorox Co. (b)	63,345	3,261,001
Colgate-Palmolive Co.	228,422	13,472,330
Kimberly-Clark Corp.	188,550	8,694,040
Procter & Gamble Co.	1,335,410	62,884,457

		88,311,828

Independent Power Producers & Energy Traders—0.1%
Constellation Energy Group, Inc.	90,731	1,874,503
Dynegy, Inc. (a)	230,646	325,211
The AES Corp. (a)	303,556	1,763,660

		3,963,374

Industrial Conglomerates—2.0%
3M Co.	316,121	15,717,536
General Electric Co.	4,811,780	48,647,096
Textron, Inc.	110,697	635,401

		65,000,033

Insurance—2.1%
Aflac, Inc.	213,016	4,123,990
American International Group, Inc. (a)	1,226,019	1,226,019
AON Corp.	124,636	5,087,642
Assurant, Inc.	53,664	1,168,802
Cincinnati Financial Corp.	74,043	1,693,363
Genworth Financial, Inc. (Class A) (a)	197,366	374,995
Lincoln National Corp.	116,664	780,482
Loews Corp.	164,561	3,636,798
Marsh & McLennan Cos., Inc.	234,648	4,751,622
MBIA, Inc. (a)	77,981	357,153
MetLife, Inc. (d)	372,752	8,487,563
Principal Financial Group, Inc.	118,267	967,424
Prudential Financial, Inc.	193,192	3,674,512
The Allstate Corp.	244,243	4,677,253
The Chubb Corp.	160,534	6,793,799
The Hartford Financial Services Group, Inc.	148,188	1,163,276
The Progressive Corp.	308,346	4,144,170
The Travelers Cos., Inc.	266,493	10,830,276
Torchmark Corp.	38,506	1,010,012
Unum Group	150,892	1,886,150
XL Capital, Ltd. (Class A)	155,925	851,351

		67,686,652

Security Description	Shares	Value

Internet & Catalog Retail—0.4%
Amazon.com, Inc. (a) (b)	146,461	$10,756,096
Expedia, Inc. (a)	95,574	867,812

		11,623,908

Internet Software & Services—1.7%
Akamai Technologies, Inc. (a)	77,683	1,507,050
eBay, Inc. (a)	491,042	6,167,488
Google, Inc. (Class A) (a)	109,183	38,002,235
VeriSign, Inc. (a) (b)	87,633	1,653,635
Yahoo!, Inc. (a)	635,257	8,137,642

		55,468,050

IT Services—1.1%
Affiliated Computer Services, Inc. (Class A) (a)	44,452	2,128,806
Automatic Data Processing, Inc.	230,049	8,088,523
Cognizant Technology Solutions Corp. (Class A) (a)	132,938	2,763,781
Computer Sciences Corp. (a)	69,030	2,543,065
Convergys Corp. (a)	55,677	449,870
Fidelity National Information Services, Inc.	86,991	1,583,236
Fiserv, Inc. (a)	71,080	2,591,577
MasterCard, Inc. (b)	33,009	5,528,347
Paychex, Inc.	146,320	3,756,035
The Western Union Co.	323,503	4,066,433
Total Systems Services, Inc.	89,885	1,241,312

		34,740,985

Leisure Equipment & Products—0.1%
Eastman Kodak Co. (b)	122,201	464,364
Hasbro, Inc.	56,476	1,415,853
Mattel, Inc.	163,332	1,883,218

		3,763,435

Life Sciences Tools & Services—0.4%
Life Technologies Corp. (a)	79,191	2,572,123
Millipore Corp. (a)	25,241	1,449,086
PerkinElmer, Inc.	52,934	675,967
Thermo Fisher Scientific, Inc. (a)	190,534	6,796,348
Waters Corp. (a)	44,220	1,633,929

		13,127,453

Machinery—1.5%
Caterpillar, Inc.	274,081	7,663,305
Cummins, Inc.	91,744	2,334,885
Danaher Corp. (b)	116,171	6,298,792
Deere & Co.	192,588	6,330,368
Dover Corp.	84,756	2,235,863
Eaton Corp.	75,272	2,774,526
Flowserve Corp.	25,479	1,429,881
Illinois Tool Works, Inc.	175,129	5,402,730
Ingersoll-Rand Co., Ltd. (Class A)	145,288	2,004,974
ITT Corp.	82,836	3,186,701
PACCAR, Inc. (b)	165,292	4,257,922
Pall Corp.	53,801	1,099,154
Parker Hannifin Corp.	73,207	2,487,574

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-115

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
The Manitowoc Co., Inc. (b)	59,397	$194,228

		47,700,903

Media—2.4%
CBS Corp. (Class B)	309,423	1,188,184
Comcast Corp. (Class A)	1,312,541	17,903,059
Gannett Co., Inc. (b)	104,072	228,958
Interpublic Group of Cos., Inc. (a)	217,077	894,357
Meredith Corp. (b)	16,407	273,013
News Corp. (Class A)	1,048,044	6,938,051
Omnicom Group, Inc.	141,674	3,315,172
Scripps Networks Interactive, Inc. (b)	41,078	924,666
The DIRECTV Group, Inc. (a) (b)	241,031	5,493,097
The McGraw-Hill Cos., Inc.	143,259	3,276,333
The New York Times Co. (Class A) (b)	53,129	240,143
The Walt Disney Co.	845,825	15,360,182
The Washington Post Co. (Class B)	2,742	979,168
Time Warner Cable, Inc. (a)	160,523	3,980,963
Time Warner, Inc.	544,917	10,516,905
Viacom, Inc. (Class B) (a)	276,259	4,801,381

		76,313,632

Metals & Mining—0.9%
AK Steel Holding Corp.	50,535	359,809
Alcoa, Inc.	433,004	3,178,249
Allegheny Technologies, Inc. (b)	44,404	973,780
Freeport-McMoRan Copper & Gold, Inc. (a)	187,574	7,148,445
Newmont Mining Corp.	222,898	9,976,914
Nucor Corp.	143,086	5,461,593
Titanium Metals Corp. (b)	38,779	212,121
United States Steel Corp. (b)	52,944	1,118,707

		28,429,618

Multi-Utilities—1.5%
Ameren Corp.	96,833	2,245,557
Centerpoint Energy, Inc.	158,292	1,650,986
CMS Energy Corp. (b)	103,259	1,222,587
Consolidated Edison, Inc. (b)	124,777	4,942,417
Dominion Resources, Inc.	265,860	8,239,001
DTE Energy Co.	74,387	2,060,520
Integrys Energy Group, Inc.	34,823	906,791
NiSource, Inc.	124,985	1,224,853
PG&E Corp.	166,658	6,369,669
Public Service Enterprise Group, Inc.	230,553	6,794,397
SCANA Corp.	55,216	1,705,622
Sempra Energy	110,915	5,128,710
TECO Energy, Inc. (b)	97,019	1,081,762
Wisconsin Energy Corp.	53,273	2,193,249
Xcel Energy, Inc.	206,961	3,855,683

		49,621,804

Multiline Retail—0.8%
Big Lots, Inc. (a) (b)	37,416	777,504
Family Dollar Stores, Inc.	63,750	2,127,337
J.C. Penney Co., Inc. (b)	101,236	2,031,807

Security Description	Shares	Value

Multiline Retail—(Continued)
Kohl’s Corp. (a)	138,843	$5,875,836
Macy’s, Inc. (b)	191,626	1,705,471
Nordstrom, Inc. (b)	72,623	1,216,435
Sears Holdings Corp. (a)	25,015	1,143,436
Target Corp.	342,999	11,795,736

		26,673,562

Office Electronics—0.1%
Xerox Corp.	394,033	1,792,850

Oil, Gas & Consumable Fuels—11.3%
Anadarko Petroleum Corp.	209,541	8,149,049
Apache Corp.	152,528	9,775,520
Cabot Oil & Gas Corp.	47,135	1,110,972
Chesapeake Energy Corp.	256,084	4,368,793
Chevron Corp.	913,363	61,414,528
ConocoPhillips	674,461	26,411,893
Consol Energy, Inc.	82,281	2,076,772
Devon Energy Corp.	202,214	9,036,944
El Paso Corp.	318,318	1,989,487
EOG Resources, Inc.	113,770	6,230,045
EQT Corp.	59,625	1,868,051
Exxon Mobil Corp.	2,251,618	153,335,186
Hess Corp.	129,282	7,007,084
Marathon Oil Corp.	322,378	8,475,318
Massey Energy Co. (b)	38,954	394,214
Murphy Oil Corp.	86,909	3,890,916
Noble Energy, Inc.	78,787	4,245,044
Occidental Petroleum Corp.	369,205	20,546,258
Peabody Energy Corp.	121,822	3,050,423
Pioneer Natural Resources Co. (b)	52,679	867,623
Range Resources Corp.	71,174	2,929,522
Southwestern Energy Co. (a)	156,574	4,648,682
Spectra Energy Corp.	293,133	4,144,901
Sunoco, Inc. (b)	53,254	1,410,166
Tesoro Corp. (b)	63,048	849,257
Valero Energy Corp.	235,252	4,211,011
Williams Cos., Inc.	263,914	3,003,341
XTO Energy, Inc.	264,131	8,087,691

		363,528,691

Paper & Forest Products—0.1%
International Paper Co.	194,908	1,372,152
MeadWestvaco Corp.	77,830	933,182
Weyerhaeuser Co. (b)	96,244	2,653,447

		4,958,781

Personal Products—0.2%
Avon Products, Inc.	194,262	3,735,658
The Estee Lauder Cos., Inc. (Class A) (b)	52,876	1,303,394

		5,039,052

Pharmaceuticals—8.1%
Abbott Laboratories	704,143	33,587,621
Allergan, Inc.	140,116	6,691,940
Bristol-Myers Squibb Co.	901,948	19,770,700

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-116

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Eli Lilly & Co.	460,716	$15,392,522
Forest Laboratories, Inc. (a)	137,427	3,017,897
Johnson & Johnson	1,260,219	66,287,519
King Pharmaceuticals, Inc. (a)	112,311	794,039
Merck & Co., Inc.	960,363	25,689,710
Mylan, Inc. (a) (b)	138,836	1,861,791
Pfizer, Inc.	3,073,432	41,860,144
Schering-Plough Corp.	741,062	17,452,010
Watson Pharmaceuticals, Inc. (a)	47,672	1,483,076
Wyeth	606,650	26,110,216

		259,999,185

Professional Services—0.2%
Dun & Bradstreet Corp.	24,323	1,872,871
Equifax, Inc.	57,629	1,409,029
Monster Worldwide, Inc. (a)	58,304	475,178
Robert Half International, Inc. (b)	68,965	1,229,646

		4,986,724

Real Estate Investment Trusts—0.8%
Apartment Investment & Management Co.	53,445	292,879
AvalonBay Communities, Inc. (b)	36,336	1,709,972
Boston Properties, Inc. (b)	55,254	1,935,548
Equity Residential (b)	124,296	2,280,832
HCP, Inc. (b)	115,700	2,065,245
Health Care REIT, Inc.	50,456	1,543,449
Host Hotels & Resorts, Inc. (b)	239,421	938,530
Kimco Realty Corp. (b)	106,224	809,427
Plum Creek Timber Co., Inc. (b)	75,107	2,183,360
ProLogis (b)	121,931	792,551
Public Storage	57,140	3,156,985
Simon Property Group, Inc. (b)	114,736	3,974,455
Ventas, Inc. (b)	65,341	1,477,360
Vornado Realty Trust (b)	64,178	2,133,277

		25,293,870

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc. (a)	102,484	413,010

Road & Rail—0.9%
Burlington Northern Santa Fe Corp.	126,807	7,627,441
CSX Corp.	181,917	4,702,554
Norfolk Southern Corp. (b)	166,975	5,635,406
Ryder System, Inc.	25,351	717,687
Union Pacific Corp.	229,277	9,425,578

		28,108,666

Semiconductors & Semiconductor Equipment —2.5%
Advanced Micro Devices, Inc. (a) (b)	255,091	778,028
Altera Corp. (b)	133,634	2,345,277
Analog Devices, Inc.	132,696	2,557,052
Applied Materials, Inc. (b)	605,707	6,511,350
Broadcom Corp. (a) (b)	193,844	3,873,003
Intel Corp.	2,534,284	38,140,974
KLA-Tencor Corp.	77,392	1,547,840

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Linear Technology Corp.	101,088	$2,323,002
LSI Corp. (a)	295,318	897,767
MEMC Electronic Materials, Inc. (a)	101,823	1,679,061
Microchip Technology, Inc. (b)	82,986	1,758,473
Micron Technology, Inc. (a) (b)	348,017	1,412,949
National Semiconductor Corp.	88,833	912,315
Novellus Systems, Inc. (a)	44,231	735,562
NVIDIA Corp. (a) (b)	244,708	2,412,821
Teradyne, Inc. (a)	78,688	344,653
Texas Instruments, Inc.	581,652	9,603,075
Xilinx, Inc. (b)	124,895	2,392,988

		80,226,190

Software—4.0%
Adobe Systems, Inc. (a)	238,773	5,107,354
Autodesk, Inc. (a)	103,106	1,733,212
BMC Software, Inc. (a)	84,132	2,776,356
CA, Inc.	179,677	3,164,112
Citrix Systems, Inc. (a)	82,067	1,857,997
Compuware Corp. (a)	112,366	740,492
Electronic Arts, Inc. (a)	146,635	2,667,291
Intuit, Inc. (a) (b)	146,362	3,951,774
McAfee, Inc. (a) (b)	70,214	2,352,169
Microsoft Corp.	3,483,791	63,997,241
Novell, Inc. (a)	156,918	668,471
Oracle Corp. (a)	1,747,432	31,576,096
Salesforce.com, Inc. (a) (b)	48,159	1,576,244
Symantec Corp. (a)	374,075	5,588,680

		127,757,489

Specialty Retail—2.1%
Abercrombie & Fitch Co. (Class A) (b)	39,665	944,027
AutoNation, Inc. (a) (b)	49,154	682,258
AutoZone, Inc. (a) (b)	17,282	2,810,399
Bed Bath & Beyond, Inc. (a) (b)	118,342	2,928,965
Best Buy Co., Inc.	154,468	5,863,605
GameStop Corp. (Class A) (a) (b)	74,623	2,090,936
Home Depot, Inc.	772,523	18,200,642
Limited Brands, Inc.	123,289	1,072,614
Lowe’s Cos., Inc.	667,826	12,187,825
O’Reilly Automotive, Inc. (a)	61,490	2,152,765
Office Depot, Inc. (a)	125,225	164,045
RadioShack Corp.	56,993	488,430
Staples, Inc.	325,049	5,886,637
The Gap, Inc.	212,456	2,759,803
The Sherwin-Williams Co. (b)	44,862	2,331,478
The TJX Cos., Inc.	189,702	4,863,959
Tiffany & Co. (b)	56,093	1,209,365

		66,637,753

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc. (a)	146,275	2,442,792
Nike, Inc.	176,452	8,273,834
Polo Ralph Lauren Corp. (b)	25,738	1,087,431
VF Corp. (b)	40,154	2,293,195

		14,097,252

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-117

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—0.2%
Hudson City Bancorp, Inc.	238,001	$2,782,232
People’s United Financial, Inc.	158,667	2,851,246

		5,633,478

Tobacco—1.7%
Altria Group, Inc.	941,446	15,081,965
Lorillard, Inc.	76,583	4,728,235
Philip Morris International, Inc.	913,085	32,487,564
Reynolds American, Inc.	77,025	2,760,576

		55,058,340

Trading Companies & Distributors—0.1%
Fastenal Co. (b)	58,879	1,893,254
W.W. Grainger, Inc. (b)	28,991	2,034,589

		3,927,843

Wireless Telecommunication Services—0.3%
American Tower Corp. (Class A) (a)	180,935	5,505,852
Sprint Nextel Corp. (a)	1,305,399	4,660,274

		10,166,126

Total Common Stock (Identified Cost $4,555,417,931)		3,156,477,459

Mutual Funds—1.0%

Exchange Traded Funds—1.0%
SPDR Trust, Series 1	421,000	33,444,240

Total Mutual Funds (Identified Cost $34,509,322)		33,444,240

Short Term Investments—2.9%
Security Description	Par Amount/Shares	Value

Discount Notes—0.8%
Federal Home Loan Bank 0.010%, 04/01/09	$4,275,000	$4,275,000
0.010%, 04/22/09	20,000,000	19,998,833
Federal National Mortgage Association 0.010%, 04/01/09	550,000	550,000

		24,823,833

Mutual Funds—2.1%
State Street Navigator Securities Lending Prime Portfolio (e)	67,997,189	67,997,189

Total Short Term Investments (Identified Cost $92,821,022)		92,821,022

Total Investments—101.9% (Identified Cost $4,682,748,275) (f)		3,282,742,721
Liabilities in excess of other assets		(62,490,533)

Net Assets—100%		$3,220,252,188

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $69,806,578 and the collateral received consisted of cash in the amount of $67,997,189 and non-cash collateral with a value of $2,612,881. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts.
(d)	Affiliated Issuer. See below.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $4,683,762,532 and the composition of unrealized appreciation and depreciation of investment securities was $301,845,175 and $(1,702,864,986), respectively.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2009	Net Unrealized Appreciation
S&P 500 Index Futures	6/18/2009	104	$19,292,845	$20,664,800	$1,371,955

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2008	Shares Purchased Since 12/31/2008	Shares Sold Since 12/31/2008	Number of Shares Held at 3/31/2009	Realized Gain/Loss on Shares Sold	Income For Period Ended 3/31/2009
MetLife, Inc.	360,654	12,098	0	372,752	$0	$0

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-118

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$3,257,918,888	$1,371,955
Level 2—Other Significant Observable Inputs	24,823,833	0
Level 3—Significant Unobservable Inputs	0	0

Total	$3,282,742,721	$1,371,955

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-119

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—58.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.1%
Lockheed Martin Corp. (a)	303,359	$20,940,872
Northrop Grumman Corp.	263,456	11,497,220
United Technologies Corp.	240,550	10,338,839

		42,776,931

Air Freight & Logistics—0.2%
United Parcel Service, Inc. (Class B) (a)	42,750	2,104,155

Auto Components—0.2%
Johnson Controls, Inc. (a)	191,490	2,297,880

Beverages—1.8%
Diageo, Plc. (GBP)	528,726	5,948,676
Heineken NV (EUR)	49,650	1,411,198
Molson Coors Brewing Co. (a)	38,130	1,307,096
PepsiCo, Inc.	180,775	9,306,297
The Coca-Cola Co.	28,340	1,245,543

		19,218,810

Biotechnology—0.3%
Genzyme Corp. (b)	50,800	3,017,012

Capital Markets—4.3%
Franklin Resources, Inc.	46,850	2,523,810
Invesco, Ltd.	110,980	1,538,183
State Street Corp.	275,720	8,486,662
The Bank of New York Mellon Corp.	636,190	17,972,367
The Charles Schwab Corp.	85,510	1,325,405
The Goldman Sachs Group, Inc.	126,120	13,371,242

		45,217,669

Chemicals—1.5%
Air Products & Chemicals, Inc.	102,754	5,779,912
PPG Industries, Inc. (a)	257,650	9,507,285

		15,287,197

Commercial Banks—0.8%
PNC Financial Services Group, Inc.	142,830	4,183,491
Wells Fargo & Co.	272,340	3,878,121

		8,061,612

Communications Equipment—0.3%
Cisco Systems, Inc. (b)	66,380	1,113,193
Nokia OYJ (ADR)	127,070	1,482,907

		2,596,100

Computers & Peripherals—1.8%
Hewlett-Packard Co.	260,990	8,367,339
International Business Machines Corp.	107,520	10,417,613

		18,784,952

Diversified Financial Services—1.8%
Bank of America Corp.	234,906	1,602,059

Security Description	Shares	Value

Diversified Financial Services—(Continued)
CME Group, Inc.	2,730	$672,645
JPMorgan Chase & Co.	623,750	16,579,275

		18,853,979

Diversified Telecommunication Services—2.4%
AT&T, Inc.	893,164	22,507,733
Embarq Corp.	44,936	1,700,828
Verizon Communications, Inc. (a)	10,147	306,439

		24,515,000

Electric Utilities—2.1%
Allegheny Energy, Inc. (a)	74,460	1,725,238
American Electric Power Co., Inc. (a)	81,130	2,049,344
Entergy Corp.	33,058	2,250,919
FPL Group, Inc. (a)	174,010	8,827,527
Northeast Utilities	29,010	626,326
PPL Corp. (a)	183,076	5,256,112
Progress Energy, Inc. (a)	45,240	1,640,403

		22,375,869

Electrical Equipment—0.1%
Rockwell Automation, Inc.	33,580	733,387

Electronic Equipment, Instruments & Components—0.2%
Agilent Technologies, Inc. (a) (b)	150,360	2,311,033

Energy Equipment & Services—0.4%
Halliburton Co. (a)	50,400	779,688
National Oilwell Varco, Inc. (b)	67,140	1,927,589
Noble Corp. (a)	41,400	997,326

		3,704,603

Food & Staples Retailing—2.0%
CVS Caremark Corp.	340,533	9,361,252
The Kroger Co. (a)	242,810	5,152,428
Wal-Mart Stores, Inc.	54,570	2,843,097
Walgreen Co.	139,100	3,611,036

		20,967,813

Food Products—1.9%
General Mills, Inc.	44,430	2,216,168
Groupe Danone (EUR)	34,076	1,660,162
Kellogg Co. (a)	79,910	2,927,103
Nestle S.A. (CHF)	322,709	10,911,073
The J. M. Smucker Co. (a)	66,756	2,487,996

		20,202,502

Health Care Equipment & Supplies—0.5%
Dentsply International, Inc. (a)	29,760	799,056
Medtronic, Inc.	68,550	2,020,169
Zimmer Holdings, Inc. (b)	52,940	1,932,310

		4,751,535

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-120

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—0.5%
UnitedHealth Group, Inc.	81,210	$1,699,725
WellPoint, Inc. (b)	80,120	3,042,157

		4,741,882

Hotels, Restaurants & Leisure—0.1%
Royal Caribbean Cruises, Ltd. (a) (b)	149,850	1,200,299

Household Products—0.9%
Clorox Co. (a)	57,910	2,981,207
Colgate-Palmolive Co. (a)	25,390	1,497,502
Procter & Gamble Co.	97,882	4,609,263

		9,087,972

Independent Power Producers & Energy Traders—0.3%
NRG Energy, Inc. (b)	150,250	2,644,400

Industrial Conglomerates—0.7%
3M Co.	130,180	6,472,549
General Electric Co.	73,615	744,248

		7,216,797

Insurance—2.2%
AON Corp.	48,250	1,969,565
Prudential Financial, Inc.	49,230	936,355
The Allstate Corp.	391,266	7,492,744
The Chubb Corp.	56,890	2,407,585
The Travelers Cos., Inc.	243,090	9,879,177

		22,685,426

Internet Software & Services—0.1%
Google, Inc. (Class A) (a) (b)	1,630	567,338

IT Services—1.3%
Accenture, Ltd. (Class A)	242,719	6,672,345
Automatic Data Processing, Inc. (a)	73,130	2,571,251
The Western Union Co. (a)	184,900	2,324,193
Visa, Inc. (a)	37,360	2,077,216

		13,645,005

Leisure Equipment & Products—0.2%
Hasbro, Inc. (a)	90,150	2,260,061

Life Sciences Tools & Services—0.3%
Waters Corp. (a) (b)	87,780	3,243,471

Machinery—0.9%
Danaher Corp. (a)	107,800	5,844,916
Eaton Corp.	107,590	3,965,767

		9,810,683

Media—1.5%
Omnicom Group, Inc. (a)	266,500	6,236,100
The Walt Disney Co. (a)	327,900	5,954,664

Security Description	Shares	Value

Media—(Continued)
Time Warner Cable, Inc. (a) (b)	46,643	$1,156,746
WPP, Plc. (GBP)	327,959	1,837,526

		15,185,036

Multi-Utilities—1.8%
CMS Energy Corp. (a)	74,320	879,949
Dominion Resources, Inc. (a)	158,442	4,910,117
PG&E Corp. (a)	97,400	3,722,628
Public Service Enterprise Group, Inc.	216,130	6,369,351
Sempra Energy	70,740	3,271,018

		19,153,063

Multiline Retail—0.6%
Macy’s, Inc. (a)	541,420	4,818,638
Target Corp. (a)	50,540	1,738,071

		6,556,709

Oil, Gas & Consumable Fuels—8.6%
Anadarko Petroleum Corp. (a)	86,750	3,373,708
Apache Corp. (a)	167,890	10,760,070
Chevron Corp. (a)	175,896	11,827,247
ConocoPhillips	47,770	1,870,673
Devon Energy Corp.	110,350	4,931,541
EOG Resources, Inc.	48,880	2,676,669
Exxon Mobil Corp.	332,884	22,669,400
Hess Corp.	102,080	5,532,736
Marathon Oil Corp.	149,640	3,934,036
Noble Energy, Inc.	29,090	1,567,369
Occidental Petroleum Corp.	41,850	2,328,953
Total S.A. (ADR)	326,570	16,021,524
Ultra Petroleum Corp. (a) (b)	23,880	857,053
Williams Cos., Inc.	127,590	1,451,974

		89,802,953

Personal Products—0.1%
Mead Johnson Nutrition Co. (b)	30,640	884,577

Pharmaceuticals—4.9%
Abbott Laboratories	83,388	3,977,608
GlaxoSmithKline, Plc. (GBP)	102,310	1,587,311
Johnson & Johnson	224,138	11,789,659
Merck & Co., Inc. (a)	432,373	11,565,978
Merck KGaA (EUR) (a)	23,970	2,111,523
Pfizer, Inc. (a)	225,860	3,076,213
Roche Holding AG (CHF)	9,940	1,363,150
Wyeth	356,140	15,328,266

		50,799,708

Professional Services—0.1%
Dun & Bradstreet Corp.	13,940	1,073,380

Road & Rail—0.0%
Burlington Northern Santa Fe Corp. (a)	7,705	463,456

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-121

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—1.0%
Intel Corp.	715,890	$10,774,145

Software—1.0%
Oracle Corp. (b)	600,250	10,846,518

Specialty Retail—0.8%
Home Depot, Inc. (a)	63,780	1,502,657
Staples, Inc. (a)	229,120	4,149,363
The Sherwin-Williams Co. (a)	59,660	3,100,530

		8,752,550

Textiles, Apparel & Luxury Goods—0.8%
Nike, Inc. (a)	168,530	7,902,372

Tobacco—2.3%
Altria Group, Inc.	84,306	1,350,582
Lorillard, Inc.	74,690	4,611,361
Philip Morris International, Inc.	519,280	18,475,982

		24,437,925

Trading Companies & Distributors—0.5%
W.W. Grainger, Inc. (a)	79,180	5,556,852

Wireless Telecommunication Services—0.7%
Rogers Communications, Inc. (CAD)	127,620	2,941,299
Vodafone Group, Plc. (GBP)	2,375,100	4,134,417

		7,075,716

Total Common Stock (Identified Cost $798,449,117)		614,146,333

Fixed Income—38.8%
Security Description	Par Amount	Value

Aerospace & Defense—0.2%
BAE Systems Holdings, Inc. (144A) 5.200%, 08/15/15	$1,718,000	1,675,832

Asset Backed—0.6%
Bayview Financial Revolving Mortgage Loan Trust (144A)
1.323%, 12/28/40 (c)	1,510,000	664,400
Capital Trust Re CDO, Ltd. (144A) 5.160%, 06/25/35	1,600,000	560,000
Connecticut RRB Special Purpose Trust CL&P 6.210%, 12/30/11 (c)	262,327	311,113
Countrywide Asset-Backed Certificates 4.575%, 07/25/35	1,860	1,742
4.823%, 08/25/35	24,457	22,989
5.689%, 10/25/36	930,000	370,938
GMAC Mortgage Corp. Loan Trust 5.805%, 10/25/36 (c)	1,077,000	416,245
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35	1,190,000	336,738

Security Description	Par Amount	Value

Asset Backed—(Continued)
Small Business Administration Participation Certificates
4.350%, 07/01/23 (c)	$1,297,950	$1,346,720
4.770%, 04/01/24	69,757	73,671
4.950%, 03/01/25 (c)	404,572	430,516
4.990%, 09/01/24 (c)	220,506	232,997
5.110%, 08/01/25 (c)	573,212	605,134
5.180%, 05/01/24 (c)	112,935	118,839
5.520%, 06/01/24 (c)	390,602	425,191
Structured Asset Securities Corp. 4.670%, 03/25/35	333,880	262,563

		6,179,796

Beverages—0.2%
Dr Pepper Snapple Group, Inc. 6.120%, 05/01/13	430,000	425,257
6.820%, 05/01/18	533,000	503,052
Miller Brewing Co. (144A) 5.500%, 08/15/13	1,311,000	1,262,696

		2,191,005

Capital Markets—0.5%
Lehman Brothers Holdings, Inc. 6.500%, 07/19/17 (d)	1,540,000	154
Merrill Lynch & Co., Inc. 6.110%, 01/29/37	1,270,000	631,205
6.150%, 04/25/13	1,160,000	975,093
Morgan Stanley 5.750%, 10/18/16	1,156,000	1,052,364
6.625%, 04/01/18	1,270,000	1,210,954
The Goldman Sachs Group, Inc. 5.625%, 01/15/17	1,351,000	1,052,384
7.500%, 02/15/19	602,000	613,599

		5,535,753

Collateralized-Mortgage Obligation—0.1%
BlackRock Capital Finance, L.P. (144A) 7.750%, 09/25/26	95,188	12,374
RAAC Series 4.971%, 09/25/34	752,000	538,080

		550,454

Commercial & Professional Services—0.3%
The Western Union Co. 5.400%, 11/17/11	1,721,000	1,754,852
Waste Management, Inc. 7.375%, 08/01/10	1,061,000	1,085,485

		2,840,337

Commercial Banks—0.7%
Bank One Corp. 8.000%, 04/29/27	100,000	98,770
BNP Paribas (144A) 7.195%, 12/31/49 (c)	500,000	255,710

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-122

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
ING Bank NV (144A) 3.900%, 03/19/14	$1,280,000	$1,288,602
Nordea Bank AB (144A) 5.424%, 12/29/49 (c)	359,000	145,395
Royal Bank of Scotland Group, Plc. (144A) 6.990%, 10/29/49 (c)	360,000	158,400
U.S. Bancorp 7.500%, 06/01/26	400,000	330,797
Wachovia Corp. 5.250%, 08/01/14	3,334,000	2,768,250
WOORI Bank (144A) 6.125%, 05/03/16 (c)	2,620,000	1,851,240

		6,897,164

Commercial Mortgage-Backed Securities—2.0%
Bear Stearns Commercial Mortgage Securities 4.680%, 08/13/39	150,000	131,467
Chase Commercial Mortgage Securities Corp. 7.543%, 07/15/32	4,620	4,613
Citigroup Commercial Mortgage Trust 5.700%, 12/10/49 (c)	3,630,000	2,493,705
Credit Suisse Mortgage Capital Certificates 5.695%, 09/15/40 (c)	1,735,738	1,133,770
GE Capital Commercial Mortgage Corp. 5.335%, 03/10/44 (c)	1,000,000	484,287
General Electric Capital Assurance Co. (144A) 5.743%, 05/12/35	35,000	27,859
Greenwich Capital Commercial Funding Corp. 4.305%, 08/10/42	323,883	311,983
4.915%, 01/05/36 (c)	500,000	438,739
5.317%, 06/10/36 (c)	1,341,434	1,147,039
5.475%, 02/10/17	3,025,000	1,185,885
JPMorgan Chase Commercial Mortgage Securities Corp.
5.231%, 05/15/41 (c)	1,292,933	1,060,235
5.475%, 04/15/43 (c)	2,260,000	1,637,147
5.552%, 05/12/45	949,000	721,848
5.819%, 06/15/49 (c)	1,900,000	1,306,744
5.875%, 04/15/45 (c)	2,260,000	1,704,957
Merrill Lynch Mortgage Trust 5.829%, 07/12/17 (c)	929,000	133,702
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.473%, 02/12/39 (c)	560,000	274,158
5.749%, 06/12/50 (c)	1,735,738	1,095,373
Morgan Stanley Capital I 5.150%, 06/13/41	250,000	223,108
Morgan Stanley Capital I (144A) 0.501%, 11/15/30 (c) (e)	6,682,583	143,806
Multi-Family Capital Access One, Inc. 6.650%, 01/15/24	105,667	105,541
Spirit Master Funding, LLC (144A) 5.050%, 07/20/23	1,243,779	890,782
Wachovia Bank Commercial Mortgage Trust 4.847%, 10/15/41	1,883,395	1,545,543
5.795%, 07/15/45 (c)	609,448	292,656
5.903%, 02/15/51 (c)	3,000,000	1,840,726

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust 5.957%, 06/15/45 (c)	$1,530,000	$672,401

		21,008,074

Construction & Engineering—0.1%
CRH America, Inc. 6.950%, 03/15/12	1,409,000	1,258,868

Consumer Finance—0.2%
American Express Co. 5.500%, 09/12/16	1,997,000	1,638,618
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	841,894

		2,480,512

Diversified Financial Services—2.0%
Bank of America Corp. 5.490%, 03/15/19	696,000	411,301
Citigroup, Inc. 5.000%, 09/15/14	1,105,000	732,506
DBS Capital Funding Corp. (144A) 7.657%, 03/31/49 (c)	805,000	683,279
Diageo Finance BV 5.500%, 04/01/13	1,182,000	1,221,713
EDP Finance BV (144A) 6.000%, 02/02/18	1,061,000	1,012,927
Enel Finance International S.A. (144A) 6.250%, 09/15/17	1,494,000	1,353,755
General Electric Capital Corp. 5.450%, 01/15/13 (a)	572,000	550,842
GG1C Funding Corp. (144A) 5.129%, 01/15/14	510,561	471,339
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	546,000	568,058
HSBC Finance Corp. 5.250%, 01/14/11	1,300,000	1,114,420
JET Equipment Trust (144A) 11.440%, 11/01/14 (d) (f) (g)	300,000	0
MidAmerican Funding, LLC 6.927%, 03/01/29	699,000	670,955
MUFG Capital Finance I, Ltd. 6.346%, 07/29/49 (c)	1,036,000	694,120
Natixis (144A) 10.000%, 04/29/49 (c)	1,749,000	525,207
ORIX Corp. 5.480%, 11/22/11	1,650,000	1,124,275
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	994,395
Shell International Finance BV 4.000%, 03/21/14	1,710,000	1,733,993
Spectra Energy Capital, LLC 8.000%, 10/01/19	1,253,000	1,260,019
Telecom Italia Capital S.A. 5.250%, 11/15/13	753,000	676,221
UBS Preferred Funding Trust V 6.243%, 05/12/49 (c)	2,180,000	595,421

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-123

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
UFJ Finance Aruba AEC 6.750%, 07/15/13	$1,320,000	$1,358,107
Unicredit Luxembourg Finance S.A. (144A) 6.000%, 10/31/17	1,520,000	836,000
UniCredito Italiano Capital Trust II (144A) 9.200%, 10/05/49 (c)	1,412,000	397,546
W3A Funding Corp. 8.090%, 01/02/17	629,562	620,301
ZFS Finance USA Trust I (144A) 5.875%, 05/09/32 (c)	500,000	197,980
6.500%, 05/09/37 (c)	1,950,000	799,500

		20,604,180

Diversified Telecommunication Services—0.4%
AT&T, Inc. 6.550%, 02/15/39	1,290,000	1,170,007
France Telecom S.A. 7.750%, 03/01/11 (c)	346,000	370,563
Telefonica Europe BV 7.750%, 09/15/10	488,000	509,600
Verizon New York, Inc. 6.875%, 04/01/12	2,172,000	2,224,688

		4,274,858

Electric Utilities—1.2%
Bruce Mansfield Unit 6.850%, 06/01/34	2,390,000	1,776,313
Exelon Generation Co., LLC 6.950%, 06/15/11	2,478,000	2,530,244
FirstEnergy Corp. 6.450%, 11/15/11	2,426,000	2,428,198
Hydro-Quebec 6.300%, 05/11/11	1,600,000	1,720,211
MidAmerican Energy Holdings Co. 5.875%, 10/01/12	768,000	797,318
Oncor Electric Delivery Co. 7.000%, 09/01/22	1,825,000	1,701,858
PPL Energy Supply, LLC 6.400%, 11/01/11	100,000	100,209
PSEG Power, LLC 5.500%, 12/01/15	977,000	898,174
6.950%, 06/01/12	1,000,000	1,023,186
United Energy Distribution Holdings, Ltd. (144A)
5.450%, 04/15/16	50,000	46,180

		13,021,891

Electronic Equipment, Instruments & Components—0.1%
Tyco Electronics Group S.A. 6.550%, 10/01/17	1,385,000	1,048,052

Energy Equipment & Services—0.2%
Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	1,202,000	1,225,737
7.750%, 03/15/32	625,000	585,109

		1,810,846

Security Description	Par Amount	Value

Federal Agencies—16.9%
Federal Home Loan Mortgage Corp. 4.125%, 11/18/09	$3,100,000	$3,160,586
4.500%, 05/01/18	361,453	374,360
4.500%, 08/01/18	569,847	590,195
4.500%, 11/01/18	537,221	556,405
4.500%, 01/01/19	982,997	1,018,098
4.500%, 08/01/19	54,619	56,501
4.500%, 02/01/20	371,861	384,675
4.500%, 04/01/35	1,171,439	1,198,422
5.000%, 12/01/17	22,939	23,988
5.000%, 05/01/18	234,201	243,807
5.000%, 06/01/18	35,098	36,670
5.000%, 09/01/18	530,090	553,823
5.000%, 12/01/18	75,063	78,424
5.000%, 02/01/19	614,365	640,718
5.000%, 06/01/19	270,185	281,775
5.000%, 09/01/33	2,237,801	2,317,283
5.000%, 11/01/33	1,263,376	1,308,248
5.000%, 03/01/34	363,341	375,906
5.000%, 04/01/34	406,855	420,924
5.000%, 08/01/35	1,234,247	1,276,156
5.000%, 10/01/35	3,858,739	3,989,763
5.000%, 11/01/35	401,795	415,438
5.500%, 01/01/19	113,533	118,704
5.500%, 04/01/19	68,212	71,446
5.500%, 06/01/19	49,066	51,301
5.500%, 07/01/19	165,152	172,674
5.500%, 08/01/19	53,721	56,167
5.500%, 12/01/19	95,864	100,229
5.500%, 02/01/20	25,825	26,977
5.500%, 10/01/24	499,094	520,126
5.500%, 06/01/25	1,016,853	1,058,833
5.500%, 07/01/25	462,181	481,261
5.500%, 08/01/25	716,168	745,735
5.500%, 05/01/33	1,328,419	1,384,319
5.500%, 12/01/33	1,736,588	1,809,664
5.500%, 01/01/34	1,677,105	1,747,678
5.500%, 04/01/34	268,253	279,206
5.500%, 11/01/34	214,211	222,957
5.500%, 12/01/34	322,708	335,884
5.500%, 05/01/35	137,354	142,833
5.500%, 09/01/35	370,947	385,745
5.500%, 10/01/35	594,591	618,310
6.000%, 04/01/16	86,954	91,647
6.000%, 04/01/17	153,698	161,898
6.000%, 07/01/17	81,611	85,966
6.000%, 10/01/17	112,831	118,851
6.000%, 08/01/19	417,995	438,272
6.000%, 09/01/19	208,454	218,566
6.000%, 11/01/19	130,144	136,844
6.000%, 05/01/21	280,622	294,235
6.000%, 10/01/21	341,701	358,277
6.000%, 02/01/23	721,456	759,866
6.000%, 12/01/25	289,060	303,658
6.000%, 02/01/26	305,751	321,192
6.000%, 04/01/34	178,586	187,329

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-124

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 6.000%, 07/01/34	$562,345	$589,873
6.000%, 08/01/34	3,529,536	3,702,325
6.000%, 09/01/34	81,221	85,197
6.000%, 07/01/35	342,301	358,417
6.000%, 08/01/35	422,149	442,023
6.000%, 11/01/35	1,043,320	1,092,439
6.000%, 03/01/36	475,544	497,784
6.000%, 10/01/36	751,059	787,828
6.000%, 03/01/37	660,853	691,657
6.000%, 05/01/37	845,686	885,104
6.000%, 06/01/37	1,156,942	1,210,869
6.500%, 05/01/34	140,551	148,855
6.500%, 06/01/34	180,807	191,489
6.500%, 08/01/34	767,272	812,604
6.500%, 10/01/34	671,503	713,275
6.500%, 11/01/34	403,348	427,179
6.500%, 05/01/37	399,353	421,490
6.500%, 07/01/37	1,259,586	1,329,408
Federal National Mortgage Association 3.000%, 07/12/10	787,000	806,017
4.010%, 08/01/13 (c)	145,583	148,427
4.020%, 08/01/13 (c)	579,346	591,748
4.500%, 04/01/18	412,037	427,265
4.500%, 06/01/18	945,440	980,382
4.500%, 07/01/18	532,421	552,098
4.500%, 03/01/19	620,682	642,846
4.500%, 06/01/19	657,459	680,936
4.500%, 04/01/20	517,401	535,876
4.500%, 07/01/20	279,032	288,996
4.500%, 08/01/33	1,949,633	1,998,469
4.500%, 02/01/35	481,711	493,325
4.500%, 09/01/35	665,064	680,580
4.589%, 05/01/14 (c)	830,354	861,938
4.630%, 04/01/14	361,808	375,794
4.700%, 03/01/15	606,794	631,876
4.751%, 04/01/13 (c)	77,625	80,932
4.840%, 08/01/14 (c)	886,879	930,590
4.845%, 06/01/13	91,006	95,372
4.872%, 02/01/14 (c)	648,799	678,589
4.880%, 03/01/20	434,851	456,409
4.940%, 08/01/15	50,000	51,754
5.000%, 11/01/17	608,853	636,873
5.000%, 02/01/18	2,129,263	2,227,232
5.000%, 12/01/18	1,620,243	1,693,289
5.000%, 07/01/19	885,354	923,055
5.000%, 07/01/20	720,550	749,883
5.000%, 08/01/20	208,873	217,375
5.000%, 11/01/33	922,236	954,731
5.000%, 03/01/34	1,300,271	1,345,751
5.000%, 04/01/34	376,764	389,686
5.000%, 05/01/34	412,215	426,353
5.000%, 08/01/34	453,419	468,970
5.000%, 09/01/34	1,580,968	1,635,190
5.000%, 12/01/34	240,126	248,362
5.000%, 01/01/35	460,929	476,738

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 5.000%, 06/01/35	$1,696,407	$1,754,323
5.000%, 07/01/35	4,795,233	4,958,944
5.000%, 08/01/35	991,263	1,025,106
5.000%, 08/01/36	482,954	499,443
5.370%, 02/01/13 (c)	379,774	402,950
5.370%, 05/01/18	630,000	658,279
5.466%, 11/01/15 (c)	428,460	463,161
5.500%, 11/01/17	956,629	1,004,381
5.500%, 12/01/17	176,379	185,183
5.500%, 01/01/18	643,907	676,048
5.500%, 02/01/18	558,496	585,676
5.500%, 06/01/19	711,306	745,034
5.500%, 07/01/19	601,827	630,364
5.500%, 08/01/19	178,476	186,938
5.500%, 09/01/19	618,433	647,757
5.500%, 01/01/21	280,470	293,243
5.500%, 03/01/21	79,288	82,800
5.500%, 02/01/33	564,901	588,777
5.500%, 05/01/33	50,827	52,975
5.500%, 06/01/33	1,857,379	1,935,882
5.500%, 07/01/33	2,390,221	2,491,245
5.500%, 11/01/33	1,401,026	1,460,241
5.500%, 12/01/33	262,694	273,797
5.500%, 01/01/34 (c)	422,166	440,009
5.500%, 01/01/34	674,326	702,827
5.500%, 02/01/34	1,536,364	1,600,860
5.500%, 03/01/34	189,148	197,028
5.500%, 04/01/34	506,796	527,582
5.500%, 05/01/34	2,126,059	2,213,260
5.500%, 06/01/34	2,687,514	2,797,744
5.500%, 07/01/34	1,453,045	1,512,642
5.500%, 09/01/34	4,198,787	4,371,004
5.500%, 10/01/34	4,640,534	4,830,868
5.500%, 11/01/34	5,923,955	6,166,930
5.500%, 12/01/34	2,648,525	2,757,156
5.500%, 01/01/35	2,073,871	2,158,932
5.500%, 02/01/35	326,656	340,054
5.500%, 04/01/35	452,575	470,713
5.500%, 07/01/35	471,543	490,442
5.500%, 08/01/35	567,176	589,907
5.500%, 09/01/35 (c)	1,372,028	1,427,017
6.000%, 05/15/11 (a)	1,473,000	1,615,416
6.000%, 07/01/16	313,920	330,721
6.000%, 01/01/17	367,653	387,101
6.000%, 02/01/17 (c)	370,198	390,011
6.000%, 07/01/17	577,548	608,459
6.000%, 08/01/17	63,276	66,623
6.000%, 09/01/17	333,968	351,634
6.000%, 03/01/18	52,292	55,058
6.000%, 11/01/18	314,951	331,807
6.000%, 01/01/21	310,970	325,913
6.000%, 05/01/21	185,726	194,651
6.000%, 11/01/25	148,603	156,160
6.000%, 02/01/32	1,337,591	1,406,835
6.000%, 03/01/34	116,704	123,730

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-125

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 6.000%, 04/01/34	$1,852,498	$1,943,181
6.000%, 06/01/34	1,845,941	1,935,732
6.000%, 07/01/34	2,132,873	2,236,623
6.000%, 08/01/34	3,672,889	3,851,549
6.000%, 10/01/34	1,746,980	1,831,958
6.000%, 11/01/34	271,350	284,549
6.000%, 12/01/34	130,631	136,985
6.000%, 08/01/35	387,469	405,590
6.000%, 09/01/35 (c)	533,141	564,603
6.000%, 10/01/35	728,258	762,316
6.000%, 11/01/35	323,233	338,350
6.000%, 12/01/35	1,065,256	1,115,077
6.000%, 02/01/36	832,192	871,111
6.000%, 04/01/36	1,516,430	1,586,639
6.000%, 06/01/36	554,547	580,393
6.000%, 03/01/37	644,498	673,898
6.000%, 07/01/37	876,163	916,131
6.330%, 03/01/11 (c)	160,558	169,588
6.500%, 06/01/31	328,979	349,589
6.500%, 07/01/31	154,319	163,986
6.500%, 08/01/31	90,205	95,856
6.500%, 09/01/31	430,046	456,987
6.500%, 02/01/32	425,259	451,900
6.500%, 07/01/32	759,010	806,541
6.500%, 08/01/32	705,037	748,324
6.500%, 01/01/33	286,325	303,904
6.500%, 04/01/34	424,491	449,790
6.500%, 06/01/34	203,857	215,736
6.500%, 08/01/34	227,651	240,917
6.500%, 04/01/36	331,836	349,980
6.500%, 05/01/36	522,178	550,729
6.500%, 02/01/37	1,646,440	1,736,370
6.500%, 05/01/37	852,197	898,745
6.500%, 07/01/37	741,774	782,290
7.500%, 10/01/29	84,364	91,465
7.500%, 02/01/30	50,289	54,584
7.500%, 11/01/31	182,784	197,951
7.500%, 02/01/32	55,344	59,941
Government National Mortgage Association 4.500%, 07/20/33	121,733	124,917
4.500%, 09/15/33	528,247	541,793
4.500%, 09/20/33	63,406	65,065
4.500%, 12/20/34	63,517	65,119
4.500%, 03/20/35	314,688	322,326
5.000%, 07/20/33	239,541	248,919
5.000%, 03/15/34	227,609	236,903
5.000%, 06/15/34	382,873	398,507
5.000%, 12/15/34	227,509	236,799
5.000%, 06/15/35	87,854	91,372
5.500%, 11/15/32	650,385	680,028
5.500%, 08/15/33	2,560,769	2,676,683
5.500%, 12/15/33	979,883	1,023,476
5.500%, 09/15/34	909,817	950,147
5.500%, 10/15/35	269,959	281,757
6.000%, 12/15/28	184,448	194,180

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association 6.000%, 12/15/31	$185,073	$194,838
6.000%, 03/15/32	7,414	7,803
6.000%, 10/15/32	700,513	737,257
6.000%, 01/15/33	112,645	118,483
6.000%, 02/15/33	6,000	6,311
6.000%, 04/15/33	728,462	766,217
6.000%, 08/15/33	7,452	7,839
6.000%, 07/15/34	550,632	577,793
6.000%, 09/15/34	431,820	453,120
6.000%, 01/20/35	265,728	277,851
6.000%, 02/20/35	135,300	141,473
6.000%, 04/20/35	223,918	234,134
6.000%, 01/15/38	1,123,564	1,175,476

		176,468,423

Food & Staples Retailing—0.3%
CVS Caremark Corp. 6.125%, 08/15/16	1,080,000	1,087,272
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	1,644,694

		2,731,966

Food Products—0.0%
General Mills, Inc. 5.650%, 02/15/19	240,000	244,333

Foreign Government—0.4%
Egypt Government AID Bonds 4.450%, 09/15/15	1,903,000	2,022,356
Province of Ontario Canada 5.000%, 10/18/11 (a)	2,170,000	2,302,327

		4,324,683

Government Agency—0.3%
California Educational Facilities Authority 5.000%, 03/15/39	730,000	739,081
Financing Corp. (FICO) 9.650%, 11/02/18	430,000	647,713
Massachusetts Bay Transportation Authority 5.250%, 07/01/33	1,190,000	1,228,032
Massachusetts Health & Educational Facilities Authority
5.500%, 06/01/30	735,000	788,596
U.S. Department of Housing & Urban Development
7.498%, 08/01/11	98,000	100,051

		3,503,473

Health Care Equipment & Supplies—0.3%
Hospira, Inc. 5.550%, 03/30/12	530,000	536,695
6.050%, 03/30/17 (c)	979,000	873,747
Roche Holdings, Inc. (144A) 6.000%, 03/01/19	860,000	880,386
7.000%, 03/01/39	900,000	945,699

		3,236,527

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-126

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Health Care Providers & Services—0.1%
Cardinal Health, Inc. 5.800%, 10/15/16	$793,000	$728,380
HCA, Inc. 8.750%, 09/01/10	112,000	111,440

		839,820

Hotels, Restaurants & Leisure—0.1%
Wyndham Worldwide Corp. 6.000%, 12/01/16	1,077,000	548,775

Household Durables—0.1%
Fortune Brands, Inc. 5.125%, 01/15/11	1,396,000	1,370,076

Insurance—0.3%
American International Group, Inc. (144A) 8.250%, 08/15/18	660,000	282,411
Chubb Corp. 6.375%, 03/29/67 (c)	2,110,000	1,204,409
Everest Reinsurance Holdings, Inc. 8.750%, 03/15/10	100,000	99,379
ING Groep NV 5.775%, 12/29/49 (c)	1,250,000	343,750
OneBeacon U.S. Holdings, Inc. 5.875%, 05/15/13	735,000	564,287
The Allstate Corp. 5.550%, 05/09/35	1,236,000	854,604

		3,348,840

Machinery—0.2%
Atlas Copco AB (144A) 5.600%, 05/22/17	910,000	822,150
Kennametal, Inc. 7.200%, 06/15/12	1,284,000	1,291,268

		2,113,418

Media—0.4%
CBS Corp. 6.625%, 05/15/11	874,000	841,319
COX Communications, Inc. 4.625%, 06/01/13	1,058,000	962,137
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	156,843
News America Holdings, Inc. 8.500%, 02/23/25	722,000	664,574
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	1,240,000	1,173,061

		3,797,934

Metals & Mining—0.1%
ArcelorMittal 6.125%, 06/01/18	1,727,000	1,249,400

Security Description	Par Amount	Value

Multi-Utilities—0.1%
CenterPoint Energy Resources Corp. 7.875%, 04/01/13	$1,293,000	$1,323,813

Oil, Gas & Consumable Fuels—0.9%
Anadarko Petroleum Corp. 6.450%, 09/15/36	1,330,000	929,623
ConocoPhillips 6.500%, 02/01/39	880,000	858,419
Devon OEI Operating, Inc. 7.250%, 10/01/11	2,215,000	2,342,165
Enterprise Products Operating, LLC 6.500%, 01/31/19	908,000	834,310
Hess Corp. 8.125%, 02/15/19	300,000	309,261
Pemex Project Funding Master Trust 9.125%, 10/13/10	35,000	37,363
Petroleos Mexicanos 8.000%, 05/03/19	759,000	739,076
Ras Laffan Liquefied Natural Gas Co., Ltd. III (144A)
5.832%, 09/30/16	970,000	915,554
Valero Energy Corp. 6.875%, 04/15/12	2,023,000	2,041,717

		9,007,488

Pharmaceuticals—0.3%
Allergan, Inc. 5.750%, 04/01/16	1,430,000	1,397,771
Pfizer, Inc. 6.200%, 03/15/19	858,000	914,386
7.200%, 03/15/39	540,000	579,103

		2,891,260

Real Estate Investment Trusts—0.4%
Boston Properties, Inc. 5.000%, 06/01/15	200,000	143,587
HRPT Properties Trust 6.250%, 08/15/16	1,776,000	1,170,223
Prologis 5.750%, 04/01/16	1,743,000	957,881
Simon Property Group, L.P. 5.875%, 03/01/17 (a)	1,328,000	1,024,365
Vornado Realty, L.P. 4.750%, 12/01/10	530,000	493,356

		3,789,412

Road & Rail—0.1%
CSX Corp. 6.750%, 03/15/11	92,000	92,588
7.900%, 05/01/17	1,120,000	1,094,530
Norfolk Southern Corp. 7.050%, 05/01/37	360,000	372,565

		1,559,683

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-127

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Specialty Retail—0.1%
Home Depot, Inc. 5.875%, 12/16/36	$504,000	$356,923
Limited Brands, Inc. 5.250%, 11/01/14	1,028,000	721,308

		1,078,231

Tobacco—0.2%
Altria Group, Inc. 9.700%, 11/10/18	728,000	792,428
Philip Morris International, Inc. 4.875%, 05/16/13	826,000	835,012

		1,627,440

U.S. Treasury—8.0%
U.S. Treasury Bonds 4.500%, 02/15/36 (a)	2,609,000	3,006,059
5.375%, 02/15/31 (a)	8,464,000	10,671,250
6.250%, 08/15/23 (a)	1,251,000	1,645,847
8.500%, 02/15/20	1,104,000	1,648,410
U.S. Treasury Notes 0.875%, 02/28/11 (a)	7,654,000	7,668,619
1.500%, 10/31/10 (a)	11,093,000	11,225,162
1.500%, 12/31/13 (a)	3,886,000	3,876,285
2.000%, 11/30/13	2,098,000	2,141,271
2.625%, 02/29/16 (a)	800,000	820,438
3.500%, 05/31/13 (a)	3,900,000	4,229,367
3.750%, 11/15/18 (a)	7,139,000	7,782,081
3.875%, 02/15/13	5,448,000	5,968,115
4.000%, 06/15/09	203,000	204,586
4.125%, 08/31/12	7,209,000	7,894,980
4.125%, 05/15/15	125,000	141,182
4.500%, 04/30/12 (a)	3,651,000	4,013,818
4.750%, 08/15/17 (a)	2,444,000	2,858,717
5.125%, 06/30/11 (a)	764,000	837,654
6.500%, 02/15/10	6,277,000	6,598,696

		83,232,537

Wireless Telecommunication Services—0.2%
AT&T Mobility, LLC 6.500%, 12/15/11	900,000	948,531
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,482,226

		2,430,757

Yankee—0.2%
Nexen, Inc. 5.875%, 03/10/35	462,000	305,669
Petro-Canada 6.050%, 05/15/18	1,664,000	1,430,895
StatoilHydro ASA 7.750%, 06/15/23	100,000	110,773

		1,847,337

Total Fixed Income (Identified Cost $429,390,187)		403,943,248

Short Term Investments—7.9%
Security Description	Par Amount/Shares	Value

Commercial Paper—1.4%
HSBC Americas, Inc. 0.250%, 04/01/09	$14,322,000	$14,322,000

Mutual Funds—6.5%
State Street Navigator Securities Lending Prime Portfolio (h)	67,979,757	67,979,757

Total Short Term Investments (Identified Cost $82,301,757)		82,301,757

Total Investments—105.6% (Identified Cost $1,310,141,061) (i)		1,100,391,338
Liabilities in excess of other assets		(57,927,148)

Net Assets—100%		$1,042,464,190

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $66,735,060 and the collateral received consisted of cash in the amount of $67,979,757. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2009.
(d)	Non-Income Producing; Defaulted Bond.
(e)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(f)	Security was valued in good faith under procedures established by the Board of Directors.
(g)	Zero Valued Security.
(h)	Represents investment of cash collateral received from securities lending transactions.
(i)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $1,310,141,580 and the composition of unrealized appreciation and depreciation of investment securities was $18,892,306 and $(228,642,548), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2009, the market value of 144A securities was $19,107,009, which is 1.9% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-128

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$648,219,754	$0
Level 2—Other Significant Observable Inputs	450,056,402	0
Level 3—Significant Unobservable Inputs	2,115,182	0

Total	$1,100,391,338	$0

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments In Securities	Other Financial Instruments*
Balance as of December 31, 2008	$2,751,986	$0
Transfers In (Out) of Level 3	0	0
Accrued discounts/premiums	0	0
Realized Gain (Loss)	248	0
Change in unrealized appreciation (depreciation)	(617,741)	0
Net Purchases (Sales)	(19,311)	0

Balance as of March 31, 2009	$2,115,182	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-129

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—8.5%
Lockheed Martin Corp.	329,090	$22,717,083
Northrop Grumman Corp.	297,330	12,975,481
United Technologies Corp.	200,840	8,632,103

		44,324,667

Auto Components—0.4%
Johnson Controls, Inc.	163,480	1,961,760

Beverages—2.9%
Diageo, Plc. (GBP) (a)	538,480	6,058,418
Molson Coors Brewing Co.	63,540	2,178,151
PepsiCo, Inc.	130,250	6,705,270

		14,941,839

Capital Markets—7.1%
Franklin Resources, Inc.	40,940	2,205,438
Invesco, Ltd.	89,350	1,238,391
State Street Corp.	230,480	7,094,174
The Bank of New York Mellon Corp.	498,666	14,087,314
The Goldman Sachs Group, Inc.	117,980	12,508,240

		37,133,557

Chemicals—2.7%
Air Products & Chemicals, Inc.	86,880	4,887,000
PPG Industries, Inc.	247,840	9,145,296

		14,032,296

Commercial Banks—1.2%
PNC Financial Services Group, Inc.	93,150	2,728,364
Wells Fargo & Co.	241,880	3,444,371

		6,172,735

Computers & Peripherals—2.7%
Hewlett-Packard Co.	112,020	3,591,361
International Business Machines Corp.	109,400	10,599,766

		14,191,127

Diversified Financial Services—2.4%
Bank of America Corp.	409,163	2,790,492
JPMorgan Chase & Co.	369,380	9,818,120

		12,608,612

Diversified Telecommunication Services—4.0%
AT&T, Inc.	800,870	20,181,924
Verizon Communications, Inc.	16,590	501,018

		20,682,942

Electric Utilities—2.9%
Entergy Corp.	54,300	3,697,287
FPL Group, Inc.	113,800	5,773,074
PPL Corp.	194,430	5,582,085

		15,052,446

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.3%
Agilent Technologies, Inc. (b)	90,150	$1,385,605

Energy Equipment & Services—0.6%
National Oilwell Varco, Inc. (b)	111,160	3,191,404

Food & Staples Retailing—1.8%
CVS Caremark Corp.	223,718	6,150,008
The Kroger Co.	153,600	3,259,392

		9,409,400

Food Products—2.4%
Kellogg Co.	67,090	2,457,507
Nestle S.A. (CHF)	227,837	7,703,367
The J. M. Smucker Co.	57,830	2,155,324

		12,316,198

Health Care Equipment & Supplies—0.4%
Medtronic, Inc.	68,840	2,028,715

Health Care Providers & Services—0.2%
WellPoint, Inc. (b)	32,630	1,238,961

Hotels, Restaurants & Leisure—0.4%
Royal Caribbean Cruises, Ltd. (a) (b)	281,660	2,256,097

Household Products—1.1%
Procter & Gamble Co.	126,265	5,945,819

Industrial Conglomerates—1.0%
3M Co.	108,280	5,383,682

Insurance—5.0%
AON Corp.	79,500	3,245,190
Prudential Financial, Inc.	118,600	2,255,772
The Allstate Corp.	562,330	10,768,620
The Chubb Corp.	151,200	6,398,784
The Travelers Cos., Inc.	78,980	3,209,747

		25,878,113

IT Services—2.8%
Accenture, Ltd. (Class A)	387,310	10,647,152
Automatic Data Processing, Inc.	52,680	1,852,229
The Western Union Co.	181,220	2,277,935

		14,777,316

Leisure Equipment & Products—0.3%
Hasbro, Inc.	67,400	1,689,718

Life Sciences Tools & Services—0.5%
Waters Corp. (a) (b)	66,550	2,459,022

Machinery—1.6%
Danaher Corp. (a)	89,100	4,831,002
Eaton Corp.	97,670	3,600,116

		8,431,118

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-130

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—3.1%
Omnicom Group, Inc. (a)	278,860	$6,525,324
The Walt Disney Co.	375,611	6,821,096
WPP, Plc. (GBP)	527,949	2,958,052

		16,304,472

Multi-Utilities—3.1%
Dominion Resources, Inc.	235,524	7,298,889
PG&E Corp.	113,720	4,346,378
Public Service Enterprise Group, Inc.	160,770	4,737,892

		16,383,159

Multiline Retail—0.5%
Macy’s, Inc. (a)	271,470	2,416,083

Oil, Gas & Consumable Fuels—14.0%
Apache Corp.	109,620	7,025,546
Chevron Corp.	186,684	12,552,632
ConocoPhillips	78,517	3,074,726
Devon Energy Corp.	128,650	5,749,368
EOG Resources, Inc.	79,560	4,356,706
Exxon Mobil Corp.	190,440	12,968,964
Hess Corp.	108,040	5,855,768
Marathon Oil Corp.	46,820	1,230,898
Occidental Petroleum Corp.	68,800	3,828,720
Total S.A. (ADR)	334,310	16,401,248

		73,044,576

Pharmaceuticals—8.8%
Abbott Laboratories	81,140	3,870,378
GlaxoSmithKline, Plc. (GBP)	166,600	2,584,753
Johnson & Johnson	172,650	9,081,390
Merck & Co., Inc.	396,330	10,601,828
Pfizer, Inc.	374,220	5,096,876
Roche Holding AG (CHF)	15,960	2,188,720
Wyeth	293,230	12,620,619

		46,044,564

Professional Services—0.3%
Dun & Bradstreet Corp.	22,990	1,770,230

Road & Rail—0.2%
Burlington Northern Santa Fe Corp.	20,090	1,208,414

Semiconductors & Semiconductor Equipment—2.1%
Intel Corp.	722,200	10,869,110

Software—2.2%
Oracle Corp. (b)	646,920	11,689,844

Specialty Retail—1.7%
Home Depot, Inc.	45,950	1,082,582
Staples, Inc.	140,600	2,546,266
The Sherwin-Williams Co. (a)	96,420	5,010,947

		8,639,795

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—1.4%
Nike, Inc.	158,130	$7,414,716

Tobacco—4.9%
Altria Group, Inc.	135,640	2,172,953
Lorillard, Inc.	53,540	3,305,560
Philip Morris International, Inc.	567,730	20,199,833

		25,678,346

Trading Companies & Distributors—0.8%
W.W. Grainger, Inc. (a)	56,020	3,931,484

Wireless Telecommunication Services—1.7%
Rogers Communications, Inc. (CAD) (a)	104,870	2,416,973
Vodafone Group, Plc. (GBP)	3,797,665	6,610,724

		9,027,697

Total Common Stock (Identified Cost $761,783,370)		511,915,639

Short Term Investments—5.4%
Security Description	Par Amount/Shares	Value

Commercial Paper—1.6%
HSBC Americas, Inc. 0.250%, 04/01/09	$8,060,000	8,060,000

Mutual Funds—3.8%
State Street Navigator Securities Lending Prime Portfolio (c)	19,849,105	19,849,105

Total Short Term Investments (Identified Cost $27,909,105)		27,909,105

Total Investments—103.4% (Identified Cost $789,692,475) (d)		539,824,744
Liabilities in excess of other assets		(17,666,234)

Net Assets—100%		$522,158,510

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $19,524,736 and the collateral received consisted of cash in the amount of $19,849,105 and non-cash collateral with a value of $128. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $789,692,475 and the composition of unrealized appreciation and depreciation of investment securities was $1,750,931 and $(251,618,662), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-131

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(GBP)—	British Pound

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$501,243,736	$0
Level 2—Other Significant Observable Inputs	38,581,008	0
Level 3—Significant Unobservable Inputs	0	0

Total	$539,824,744	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-132

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—94.0% of Net Assets

Security Description	Shares	Value

Australia—6.5%
AGL Energy, Ltd.	27,513	$285,430
Alumina, Ltd. (a)	77,975	70,633
Amcor, Ltd.	57,157	176,331
AMP, Ltd.	121,108	395,147
ASX, Ltd.	11,184	227,696
Australia & New Zealand Banking Group, Ltd.	134,038	1,466,192
AXA Asia Pacific Holdings, Ltd.	50,272	118,710
Bendigo Bank, Ltd.	16,859	95,840
BHP Billiton, Ltd.	211,929	4,702,925
BlueScope Steel, Ltd.	75,643	135,107
Boral, Ltd. (a)	33,631	84,315
Brambles, Ltd.	89,667	298,803
CFS Retail Property Trust (REIT) (a)	95,649	108,028
Coca-Cola Amatil, Ltd.	42,510	255,317
Cochlear, Ltd.	4,856	168,736
Commonwealth Bank of Australia	93,282	2,249,648
Computershare, Ltd.	29,681	180,664
Crown, Ltd. (a)	29,464	128,891
CSL, Ltd.	38,439	865,936
DB RREEF Trust (REIT)	319,414	166,392
Fortescue Metals Group, Ltd. (a) (b)	82,630	146,731
Foster’s Group, Ltd.	131,472	461,012
Goodman Fielder, Ltd.	87,559	63,485
GPT Group (REIT)	356,812	107,996
Incitec Pivot, Ltd.	104,676	154,218
Insurance Australia Group, Ltd.	133,405	323,588
Leighton Holdings, Ltd. (a)	9,786	131,165
Lend Lease Corp., Ltd.	30,661	138,794
Lion Nathan, Ltd.	21,432	120,080
Macquarie Group, Ltd. (a)	17,263	324,885
Macquarie Infrastructure Group (a)	183,237	187,099
Metcash, Ltd.	49,589	138,900
National Australia Bank, Ltd.	118,494	1,653,827
Newcrest Mining, Ltd.	30,833	696,188
OneSteel, Ltd.	52,833	82,685
Orica, Ltd.	21,486	220,385
Origin Energy, Ltd.	54,981	566,225
Oxiana, Ltd. (a)	189,734	45,974
Qantas Airways, Ltd.	58,796	71,212
QBE Insurance Group, Ltd.	62,675	839,033
Rio Tinto, Ltd.	19,437	759,303
Santos, Ltd.	36,830	427,023
Sims Group, Ltd.	9,738	114,955
Sonic Healthcare, Ltd.	24,290	186,739
Stockland (REIT)	92,213	198,612
Suncorp-Metway, Ltd.	85,502	356,452
TABCORP Holdings, Ltd.	39,512	178,052
Tattersall’s, Ltd. (a)	76,330	146,424
Telstra Corp., Ltd.	286,849	637,606
Toll Holdings, Ltd.	41,980	181,620
Transurban Group	86,903	281,733
Wesfarmers, Ltd. (a)	66,995	871,980
Wesfarmers, Ltd. (Price Protected Shares) (b)	11,090	145,553
Westfield Group (REIT)	131,549	913,865
Westpac Banking Corp.	176,877	2,344,156
Woodside Petroleum, Ltd.	32,342	847,693

Security Description	Shares	Value

Australia—(Continued)
Woolworths, Ltd.	77,767	$1,351,611
WorleyParsoms, Ltd.	10,634	133,172

		28,730,772

Austria—0.3%
Erste Bank der oesterreichischen Sparkassen AG (a)	12,016	205,118
OMV AG	11,469	380,558
Raiffeisen International Bank Holding AG (a)	3,451	97,228
Telekom Austria AG	23,731	357,937
Verbund-Oesterreichische Elektrizitaetswirtschafts AG (Class A) (a)	5,457	207,048
Voestalpine AG	7,335	95,929

		1,343,818

Belgium—0.9%
Anheuser-Busch InBev NV (VVPR Strip)	17,553	70
Belgacom S.A.	10,680	333,871
Colruyt S.A. (a)	1,086	248,741
Delhaize Group	6,756	437,328
Dexia S.A. (a)	32,440	112,008
Fortis	137,599	252,625
Fortis Bank S.A. (b) (c) (d)	5	0
Groupe Bruxelles Lambert S.A.	5,116	346,598
InBev NV (a)	45,380	1,250,690
KBC Groep NV	10,239	165,058
Mobistar S.A.	1,944	122,662
Nationale A Portefeuille	2,443	113,236
Solvay S.A.	3,502	244,721
UCB S.A.	6,793	199,978
Umicore S.A.	6,589	121,219

		3,948,805

Bermuda—0.4%
Cheung Kong Infrastructure Holdings, Ltd. (HKD)	33,000	131,803
Esprit Holdings, Ltd. (HKD)	67,800	350,027
Frontline, Ltd. (NOK) (a)	3,220	57,602
Kerry Properties, Ltd. (HKD) (a)	46,500	112,248
Li & Fung, Ltd. (HKD)	150,800	355,797
Noble Group, Ltd. (SGD)	146,000	114,385
NWS Holdings, Ltd. (HKD)	63,000	85,908
SeaDrill, Ltd. (NOK)	18,268	178,972
Shangri-La Asia, Ltd. (HKD)	101,114	116,041
Yue Yuen Industrial Holdings, Ltd. (HKD)	50,500	116,025

		1,618,808

Cayman Islands—0.0%
Hopewell Highway Infrastructure Ltd. (HKD)	5,000	2,793

Denmark—0.8%
AP Moller-Maersk A/S (Series A)	35	151,601
AP Moller-Maersk A/S (Series B)	72	315,687
Carlsberg A/S (Class B)	4,506	185,837
Coloplast A/S	2,044	125,430
Danisco A/S	3,322	99,385
Danske Bank A/S (a)	26,805	225,591

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-133

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
DSV A/S (a)	12,153	$89,361
FLSmidth & Co. A/S (a)	3,194	81,466
Novo Nordisk A/S (a)	28,025	1,341,766
Novozymes A/S (Series B)	3,213	231,848
Topdanmark A/S	1,150	113,352
TrygVesta A/S	2,044	103,562
Vestas Wind Systems A/S	11,746	517,782

		3,582,668

Finland—1.2%
Elisa Oyj	9,437	137,112
Fortum Oyj	27,597	524,292
Kesko Oyj	4,472	92,529
Kone Oyj	10,280	212,596
Metso Oyj	8,217	96,746
Neste Oil Oyj (a)	7,224	95,825
Nokia Oyj	240,053	2,804,963
Nokian Renkaat OYJ	7,322	85,984
Orion Oyj (Series B) (a)	5,519	79,697
Outokumpu Oyj	6,340	68,439
Rautaruukki Oyj (a)	5,366	85,609
Sampo Oyj	27,863	411,305
Stora Enso Oyj (a)	40,497	143,113
UPM-Kymmene Oyj (a)	32,997	189,974
Wartsila Oyj	5,341	112,498

		5,140,682

France—9.6%
Accor S.A.	12,073	418,780
Aeroports de Paris	2,209	116,961
Air France-KLM (a)	7,711	68,582
Air Liquide S.A.	15,382	1,247,258
Alcatel-Lucent	146,253	274,456
Alstom	14,263	737,000
Atos Origin S.A. (a)	3,727	95,369
AXA S.A.	97,725	1,184,322
BioMerieux	948	73,777
BNP Paribas	51,799	2,130,881
Bouygues	15,053	536,008
Bureau Veritas S.A. (b)	2,571	97,021
Cap Gemini S.A.	8,581	275,889
Carrefour S.A. (a)	41,089	1,598,245
Casino Guichard-Perrachon S.A.	3,089	200,237
Christian Dior S.A.	3,396	186,312
Cie de Saint-Gobain	22,639	632,344
Cie Generale d’Optique Essilor International S.A. (a)	12,229	471,966
Cie Generale de Geophysique-Veritas (a) (b)	8,270	95,603
CNP Assurances	2,630	166,163
Compagnie Générale des Etablissements Michelin (Class B)	9,437	348,734
Credit Agricole S.A.	60,620	665,858
Dassault Systemes S.A.	4,077	158,226
Eiffage S.A. (a)	2,346	108,788
Electricite de France	12,399	486,006
Eutelsat Communications (b)	5,527	117,276

Security Description	Shares	Value

France—(Continued)
France Telecom S.A.	115,452	$2,620,452
Gaz de France S.A.	69,130	2,372,283
Groupe Danone	27,582	1,343,778
Hermes International	3,409	395,285
ICADE	1,079	76,298
Imerys S.A.	1,878	68,498
Ipsen S.A.	1,726	66,227
Klepierre (REIT) (a)	5,150	90,494
L’Oreal S.A.	15,159	1,043,314
Lafarge S.A. (a)	8,052	360,799
Lagardere S.C.A.	8,303	232,240
Legrand S.A. (a)	5,988	103,978
lliad S.A.	1,063	99,003
LVMH Moet Hennessy Louis Vuitton S.A. (a)	15,517	970,861
Natixis	61,277	104,092
Neopost S.A. (a)	1,997	154,450
PagesJaunes Groupe S.A. (a)	6,661	56,275
Pernod-Ricard S.A.	10,116	564,328
Peugoet S.A. (a)	8,508	160,170
Pinault-Printemps-Redoute S.A.	4,886	312,031
Publicis Groupe	7,880	201,369
Renault S.A.	11,630	239,745
Safran S.A.	14,320	132,861
Sanofi-Aventis S.A.	66,339	3,715,650
Schneider Electric S.A.	14,039	930,313
Scor SE	11,686	240,258
Societe Des Autoroutes Paris-Rhin-Rhone	1,469	93,463
Société BIC S.A.	1,753	85,894
Société Générale	29,858	1,170,211
Sodexho Alliance S.A.	5,937	269,805
Suez Environment S.A. (b)	16,270	238,882
Technip S.A.	6,217	218,685
Thales S.A.	6,811	257,696
Total S.A.	134,502	6,657,943
Unibail-Rodamco (REIT)	5,058	718,281
Vallourec	3,284	303,862
Veolia Environnement S.A.	23,280	484,195
Vinci S.A.	26,531	980,806
Vivendi	73,828	1,946,987
Zodiac S.A. (a)	2,708	68,531

		42,642,355

Germany—7.3%
Adidas AG	12,448	414,392
Allianz SE	28,579	2,402,968
BASF AG	59,376	1,798,995
Bayer AG	48,304	2,309,629
Bayerische Motoren Werke AG	20,475	592,981
Beiersdorf AG (a)	5,572	250,082
Celesio AG	5,284	97,197
Commerzbank AG (a)	47,713	255,176
Daimler AG	54,923	1,393,433
Deutsche Bank AG (a)	33,728	1,369,261
Deutsche Boerse AG	12,158	733,122
Deutsche Lufthansa AG	17,782	193,018
Deutsche Post AG	52,248	561,474

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-134

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Deutsche Postbank AG (a)	5,103	$81,073
Deutsche Telekom AG	179,150	2,224,410
E.ON AG	119,994	3,333,661
Fraport AG Frankfurt Airport Services (a)	2,305	74,015
Fresenius Medical Care AG	11,689	453,632
Fresenius SE	1,704	64,589
GEA Group AG	10,696	113,815
Hannover Rueckversicherung AG	3,778	120,260
Henkel KGaA	9,848	248,592
Hochtief AG	3,848	145,764
K&S AG	9,505	441,174
Linde AG	9,079	615,750
MAN AG (a)	6,440	280,390
Merck KGaA	4,173	367,601
Metro AG	7,039	232,213
Müenchener Rüeckversicherungs AG (a)	13,084	1,595,044
Puma AG Rudolf Dassler Sport	445	67,533
Q-Cells AG (a) (b)	3,759	73,461
RWE AG	27,981	1,963,442
Salzgitter AG	2,440	136,511
SAP AG	55,214	1,957,024
Siemens AG	54,835	3,134,212
Solarworld AG (a)	4,671	95,689
Suedzucker AG	4,401	84,736
ThyssenKrupp AG	22,242	388,863
TUI AG	13,050	69,658
Volkswagen AG (a)	5,590	1,717,751
Wacker Chemie AG	978	81,249

		32,533,840

Greece—0.5%
Alpha Bank A.E.	23,734	158,419
Coca-Cola Hellenic Bottling Co. S.A.	11,079	157,735
EFG Eurobank Ergasias S.A.	21,566	125,177
Hellenic Telecommunications Organization S.A.	17,555	263,007
Marfin Investment Group S.A.	42,239	153,596
National Bank of Greece S.A.	30,833	468,158
OPAP S.A.	15,100	398,264
Piraeus Bank S.A.	27,240	182,085
Public Power Corp. S.A.	7,286	132,186
Titan Cement Co. S.A.	3,934	84,113

		2,122,740

Hong Kong—1.9%
Bank of East Asia, Ltd. (a)	111,320	215,260
BOC Hong Kong Holdings, Ltd.	253,965	260,619
Cathay Pacific Airways, Ltd.	87,000	88,076
Cheung Kong Holdings, Ltd.	88,000	758,215
CLP Holdings, Ltd.	130,877	885,833
Hang Lung Group, Ltd.	60,000	183,718
Hang Lung Properties, Ltd.	129,000	304,707
Hang Seng Bank, Ltd.	49,400	503,827
Henderson Land Development Co., Ltd.	73,000	278,901
Hong Kong & China Gas Co.	257,195	406,928
Hong Kong Electric Holdings	93,049	555,920
Hong Kong Exchanges & Clearing, Ltd.	67,500	636,529

Security Description	Shares	Value

Hong Kong—(Continued)
Hopewell Holdings	50,000	$130,371
Hutchison Whampoa, Ltd.	139,000	684,468
MTR Corp.	95,000	229,268
New World Development, Ltd.	174,354	173,974
Sino Land Co.	104,000	104,183
Sun Hung Kai Properties, Ltd.	91,000	816,974
Swire Pacific, Ltd.	53,817	359,472
Television Broadcasts, Ltd.	22,000	70,268
The Link (REIT)	148,141	292,941
Wharf Holdings, Ltd.	95,433	242,400
Wheelock & Co., Ltd.	68,000	114,437
Wing Hang Bank, Ltd.	14,000	66,567

		8,363,856

Ireland—0.3%
CRH, Plc.	34,755	746,105
Elan Corp., Plc.	32,780	222,713
Kerry Group, Plc.	9,378	189,574

		1,158,392

Italy—3.2%
A2A S.p.A.	83,970	127,190
ACEA S.p.A.	6,996	83,506
Alleanza Assicurazioni S.p.A.	34,088	191,763
Assicuraziono Generali S.p.A.	68,786	1,178,800
Atlantia S.p.A.	16,870	254,638
Banca Carige S.p.A. (a)	49,591	162,341
Banca Monte dei Paschi di Siena S.p.A. (a)	159,047	220,055
Banca Popolare di Milano Scarl	27,586	137,089
Banco Popolare Scarl	42,175	193,599
Enel S.p.A.	283,024	1,354,855
Eni S.p.A.	164,934	3,169,456
FIAT S.p.A.	45,156	315,235
Finmeccanica S.p.A. (b)	28,782	357,409
Intesa Sanpaolo S.p.A.	484,200	1,329,035
Intesa Sanpaolo S.p.A.- RNC	56,998	107,385
Lottomatica S.p.A.	4,311	70,842
Luxottica Group S.p.A. (a)	9,343	144,760
Mediaset S.p.A.	51,298	228,728
Mediobanca S.p.A.	31,951	271,049
Parmalat S.p.A. (b)	110,301	226,974
Prysmian S.p.A. (b)	8,255	82,038
Saipem S.p.A.	16,902	300,971
Saras S.p.A.	25,032	65,418
Snam Rete Gas S.p.A.	57,394	307,486
Telecom Italia S.p.A.	644,775	826,039
Telecom Italia S.p.A.-RNC	396,854	403,879
Terna Rete Elettrica Nazionale S.p.A.	79,134	246,043
UniCredito Italiano S.p.A.	724,496	1,197,326
Unione di Banche Italiane SCPA	37,720	414,622

		13,968,531

Japan—23.3%
Acom Co., Ltd. (a)	3,140	88,887
Advantest Corp. (a)	11,800	178,479
Aeon Co., Ltd. (a)	40,400	263,758

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-135

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Aioi Insurance Co., Ltd.	32,000	$123,529
Aisin Seiki Co., Ltd.	11,400	182,051
Ajinomoto Co., Inc.	40,000	281,704
Alfresa Holdings Corp.	2,200	79,783
All Nippon Airways Co., Ltd. (a)	40,000	156,431
Amada Co., Ltd.	27,000	142,053
Asahi Breweries, Ltd.	24,300	291,612
Asahi Glass Co., Ltd.	60,000	320,299
Asahi Kasei Corp.	79,000	284,882
Asics Corp.	11,000	76,745
Astellas Pharma, Inc.	29,800	916,220
Benesse Corp.	5,000	183,649
Bridgestone Corp.	38,000	547,819
Brother Industries, Ltd.	16,400	120,463
Canon Marketing Japan, Inc.	4,800	67,821
Canon, Inc.	67,500	1,965,578
Casio Computer Co., Ltd. (a)	18,100	128,507
Central Japan Railway Co.	100	561,325
Chubu Electric Power Co., Inc.	41,200	904,964
Chugai Pharmaceutical Co., Ltd.	15,100	256,145
Chuo Mitsui Trust Holdings, Inc.	60,262	187,228
Citizen Holdings Co., Ltd.	22,600	91,720
Cosmo Oil Co., Ltd.	37,000	110,961
Credit Saison Co., Ltd. (a)	10,500	103,289
Dai Nippon Printing Co., Ltd.	40,000	369,701
Daihatsu Motor Co., Ltd. (a)	14,000	110,664
Daiichi Sankyo Co., Ltd.	44,700	754,182
Daikin Industries, Ltd. (a)	16,800	464,908
Dainippon Sumitomo Pharma Co., Ltd.	11,000	91,342
Daito Trust Construction Co., Ltd.	5,000	167,319
Daiwa House Industry Co., Ltd.	33,000	268,350
Daiwa Securities Group, Inc.	87,000	384,421
Denso Corp.	30,100	607,083
Dentsu, Inc. (a)	12,700	194,892
East Japan Railway Co.	21,500	1,116,685
Eisai Co., Ltd. (a)	16,600	488,388
Electric Power Development Co., Ltd.	8,800	260,949
FamilyMart Co., Ltd.	4,300	130,934
Fanuc, Ltd.	12,200	834,697
Fast Retailing Co., Ltd.	3,100	354,059
Fuji Heavy Industries, Ltd.	42,000	139,520
FUJIFILM Holdings Corp.	30,800	672,918
Fujitsu, Ltd.	115,000	431,876
Fukuoka Financial Group, Inc.	53,000	162,770
Hakuhodo DY Holdings, Inc.	1,640	70,463
Hankyu Hanshin Holdings, Inc.	76,000	343,233
Hirose Electric Co., Ltd. (a)	2,200	212,739
Hisamitsu Pharmaceutical Co., Inc. (a)	4,700	144,919
Hitachi Chemical Co., Ltd.	7,300	87,218
Hitachi Construction Machinary Co., Ltd. (a)	6,400	84,241
Hitachi, Ltd.	214,000	586,715
Hokkaido Electric Power Co., Inc. (a)	11,400	228,398
Hokuhoku Financial Group, Inc.	76,000	139,300
Hokuriku Electric Power Co.	12,000	287,654
Honda Motor Co., Ltd.	104,500	2,496,048
Hoya Corp.	26,300	519,713
Ibiden Co., Ltd. (a)	8,100	197,986

Security Description	Shares	Value

Japan—(Continued)
Idemitsu Kosan Co., Ltd.	1,600	$118,777
Ihi Corp. (a)	99,000	113,523
Inpex Holdings, Inc.	53	364,257
Isetan Mitsukoshi Holdings, Ltd. (a)	22,400	173,436
Isuzu Motors, Ltd.	84,000	103,299
Itochu Corp.	106,000	521,830
J Front Retailing Co., Ltd.	30,000	103,589
Japan Airlines Corp. (a)	60,000	121,419
Japan Petroleum Exploration Co.	2,000	79,900
Japan Real Estate Investment Corp. (REIT)	27	208,135
Japan Retail Fund Investment Corp. (REIT)	24	92,169
Japan Tobacco, Inc.	287	765,156
JFE Holding, Inc.	32,700	721,294
JGC Corp.	13,000	147,474
JS Group Corp.	16,900	188,885
JSR Corp.	11,300	133,006
JTEKT Corp. (a)	12,600	88,968
Jupiter Telecommunications Co., Ltd. (b)	191	126,876
Kajima Corp. (a)	59,000	146,043
Kamigumi Co., Ltd.	17,000	112,690
Kaneka Corp.	20,000	98,173
Kansai Paint Co., Ltd.	15,000	84,053
Kao Corp.	33,000	645,935
Kawasaki Heavy Industries, Ltd. (a)	96,000	193,413
Kawasaki Kisen Kaisha, Ltd. (a)	41,000	129,003
KDDI Corp.	184	866,770
Keihin Electric Express Railway Co., Ltd. (a)	25,000	179,902
Keio Corp. (a)	45,000	256,196
Keisei Electric Railway Co., Ltd.	19,000	95,704
Keyence Corp.	2,640	495,598
Kikkoman Corp.	11,000	92,403
Kinden Corp.	9,000	73,004
Kintetsu Corp. (a)	102,120	423,470
Kirin Holdings Co., Ltd.	50,000	532,528
Kobe Steel, Ltd.	177,000	228,868
Komatsu, Ltd.	57,100	632,292
Konami Corp.	8,300	124,495
Konica Minolta Holdings, Inc.	28,000	242,382
Kubota Corp. (a)	70,000	383,914
Kuraray Co., Ltd.	24,500	210,103
Kurita Water Industries, Ltd. (a)	7,100	136,371
Kyocera Corp.	10,000	667,732
Kyowa Hakko Kogyo Co., Ltd. (a)	20,000	169,514
Kyushu Electric Power Co., Inc.	23,400	522,891
Lawson, Inc.	4,900	201,727
Mabuchi Motor Co., Ltd. (a)	2,000	81,149
Makita Corp.	9,400	213,155
Marubeni Corp.	112,000	347,072
Marui Group Co., Ltd. (a)	13,400	72,165
Matsushita Electric Industrial Co., Ltd.	115,000	1,261,595
Matsushita Electric Works, Ltd.	24,000	176,092
Mazda Motor Corp. (a)	62,000	104,465
Mediceo Paltac Holdings Co., Ltd. (a)	11,100	118,256
Meiji Dairies Corp. (d)	18,000	74,429
Minebea Co., Ltd. (a)	25,000	92,028
Mitsubishi Chemical Holdings Corp. (a)	88,000	302,789
Mitsubishi Corp.	85,900	1,140,972

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-136

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsubishi Electric Corp.	122,000	$554,343
Mitsubishi Estate Co., Ltd.	75,000	854,659
Mitsubishi Gas & Chemical Co., Inc.	26,000	112,087
Mitsubishi Heavy Industries, Ltd. (a)	204,000	616,421
Mitsubishi Materials Corp. (a)	79,000	212,653
Mitsubishi Motors Corp. (a) (b)	237,000	302,782
Mitsubishi Rayon Co., Ltd. (a)	36,000	69,704
Mitsubishi Tanabe Pharma Corp. (a)	15,000	147,571
Mitsubishi UFJ Financial Group, Inc.	693,888	3,402,995
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	4,150	86,942
Mitsui & Co., Ltd. (a)	109,317	1,111,001
Mitsui Chemicals, Inc. (a)	34,000	83,336
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	50,000	84,424
Mitsui Fudosan Co., Ltd.	53,000	580,352
Mitsui OSK Lines, Ltd. (a)	75,000	371,485
Mitsui Sumitomo Insurance Group	24,000	562,309
Mitsumi Electric Co., Ltd.	5,700	83,206
Mizuho Financial Group, Inc. (a)	615,000	1,195,133
Mizuho Trust & Banking Co., Ltd. (a)	107,000	99,846
Murata Manufacturing Co., Ltd.	14,100	544,200
Namco Bandai Holdings, Inc. (a)	12,500	124,590
NEC Corp.	120,000	322,219
NGK Insulators, Ltd. (a)	17,000	264,655
NGK Spark Plug Co., Ltd. (a)	10,000	85,194
Nidec Corp.	7,100	321,491
Nikon Corp.	23,000	262,523
Nintendo Co., Ltd.	6,200	1,815,558
Nippon Building Fund, Inc. (REIT)	35	302,277
Nippon Electric Glass Co., Ltd.	23,000	163,066
Nippon Express Co., Ltd.	48,000	151,137
Nippon Meat Packers, Inc.	14,000	146,885
Nippon Mining Holdings, Inc.	51,000	205,424
Nippon Oil Corp.	90,000	449,081
Nippon Paper Group, Inc.	6,300	152,294
Nippon Sheet Glass Co., Ltd. (a)	35,000	87,394
Nippon Steel Corp. (a)	319,000	861,617
Nippon Telephone & Telegraph Corp.	32,900	1,247,442
Nippon Yusen K.K.	75,000	291,045
NIPPONKOA Insurance Co., Ltd.	44,000	253,253
Nissan Chemical Industries, Ltd.	10,000	84,629
Nissan Motor Co., Ltd.	146,500	528,359
Nisshin Seifun Group, Inc. (a)	13,000	139,769
Nisshin Steel Co., Ltd. (a)	51,000	86,477
Nissin Food Products Co., Ltd. (a)	4,700	137,793
Nitori Co., Ltd.	2,650	147,772
Nitto Denko Corp.	10,100	207,031
Nomura Holdings, Inc. (a)	154,900	778,780
Nomura Real Estate Office Fund, Inc. (REIT)	20	111,782
Nomura Research Institute, Ltd.	6,200	96,926
NSK, Ltd. (a)	30,000	114,907
NTN Corp.	25,000	70,381
NTT Data Corp.	80	218,962
NTT DoCoMo, Inc.	990	1,348,449
Obayashi Corp.	39,000	189,509
Obic	490	61,308
Odakyu Electric Railway Co., Ltd. (a)	40,000	310,510
OJI Paper Co., Ltd. (a)	50,000	203,883

Security Description	Shares	Value

Japan—(Continued)
Olympus Corp. (a)	16,000	$261,223
Omron Corp.	13,600	161,123
Ono Pharmaceutical Co., Ltd.	6,400	279,958
Oracle Corp. (a)	2,500	94,508
Oriental Land Co., Ltd. (a)	3,400	215,911
ORIX Corp. (a)	5,960	196,128
Osaka Gas Co., Ltd.	119,000	370,550
Rakuten, Inc. (a)	385	183,775
Resona Holdings, Inc. (a)	32,900	441,211
Ricoh Co., Ltd.	45,000	540,642
Rohm Co., Ltd.	7,400	370,113
Sankyo Co., Ltd.	3,600	155,556
Santen Pharmaceutical Co., Ltd. (a)	5,500	153,097
Sanyo Electric Co., Ltd. (a)	110,000	163,853
SBI Holdings, Inc. (a)	1,149	120,562
Secom Co., Ltd.	13,500	498,872
Sega Sammy Holdings, Inc.	13,400	117,966
Seiko Epson Corp.	8,600	117,965
Sekisui Chemical Co., Ltd.	27,000	135,053
Sekisui House, Ltd. (a)	26,000	198,611
Seven & I Holdings Co., Ltd.	52,900	1,165,961
Seven Bank, Ltd.	28	74,547
Sharp Corp.	65,000	518,655
Shikoku Electric Power Co., Inc. (a)	11,700	312,002
Shimadzu Corp. (a)	18,000	116,043
Shimamura Co., Ltd.	1,400	74,479
Shimano, Inc. (a)	3,800	115,550
Shimizu Corp. (a)	37,000	154,098
Shin-Etsu Chemical Co., Ltd.	26,100	1,278,830
Shinko Securities Co., Ltd.	37,000	72,652
Shinsei Bank, Ltd. (a)	101,000	103,115
Shionogi & Co., Ltd.	19,000	326,097
Shiseido Co., Ltd. (a)	21,000	307,122
Showa Denko K.K. (a)	83,000	103,238
Showa Shell Sekiyu K.K.	14,000	128,600
SMC Corp.	3,700	354,419
Softbank Corp. (a)	48,100	613,268
Sojitz Corp.	70,500	83,727
Sompo Japan Insurance, Inc.	51,000	266,597
Sony Corp. (a)	63,000	1,289,555
Sony Financial Holdings, Inc.	64	171,083
Square Enix Co., Ltd. (a)	4,600	87,286
Stanley Electric Co., Ltd.	11,800	132,398
Sumco Corp. (a)	8,200	122,362
Sumitomo Chemical Co., Ltd.	100,000	342,948
Sumitomo Corp. (a)	76,600	664,761
Sumitomo Electric Industries, Ltd.	48,434	409,472
Sumitomo Heavy Industries, Ltd. (a)	39,000	131,466
Sumitomo Metal Industries, Ltd. (a)	239,000	485,085
Sumitomo Metal Mining Co., Ltd. (a)	34,000	328,572
Sumitomo Mitsui Financial Group, Inc. (a)	42,500	1,496,644
Sumitomo Realty & Development Co., Ltd. (a)	25,000	278,645
Sumitomo Rubber	11,300	75,606
Suzuken Co., Ltd.	5,574	145,158
Suzuki Motor Corp.	22,700	379,202
T&D Holdings, Inc.	12,400	296,520
Taiheiyo Cement Corp. (a)	62,000	91,663

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-137

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Taisei Corp. (a)	69,000	$131,641
Taisho Pharmaceutical Co., Ltd.	10,000	185,808
Taiyo Nippon Sanso Corp. (a)	18,000	117,207
Takashimaya Co., Ltd. (a)	17,000	97,870
Takeda Pharmaceutical Co., Ltd. (a)	51,500	1,782,894
TDK Corp.	7,200	271,378
Teijin, Ltd.	66,000	143,715
Terumo Corp.	10,800	400,680
The 77 Bank, Ltd.	20,000	99,545
The Bank of Kyoto, Ltd.	22,000	187,196
The Bank of Yokohama, Ltd.	83,000	355,979
The Chiba Bank, Ltd.	47,000	234,039
The Chugoku Bank, Ltd. (a)	12,000	153,775
The Chugoku Electric Power Co., Inc.	18,300	396,583
The Furukawa Electric Co., Ltd. (a)	38,000	107,413
The Gunma Bank, Ltd.	26,000	141,149
The Hachijuni Bank, Ltd.	30,000	175,113
The Hiroshima Bank, Ltd.	38,000	144,437
The Iyo Bank, Ltd.	17,000	172,289
The Japan Steel Works, Ltd. (a)	21,000	197,451
The Joyo Bank, Ltd. (a)	54,000	250,523
The Kansai Electric Power Co., Inc.	48,300	1,047,863
The Nishi-Nippon Bank, Ltd.	52,000	113,052
The Shizuoka Bank, Ltd.	41,000	371,708
The Sumitomo Trust & Banking Co., Ltd.	91,000	352,242
The Suruga Bank, Ltd.	17,000	139,762
The Tokyo Electric Power Co., Inc.	77,000	1,918,834
THK Co., Ltd. (a)	7,700	104,607
Tobu Railway Co., Ltd. (a)	52,000	263,230
Toho Co., Ltd. (a)	6,367	89,420
Toho Gas Co., Ltd.	31,000	141,655
Tohoku Electric Power Co., Inc.	26,200	574,462
Tokio Marine Holdings, Inc. (d)	43,400	1,069,658
Tokuyama Corp. (a)	15,000	96,328
Tokyo Electron, Ltd.	11,400	428,694
Tokyo Gas Co., Ltd.	147,000	512,515
Tokyo Steel Manufacturing Co., Ltd.	7,600	76,401
Tokyu Corp. (a)	76,000	318,137
Tokyu Land Corp. (a)	29,000	80,916
TonenGeneral Sekiyu K.K. (a)	18,000	174,665
Toppan Printing Co., Ltd.	31,000	212,388
Toray Industries, Inc. (a)	83,000	335,877
Toshiba Corp. (a)	198,000	516,174
Toto, Ltd. (a)	19,000	96,065
Toyo Seikan Kaisha, Ltd.	10,200	150,338
Toyo Suisan Kaisha, Ltd.	6,000	122,642
Toyota Industries Corp.	12,600	271,177
Toyota Motor Corp.	174,100	5,574,299
Toyota Tsusho Corp.	14,200	138,343
Trend Micro, Inc.	7,000	197,426
Tsumura & Co	3,900	100,507
Ube Industries, Ltd.	68,000	123,019
Unicharm Corp.	3,200	194,641
UNY Co., Ltd.	13,000	102,691
Ushio, Inc. (a)	8,700	122,078
USS Co., Ltd.	1,630	71,580
West Japan Railway Co.	109	343,816

Security Description	Shares	Value

Japan—(Continued)
Yahoo! Japan Corp. (a)	900	$237,491
Yakult Honsha Co., Ltd. (a)	5,300	94,085
Yamada Denki Co., Ltd.	5,590	217,093
Yamaguchi Financial Group, Inc.	15,000	140,968
Yamaha Corp.	11,500	112,970
Yamaha Motor Co., Ltd.	13,100	117,714
Yamato Holdings Co., Ltd.	27,000	253,910
Yamazaki Baking Co., Ltd.	8,000	85,445
Yaskawa Electric Corp.	17,000	74,398

		103,043,414

Jersey—0.1%
WPP, Plc.	74,431	417,030

Luxembourg—0.4%
ArcelorMittal	56,699	1,145,344
Millicom International Cellular S.A. (SEK) (b)	4,375	163,507
SES (FDR)	18,798	358,018
Tenaris S.A.	31,061	313,730

		1,980,599

Netherlands—2.4%
Aegon NV	85,785	336,803
Akzo Nobel NV	14,996	567,140
ASML Holding NV (a) (b)	26,597	469,900
Corio NV (REIT) (a)	3,133	129,144
European Aeronautic Defense & Space Co. NV (a)	21,349	247,907
Fugro NV	3,571	113,178
Heineken Holding NV	6,799	165,256
Heineken NV	15,183	431,545
ING Groep NV	124,711	695,237
Koninklijke Ahold NV	73,445	802,527
Koninklijke Boskalis Westminster NV	3,508	70,259
Koninklijke DSM NV (a)	7,886	206,839
Koninklijke Philips Electronics NV (a)	63,499	935,468
Qiagen NV (b)	12,040	192,568
Randstad Holding NV (a)	7,076	119,876
Reed Elsevier NV	39,611	422,783
Royal KPN NV	112,246	1,498,219
SBM Offshore NV (a)	9,817	130,296
STMicroelectronics NV (a)	44,693	224,001
TNT NV	23,558	402,234
Unilever NV	102,744	2,027,282
Wolters Kluwer NV	17,885	289,806

		10,478,268

New Zealand—0.1%
Fletcher Building, Ltd.	59,357	203,026
Telecom Corp. of New Zealand, Ltd.	179,842	233,745

		436,771

Norway—0.6%
DnB NOR ASA	48,456	218,708
Norsk Hydro ASA	45,479	172,482
Orkla ASA	54,230	373,915

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-138

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Renewable Energy Corp. ASA (a) (b)	10,100	$87,160
StatoilHydro ASA (a)	84,249	1,468,368
Telenor ASA	50,638	289,595
Yara International ASA	11,175	245,419

		2,855,647

Portugal—0.3%
Banco Comercial Portugues S.A. (a)	163,646	133,930
Banco Espirito Santo S.A. (a)	17,103	66,479
Brisa-Auto Estradas de Portugal S.A. (a)	26,301	181,021
Cimpor Cimentos de Portugal, SGPS, S.A. (a)	17,988	89,275
Energias de Portugal S.A.	120,505	417,774
Galp Energia, SGPS S.A. (a)	12,522	149,195
Portugal Telecom, SGPS, S.A. (a)	42,778	330,913

		1,368,587

Singapore—1.1%
Ascendas Real Estate Investment Trust	112,000	89,963
CapitaLand, Ltd. (b)	174,000	267,441
CapitaMall Trust (REIT) (a)	186,200	161,892
City Developments, Ltd.	40,000	134,270
ComfortDelGro Corp., Ltd.	153,000	136,896
DBS Group Holdings, Ltd.	112,467	630,590
Fraser & Neave, Ltd.	76,000	126,536
Keppel Corp., Ltd.	79,000	263,133
Oversea-Chinese Banking Corp.	170,880	544,257
SembCorp Industries, Ltd.	89,000	139,106
Singapore Airlines, Ltd.	40,940	269,362
Singapore Exchange, Ltd. (a)	54,000	181,260
Singapore Press Holdings, Ltd. (a)	117,250	196,219
Singapore Technologies Engineering, Ltd. (a)	127,000	205,566
Singapore Telecommunications, Ltd.	500,820	833,603
United Overseas Bank, Ltd.	80,392	514,236
Wilmar International, Ltd.	62,000	129,364

		4,823,694

Spain—4.1%
Abertis Infraestructuras S.A.	17,694	276,091
Acciona S.A.	1,646	168,706
Acerinox S.A. (a)	12,363	143,186
ACS Actividades de Construccion y Servicios S.A.	11,363	469,906
Banco Bilbao Vizcaya Argentaria S.A.	224,492	1,821,033
Banco de Sabadell S.A. (a)	57,638	288,625
Banco de Valencia S.A. (a)	13,303	110,250
Banco Popular Espanol S.A. (a)	47,418	299,262
Banco Santander S.A.	515,294	3,536,190
Bankinter S.A. (a)	16,977	179,133
Cintra Concesiones de Infraestructuras de Transporte S.A. (a)	13,818	61,731
Criteria Caixacorp S.A. (b)	53,350	171,991
EDP Renovaveis S.A.	14,440	117,817
Enagas S.A.	10,769	152,456
Fomento de Construcciones y Contratas S.A.	3,072	93,732
Gamesa Corp. Tecnologica S.A.	10,521	134,719
Gas Natural SDG S.A.	7,593	103,640
Gas Natural SDG S.A. (Interim Shares) (b)	7,593	103,607

Security Description	Shares	Value

Spain—(Continued)
Grifols S.A.	8,240	$118,629
Grupo Ferrovial S.A. (a)	4,336	92,432
Iberdrola Renovables (b)	51,000	211,165
Iberdrola S.A.	218,820	1,533,591
Iberia Lineas Aereas de Espana	31,120	64,997
Inditex S.A. (a)	13,792	535,421
Indra Sistemas S.A. (a)	8,289	159,488
Mapfre S.A.	45,139	98,832
Red Electrica de Espana	6,962	271,252
Repsol YPF S.A.	45,323	781,411
Telefonica S.A.	266,902	5,320,342
Union Fenosa S.A.	23,022	549,552
Zardoya Otis S.A. (a)	7,249	132,424

		18,101,611

Sweden—2.0%
Alfa Laval AB (a)	26,060	196,753
Assa Abloy AB (Series B)	20,057	186,896
Atlas Copco AB (Series A) (a)	47,555	355,632
Atlas Copco AB (Series B)	26,061	176,289
Electrolux AB (a)	17,118	133,504
Getinge AB (Class B) (a)	13,484	130,031
Hennes & Mauritz AB (Series B)	33,439	1,249,909
Husqvarna AB (b)	8,559	34,220
Husqvarna AB (Series B) (a)	17,118	68,902
Investor AB	28,200	355,517
Lundin Petroleum AB (b)	14,948	80,199
Nordea Bank AB (a)	128,370	638,298
Sandvik AB	61,232	349,278
Scania AB (a)	21,772	176,895
Securitas AB (a)	21,462	155,776
Skandinaviska Enskilda Banken AB (b)	64,922	199,788
Skandinaviska Enskilda Banken AB (Series A) (a)	29,510	92,193
Skanska AB (a)	25,167	216,002
SKF AB	22,272	191,836
SSAB Svenskt Stal AB (Series A) (a)	11,498	97,233
Svenska Cellulosa AB (a)	34,876	263,668
Svenska Handelsbanken AB	29,317	412,782
Swedbank AB (a)	22,400	74,343
Swedish Match AB	18,278	263,134
Tele2 AB	17,423	146,414
Telefonaktiebolaget LM Ericsson (Class B)	187,674	1,518,712
TeliaSonera AB (a)	142,758	685,281
Volvo AB (Series A)	28,429	150,385
Volvo AB (Series B)	69,624	367,504

		8,967,374

Switzerland—7.6%
ABB, Ltd.	141,489	1,971,870
Actelion, Ltd. (b)	6,285	286,661
Adecco S.A.	8,604	268,873
Aryzta AG	4,300	102,667
Baloise Holdings AG	3,194	203,681
BKW FMB Energie AG	1,017	73,129
Compagnie Financiere Richemont S.A.	32,172	500,464
Credit Suisse Group	67,406	2,042,160

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-139

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Geberit AG	2,351	$210,712
Givaudan S.A.	405	209,558
Holcim, Ltd.	12,518	444,598
Julius Baer Holding AG	13,122	321,542
Kuehne & Nagel International AG	3,252	189,774
Lindt & Spruengli AG	7	113,670
Lindt & Spruengli AG (Participation Certificate)	55	73,487
Logitech International S.A. (b)	10,725	110,720
Lonza Group AG (a)	2,935	289,830
Nestle S.A.	241,405	8,162,114
Nobel Biocare Holding AG	8,030	136,969
Novartis AG	149,975	5,654,169
Pargesa Holding S.A.	1,694	89,865
Roche Holding AG	44,287	6,073,425
SGS S.A.	302	316,614
Sonova Holding AG (a)	2,594	156,686
Straumann Holding AG (a)	534	82,542
Sulzer AG	1,960	100,752
Swatch Group AG (Class A)	3,213	78,245
Swatch Group AG (Class B)	2,093	251,960
Swiss Life Holding	2,159	149,859
Swiss Reinsurance	20,962	341,647
Swisscom AG	1,500	420,368
Syngenta AG	6,316	1,268,299
UBS AG	183,932	1,745,326
Zurich Financial Services AG	9,117	1,437,085

		33,879,321

United Kingdom—19.0%
3i Group, Plc.	21,064	81,391
Admiral Group, Plc.	11,691	142,053
AMEC, Plc.	19,703	149,295
Anglo American, Plc.	83,380	1,408,588
Antofagasta, Plc.	24,514	176,297
Associated British Foods, Plc.	22,128	201,832
AstraZeneca, Plc.	91,591	3,237,140
Autonomy Corp, Plc. (b)	13,555	253,065
Aviva, Plc.	165,050	508,459
BAE Systems, Plc.	220,994	1,056,556
Balfour Beatty, Plc.	30,333	141,998
Barclays, Plc.	536,559	1,140,528
BG Group, Plc.	211,221	3,190,029
BHP Billiton, Plc.	139,323	2,748,569
BP, Plc.	1,182,418	7,884,922
British Airways, Plc.	41,370	83,099
British American Tobacco, Plc. (a)	119,743	2,762,711
British Land Co., Plc. (REIT) (a)	51,070	262,835
British Sky Broadcasting, Plc.	73,950	457,378
BT Group, Plc.	513,648	572,680
Bunzl, Plc.	22,401	174,983
Burberry Group, Plc. (a)	26,876	107,343
Cable & Wireless, Plc.	157,710	314,046
Cadbury, Plc.	86,947	654,313
Cairn Energy, Plc. (b)	8,110	250,126
Capita Group, Plc.	39,413	381,749
Carnival, Plc.	11,804	266,458

Security Description	Shares	Value

United Kingdom—(Continued)
Centrica, Plc.	322,622	$1,051,179
Cobham, Plc.	73,272	179,925
Compass Group, Plc.	113,356	516,118
Daily Mail & General Trust	18,353	61,288
Diageo, Plc.	158,270	1,780,690
Drax Group	21,005	154,839
Eurasian Natural Resources Corp. (b)	21,266	136,798
Experian Group, Ltd.	61,730	385,325
FirstGroup, Plc.	30,753	117,387
Friends Provident, Plc.	183,982	182,483
G4S, Plc.	83,089	229,134
GlaxoSmithKline, Plc.	329,925	5,118,695
Hammerson, Plc. (REIT) (a) (b)	42,216	154,563
Hays, Plc.	89,608	92,863
Home Retail Group, Plc. (b)	54,363	173,403
HSBC Holdings, Plc.	759,927	4,286,515
ICAP, Plc.	36,213	157,187
IMI, Plc.	24,507	94,862
Imperial Tobacco Group, Plc.	64,202	1,436,704
Intercontinental Hotels Group, Plc.	14,063	106,543
International Power, Plc.	93,731	279,917
Invensys, Plc.	47,928	114,078
Investec, Plc.	26,347	109,779
J. Sainsbury Co.	64,876	289,887
Johnson Matthey, Plc.	14,556	218,597
Kingfisher, Plc.	152,400	325,416
Ladbrokes, Plc.	47,638	124,150
Land Securities Group, Plc. (REIT) (a)	46,385	289,353
Legal & General Group, Plc.	357,048	221,304
Liberty International, Plc. (REIT) (a)	16,665	92,090
Lloyds TSB Group, Plc.	620,842	634,133
Logica, Plc.	90,803	82,684
London Stock Exchange Group, Plc.	9,645	78,030
Lonmin, Plc.	9,678	196,358
Man Group, Plc.	108,024	337,865
Marks & Spencer Group, Plc. (a)	96,716	406,593
Meggitt, Plc.	42,619	78,125
National Grid, Plc.	152,515	1,168,373
Next, Plc.	13,648	256,458
Old Mutual, Plc.	381,581	283,673
Pearson, Plc.	50,438	504,596
Prudential, Plc.	157,765	757,485
Reckitt Benckiser Group, Plc.	37,679	1,412,961
Reed Elsevier Plc.	69,574	497,454
Rexam, Plc.	42,308	162,934
Rio Tinto, Plc.	62,082	2,071,322
Rolls-Royce Group, Plc.	114,239	479,996
Royal Bank of Scotland Group, Plc. (Subscription Shares) (b) (c)	482,488	0
Royal Bank of Scotland Group, Plc.	1,125,807	399,081
Royal Dutch Shell, Plc. (Class A) (a)	223,688	5,011,712
Royal Dutch Shell, Plc. (Class B)	171,333	3,742,025
SABMiller, Plc.	57,485	854,066
Sage Group, Ltd.	78,702	190,034
Schroders, Plc.	11,672	132,131
Scottish & Southern Energy, Plc.	57,843	915,354
Serco Group, Plc.	34,317	179,411

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-140

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Severn Trent, Plc.	14,349	$202,742
Shire, Ltd.	34,646	421,115
Smith & Nephew, Plc.	56,488	347,929
Smiths Group, Plc.	25,680	245,093
Standard Chartered, Plc.	119,573	1,477,918
Standard Life, Plc.	141,054	335,184
Tate & Lyle, Plc.	33,442	124,385
Tesco, Plc.	496,040	2,365,516
Thomas Cook Group, Plc. (a)	30,655	105,026
Thomson Reuters, Plc.	12,693	283,346
Tomkins, Plc.	54,938	95,024
TUI Travel, Plc.	44,767	146,523
Tullow Oil, Plc.	50,461	577,968
Unilever, Plc.	82,194	1,552,251
United Business Media, Ltd.	20,651	125,791
United Utilities G	48,207	332,787
Vendeta Resources, Plc.	9,571	92,186
Vodafone Group, Plc.	3,327,748	5,792,723
Whitbread, Plc.	14,577	163,913
WM Morrison Supermarkets, Plc.	149,552	545,501
Wolseley, Plc. (a)	43,462	143,325
Xstrata, Plc.	118,098	785,139

		84,183,754

United States—0.1%
Synthes, Inc. (CHF) (b)	3,629	403,325

Total Common Stock (Identified Cost $629,974,938)		416,097,455

Exchange Traded Funds—4.2%

United States—4.2%
iShares MSCI EAFE Index Fund (a)	489,000	18,381,510

Total Exchange Traded Funds (Identified Cost $19,837,911)		18,381,510

Preferred Stock—0.3%

Germany—0.3%
Fresenius SE	4,821	221,123
Henkel KGaA	10,747	291,610
Porsche AG	5,610	263,655
RWE AG	2,982	185,513
Volkswagen AG	6,775	389,894

		1,351,795

Switzerland—0.0%
Schindler Holding AG	3,222	151,933

Total Preferred Stock (Identified Cost $2,217,043)		1,503,728

Rights—0.2%
Security Description	Shares	Value

Australia—0.0%
Fairfax Media Ltd. (b)	48,182	$5,304

Belgium—0.0%
Fortis (b) (c) (d)	137,599	0

Ireland—0.1%
CRH, Plc. (b)	9,929	215,913

Japan—0.0%
Dowa Mining Co., Ltd. (b)	16,000	2,953

Portugal—0.0%
Banco Espirito Santo S.A. (b)	17,103	27,215

Spain—0.0%
Mapfre S.A. (b)	45,139	598

Sweden—0.0%
Nordea Bank AB (b)	1,412,070	160,815

United Kingdom—0.1%
HSBC Holdings, Plc. (b)	316,636	638,300

Total Rights (Identified Cost $524,910)		1,051,098

Units—0.0%

United Kingdom—0.0%
Berkeley Group Holdings, Plc.	5,471	69,177

Total Units (Identified Cost $68,325)		69,177

Short Term Investments—6.8%
Security Description	Par Amount/Shares	Value

United States—6.8%
Federal Home Loan Bank 0.010%, 04/01/09	$5,300,000	5,300,000
State Street Navigator Securities Lending Prime Portfolio (e)	24,655,034	24,655,034

Total Short Term Investments (Identified Cost $29,955,034)		29,955,034

Total Investments—105.5% (Identified Cost $682,578,161) (f)		467,058,002
Liabilities in excess of other assets		(24,524,695)

Net Assets—100%		$442,533,307

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $24,107,656 and the collateral received consisted of cash in the amount of $24,655,034 and non-cash collateral with a value of $618,484. The cash collateral is invested in a

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-141

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

(b)	Non-Income Producing.
(c)	Zero Valued Security.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $682,563,160 and the composition of unrealized appreciation and depreciation of investment securities was $13,773,851 and $(229,279,009), respectively.
(FDR)—	Fiduciary Depository Receipt
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(CHF)—	Swiss Franc
(HKD)—	Hong Kong Dollar
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Ten Largest Industries as of March 31, 2009	Percentage of Net Assets
Commercial Banks	11.5%
Oil, Gas & Consumable Fuels	9.0%
Diversified Telecommunication Services	5.2%
Semiconductors & Semiconductor Equipment	4.9%
Metals & Mining	4.6%
Mutual Funds	4.3%
Electric Utilities	4.0%
Insurance	3.8%
Food Products	3.6%
Automobiles	3.4%

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$43,036,544	$0
Level 2—Other Significant Observable Inputs	423,947,029	0
Level 3—Significant Unobservable Inputs	74,429	0

Total	$467,058,002	$0

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments In Securities	Other Financial Instruments*
Balance as of December 31, 2008	$0	$0
Transfers In (Out) of Level 3	74,429	0
Accrued discounts/premiums	0	0
Realized Gain (Loss)	0	0
Change in unrealized appreciation (Depreciation)	0	0
Net Purchases (Sales)	0	0

Balance as of March 31, 2009	$74,429	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-142

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
Empresa Brasileira de Aeronautica S.A. (ADR)	420,200	$5,576,054
L-3 Communications Holdings, Inc.	110,700	7,505,460

		13,081,514

Auto Components—1.5%
Johnson Controls, Inc.	207,700	2,492,400
WABCO Holdings, Inc.	392,300	4,829,213

		7,321,613

Automobiles—1.5%
Harley-Davidson, Inc. (a)	569,400	7,624,266

Beverages—3.1%
Constellation Brands, Inc. (b)	762,400	9,072,560
Dr. Pepper Snapple Group, Inc. (b)	381,600	6,452,856

		15,525,416

Capital Markets—7.1%
Invesco, Ltd.	756,900	10,490,634
Jefferies Group, Inc.	691,400	9,541,320
Legg Mason, Inc.	435,600	6,926,040
Morgan Stanley	384,800	8,761,896

		35,719,890

Commercial Banks—3.6%
City National Corp.	48,200	1,627,714
First Horizon National Corp. (a) (b)	703,533	7,555,943
KeyCorp.	666,000	5,241,420
Zions Bancorp	359,300	3,531,919

		17,956,996

Construction & Engineering—0.8%
Chicago Bridge & Iron Co., NV	652,200	4,089,294

Diversified Financial Services—1.2%
Moody’s Corp.	256,300	5,874,396

Electric Utilities—6.5%
DPL, Inc. (a)	480,700	10,834,978
Entergy Corp.	72,100	4,909,289
FirstEnergy Corp.	172,000	6,639,200
NV Energy, Inc. (a)	575,800	5,406,762
PPL Corp.	178,200	5,116,122

		32,906,351

Electronic Equipment, Instruments & Components—2.9%
Anixter International, Inc. (a) (b)	286,100	9,063,648
Avnet, Inc. (b)	322,900	5,653,979

		14,717,627

Energy Equipment & Services—2.9%
National Oilwell Varco, Inc. (b)	198,500	5,698,935
Noble Corp. (a)	159,300	3,837,537
Oceaneering International, Inc. (b)	135,200	4,984,824

		14,521,296

Security Description	Shares	Value

Food Products—2.3%
ConAgra Foods, Inc.	357,400	$6,029,338
Smithfield Foods, Inc. (a) (b)	171,800	1,625,228
The J. M. Smucker Co.	108,600	4,047,522

		11,702,088

Health Care Equipment & Supplies—0.8%
Covidien, Ltd.	116,900	3,885,756

Health Care Providers & Services—5.5%
Aetna, Inc.	302,700	7,364,691
AmerisourceBergen Corp.	151,900	4,961,054
Cigna Corp.	246,000	4,327,140
Coventry Health Care, Inc. (b)	373,150	4,828,561
Mednax, Inc. (b)	217,100	6,397,937

		27,879,383

Health Care Technology—1.1%
IMS Health, Inc.	437,900	5,460,613

Household Durables—3.1%
NVR, Inc. (a) (b)	18,400	7,870,600
Whirlpool Corp. (a)	259,000	7,663,810

		15,534,410

Household Products—1.5%
Energizer Holdings, Inc. (a) (b)	150,900	7,498,221

Independent Power Producers & Energy Traders—1.8%
Dynegy, Inc. (b)	804,400	1,134,204
NRG Energy, Inc. (b)	464,100	8,168,160

		9,302,364

Industrial Conglomerates—0.7%
McDermott International, Inc. (b)	266,700	3,571,113

Insurance—6.1%
Assurant, Inc.	435,360	9,482,141
PartnerRe, Ltd.	110,200	6,840,114
StanCorp Financial Group, Inc.	293,800	6,692,764
W.R. Berkley Corp.	343,250	7,740,287

		30,755,306

IT Services—4.9%
Affiliated Computer Services, Inc. (Class A) (b)	197,900	9,477,431
Fidelity National Information Services, Inc.	299,900	5,458,180
Lender Processing Services, Inc.	309,399	9,470,704

		24,406,315

Life Sciences Tools & Services—0.5%
Charles River Laboratories International, Inc. (a) (b)	88,100	2,397,201

Machinery—3.5%
Eaton Corp.	121,400	4,474,804
Kennametal, Inc.	85,400	1,384,334

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-143

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
SPX Corp.	145,800	$6,854,058
Terex Corp. (a)	537,900	4,975,575

		17,688,771

Marine—0.5%
Eagle Bulk Shipping, Inc. (a)	580,100	2,465,425

Media—3.1%
Cablevision Systems Corp. (Class A) (a) (b)	469,746	6,078,513
The McGraw-Hill Cos., Inc. (a)	411,600	9,413,292

		15,491,805

Metals & Mining—4.7%
Cliffs Natural Resources, Inc.	252,800	4,590,848
Freeport-McMoRan Copper & Gold, Inc. (b)	208,500	7,945,935
Sterlite Industries India, Ltd. (ADR) (a) (b)	455,700	3,221,799
Teck Cominco, Ltd. (Class B) (CAD) (b)	901,000	5,000,550
United States Steel Corp. (a)	130,300	2,753,239

		23,512,371

Multi-Utilities—1.5%
CMS Energy Corp. (a)	656,500	7,772,960

Multiline Retail—3.1%
J.C. Penney Co., Inc. (a)	418,600	8,401,302
Macy’s, Inc. (a)	783,600	6,974,040

		15,375,342

Oil, Gas & Consumable Fuels—9.5%
Apache Corp.	75,100	4,813,159
Denbury Resources, Inc. (b)	509,600	7,572,656
Noble Energy, Inc.	178,800	9,633,744
Ship Finance International, Ltd. (a)	283,313	1,858,533
Southwestern Energy Co. (b)	285,200	8,467,588
Talisman Energy, Inc.	876,415	9,202,357
Whiting Petroleum Corp. (b)	246,010	6,359,359

		47,907,396

Personal Products—1.7%
NBTY, Inc. (b)	602,115	8,477,779

Pharmaceuticals—1.7%
Shire, Plc. (ADR)	231,500	8,320,110

Real Estate Investment Trusts—4.9%
Alexandria Real Estate Equities, Inc. (a)	80,400	2,926,560
Annaly Capital Management, Inc.	618,520	8,578,872
Boston Properties, Inc. (a)	167,000	5,850,010
Developers Diversified Realty Corp.	322,000	685,860
The Macerich Co. (a)	140,500	879,530
Vornado Realty Trust	175,836	5,844,789

		24,765,621

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—1.3%
International Rectifier Corp. (b)	472,700	$6,386,177

Total Common Stock (Identified Cost $842,549,127)		489,895,186

Short Term Investments—11.0%
Security Description	Shares/Par Amount	Value

Mutual Funds—8.0%
State Street Navigator Securities Lending Prime Portfolio (c)	40,168,345	40,168,345

Repurchase Agreement—3.0%
State Street Corp. Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $14,939,004 on 04/01/09, collateralized by $15,240,000 Federal Home Loan Bank due 05/14/09 with a value of $15,238,476.	$14,939,000	14,939,000

Total Short Term Investments (Identified Cost $55,107,345)		55,107,345

Total Investments—108.5% (Identified Cost $897,656,472) (d)		545,002,531
Liabilities in excess of other assets		(42,798,883)

Total Net Assets—100%		$502,203,648

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $39,423,231 and the collateral received consisted of cash in the amount of $40,168,345 and non-cash collateral with a value of $91,127. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $897,656,472 and the composition of unrealized appreciation and depreciation of investment securities was $12,124,580 and $(364,778,521), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-144

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$530,063,531	$0
Level 2—Other Significant Observable Inputs	14,939,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$545,002,531	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-145

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—96.8% of Net Assets

Security Description	Shares	Value

Australia—0.1%
Aristocrat Leisure, Ltd. (a)	117,467	$276,798

Brazil—1.6%
Companhia de Bebidas das Americas (ADR) (a)	93,450	4,462,237
Empresa Brasileira de Aeronautica S.A. (ADR)	226,910	3,011,096

		7,473,333

Canada—1.0%
Husky Energy, Inc. (b)	217,000	4,605,300

Cayman Islands—0.4%
XL Capital, Ltd. (Class A)	383,610	2,094,511

Finland—1.0%
Fortum Oyj (a)	236,580	4,494,583

France—5.8%
LVMH Moet Hennessy Louis Vuitton S.A. (a)	144,511	9,041,705
NicOx S.A. (a) (b)	56,755	659,933
Sanofi-Aventis S.A.	89,232	4,997,888
Société Générale	66,141	2,592,234
Technip S.A.	148,720	5,231,287
Total S.A.	94,268	4,666,332

		27,189,379

Germany—6.3%
Allianz SE	76,339	6,418,704
Bayerische Motoren Werke AG (a)	112,632	3,261,960
SAP AG	253,512	8,985,566
Siemens AG	189,059	10,806,072

		29,472,302

India—2.3%
Dish TV India, Ltd. (b)	652,014	311,839
Housing Development Finance Corp.	26,900	752,564
Infosys Technologies, Ltd.	298,426	7,811,903
Wire & Wireless India, Ltd. (b)	596,930	146,644
Zee Telefilms, Ltd.	751,560	1,581,749

		10,604,699

Italy—1.2%
Bulgari S.p.A. (a)	479,800	2,106,555

Tod’s S.p.A.	78,700	3,347,380

		5,453,935

Japan—12.6%
Fanuc, Ltd. (a)	31,300	2,141,478
Hoya Corp.	255,700	5,052,877
KDDI Corp.	1,409	6,637,382
Keyence Corp. (a)	23,840	4,475,398
Kyocera Corp.	40,000	2,670,930
Mitsubishi Electric Corp.	422,000	1,917,480
Murata Manufacturing Co., Ltd.	143,800	5,550,070
Nidec Corp.	41,400	1,874,607
Nintendo Co., Ltd.	15,200	4,451,046

Security Description	Shares	Value

Japan—(Continued)
Secom Co., Ltd. (a)	98,900	$3,654,702
Seven & I Holdings Co., Ltd.	102,991	2,270,009
Shionogi & Co., Ltd.	63,000	1,081,269
Sony Corp. (a)	357,328	7,314,192
Sony Financial Holdings, Inc.	379	1,013,134
Sumitomo Mitsui Financial Group, Inc. (a)	135,300	4,764,610
Toyota Motor Corp.	122,900	3,934,987

		58,804,171

Mexico—1.9%
Grupo Modelo S.A. de C.V.	963,610	2,908,116
Grupo Televisa S.A. (ADR)	434,270	5,923,443

		8,831,559

Netherlands—2.7%
European Aeronautic Defense & Space Co. NV (a)	355,187	4,124,472
Koninklijke Philips Electronics NV (a)	306,548	4,516,066
TNT NV	226,600	3,869,014

		12,509,552

Norway—0.5%
Tandberg ASA (a)	166,970	2,453,654

Panama—1.4%
Carnival Corp. (b)	307,170	6,634,872

Spain—1.4%
Inditex S.A.	174,790	6,785,544

Sweden—7.3%
Assa Abloy AB (Series B) (a)	656,000	6,112,755
Hennes & Mauritz AB (Series B) (a)	30,710	1,147,902

Investor AB (a)	396,925	5,004,029
Telefonaktiebolaget LM Ericsson (Class B) (a)	2,687,496	21,747,992

		34,012,678

Switzerland—6.7%
Basilea Pharmaceutica (a) (b)	7,538	470,027
Credit Suisse Group	278,167	8,427,463
Roche Holding AG	97,514	13,372,862
Transocean, Ltd. (b)	95,658	5,628,517
UBS AG	380,493	3,610,488

		31,509,357

Taiwan—2.3%
MediaTek, Inc.	601,379	5,693,858
Taiwan Semiconductor Manufacturing Co., Ltd.	3,457,024	5,264,034

		10,957,892

Turkey—0.6%
Turkcell Iletisim Hizmet AS (ADR) (b)	210,585	2,588,090

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-146

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—8.2%
3i Group, Plc.	278,250	$1,075,154
BP, Plc. (ADR) (a)	95,750	3,839,575
Burberry Group, Plc. (a)	394,873	1,577,133
Cadbury, Plc.	531,278	3,998,090
Diageo, Plc.	243,792	2,742,894
HSBC Holdings, Plc.	676,857	3,781,368
Prudential, Plc.	724,272	3,477,486
Reckitt Benckiser Group, Plc.	157,508	5,906,543
RT Group, Plc. (c) (d) (e)	282,264	0
Tesco, Plc.	1,205,439	5,748,498
Unilever, Plc.	70,800	1,337,073
Vodafone Group, Plc.	2,757,661	4,800,354

		38,284,168

United States—31.5%
3M Co.	123,870	6,158,816
Adobe Systems, Inc. (b)	329,170	7,040,946
Aetna, Inc.	232,400	5,654,292
Aflac, Inc.	157,000	3,039,520
Altera Corp. (a)	331,530	5,818,352
Automatic Data Processing, Inc.	215,710	7,584,364
Boeing Co.	63,560	2,261,465

Colgate-Palmolive Co.	102,000	6,015,960
Corning, Inc.	458,710	6,087,082
eBay, Inc. (b)	560,730	7,042,769
Emerson Electric Co.	121,600	3,475,328
InterMune, Inc. (a) (b)	83,700	1,376,028
International Game Technology	108,770	1,002,859
Intuit, Inc. (a) (b)	382,920	10,338,840
Juniper Networks, Inc. (a) (b)	581,100	8,751,366
Linear Technology Corp. (a)	94,110	2,162,648
Lockheed Martin Corp.	45,780	3,160,193
Maxim Integrated Products, Inc.	336,690	4,447,675
McDonald’s Corp.	149,300	8,147,301
Microsoft Corp.	490,260	9,006,076
Raytheon Co.	111,250	4,332,075
Regeneron Pharmaceuticals, Inc. (a) (b)	51,290	710,879
Schering-Plough Corp.	20,200	475,710
Seattle Genetics, Inc. (a) (b)	188,526	1,858,866
Shuffle Master, Inc. (b)	154,200	442,554
SIRIUS XM Radio, Inc. (a) (b)	3,364,060	1,177,421
SLM Corp. (b)	719,700	3,562,515
State Street Corp.	15,800	486,324
The Walt Disney Co.	337,760	6,133,722
Theravance, Inc. (a) (b)	131,580	2,236,860
Tiffany & Co. (a)	228,000	4,915,680
Wal-Mart Stores, Inc.	175,510	9,144,071
WellPoint, Inc. (b)	75,900	2,881,923
Zimmer Holdings, Inc. (b)	16,800	613,200

		147,543,680

Total Common Stock (Identified Cost $725,236,886)		452,580,057

Units—1.1%
Security Description	Shares	Value

Mexico—1.1%
Fomento Economico Mexicano S.A. de C.V.	1,988,960	$5,031,516

Total Units (Identified Cost $5,991,363)		5,031,516

Preferred Stock—0.4%

Germany—0.4%
Bayerische Motoren Werke AG	115,276	1,986,746

Total Preferred Stock (Identified Cost $3,696,832)		1,986,746

Rights—0.1%

United Kingdom—0.1%
HSBC Holdings, Plc. (b)	278,357	522,230

Total Rights (Identified Cost $0)		522,230

Fixed Income-Convertible—0.1%
Security Description	Par Amount	Value

United States—0.1%
Theravance, Inc. 3.000%, 01/15/15	$699,000	544,346

Total Fixed Income-Convertible (Identified Cost $699,000)		544,346

Short Term Investments—12.2%
Security Description	Par Amount/Shares	Value

United States—12.2%
State Street Corp. Repurchase Agreement dated 03/31/09 at 0.010% to be repurchased at $4,721,001 on 04/01/09, collateralized by $4,600,000 Federal Home Loan Bank 4.375% due 09/17/10 with a value of $4,818,960.	4,721,000	4,721,000
State Street Navigator Securities Lending Prime Portfolio (f)	52,463,300	52,463,300

Total Short Term Investments (Identified Cost $57,184,300)		57,184,300

Total Investments—110.7% (Identified Cost $792,808,381) (g)		517,849,195
Liabilities in excess of other assets		(50,016,852)

Net Assets—100%		$467,832,343

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-147

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $49,162,378 and the collateral received consisted of cash in the amount of $52,463,300 and non-cash collateral with a value of $86,567. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-Income Producing.
(c)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(d)	Zero Valued Security.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $792,808,381 and the composition of unrealized appreciation and depreciation of investment securities was $4,602,232 and $(279,561,418), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2009	Percentage of Net Assets
Software	8.6%
Communications Equipment	7.8%
Semiconductors & Semiconductor Equipment	7.5%
Food & Staples Retailing	4.5%
Commercial Banks	4.3%
Oil, Gas & Consumable Fuels	3.8%
Industrial Conglomerates	3.6%
Aerospace & Defense	3.6%
Electronic Equipment, Instruments & Components	3.5%
Hotels, Restaurants & Leisure	3.5%

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$234,189,320	$0
Level 2—Other Significant Observable Inputs	283,659,875	0
Level 3—Significant Unobservable Inputs	0	0

Total	$517,849,195	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-148

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—93.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
AAR Corp. (a) (b)	26,196	$328,498
AeroVironment, Inc. (b)	7,419	155,057
American Science & Engineering, Inc.	6,226	347,411
Applied Signal Technology, Inc.	8,961	181,281
Argon, Inc. (b)	8,892	168,681
Axsys Technologies, Inc. (b)	6,186	260,059
Ceradyne, Inc. (b)	17,166	311,220
Cubic Corp.	10,979	278,098
Curtiss-Wright Corp.	29,761	834,796
Ducommun, Inc.	7,298	106,113
DynCorp International, Inc. (b)	15,363	204,789
Esterline Technologies Corp. (b)	20,246	408,767
GenCorp, Inc. (b)	39,139	82,975
HEICO Corp. (Class B) (a)	16,160	392,688
Herley Industries, Inc. (b)	9,374	112,113
Hexcel Corp. (b)	64,740	425,342
Ladish, Inc. (b)	11,078	80,426
Moog, Inc. (b)	29,182	667,392
Orbital Sciences Corp. (b)	38,647	459,513
Stanley, Inc. (a) (b)	5,973	151,655
Taser International, Inc. (b)	44,282	207,240
Teledyne Technologies, Inc. (b)	24,368	650,138
TransDigm Group, Inc. (a) (b)	22,936	753,218
Triumph Group, Inc.	11,422	436,320

		8,003,790

Air Freight & Logistics—0.2%
Atlas Air Worldwide Holdings, Inc. (b)	8,084	140,257
Dynamex, Inc. (b)	6,006	78,559
Forward Air Corp. (a)	19,401	314,878
HUB Group, Inc. (Class A) (b)	26,835	456,195
Pacer International, Inc.	22,347	78,215

		1,068,104

Airlines—0.7%
Airtran Holdings, Inc. (b)	78,447	356,934
Alaska Air Group, Inc. (b)	24,806	435,841
Allegiant Travel Co. (a) (b)	9,549	434,098
Hawaiian Holdings, Inc. (b)	26,730	99,703
JetBlue Airways Corp. (b)	116,901	426,689
Republic Airways Holdings, Inc. (b)	23,593	152,883
Skywest, Inc.	41,394	514,941
UAL Corp. (a) (b)	86,763	388,698
US Airways Group, Inc. (a) (b)	75,546	191,131

		3,000,918

Auto Components—0.3%
American Axle & Manufacturing Holdings, Inc. (a)	27,908	36,839
ArvinMeritor, Inc.	47,717	37,696
Cooper Tire & Rubber Co. (a)	36,658	148,098
Dorman Products, Inc.	7,851	73,250
Drew Industries, Inc. (a) (b)	16,866	146,397
Exide Technologies (b)	49,077	147,231
Fuel System Solutions, Inc. (a)	7,974	107,490

Security Description	Shares	Value

Auto Components—(Continued)
Lear Corp. (b)	47,108	$35,331
Modine Manufacturing Co.	20,814	52,035
Raser Technologies, Inc. (a) (b)	30,438	127,535
Spartan Motors, Inc.	19,530	78,511
Superior Industries International, Inc. (a)	13,180	156,183
Tenneco, Inc. (b)	28,545	46,528

		1,193,124

Automobiles—0.0%
Winnebago Industries (a) (b)	20,312	107,857

Beverages—0.1%
Coca-Cola Bottling Co. Consolidated	2,746	142,929
National Beverage Corp.	7,440	68,225
The Boston Beer Co., Inc. (b)	4,936	102,965

		314,119

Biotechnology—4.9%
Acorda Therapeutics, Inc. (b)	25,249	500,183
Affymax, Inc. (a) (b)	7,931	127,768
Alexion Pharmaceuticals, Inc. (a) (b) (c)	53,853	2,028,104
Alkermes, Inc. (b)	64,121	777,788
Allos Therapeutics, Inc. (b)	37,060	229,031
Alnylam Pharmaceuticals, Inc. (a) (b)	24,270	462,101
Arena Pharmaceuticals, Inc. (a) (b)	46,806	140,886
Arqule, Inc. (a) (b)	28,549	118,193
Array Biopharma, Inc. (a) (b)	31,105	82,117
Celera Corp. (b)	55,005	419,688
Cepheid (a) (b)	37,111	256,066
Cougar Biotechnology, Inc. (a) (b)	10,325	332,465
Cubist Pharmaceuticals, Inc. (b)	37,955	620,944
CV Therapeutics, Inc. (b)	41,525	825,517
Dendreon Corp. (a) (b)	66,216	278,107
Dyax Corp. (b)	42,026	105,485
Emergent Biosolutions, Inc. (b)	9,176	123,968
Enzon Pharmaceuticals, Inc. (a) (b)	27,534	167,131
Facet Biotech Corp. (b)	16,272	154,584
Genomic Health, Inc. (b)	9,495	231,488
Geron Corp. (a) (b)	52,781	235,931
GTx, Inc. (a) (b)	12,605	133,361
Halozyme Therapeutics, Inc. (a) (b)	39,723	216,888
Human Genome Sciences, Inc. (a) (b)	100,386	83,320
Idenix Pharmaceuticals, Inc. (a) (b)	19,197	59,127
Idera Pharmaceuticals, Inc. (a) (b)	14,570	94,268
Immunogen, Inc. (a) (b)	34,988	248,415
Immunomedics, Inc. (b)	47,664	45,757
Incyte Corp. (a) (b)	45,130	105,604
InterMune, Inc. (a) (b)	20,699	340,292
Isis Pharmaceuticals, Inc. (a) (b)	62,691	940,992
Lexicon Pharmaceuticals, Inc. (a) (b)	58,121	63,352
Ligand Pharmaceuticals, Inc. (a) (b)	66,630	198,557
MannKind Corp. (a) (b)	35,698	124,229
Martek Biosciences Corp. (b)	23,061	420,863
Maxygen, Inc. (b)	17,352	117,994
Medarex, Inc. (b)	88,090	451,902
Metabolix, Inc. (a) (b)	12,459	84,970

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-149

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Momenta Pharmaceuticals, Inc. (b)	17,269	$190,132
Myriad Genetics, Inc. (b)	59,194	2,691,551
Nabi Biopharmaceuticals (b)	32,116	118,829
Neurocrine Biosciences, Inc. (b)	21,044	74,706
Novavax, Inc. (a)	41,369	42,196
NPS Pharmaceuticals, Inc. (b)	35,144	147,605
Onyx Pharmaceuticals, Inc. (b)	36,116	1,031,112
OSI Pharmaceuticals, Inc. (a) (b)	37,247	1,425,070
Osiris Therapeutics, Inc. (a) (b)	11,221	154,850
PDL BioPharma, Inc. (b)	81,362	576,043
Pharmasset, Inc. (b)	11,069	108,587
Progenics Pharmaceuticals, Inc. (a) (b)	21,526	141,856
Regeneron Pharmaceuticals, Inc. (b)	41,175	570,686
Repligen Corp.	22,423	107,406
Rigel Pharmaceuticals, Inc. (a) (b)	24,433	150,019
Sangamo Biosciences, Inc. (a) (b)	25,684	108,643
Savient Pharmaceuticals, Inc. (a) (b)	35,468	175,567
Seattle Genetics, Inc. (a) (b)	37,822	372,925
Theravance, Inc. (a) (b)	34,733	590,461
United Therapeutics Corp. (a) (b)	17,968	1,187,505
XOMA, Ltd. (b)	82,412	43,678
Zymogenetics, Inc. (a) (b)	26,358	105,168

		22,062,031

Building Products—0.5%
AAON, Inc. (a)	7,694	139,415
American Woodmark Corp. (a)	8,732	153,334
Ameron International Corp.	6,314	332,495
Apogee Enterprises, Inc.	17,370	190,723
Gibraltar Industries, Inc. (a)	18,286	86,310
Griffon Corp. (b)	30,404	228,030
Insteel Industries, Inc.	12,134	84,453
NCI Building Systems, Inc. (a) (b)	12,366	27,452
Quanex Building Products Corp. (b)	22,520	171,152
Simpson Manufacturing Co., Inc. (a)	25,980	468,160
Trex Co., Inc. (b)	12,252	93,483
Universal Forest Products, Inc. (a)	10,348	275,360

		2,250,367

Capital Markets—1.6%
Apollo Investment Corp. (a)	95,871	333,631
Ares Capital Corp.	63,806	308,821
BGC Partners, Inc.	23,944	52,916
BlackRock Kelso Capital Corp.	9,116	38,196
Calamos Asset Management, Inc.	15,750	75,757
Capital Southwest Corp.	2,039	155,759
Cohen & Steers, Inc. (a)	10,675	119,133
Diamond Hill Investment Group, Inc. (b)	1,546	60,789
Evercore Partners, Inc.	6,900	106,605
FBR Capital Markets Corp. (b)	18,281	60,144
FCStone Group, Inc. (b)	15,110	34,451
GAMCO Investors, Inc.	5,201	169,813
GFI Group, Inc.	50,761	162,943
Gladstone Capital Corp.	14,623	91,540
Gladstone Investment Corp.	15,667	59,848
Greenhill & Co., Inc.	11,666	861,534

Security Description	Shares	Value

Capital Markets—(Continued)
Harris & Harris Group, Inc. (a) (b)	18,276	$67,621
Hercules Technology Growth Capital, Inc.	20,028	100,140
KBW, Inc. (b)	18,574	377,981
Knight Capital Group, Inc. (b)	61,231	902,545
LaBranche & Co., Inc. (b)	36,996	138,365
Ladenburg Thalmann Financial Services, Inc. (b)	62,538	33,145
MVC Capital, Inc.	15,052	126,587
NGP Capital Resources Co.	14,986	74,480
optionsXpress Holdings, Inc.	26,495	301,248
Penson Worldwide, Inc. (b)	9,106	58,552
Piper Jaffray Cos. (b)	12,658	326,450
Prospect Capital Corp. (a)	18,121	154,391
RiskMetrics Group, Inc. (a) (b)	14,649	209,334
Sanders Morris Harris Group, Inc.	13,865	54,074
Stifel Financial Corp. (b)	17,934	776,722
SWS Group, Inc.	16,924	262,830
TradeStation Group, Inc. (b)	22,284	147,074
Virtus Investment Partners, Inc. (b)	4,250	27,668
Westwood Holdings Group, Inc.	3,904	152,607

		6,983,694

Chemicals—1.6%
A. Schulman, Inc.	16,618	225,174
American Vanguard Corp. (a)	13,990	180,471
Arch Chemicals, Inc.	17,033	322,946
Balchem Corp.	12,153	305,405
Calgon Carbon Corp. (a) (b)	35,836	507,796
Ferro Corp. (a)	27,506	39,334
GenTek, Inc. (a) (b)	5,631	98,486
H.B. Fuller Co. (a)	33,200	431,600
Innophos Holdings, Inc.	7,232	81,577
Innospec, Inc.	17,009	64,124
Koppers Holdings, Inc.	13,722	199,243
Landec Corp. (b)	16,296	90,769
LSB Industries, Inc. (a) (b)	11,999	118,670
Minerals Technologies, Inc.	12,757	408,862
NewMarket Corp.	9,321	412,920
Olin Corp.	51,442	734,077
OM Group, Inc. (a) (b)	20,711	400,136
Penford Corp. (a)	8,220	29,839
PolyOne Corp. (b)	69,497	160,538
Quaker Chemical Corp.	7,230	57,406
Rockwood Holdings, Inc. (b)	27,106	215,222
Sensient Technologies Corp.	33,352	783,772
ShengdaTech, Inc. (a) (b)	21,210	65,751
Solutia, Inc. (b)	63,760	119,231
Spartech Corp.	20,427	50,250
Stepan Co.	4,458	121,703
W.R. Grace & Co. (a) (d)	46,759	295,517
Westlake Chemical Corp. (a)	13,301	194,594
Zep, Inc.	14,264	145,921
Zoltek Cos., Inc. (a) (b)	18,207	123,990

		6,985,324

Commercial & Professional Services—2.4%
ABM Industries, Inc. (a)	28,820	472,648

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-150

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial & Professional Services—(Continued)
ACCO Brands Corp. (b)	32,678	$32,025
American Ecology Corp.	10,910	152,085
American Reprographics Co. (b)	23,904	84,620
ATC Technology Corp. (b)	13,111	146,843
Bowne & Co., Inc.	18,933	60,775
Cenveo, Inc. (a) (b)	31,208	101,426
Clean Harbors, Inc. (b)	13,658	655,584
Comfort Systems USA, Inc.	24,012	249,005
Consolidated Graphics, Inc. (b)	7,728	98,300
Cornell Companies, Inc. (b)	7,626	124,838
Courier Corp.	10,526	159,679
Deluxe Corp.	32,151	309,614
EnergySolutions, Inc.	21,760	188,224
Ennis, Inc.	15,615	138,349
Fuel Tech, Inc. (a) (b)	10,672	111,629
G&K Services, Inc.	12,200	230,702
GeoEye, Inc. (a) (b)	10,978	216,816
Healthcare Services Group, Inc.	29,049	434,864
Herman Miller, Inc.	39,315	419,098
HNI Corp. (a)	30,271	314,818
Innerworkings, Inc. (a) (b)	21,565	92,083
Interface, Inc.	33,244	99,400
Kimball International, Inc. (Class B)	28,479	186,822
Knoll, Inc.	30,139	184,752
M&F Worldwide Corp. (b)	8,341	97,673
McGrath Rentcorp	15,740	248,062
Mine Safety Appliances Co.	21,697	434,374
Mobile Mini, Inc. (a) (b)	23,164	266,849
Multi-Color Corp. (a)	6,895	84,326
Rollins, Inc.	29,991	514,346
Schawk, Inc. (a)	10,309	62,266
Standard Parking Corp. (b)	5,891	96,612
SYKES Enterprises, Inc. (b)	20,294	337,489
Team, Inc. (b)	12,181	142,761
Tetra Technologies, Inc. (b)	40,463	824,636
The GEO Group, Inc. (b)	35,661	472,508
The Standard Register Co. (a)	10,679	48,910
United Stationers, Inc. (b)	15,316	430,073
Viad Corp.	14,887	210,205
Waste Connections, Inc. (b)	53,304	1,369,913
Waste Services, Inc.	17,330	74,172

		10,980,174

Commercial Banks—6.0%
1st Source Corp.	10,619	191,673
Ameris Bancorp	9,428	44,406
Ames National Corp.	4,449	76,033
Arrow Financial Corp.	6,737	159,600
Bancfirst Corp.	5,473	199,217
Banco Latinoamericano de Exportaciones S.A.	17,785	166,645
Banctrust Financial Group, Inc.	12,058	76,327
Bank of the Ozarks, Inc. (a)	7,390	170,561
Banner Corp.	10,368	30,171
Boston Private Financial Holdings, Inc.	36,709	128,849
Bryn Mawr Bank Corp.	4,797	80,829
Camden National Corp.	5,621	128,440

Security Description	Shares	Value

Commercial Banks—(Continued)
Capital City Bank Group, Inc. (a)	7,854	$90,007
Capitol Bancorp, Ltd.	10,229	42,450
Cardinal Financial Corp.	18,171	104,302
Cascade Bancorp. (a)	13,690	22,315
Cathay General Bancorp (a)	32,868	342,813
Centerstate Banks of Florida, Inc.	6,416	70,640
Central Pacific Financial Corp.	19,720	110,432
Chemical Financial Corp. (a)	17,656	367,421
Citizens & Northern Corp.	6,716	124,179
Citizens Republic Bancorp, Inc. (b)	84,861	131,535
City Holdings Co.	10,495	286,409
CoBiz Financial, Inc.	12,936	67,914
Columbia Banking System, Inc.	15,187	97,197
Community Bank System, Inc.	22,548	377,679
Community Trust Bancorp, Inc.	10,304	275,632
CVB Financial Corp. (a)	46,000	304,980
East West Bancorp, Inc.	41,034	187,525
Enterprise Financial Services Corp. (a)	8,030	78,373
Farmers Capital Bank Corp.	4,290	67,224
Financial Institutions, Inc.	8,161	62,187
First Bancorp	10,486	125,517
First Bancorp (Puerto Rico) (a)	47,002	200,229
First Bancorp, Inc.	5,982	94,875
First Busey Corp. (a)	16,930	131,377
First Commonwealth Financial Corp.	56,035	497,030
First Community Bancshares, Inc. (a)	6,026	70,323
First Financial Bancorp	25,847	246,322
First Financial Bankshares, Inc. (a)	14,110	679,679
First Financial Corp.	7,254	267,673
First Merchants Corp.	11,118	119,963
First Midwest Bancorp, Inc.	32,527	279,407
First South BanCorp, Inc.	5,773	61,309
FirstMerit Corp.	52,863	962,107
FNB Corp. (a)	56,644	434,459
Frontier Financial Corp. (a)	32,200	35,420
Glacier Bancorp, Inc.	41,625	653,929
Green Bancshares, Inc. (a)	9,008	79,270
Guaranty Bancorp (b)	31,105	54,434
Hancock Holding Co.	17,296	541,019
Harleysville National Corp.	28,374	171,946
Heartland Financial USA, Inc. (a)	7,703	104,299
Heritage Commerce Corp.	7,298	38,315
Home Bancshares, Inc. (a)	8,887	177,473
Iberiabank Corp.	10,862	499,000
Independent Bank Corp.	10,279	151,615
International Bancshares Corp.	35,578	277,508
Investors Bancorp, Inc. (b)	29,242	247,680
Lakeland Bancorp, Inc. (a)	12,623	101,363
Lakeland Financial Corp. (a)	7,109	136,422
MainSource Financial Group, Inc.	12,856	103,362
MB Financial, Inc.	23,862	324,523
Nara Bancorp, Inc.	15,312	45,017
National Penn Bancshares, Inc. (a)	52,323	434,281
NBT Bancorp, Inc.	22,151	479,348
Northfield Bancorp, Inc. (b)	14,322	156,539
Old National Bancorp (a)	46,668	521,282
Old Second Bancorp, Inc. (a)	7,369	46,793

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-151

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Oriental Financial Group, Inc.	14,047	$68,549
Pacific Capital Bancorp (a)	30,213	204,542
Pacific Continental Corp.	7,392	86,043
PacWest Bancorp	15,528	222,516
Park National Corp. (a)	7,197	401,233
Peapack Gladstone Financial Corp.	6,042	108,937
Pennsylvania Commerce Bancorp, Inc. (b)	3,609	66,406
People’s Bancorp, Inc.	5,816	75,492
Pinnacle Financial Partners, Inc. (b)	15,861	376,064
Premierwest Bancorp	14,190	57,043
PrivateBancorp, Inc. (a)	14,256	206,142
Prosperity Bancshares, Inc.	27,315	747,065
Provident Bankshares Corp.	19,334	136,305
Republic Bancorp, Inc. (Class A)	6,675	124,622
S&T Bancorp, Inc.	16,090	341,269
S.Y. Bancorp, Inc. (a)	8,983	218,287
Sandy Spring Bancorp, Inc. (a)	11,016	122,939
SCBT Financial Corp.	7,106	148,515
Seacoast Banking Corp. of Florida	10,547	31,957
Shore Bancshares, Inc.	6,207	103,967
Sierra Bancorp	5,140	50,012
Signature Bank (b)	24,511	691,946
Simmons First National Corp.	8,478	213,561
Smithtown Bancorp, Inc.	7,342	82,818
Southside Bancshares, Inc.	8,775	165,847
Southwest Bancorp, Inc.	10,385	97,411
State Bancorp, Inc.	10,603	81,643
StellarOne Corp. (a)	15,621	186,046
Sterling Bancorp	13,033	129,027
Sterling Bancshares, Inc.	48,745	318,792
Sterling Financial Corp. (a)	34,833	72,104
Suffolk Bancorp	6,431	167,142
Sun Bancorp, Inc. (b)	10,341	53,670
Susquehanna Bancshares, Inc.	57,375	535,309
SVB Financial Group (b)	21,001	420,230
Texas Capital Bancshares, Inc. (b)	19,670	221,484
The Colonial BancGroup, Inc. (a) (b)	132,990	119,691
The South Financial Group, Inc. (a)	44,741	49,215
Tompkins Financial Corp.	4,029	173,247
TowneBank	15,153	247,448
TriCo Bancshares (a)	9,316	155,950
Trustmark Corp.	33,278	611,650
UCBH Holdings, Inc. (a)	73,281	110,654
UMB Financial Corp.	20,784	883,112
Umpqua Holdings Corp.	38,555	349,308
Union Bankshares Corp. (a)	9,069	125,606
United Bankshares, Inc. (a)	26,266	452,826
United Community Banks, Inc. (a)	25,519	106,159
United Security Bancshares	6,106	44,940
Univest Corp. of Pennsylvania	7,788	136,290
Washington Trust Bancorp, Inc.	9,162	148,883
WesBanco, Inc.	18,674	426,327
West Bancorp, Inc.	13,056	97,267
Westamerica Bancorp (a)	19,380	882,953
Western Alliance BanCorp (b)	14,726	67,151
Wilshire Bancorp, Inc.	14,336	73,974

Security Description	Shares	Value

Commercial Banks—(Continued)
Wintrust Financial Corp.	16,617	$204,389
Yadkin Valley Financial Corp.	7,907	58,907

		27,075,955

Communications Equipment—2.7%
3Com Corp. (b)	273,003	843,579
Acme Packet, Inc. (b)	15,723	95,439
Adtran, Inc.	38,075	617,196
Airvana, Inc. (a) (b)	17,814	104,212
Anaren, Inc. (b)	13,662	149,462
Arris Group, Inc. (b)	83,114	612,550
Aruba Networks, Inc. (a) (b)	35,336	110,955
Avocent Corp. (b)	31,183	378,562
Bel Fuse, Inc. (Class B)	7,133	95,867
BigBand Networks, Inc. (b)	23,069	151,102
Black Box Corp.	12,292	290,214
Blue Coat Systems, Inc. (b)	20,555	246,866
Cogo Group, Inc. (b)	17,560	117,301
Comtech Telecommunications Corp. (b)	15,803	391,440
DG FastChannel, Inc. (a) (b)	14,043	263,587
Digi International, Inc. (b)	18,330	140,591
EMS Technologies, Inc. (b)	13,395	233,877
Emulex Corp. (b)	56,197	282,671
Extreme Networks, Inc. (b)	74,142	112,696
Finisar Corp. (a) (b)	205,504	90,422
Globecomm Systems, Inc. (b)	14,070	81,465
Harmonic, Inc. (b)	58,826	382,369
Harris Stratex Networks, Inc. (b)	13,458	51,813
Hughes Communications, Inc. (b)	4,058	48,818
Infinera Corp. (a) (b)	60,445	447,293
InterDigital, Inc. (b) (c)	31,961	825,233
Ixia (b)	26,295	135,945
Loral Space & Communications, Inc. (a) (b)	6,397	136,640
MRV Communications, Inc. (b)	90,098	27,930
Netgear, Inc. (b)	21,529	259,424
Neutral Tandem, Inc. (b)	11,068	272,383
Oplink Communications, Inc. (b)	14,091	108,501
PC-Tel, Inc. (b)	14,472	62,230
Plantronics, Inc.	31,840	384,309
Polycom, Inc. (a) (b)	59,817	920,584
Riverbed Technology, Inc. (a) (b)	38,051	497,707
SeaChange International, Inc. (b)	21,156	121,012
ShoreTel, Inc. (a) (b)	29,847	128,641
Sonus Networks, Inc. (a) (b)	144,761	227,275
Starent Networks Corp. (a) (b)	19,794	312,943
Sycamore Networks, Inc. (b)	127,467	340,337
Symmetricom, Inc. (b)	28,539	99,886
Tekelec, Inc. (a) (b)	45,279	599,041
UTStarcom, Inc. (a) (b)	77,850	60,723
ViaSat, Inc. (b)	17,552	365,433

		12,226,524

Computers & Peripherals—0.9%
3PAR, Inc. (b)	18,633	122,419
Adaptec, Inc. (b)	81,124	194,697

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-152

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Computers & Peripherals—(Continued)
Avid Technology, Inc. (a) (b)	22,062	$201,647
Compellent Technologies, Inc. (b)	9,865	107,134
Data Domain, Inc. (a) (b)	22,332	280,713
Electronics for Imaging, Inc. (b)	33,985	333,053
Imation Corp. (a)	21,384	163,587
Immersion Corp. (a) (b)	16,446	48,187
Intermec, Inc. (b)	40,982	426,213
Intevac, Inc. (b)	14,334	74,680
Netezza Corp. (b)	26,060	177,208
Novatel Wireless, Inc. (b)	18,653	104,830
Palm, Inc. (a) (b)	77,857	671,127
Rackable Systems, Inc. (b)	18,071	73,368
Rimage Corp. (b)	6,814	90,967
STEC, Inc. (a) (b)	20,594	151,778
Stratasys, Inc. (a) (b)	11,733	97,032
Super Micro Computer, Inc. (b)	15,529	76,403
Synaptics, Inc. (a) (b)	23,247	622,090

		4,017,133

Construction & Engineering—0.9%
Dycom Industries, Inc. (b)	26,092	151,073
EMCOR Group, Inc. (b)	46,495	798,319
Furmanite Corp. (b)	25,504	79,318
Granite Construction, Inc. (a)	22,915	858,854
Great Lakes Dredge & Dock Corp.	28,321	85,246
Insituform Technologies, Inc. (a) (b)	18,957	296,488
Layne Christensen Co. (b)	12,615	202,723
MasTec, Inc. (b)	29,193	352,943
Michael Baker Corp.	5,408	140,608
Northwest Pipe Co. (b)	6,062	172,585
Orion Marine Group, Inc. (a) (b)	14,296	187,278
Perini Corp. (a) (b)	34,558	425,063
Pike Electric Corp. (b)	10,661	98,614
Sterling Construction Co., Inc. (b)	8,227	146,770

		3,995,882

Construction Materials—0.1%
Headwaters, Inc. (a) (b)	27,972	87,832
Texas Industries, Inc. (a)	17,074	426,850
U.S. Concrete, Inc. (b)	39,530	79,060

		593,742

Consumer Finance—0.3%
Advanta Corp. (Class B)	22,458	14,822
Cash America International, Inc.	19,543	306,043
Dollar Financial Corp. (b)	16,563	157,680
Ezcorp., Inc. (b)	25,729	297,685
First Cash Financial Services, Inc. (b)	12,600	187,992
Nelnet, Inc. (b)	10,868	96,073
World Acceptance Corp. (a) (b)	12,260	209,646

		1,269,941

Containers & Packaging—0.4%
AEP Industries, Inc. (b)	4,004	61,141
Graphic Packaging Holding Co. (a) (b)	99,937	86,945

Security Description	Shares	Value

Containers & Packaging—(Continued)
Myers Industries, Inc.	18,955	$116,384
Rock-Tenn Co.	26,396	714,012
Silgan Holdings, Inc.	17,449	916,770

		1,895,252

Distributors—0.0%
Audiovox Corp. (b)	12,365	42,412
Core-Mark Holding Co., Inc. (b)	5,639	102,743

		145,155

Diversified Consumer Services—1.2%
American Public Education, Inc. (b)	7,833	329,456
Capella Education Co. (b)	9,647	511,291
Coinstar, Inc. (a) (b)	18,947	620,704
Corinthian Colleges, Inc. (a) (b)	58,978	1,147,122
Grand Canyon Education, Inc. (a) (b)	7,515	129,709
Jackson Hewitt Tax Service, Inc.	19,469	101,628
K12, Inc. (a) (b)	4,707	65,427
Matthews International Corp.	22,034	634,800
Pre-Paid Legal Services, Inc. (b)	4,860	141,086
Regis Corp.	27,373	395,540
Sotheby’s (a)	45,005	405,045
Steiner Leisure, Ltd. (b)	11,034	269,340
Stewart Enterprises, Inc. (a)	59,993	194,377
thinkorswim Group, Inc. (b)	39,002	336,977
Universal Technical Institute, Inc. (a) (b)	14,118	169,416

		5,451,918

Diversified Financial Services—0.6%
Compass Diversified Holdings	19,791	176,536
Encore Capital Group, Inc. (a)	9,815	44,462
Financial Federal Corp. (a)	16,814	356,120
Interactive Brokers Group, Inc. (b)	28,548	460,479
Life Partners Holdings, Inc.	5,041	85,999
MarketAxess Holdings, Inc. (b)	22,737	173,711
Medallion Financial Corp.	10,546	78,146
PHH Corp. (b)	34,498	484,697
Pico Holdings, Inc. (b)	11,340	340,994
Portfolio Recovery Associates, Inc. (a) (b)	10,501	281,847
Teton Advisors, Inc. (b) (e)	78	0

		2,482,991

Diversified Telecommunication Services—0.9%
Alaska Communication Systems Group, Inc. (a)	28,336	189,851
Atlantic Tele-Network, Inc.	5,823	111,685
Cbeyond, Inc. (a) (b)	15,923	299,830
Cincinnati Bell, Inc. (b)	150,258	345,593
Cogent Communications Group, Inc. (a) (b)	30,249	217,793
Consolidated Communications Holdings, Inc. (a)	14,378	147,518
Fairpoint Communications, Inc. (a)	54,444	42,466
General Communication, Inc. (b)	33,319	222,571
Global Crossing, Ltd. (b)	20,150	141,050
Iowa Telecommunications Services, Inc. (a)	21,245	243,468
NTELOS Holdings Corp.	20,123	365,031
PAETEC Holding Corp. (b)	80,095	115,337

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-153

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Premiere Global Services, Inc. (b)	37,778	$333,202
Shenandoah Telecommunications Co.	15,057	343,300
tw telecom, Inc. (a) (b)	94,490	826,788

		3,945,483

Electric Utilities—1.8%
Allete, Inc.	17,462	466,061
Central Vermont Public Service Corp.	7,804	135,009
CLECO Corp.	41,044	890,244
El Paso Electric Co. (b)	29,187	411,245
IDACORP, Inc.	30,880	721,357
ITC Holdings Corp.	33,484	1,460,572
MGE Energy, Inc.	15,403	483,192
Portland General Electric Co.	51,014	897,336
The Empire District Electric Co.	22,807	329,333
UIL Holdings Corp.	17,621	393,301
Unisource Energy Corp.	22,831	643,606
Westar Energy, Inc.	71,072	1,245,892

		8,077,148

Electrical Equipment—1.7%
A.O. Smith Corp.	13,805	347,610
Acuity Brands, Inc. (a)	27,903	628,934
Advanced Battery Technologies, Inc. (b)	30,239	64,711
American Superconductor Corp. (a) (b)	28,057	485,667
AZZ, Inc. (a) (b)	7,338	193,650
Baldor Electric Co.	32,081	464,854
Belden, Inc.	30,704	384,107
Brady Corp.	34,605	610,086
Capstone Turbine Corp. (a) (b)	133,589	96,184
Encore Wire Corp. (a)	14,708	315,192
Ener1, Inc. (a) (b)	24,918	128,826
Energy Conversion Devices, Inc. (a) (b)	30,326	402,426
EnerSys (b)	18,079	219,117
Evergreen Solar, Inc. (a) (b)	100,895	214,906
Franklin Electric Co., Inc.	16,091	356,094
FuelCell Energy, Inc. (a) (b)	50,459	121,102
GrafTech International, Ltd. (b)	78,717	484,897
II-VI, Inc. (b)	16,368	281,202
LaBarge, Inc. (b)	8,720	72,986
LSI Industries, Inc.	16,398	84,778
Microvision, Inc. (a) (b)	39,881	51,447
Plug Power, Inc. (b)	57,674	50,176
Polypore International, Inc. (b)	10,847	43,605
Powell Industries, Inc. (b)	4,404	155,505
Power-One, Inc. (a) (b)	57,357	50,474
Preformed Line Products Co.	2,003	75,393
Regal-Beloit Corp.	22,128	678,002
Ultralife Corp. (a)	8,980	69,415
Valence Technology, Inc. (a) (b)	37,370	79,598
Vicor Corp.	15,700	76,773
Woodward Governor Co.	39,586	442,572

		7,730,289

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—1.7%
Agilysys, Inc.	20,665	$88,860
Anixter International, Inc. (a) (b)	21,594	684,098
Benchmark Electronics, Inc. (b)	43,585	488,152
Brightpoint, Inc. (b)	30,518	130,617
Checkpoint Systems, Inc. (b)	26,372	236,557
China Security & Surveillance Technology, Inc. (a) (b)	18,338	70,418
Cogent, Inc. (b)	27,200	323,680
Cognex Corp.	27,796	371,077
Coherent, Inc. (b)	15,435	266,254
Comverge, Inc. (a) (b)	14,757	102,561
CTS Corp.	24,167	87,243
Daktronics, Inc. (a)	24,015	157,298
DTS, Inc. (a) (b)	12,053	289,995
Echelon Corp. (a) (b)	22,668	183,384
Electro Rent Corp.	15,175	146,287
Electro Scientific Industries, Inc. (b)	17,241	102,067
FARO Technologies, Inc. (a) (b)	11,147	149,816
ICx Technologies, Inc.	9,961	40,342
Insight Enterprises, Inc. (b) (c)	31,718	97,057
IPG Photonics Corp. (a) (b)	12,833	108,054
L-1 Identity Solutions, Inc. (a) (b)	46,548	237,860
Littelfuse, Inc. (b)	13,779	151,431
Measurement Specialties, Inc. (b)	10,016	40,965
Mercury Computer Systems, Inc. (b)	12,071	66,753
Methode Electronics, Inc.	22,249	79,651
MTS Systems Corp.	12,529	285,035
Multi-Fineline Electronix, Inc. (a) (b)	5,936	99,962
Newport Corp. (b)	26,749	118,231
NVE Corp.	3,316	95,534
OSI Systems, Inc. (b)	10,131	154,599
Park Electrochemical Corp.	12,787	220,959
Plexus Corp. (b) (c)	27,090	374,384
RadiSys Corp. (a) (b)	14,648	88,767
Rofin-Sinar Technologies, Inc. (b)	19,918	321,078
Rogers Corp. (b)	11,775	222,312
Sanmina-SCI Corp. (b)	346,519	105,688
Scansource, Inc. (a) (b)	16,538	307,276
SYNNEX Corp. (a) (b)	9,776	192,294
Technitrol, Inc.	27,072	46,293
TTM Technologies, Inc. (b)	26,267	152,349
Universal Display Corp. (a) (b)	19,791	181,483
Zygo Corp. (b)	11,525	52,900

		7,719,621

Energy Equipment & Services—1.1%
Allis-Chalmers Energy, Inc. (a) (b)	32,506	62,736
Basic Energy Services, Inc. (a) (b)	26,849	173,713
Bristow Group, Inc. (a)	16,788	359,767
Bronco Drilling Co., Inc. (a) (b)	25,638	134,856
Cal Dive International, Inc. (a) (b)	32,206	218,035
CARBO Ceramics, Inc. (a)	14,461	411,271
Complete Production Services, Inc. (b)	37,636	115,919
Dawson Geophysical Co. (b)	5,124	69,174
Dril-Quip, Inc. (b)	23,636	725,625
Gulf Island Fabrication, Inc.	8,075	64,681

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-154

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Gulfmark Offshore, Inc. (b)	15,649	$373,385
Hornbeck Offshore Services, Inc. (a) (b)	15,736	239,817
ION Geophysical Corp. (a) (b)	52,448	81,819
Lufkin Industries, Inc.	10,049	380,656
Matrix Service Co. (b)	18,598	152,875
NATCO Group, Inc. (b)	13,050	247,036
Natural Gas Services Group, Inc. (b)	8,238	74,142
Newpark Resources, Inc. (b)	59,296	150,019
Parker Drilling Co. (b)	73,654	135,523
PHI, Inc. (b)	8,963	89,451
Pioneer Drilling Co. (b)	36,355	119,244
RPC, Inc. (a)	23,695	157,098
Superior Well Services, Inc. (b)	16,346	83,855
T-3 Energy Services, Inc. (b)	8,164	96,172
Willbros Group, Inc. (b)	25,158	244,033

		4,960,902

Food & Staples Retailing—1.0%
Arden Group, Inc.	912	106,558
Casey’s General Stores, Inc.	34,806	927,928
Great Atlantic & Pacific Tea Co. (a) (b)	23,378	124,137
Ingles Markets, Inc.	7,334	109,497
Nash Finch Co. (a)	8,346	234,439
Pricesmart, Inc.	8,493	152,959
Ruddick Corp.	29,150	654,418
Spartan Stores, Inc.	14,846	228,777
Susser Holdings Corp.	5,337	71,729
The Andersons, Inc. (a)	12,096	171,037
The Pantry, Inc. (b)	14,653	258,039
United Natural Foods, Inc. (a) (b)	28,324	537,306
Village Supermarket, Inc.	4,312	134,405
Weis Markets, Inc.	8,291	257,353
Winn-Dixie Stores, Inc. (b)	38,237	365,546

		4,334,128

Food Products—2.1%
Alico, Inc. (a)	2,563	61,512
American Dairy, Inc. (b)	4,895	82,774
B&G Foods, Inc.	15,047	78,244
Cal-Maine Foods, Inc. (a)	9,524	213,242
Calavo Growers, Inc.	7,587	91,196
Chiquita Brands International, Inc. (a) (b)	28,967	192,051
Darling International, Inc. (b)	52,851	196,077
Diamond Foods, Inc.	11,791	329,323
Farmer Bros. Co.	4,569	81,328
Flowers Foods, Inc. (a)	51,302	1,204,571
Fresh Del Monte Produce, Inc. (b)	29,340	481,763
Green Mountain Coffee Roasters, Inc. (a) (b)	11,730	563,040
Griffin Land & Nurseries, Inc.	2,418	84,630
Hain Celestial Group, Inc. (a) (b)	28,766	409,628
Imperial Sugar Co.	6,849	49,244
J&J Snack Foods Corp.	10,215	353,337
Lancaster Colony Corp.	13,402	555,915
Lance, Inc.	16,482	343,155
Ralcorp Holdings, Inc. (b) (c)	37,158	2,002,073
Sanderson Farms, Inc. (a)	13,872	520,894

Security Description	Shares	Value

Food Products—(Continued)
Smart Balance, Inc. (a) (b)	42,576	$257,159
Synutra International, Inc. (b)	7,279	59,761
Tootsie Roll Industries, Inc. (a)	17,079	370,966
TreeHouse Foods, Inc. (a) (b)	19,982	575,282
Zhongpin, Inc. (b)	13,539	120,226

		9,277,391

Gas Utilities—1.6%
Chesapeake Utilities Corp.	4,668	142,281
New Jersey Resources Corp.	28,530	969,449
Nicor, Inc.	30,032	997,963
Northwest Natural Gas Co.	17,710	768,968
Piedmont Natural Gas Co. (a)	48,724	1,261,464
South Jersey Industries, Inc.	20,078	702,730
Southwest Gas Corp.	29,652	624,768
The Laclede Group, Inc.	14,677	572,110
WGL Holdings, Inc.	33,604	1,102,211

		7,141,944

Health Care Equipment & Supplies—3.5%
Abaxis, Inc. (a) (b)	14,594	251,601
ABIOMED, Inc. (a) (b)	22,685	111,156
Accuray, Inc. (a) (b)	25,622	128,879
Align Technology, Inc. (a) (b)	41,474	328,889
American Medical Systems Holdings, Inc. (b)	46,536	518,876
Analogic Corp.	9,258	296,441
Angiodynamics, Inc. (b)	16,977	190,821
Atrion Corp.	1,245	109,859
Cantel Medical Corp.	8,706	112,046
Cardiac Science Corp.	13,791	41,511
Conceptus, Inc. (a) (b)	20,238	237,796
Conmed Corp. (b)	19,090	275,087
CryoLife, Inc. (b)	19,595	101,502
Cyberonics, Inc. (a) (b)	16,539	219,473
ev3, Inc. (a) (b)	47,024	333,870
Exactech, Inc. (b)	5,322	61,150
Greatbatch, Inc. (a) (b)	15,279	295,649
Haemonetics Corp. (b)	16,921	932,009
Hansen Medical, Inc. (a) (b)	12,148	48,835
I-Flow Corp. (b)	19,111	69,755
ICU Medical, Inc. (b)	7,949	255,322
Immucor, Inc. (b)	47,690	1,199,403
Insulet Corp. (a) (b)	12,961	53,140
Integra LifeSciences Holdings Corp. (b)	11,800	291,814
Invacare Corp. (a)	22,377	358,703
IRIS International, Inc. (b)	13,110	151,158
Kensey Nash Corp. (b)	5,237	111,391
Masimo Corp. (a) (b)	31,807	921,767
Medical Action Industries, Inc. (b)	10,034	83,182
Meridian Bioscience, Inc.	28,173	510,495
Merit Medical Systems, Inc. (b)	18,475	225,580
Micrus Endovascular Corp. (a) (b)	9,469	56,530
Natus Medical, Inc. (b)	18,650	158,711
Neogen Corp. (b)	10,072	219,872
NuVasive, Inc. (a) (b)	24,555	770,536
OraSure Technologies, Inc. (b)	34,671	87,718

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-155

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Orthofix International NV (b)	11,410	$211,313
Orthovita, Inc.	45,538	122,042
Palomar Medical Technologies, Inc. (b)	11,206	81,356
Quidel Corp. (b)	19,051	175,650
RTI Biologics, Inc. (b)	36,658	104,475
Sirona Dental Systems, Inc. (a) (b)	10,033	143,673
Somanetics Corp. (b)	9,278	140,840
SonoSite, Inc. (b)	10,253	183,324
Stereotaxis, Inc. (a) (b)	19,636	78,348
STERIS Corp.	39,016	908,292
SurModics, Inc. (a) (b)	9,719	177,372
Symmetry Medical, Inc. (b)	23,943	151,080
Synovis Life Technologies, Inc. (b)	9,090	125,806
Thoratec Corp. (b)	36,486	937,325
TomoTherapy, Inc. (a) (b)	28,676	75,991
Vnus Medical Technologies, Inc. (b)	9,368	199,257
Volcano Corp. (b)	31,778	462,370
West Pharmaceutical Services, Inc. (a)	22,453	736,683
Wright Medical Group, Inc. (a) (b)	25,190	328,226
Zoll Medical Corp. (b)	13,957	200,423

		15,664,373

Health Care Providers & Services—3.0%
Air Methods Corp. (a) (b)	6,724	113,703
Alliance Imaging, Inc. (b)	16,629	113,077
Almost Family, Inc. (a) (b)	4,862	92,816
Amedisys, Inc. (a) (b)	18,425	506,503
AMERIGROUP Corp. (b)	34,815	958,805
AMN Healthcare Services, Inc. (b)	21,359	108,931
AmSurg Corp. (b)	22,273	353,027
Assisted Living Concepts, Inc. (b)	7,521	101,985
Bio-Reference Labs, Inc. (b)	7,862	164,394
BMP Sunstone Corp. (b)	16,733	54,048
CardioNet, Inc. (a) (b)	3,324	93,272
Catalyst Health Solutions, Inc. (b)	22,421	444,384
Centene Corp. (b)	29,641	534,131
Chemed Corp.	16,285	633,487
Corvel Corp. (b)	5,760	116,467
Cross Country Healthcare, Inc. (b)	22,155	145,115
Emergency Medical Services Corp. (b)	6,333	198,793
Emeritus Corp. (a) (b)	13,754	90,226
Genoptix, Inc. (b)	6,452	176,011
Gentiva Health Services, Inc. (b)	17,040	259,008
Hanger Orthopedic Group, Inc. (b)	20,660	273,745
Healthsouth Corp. (a) (b)	58,276	517,491
Healthspring, Inc. (b)	33,641	281,575
Healthways, Inc. (b)	23,126	202,815
HMS Holdings Corp. (b)	17,411	572,822
inVentiv Health, Inc. (b)	21,700	177,072
Kindred Healthcare, Inc. (b)	18,529	277,009
Landauer, Inc.	6,069	307,577
LHC Group, Inc. (a) (b)	10,355	230,709
Magellan Health Services, Inc. (b)	25,270	920,839
Medcath Corp. (b)	11,258	81,846
Molina Healthcare, Inc. (b)	8,887	169,031
MWI Veterinary Supply, Inc. (b)	7,031	200,243

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
National Healthcare Corp.	6,189	$248,488
Odyssey HealthCare, Inc. (b)	18,943	183,747
Owens & Minor, Inc.	28,200	934,266
PharMerica Corp. (a) (b)	20,347	338,574
PSS World Medical, Inc. (a) (b)	41,583	596,716
Psychiatric Solutions, Inc. (a) (b)	36,959	581,365
RehabCare Group, Inc. (b)	10,778	187,968
Res-Care, Inc. (b)	16,070	233,979
Skilled Healthcare Group, Inc. (b)	14,177	116,393
Sun Healthcare Group, Inc. (b)	26,563	224,192
The Ensign Group, Inc.	5,940	91,832
Triple-S Management Corp. (b)	10,309	127,007
U.S. Physical Therapy, Inc. (b)	8,827	85,445
Universal American Corp. (b)	28,541	241,742

		13,662,671

Health Care Technology—0.6%
Allscripts-Misys Heathcare Solutions, Inc. (a) (b)	97,888	1,007,268
athenahealth, Inc. (a) (b)	14,286	344,435
Computer Programs & Systems, Inc. (a)	5,856	194,829
Eclipsys Corp. (a) (b)	37,263	377,847
MedAssets, Inc. (b)	10,952	156,066
Omnicell, Inc. (b)	20,699	161,866
Phase Forward, Inc. (b)	28,519	364,758
Vital Images, Inc. (b)	10,111	113,951

		2,721,020

Hotels, Restaurants & Leisure—2.5%
AFC Enterprises, Inc. (b)	19,632	88,540
Ambassadors Group, Inc. (a)	11,473	93,161
Ameristar Casinos, Inc. (a)	16,928	212,954
Bally Technologies, Inc. (b)	37,521	691,137
BJ’s Restaurants, Inc. (b)	10,206	141,966
Bob Evans Farms, Inc.	20,567	461,112
Buffalo Wild Wings, Inc. (a) (b)	13,392	489,879
California Pizza Kitchen, Inc. (b)	16,897	221,013
CEC Entertainment, Inc. (b)	14,666	379,556
Churchill Downs, Inc.	6,963	209,308
CKE Restaurants, Inc.	35,991	302,324
Cracker Barrel Old Country Store (a)	14,976	428,913
Denny’s Corp. (b)	67,630	112,942
DineEquity, Inc. (a) (b)	10,820	128,325
Domino’s Pizza, Inc. (b)	26,291	172,206
Gaylord Entertainment Co. (a) (b)	26,951	224,502
Jack in the Box, Inc. (b)	39,261	914,389
Krispy Kreme Doughnuts, Inc. (a) (b)	38,377	61,403
Landry’s Restaurants, Inc. (a) (b)	8,548	44,621
Life Time Fitness, Inc. (a) (b)	22,744	285,665
Luby’s, Inc.	15,897	78,054
Marcus Corp.	15,610	132,685
Monarch Casino & Resort, Inc. (a) (b)	8,526	43,994
Morgans Hotel Group Co. (a) (b)	18,708	58,182
P.F. Chang’s China Bistro, Inc. (a) (b)	16,111	368,620
Papa John’s International, Inc. (b)	13,676	312,770
Peet’s Coffee & Tea, Inc. (a) (b)	8,820	190,688
Pinnacle Entertainment, Inc. (a) (b)	45,209	318,271

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-156

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Red Robin Gourmet Burgers, Inc. (a) (b)	13,382	$235,925
Shuffle Master, Inc. (b)	36,745	105,458
Sonic Corp. (a) (b)	37,820	378,956
Speedway Motorsports, Inc.	8,883	104,997
Texas Roadhouse, Inc. (a) (b)	31,607	301,215
The Cheesecake Factory (b)	43,774	501,212
The Steak N Shake Co. (a) (b)	15,973	120,916
Vail Resorts, Inc. (b)	21,360	436,385
Wendy’s/Arby’s Group, Inc.	264,270	1,329,278
WMS Industries, Inc. (a) (b)	30,333	634,263

		11,315,785

Household Durables—0.8%
American Greetings Corp. (Class A) (a)	30,939	156,551
Blyth, Inc.	3,831	100,104
Cavco Industries Inc. (b)	4,504	106,294
CSS Industries, Inc.	4,704	79,968
Ethan Allen Interiors, Inc. (a)	15,394	173,337
Furniture Brands International, Inc. (a) (b)	29,013	42,649
Helen of Troy, Ltd. (b)	20,347	279,771
Hovnanian Enterprises, Inc. (Class A) (a) (b)	31,771	49,563
iRobot Corp. (a) (b)	12,683	96,391
La-Z-Boy, Inc. (a)	32,284	40,355
M/I Homes, Inc. (a) (b)	8,667	60,582
Meritage Homes Corp. (a) (b)	20,380	232,740
National Presto Industries, Inc.	3,298	201,211
Ryland Group, Inc. (a)	28,540	475,476
Sealy Corp. (a) (b)	27,397	40,822
Skyline Corp.	4,895	93,054
Standard Pacific Corp. (a) (b)	71,046	62,521
Tempur-Pedic International, Inc. (b)	47,078	343,669
Tupperware Brands Corp.	42,399	720,359
Universal Electronics, Inc. (b)	9,803	177,434

		3,532,851

Household Products—0.1%
Central Garden & Pet Co. (b)	43,733	328,872
WD-40 Co.	10,723	258,853

		587,725

Independent Power Producers & Energy Traders—0.1%
Ormat Technologies, Inc. (a)	12,181	334,490

Industrial Conglomerates—0.3%
Otter Tail Corp. (a)	23,993	529,046
Raven Industries, Inc.	10,703	222,408
Seaboard Corp.	234	236,340
Standex International Corp.	11,526	106,039
Tredegar Industries, Inc.	16,163	263,942

		1,357,775

Insurance—4.1%
AMBAC Financial Group, Inc. (a) (b)	201,101	156,859
American Equity Investment Life Holding Co.	36,575	152,152
American Physicians Capital, Inc.	6,766	276,865

Security Description	Shares	Value

Insurance—(Continued)
American Safety Insurance Holdings Ltd.	7,486	$86,164
Amerisafe, Inc. (b)	11,822	181,113
Amtrust Financial Services, Inc.	9,993	95,433
Argo Group International Holdings, Ltd. (b)	21,445	646,138
Aspen Insurance Holdings, Ltd.	56,779	1,275,256
Assured Guaranty, Ltd. (a)	36,518	247,227
Baldwin & Lyons, Inc. (Class B)	6,414	121,353
Citizens, Inc. (a) (b)	22,172	161,190
CNA Surety Corp. (b)	9,923	182,980
Crawford & Co. (Class B) (a) (b)	17,980	120,826
Delphi Financial Group, Inc.	26,574	357,686
Donegal Group, Inc.	8,649	132,935
eHealth, Inc. (b)	16,863	269,977
EMC Insurance Group, Inc.	4,088	86,134
Employers Holdings, Inc.	34,729	331,315
Enstar Group, Ltd. (b)	4,537	255,524
FBL Financial Group, Inc.	8,813	36,574
First Mercury Financial Corp. (b)	10,341	149,324
Flagstone Reinsurance Holdings, Ltd.	20,769	161,791
FPIC Insurance Group, Inc. (b)	6,304	233,437
Greenlight Capital Re, Ltd. (b)	19,232	307,135
Harleysville Group, Inc.	8,462	269,176
Hilltop Holdings, Inc. (b)	28,463	324,478
Horace Mann Educators Corp.	26,595	222,600
Infinity Property & Casualty Corp.	9,868	334,821
IPC Holdings, Ltd.	37,235	1,006,834
Kansas City Life Insurance Co.	3,354	120,241
Maiden Holdings, Ltd.	34,068	152,284
Max Capital Group, Ltd.	38,750	668,050
Meadowbrook Insurance Group, Inc.	37,114	226,395
Montpelier Re Holdings, Ltd.	62,362	808,212
National Financial Partners Corp. (a) (b)	26,174	83,757
National Interstate Corp.	4,305	72,798
National Western Life Insurance Co.	1,629	184,077
Navigators Group, Inc. (b)	8,600	405,748
Odyssey Re Holdings Corp.	14,800	561,364
Platinum Underwriters Holdings, Ltd.	33,637	953,945
PMA Capital Corp. (b)	28,283	117,940
Presidential Life Corp.	15,310	119,265
ProAssurance Corp. (b)	22,032	1,027,132
RLI Corp.	12,552	630,110
Safety Insurance Group, Inc.	10,517	326,868
SeaBright Insurance Holdings, Inc. (b)	12,481	130,551
Selective Insurance Group	35,127	427,144
State Auto Financial Corp.	9,434	166,038
Stewart Information Services Corp.	11,597	226,142
The Phoenix Cos., Inc.	85,019	99,472
Tower Group, Inc.	24,339	599,470
United America Indemity, Ltd. (b)	15,178	61,016
United Fire & Casualty Co.	14,209	312,030
Validus Holdings, Ltd.	41,974	993,944
Zenith National Insurance Corp.	25,160	606,608

		18,263,898

Internet & Catalog Retail—0.5%
Blue Nile, Inc. (a) (b)	10,191	307,259
Drugstore.com (b)	62,307	72,899

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-157

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—(Continued)
Netflix, Inc. (a) (b)	26,943	$1,156,393
NutriSystem, Inc.	20,512	292,706
Orbitz Worldwide, Inc. (b)	20,423	26,346
Overstock.com, Inc. (a) (b)	10,438	95,508
PetMed Express, Inc. (a) (b)	16,381	269,959
Shutterfly, Inc. (b)	13,808	129,381
Stamps.com, Inc. (b)	10,227	99,202

		2,449,653

Internet Software & Services—2.1%
Art Technology Group, Inc. (b)	76,761	195,741
AsiaInfo Holdings, Inc. (b)	23,217	391,206
Bankrate, Inc. (a) (b)	8,924	222,654
comScore, Inc. (a) (b)	11,964	144,645
Constant Contact, Inc. (a) (b)	13,574	189,900
DealerTrack Holdings, Inc. (b)	27,908	365,595
Digital River, Inc. (b)	27,120	808,718
DivX, Inc. (a) (b)	14,635	73,614
EarthLink, Inc. (b)	71,922	472,528
GSI Commerce, Inc. (a) (b)	16,053	210,294
InfoSpace, Inc. (b)	30,704	159,661
Internap Network Services Corp. (a) (b)	30,035	80,794
Internet Brands, Inc. (a) (b)	15,937	93,550
Internet Capital Group, Inc. (b)	29,139	117,430
j2 Global Communications, Inc. (b)	31,610	691,943
Keynote Systems, Inc. (b)	10,145	80,450
Liquidity Services, Inc. (b)	10,729	74,996
LoopNet, Inc. (a) (b)	25,998	158,068
Marchex, Inc. (a)	16,789	57,754
MercadoLibre, Inc. (a) (b)	16,558	307,151
ModusLink Global Solutions, Inc. (b)	29,234	75,716
Move, Inc. (b)	70,880	102,776
NIC, Inc. (b)	24,542	127,618
Omniture, Inc. (a) (b)	40,376	532,559
Perficient, Inc. (b)	28,133	151,918
Rackspace Hosting, Inc. (b)	12,609	94,441
RealNetworks, Inc. (b)	66,317	154,519
S1 Corp. (b)	34,158	175,914
SAVVIS, Inc. (a) (b)	24,770	153,326
SonicWall, Inc. (b)	40,485	180,563
SupportSoft, Inc. (b)	33,767	64,833
Switch & Data Facilities Co., Inc. (a) (b)	13,728	120,395
Terremark Worldwide, Inc. (a) (b)	29,552	79,495
The Knot, Inc. (a) (b)	17,057	139,867
United Online, Inc.	50,168	223,749
ValueClick, Inc. (b)	62,129	528,718
Vignette Corp. (b)	18,591	124,188
VistaPrint, Ltd. (a) (b)	30,718	844,438
Vocus, Inc. (b)	10,601	140,887
Websense, Inc. (b)	33,750	405,000

		9,317,612

IT Services—1.9%
Acxiom Corp. (b)	39,865	295,001
CACI International, Inc. (Class A) (b) (c)	19,638	716,591
Cass Information Systems, Inc. (a)	4,912	159,296

Security Description	Shares	Value

IT Services—(Continued)
Ciber, Inc. (b)	32,578	$88,938
CSG Systems International, Inc. (b)	25,464	363,626
Cybersource Corp. (b)	46,971	695,640
Euronet Worldwide, Inc. (a) (b)	31,152	406,845
ExlService Holdings, Inc. (a) (b)	14,049	121,102
Forrester Research, Inc. (b)	12,247	251,798
Gartner, Inc. (Class A) (b)	42,341	466,174
Heartland Payment Systems, Inc.	16,385	108,305
iGate Corp. (b)	15,358	49,760
infoGROUP, Inc.	24,161	100,510
Integral Systems, Inc. (b)	13,332	114,655
Mantech International Corp. (b)	14,154	593,053
Maximus, Inc.	12,314	490,836
NCI, Inc. (b)	4,528	117,728
Ness Technologies, Inc. (b)	26,083	76,945
Online Resources Corp. (b)	20,541	86,478
Perot Systems Corp. (b)	62,900	810,152
RightNow Technologies, Inc. (b)	18,528	140,257
Sapient Corp. (b)	57,748	258,134
SRA International, Inc. (b)	32,144	472,517
Syntel, Inc. (a)	7,885	162,273
TeleTech Holdings, Inc. (b)	25,316	275,691
The Hackett Group, Inc. (b)	28,213	56,990
TNS, Inc. (b)	16,455	134,602
VeriFone Holdings, Inc. (b)	44,469	302,389
Wright Express Corp. (b)	24,854	452,840

		8,369,126

Leisure Equipment & Products—0.4%
Brunswick Corp. (a)	56,263	194,107
Callaway Golf Co.	41,730	299,621
Jakks Pacific, Inc. (b)	16,889	208,579
LeapFrog Enterprises, Inc. (b)	28,909	39,894
Polaris Industries, Inc. (a)	23,054	494,278
Pool Corp. (a)	33,612	450,401
RC2 Corp. (b)	10,877	57,322
Steinway Musical Instruments, Inc. (b)	4,118	49,293

		1,793,495

Life Sciences Tools & Services—1.3%
Accelrys, Inc.	19,395	77,192
Affymetrix, Inc. (b) (c)	42,415	138,697
Albany Molecular Research, Inc. (b)	13,735	129,521
AMAG Pharmaceuticals, Inc. (a) (b)	11,882	436,901
Bio-Rad Laboratories, Inc. (b)	13,098	863,158
Bruker Corp. (b)	40,189	247,564
Cambrex Corp.	14,910	33,995
Clinical Data, Inc.	8,228	88,862
Dionex Corp. (b)	13,438	634,946
Enzo Biochem, Inc. (a) (b)	22,322	89,735
eResearch Technology, Inc. (b)	26,533	139,564
Exelixis, Inc. (b)	68,977	317,294
Kendle International, Inc. (a) (b)	8,850	185,496
Luminex Corp. (a) (b)	28,028	507,867
Medivation, Inc. (a)	17,968	328,275
Nektar Therapeutics (b)	61,780	332,994

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-158

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
Parexel International Corp. (b)	39,231	$381,718
Sequenom, Inc. (a) (b)	40,667	578,285
Varian, Inc. (b)	19,099	453,410

		5,965,474

Machinery—2.6%
3D Systems Corp. (b)	11,338	74,717
Actuant Corp.	40,261	415,896
Albany International Corp. (Class A)	19,528	176,728
Altra Holdings, Inc. (b)	17,632	68,412
American Railcar Industries, Inc. (a)	5,293	40,386
AMPCO-Pittsburgh Corp.	5,636	74,733
Astec Industries, Inc. (a) (b)	12,094	317,226
Badger Meter, Inc. (a)	9,649	278,760
Barnes Group, Inc.	31,270	334,276
Blount International, Inc. (b)	25,432	117,496
Briggs & Stratton Corp. (a)	34,020	561,330
Cascade Corp. (a)	8,261	145,641
Chart Industries, Inc. (b)	18,382	144,850
Circor International, Inc.	11,100	249,972
Clarcor, Inc. (a)	34,568	870,768
Colfax Corp. (b)	14,330	98,447
Columbus McKinnon Corp. (b)	11,301	98,545
Dynamic Materials Corp. (a)	10,450	95,722
Energy Recovery, Inc. (a) (b)	10,987	83,501
EnPro Industries, Inc. (a) (b)	14,882	254,482
ESCO Technologies, Inc. (b)	17,271	668,388
Federal Signal Corp.	31,621	166,643
Force Protection, Inc. (b)	41,101	197,285
FreightCar America, Inc. (a)	7,047	123,534
Graham Corp. (a)	6,734	60,404
Greenbrier Cos., Inc.	9,593	35,110
K-Tron International, Inc. (b)	1,861	112,907
Kadant, Inc. (b)	8,363	96,342
Kaydon Corp. (a)	23,142	632,471
LB Foster Co. (b)	6,950	172,569
Lindsay Corp. (a)	8,232	222,264
Met-Pro Corp.	10,588	86,292
Mueller Industries, Inc.	25,177	546,089
Mueller Water Products, Inc.	78,673	259,621
NACCO Industries, Inc.	3,492	94,913
Nordson Corp. (a)	23,067	655,795
PMFG, Inc. (a) (b)	8,902	70,148
RBC Bearings, Inc. (b)	14,425	220,414
Robbins & Myers, Inc.	18,236	276,640
Sun Hydraulics Corp. (a)	7,039	102,840
Tecumseh Products Co. (Class A) (b)	10,819	48,902
Tennant Co. (a)	10,316	96,661
The Gorman-Rupp Co. (a)	10,145	200,871
The Middleby Corp. (a) (b)	12,633	409,688
Thermadyne Holdings Corp. (b)	9,451	20,036
Titan International, Inc. (a)	22,213	111,731
Titan Machinery, Inc. (b)	5,112	45,957
Wabash National Corp. (b)	17,632	21,687
Wabtec Corp.	32,266	851,177
Watts Water Technologies, Inc. (a)	19,687	385,078

		11,494,345

Security Description	Shares	Value

Marine—0.1%
American Commercial Lines, Inc. (b)	31,509	$99,884
Eagle Bulk Shipping, Inc. (a)	30,187	128,295
Genco Shipping & Trading, Ltd. (a)	16,321	201,401
Horizon Lines, Inc. (a)	20,292	61,485
International Shipholding Corp.	4,053	79,722
TBS International, Ltd. (a) (b)	6,937	50,987

		621,774

Media—0.9%
Arbitron, Inc.	18,813	282,383
Belo Corp. (Class A)	59,052	36,022
Cinemark Holdings, Inc.	22,209	208,543
CKX, Inc. (a) (b)	35,334	144,869
Cox Radio, Inc. (Class A) (a) (b)	21,485	88,088
Dolan Media Co. (a) (b)	14,833	116,736
Fisher Communications, Inc. (b)	3,926	38,318
Global Sources, Ltd. (b)	12,041	46,838
Harte-Hanks, Inc. (a)	24,803	132,696
Interactive Data Corp.	25,541	634,949
Knology, Inc. (b)	24,666	101,624
Live Nation, Inc. (b)	49,895	133,220
Marvel Entertainment, Inc. (b)	33,551	890,779
Mediacom Communications Corp. (b)	34,201	137,830
National CineMedia, Inc.	30,180	397,772
Outdoor Channel Holdings, Inc. (a) (b)	11,405	77,782
RCN Corp. (b)	24,738	91,531
Scholastic Corp.	15,917	239,869
Sinclair Broadcast Group, Inc. (a)	35,527	36,593
World Wrestling Entertainment, Inc. (a)	13,534	156,182

		3,992,624

Metals & Mining—1.1%
A.M. Castle & Co. (a)	11,149	99,449
Allied Nevada Gold Corp. (a) (b)	31,716	185,539
AMCOL International Corp. (a)	17,195	255,174
Brush Engineered Material, Inc. (a) (b)	12,873	178,549
Coeur D’Alene Mines Corp. (a)	357,943	336,466
Compass Minerals International, Inc.	22,336	1,259,080
Haynes International, Inc. (b)	8,860	157,885
Hecla Mining Co. (a) (b)	114,395	228,790
Horsehead Holding Corp. (b)	23,752	130,636
Kaiser Aluminum Corp.	10,950	253,164
Olympic Steel, Inc.	6,018	91,293
Royal Gold, Inc. (a)	20,395	953,670
RTI International Metals, Inc. (b)	14,086	164,806
Stillwater Mining Co. (a) (b)	29,045	107,467
Universal Stainless & Alloy (b)	4,250	41,098
Worthington Industries, Inc. (a)	45,793	398,857

		4,841,923

Multi-Utilities—0.5%
Avista Corp.	36,460	502,419
Black Hills Corp.	26,367	471,706
CH Energy Group, Inc. (a)	10,145	475,800
NorthWestern Corp.	25,830	554,828

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-159

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multi-Utilities—(Continued)
PNM Resources, Inc.	56,877	$469,804

		2,474,557

Multiline Retail—0.2%
99 Cents Only Stores (b)	31,594	291,929
Dillard’s, Inc.	37,757	215,215
Fred’s, Inc.	31,780	358,478

		865,622

Oil, Gas & Consumable Fuels—2.7%
Alon USA Energy, Inc. (a)	9,248	126,698
Arena Resources, Inc. (a) (b)	26,099	665,003
Atlas America, Inc.	26,436	231,315
ATP Oil & Gas Corp. (a) (b)	18,136	93,038
Berry Petroleum Co.	28,659	314,103
Bill Barrett Corp. (b)	27,163	604,105
BPZ Resources, Inc. (a) (b)	48,087	177,922
Brigham Exploration Co. (a) (b)	34,342	65,250
Carrizo Oil & Gas, Inc. (a) (b)	21,748	193,122
Cheniere Energy, Inc. (a) (b)	34,100	145,266
Clayton Williams Energy, Inc. (b)	3,590	104,972
Clean Energy Fuels Corp. (a) (b)	26,172	159,388
Comstock Resources, Inc. (b)	30,918	921,356
Concho Resources, Inc. (b)	37,662	963,771
Contango Oil & Gas Co. (a) (b)	9,325	365,540
Delta Petroleum Corp. (a) (b)	39,961	47,953
DHT Maritime, Inc.	25,976	99,748
Energy XXI Bermuda, Ltd.	76,222	28,583
EXCO Resources, Inc. (b)	100,259	1,002,590
FX Energy, Inc. (a) (b)	45,308	125,956
General Maritime Corp. (a)	31,394	219,758
GMX Resources, Inc. (a) (b)	11,323	73,600
Golar LNG, Ltd.	21,224	72,798
Goodrich Petroleum Corp. (a) (b)	15,903	307,882
Gran Tierra Energy, Inc. (b)	152,693	383,259
Gulfport Energy Corp. (a) (b)	17,744	41,166
Harvest Natural Resources, Inc. (a) (b)	22,532	76,383
International Coal Group, Inc. (a) (b)	103,477	166,598
James River Coal Co. (b)	19,449	240,001
Knightbridge Tankers, Ltd.	10,435	151,829
McMoRan Exploration Co. (b)	41,245	193,852
Nordic American Tanker Shipping, Ltd. (a)	23,628	692,300
Oilsands Quest, Inc. (a) (b)	146,579	105,537
Panhandle Oil & Gas, Inc.	5,102	87,346
Parallel Petroleum Corp. (b)	48,389	61,938
Penn Virginia Corp.	28,595	313,973
Petroleum Development Corp. (a) (b)	9,706	114,628
PetroQuest Energy, Inc. (a) (b)	28,823	69,175
Rentech, Inc. (a) (b)	133,219	73,270
Rosetta Resources, Inc. (b)	41,753	206,677
Ship Finance International, Ltd. (a)	27,269	178,885
Stone Energy Corp. (b)	21,793	72,571
Swift Energy Co. (b)	20,570	150,161
Teekay Tankers, Ltd.	9,320	88,633
USEC, Inc. (a) (b)	82,809	397,483
Vaalco Energy, Inc. (b)	40,432	213,885

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Warren Resources, Inc. (b)	57,247	$54,957
Western Refining, Inc. (a) (b)	20,283	242,179
Westmoreland Coal Co. (b)	6,870	49,258
World Fuel Services Corp. (a)	20,578	650,882

		12,186,543

Paper & Forest Products—0.3%
Buckeye Technologies, Inc. (b)	26,263	55,940
Clearwater Paper Corp. (b)	7,604	61,060
Deltic Timber Corp. (a)	8,435	332,423
Glatfelter	34,445	214,937
Louisiana-Pacific Corp. (a) (b)	67,795	151,183
Neenah Paper, Inc.	10,748	39,015
Schweitzer-Mauduit International, Inc.	8,700	160,602
Wausau Paper Corp.	26,829	141,121

		1,156,281

Personal Products—0.4%
American Oriental Bioengineering, Inc. (a) (b)	41,566	160,445
Chattem, Inc. (b)	11,743	658,195
China Sky One Medical, Inc.	5,765	66,298
Elizabeth Arden, Inc. (b)	14,516	84,628
Inter Parfums, Inc. (a)	10,037	58,516
Nu Skin Enterprises, Inc.	31,956	335,218
Prestige Brands Holdings, Inc. (b)	23,318	120,787
USANA Health Sciences, Inc. (a) (b)	5,737	128,279

		1,612,366

Pharmaceuticals—1.2%
Adolor Corp. (b)	33,331	67,995
Akorn, Inc. (a) (b)	33,037	28,412
Ardea Biosciences, Inc. (b)	8,657	89,081
Auxilium Pharmaceuticals, Inc. (a) (b)	27,391	759,278
BioMimetic Therapeutics, Inc. (a) (b)	9,666	68,629
Cadence Pharmaceuticals, Inc. (a) (b)	14,478	135,804
Cypress Biosciences, Inc. (b)	22,201	157,849
Discovery Laboratories, Inc. (a) (b)	54,214	66,141
Durect Corp., Inc. (b)	48,440	108,021
Inspire Pharmaceuticals, Inc. (b)	31,626	128,402
KV Pharmaceutical Co. (a) (b)	25,617	42,268
Medicis Pharmaceutical Corp.	38,105	471,359
Noven Pharmaceuticals, Inc. (a) (b)	17,432	165,255
Obagi Medical Products, Inc. (b)	13,504	72,651
Optimer Pharmaceuticals, Inc. (a) (b)	18,035	237,882
Pain Therapeutics, Inc. (b)	19,603	82,333
Par Pharmaceutical Cos., Inc. (b)	23,316	220,802
Pozen, Inc. (b)	15,141	92,663
Questcor Pharmaceuticals, Inc. (b)	30,322	149,184
Salix Pharmaceuticals, Ltd. (a) (b)	32,098	304,931
The Medicines Co. (b)	35,725	387,259
Valeant Pharmaceuticals International (b)	42,589	757,658
ViroPharma, Inc. (b)	53,293	279,788
Vivus, Inc. (a) (b)	46,503	200,893
XenoPort, Inc. (b)	17,824	345,073

		5,419,611

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-160

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Professional Services—1.5%
Administaff, Inc.	14,105	$298,039
CBIZ, Inc. (a) (b)	32,679	227,773
CDI Corp.	7,746	75,291
CoStar Group, Inc. (a) (b)	13,326	403,111
CRA International, Inc. (b)	9,028	170,449
Duff & Phelps Corp. (b)	7,904	124,488
Exponent, Inc. (b)	9,587	242,839
First Advantage Corp.	7,503	103,391
Heidrick & Struggles International, Inc.	11,860	210,396
Hill International, Inc. (b)	16,010	48,670
Huron Consulting Group, Inc. (b)	13,774	584,431
ICF International, Inc. (b)	4,800	110,256
Kelly Services, Inc. (Class A)	17,549	141,269
Kforce, Inc. (b)	18,129	127,447
Korn/Ferry International (b)	30,619	277,408
LECG Corp. (b)	14,501	36,832
MPS Group, Inc. (b)	67,017	398,751
Navigant Consulting, Inc. (b)	33,185	433,728
Odyssey Marine Exploration, Inc. (a) (b)	36,989	125,393
On Assignment, Inc. (b)	20,637	55,926
Resources Connection, Inc. (a) (b)	28,983	437,064
School Specialty, Inc. (a) (b)	12,829	225,662
The Advisory Board Co. (b)	11,952	198,164
TrueBlue, Inc. (b)	30,139	248,647
Volt Information Sciences, Inc. (a) (b)	7,738	51,458
VSE Corp.	2,837	75,748
Watson Wyatt Worldwide, Inc.	29,091	1,436,223

		6,868,854

Real Estate Investment Trusts—5.0%
Acadia Realty Trust	22,237	235,935
Agree Realty Corp.	4,326	67,875
Alexander’s, Inc. (b)	1,376	234,443
American Campus Communities, Inc.	27,905	484,431
American Capital Agency Corp. (a)	7,451	127,487
Anthracite Capital, Inc. (a)	39,169	13,317
Anworth Mortgage Asset Corp.	59,403	364,140
Ashford Hospitality Trust, Inc. (a)	80,110	123,369
Associated Estates Realty Corp.	10,121	57,487
BioMed Realty Trust, Inc.	55,223	373,860
Capstead Mortgage Corp.	35,788	384,363
Care Investment Trust, Inc.	9,450	51,597
Cedar Shopping Centers, Inc.	28,436	49,479
Chimera Investment Corp.	91,029	305,857
Cogdell Spencer, Inc.	7,749	39,520
Colonial Properties Trust (a)	31,156	118,704
Corporate Office Properties Trust	28,931	718,357
Cousins Properties, Inc. (a)	30,499	196,414
DCT Industrial Trust, Inc.	111,847	354,555
DiamondRock Hospitality Co.	62,158	249,254
EastGroup Properties, Inc.	16,822	472,193
Education Realty Trust, Inc.	19,777	69,022
Entertainment Properties Trust	22,813	359,533
Equity Lifestyle Properties, Inc.	13,867	528,333
Equity One, Inc. (a)	21,357	260,342
Extra Space Storage, Inc.	54,099	298,085

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
FelCor Lodging Trust, Inc. (b)	41,820	$56,875
First Industrial Realty Trust, Inc. (a)	30,864	75,617
First Potomac Realty Trust	16,284	119,687
Franklin Street Properties Corp.	36,824	452,935
Getty Realty Corp.	11,618	213,190
Glimcher Realty Trust	22,979	32,171
Hatteras Financial Corp.	10,969	274,115
Healthcare Realty Trust, Inc. (a)	39,535	592,630
Hersha Hospitality Trust	25,342	48,150
Highwoods Properties, Inc.	42,313	906,344
Home Properties, Inc. (a)	21,284	652,355
Inland Real Estate Corp.	36,358	257,778
Investors Real Estate Trust	38,560	380,202
Kite Realty Group Trust	14,565	35,684
LaSalle Hotel Properties (a)	24,950	145,708
Lexington Realty Trust	50,292	119,695
LTC Properties, Inc.	15,767	276,553
Medical Properties Trust, Inc. (a)	44,184	161,272
MFA Mortgage Investments, Inc.	134,360	790,037
Mid-America Apartment Communities, Inc.	18,328	565,052
Mission West Properties, Inc.	12,528	80,179
Monmouth Real Estate Investment Corp.	13,822	91,363
National Health Investors, Inc.	15,210	408,693
National Retail Properties, Inc.	53,854	853,047
NorthStar Realty Finance Corp. (a)	36,586	84,879
Omega Healthcare Investors, Inc.	54,845	772,218
Parkway Properties, Inc.	9,472	97,562
Pennsylvania Real Estate Investment Trust (a)	23,259	82,569
Post Properties, Inc. (a)	29,943	303,622
Potlatch Corp.	27,184	630,397
PS Business Parks, Inc.	9,844	362,751
RAIT Financial Trust (a)	39,676	48,405
Ramco-Gershenson Properties Trust (a)	11,167	72,027
Realty Income Corp. (a)	68,736	1,293,611
Redwood Trust, Inc.	39,822	611,268
Resource Capital Corp.	13,847	42,095
Saul Centers, Inc.	6,245	143,448
Senior Housing Properties Trust	76,137	1,067,441
Sovran Self Storage, Inc.	14,957	300,337
Strategic Hotels & Resorts, Inc. (b)	54,702	37,744
Sun Communities, Inc.	12,799	151,412
Sunstone Hotel Investors, Inc.	41,253	108,495
Tanger Factory Outlet Centers (a)	22,009	679,198
U-Store-It Trust	31,251	63,127
Universal Health Realty Income Trust	8,838	258,335
Urstadt Biddle Properties, Inc.	12,686	170,246
Washington Real Estate Investment Trust (a)	35,977	622,402
Winthrop Realty Trust	6,380	44,086

		22,174,959

Real Estate Management & Development—0.1%
Avatar Holdings, Inc. (a) (b)	3,358	50,303
Consolidated-Tomoka Land Co.	3,138	93,198
Forestar Group, Inc. (a) (b)	23,546	180,127
Tejon Ranch Co. (a) (b)	7,567	156,410

		480,038

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-161

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Road & Rail—0.9%
Amerco, Inc. (b)	6,294	$211,038
Arkansas Best Corp. (a)	15,729	299,166
Celadon Group, Inc. (b)	13,384	74,281
Genesee & Wyoming, Inc. (b)	20,990	446,038
Heartland Express, Inc. (a)	40,308	596,961
Knight Transportation, Inc. (a)	37,524	568,864
Marten Transport, Ltd. (b)	14,050	262,454
Old Dominion Freight Line, Inc. (b)	20,492	481,357
Patriot Transportation Holdings, Inc. (a)	1,157	72,104
Saia, Inc. (b)	9,687	115,760
Universal Truckload Services, Inc.	4,395	63,024
Werner Enterprises, Inc. (a)	31,503	476,325
YRC Worldwide, Inc. (a) (b)	37,074	166,462

		3,833,834

Semiconductors & Semiconductor Equipment—3.1%
Actel Corp. (b)	16,772	169,733
Advanced Analogic Technologies, Inc. (a) (b)	24,209	87,152
Advanced Energy Industries, Inc. (b)	23,757	178,890
Amkor Technology, Inc. (a) (b)	70,619	189,259
Applied Micro Circuits Corp. (b)	42,638	207,221
Atheros Communications, Inc. (a) (b)	39,837	584,010
ATMI, Inc. (a) (b)	22,055	340,309
Brooks Automation, Inc. (b)	47,372	218,385
Cabot Microelectronics Corp. (b)	15,274	367,034
Cavium Networks, Inc. (a) (b)	19,819	228,711
Ceva, Inc. (b)	14,170	103,158
Cirrus Logic, Inc. (b)	52,948	199,084
Cohu, Inc.	16,023	115,366
Cymer, Inc. (b)	19,989	444,955
Diodes, Inc. (a) (b)	20,159	213,887
DSP Group, Inc. (b)	17,234	74,451
Entegris, Inc. (b)	80,270	69,032
Exar Corp. (b) (c)	26,962	168,243
FEI Co. (b)	24,226	373,807
FormFactor, Inc. (b) (c)	35,229	634,827
Hittite Microwave Corp. (b)	13,346	416,395
IXYS Corp. (b)	21,409	172,556
Kopin Corp. (b)	47,669	110,592
Kulicke & Soffa Industries, Inc. (a) (b)	32,332	84,710
Lattice Semiconductor Corp. (b)	63,675	87,871
Micrel, Inc.	32,874	231,433
Microsemi Corp. (b)	52,731	611,680
Microtune, Inc. (b)	32,159	58,529
MKS Instruments, Inc. (b)	36,421	534,296
Monolithic Power Systems, Inc. (b)	17,526	271,653
NetLogic Microsystems, Inc. (a) (b)	13,523	371,612
OmniVision Technologies, Inc. (b)	33,553	225,476
Pericom Semiconductor Corp. (b)	16,354	119,548
PMC-Sierra, Inc. (b)	146,801	936,590
Power Integrations, Inc.	20,520	352,944
RF Micro Devices, Inc. (a) (b)	162,114	215,612
Semtech Corp. (b)	45,748	610,736
Sigma Designs, Inc. (a) (b)	18,438	229,369
Silicon Image, Inc. (b)	51,588	123,811
Silicon Storage Technology, Inc. (b)	66,738	110,118

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Skyworks Solutions, Inc. (b)	109,586	$883,263
Standard Microsystems Corp. (b)	14,611	271,765
Supertex, Inc. (b)	6,854	158,327
Tessera Technologies, Inc. (b)	36,348	485,973
Trident Microsystems, Inc. (b)	33,467	48,862
TriQuint Semiconductor, Inc. (b) (c)	86,708	214,169
Ultratech, Inc. (b)	15,771	196,980
Veeco Instruments, Inc. (b)	24,505	163,448
Volterra Semiconductor Corp. (b)	16,829	142,037
Zoran Corp. (b)	33,953	298,786

		13,706,655

Software—4.6%
ACI Worldwide, Inc. (a) (b)	23,402	438,788
Actuate Corp. (b)	36,337	111,191
Advent Software, Inc. (a) (b)	12,161	405,083
American Software, Inc.	16,487	86,886
Ariba, Inc. (b)	57,598	502,831
Blackbaud, Inc.	27,827	323,071
Blackboard, Inc. (a) (b)	21,447	680,728
Bottomline Technologies, Inc. (b)	12,369	81,388
Commvault Systems, Inc. (b)	27,932	306,414
Concur Technologies, Inc. (a) (b)	29,596	567,947
DemandTec, Inc. (b)	13,832	121,030
Double-Take Software, Inc. (b)	11,826	79,944
Ebix, Inc. (b)	4,266	106,010
Epicor Software Corp. (a) (b)	37,761	143,869
EPIQ Systems, Inc. (a) (b)	24,145	435,334
Fair Isaac Corp.	31,913	449,016
FalconStor Software, Inc. (b)	30,124	71,996
i2 Technologies, Inc. (a) (b)	8,649	68,327
Informatica Corp. (b)	60,714	805,068
Interactive Intelligence, Inc. (b)	8,397	76,077
Jack Henry & Associates, Inc.	51,453	839,713
JDA Software Group, Inc. (b)	18,999	219,438
Kenexa Corp. (b)	15,403	83,022
Lawson Software, Inc. (b)	82,021	348,589
Macrovision Solutions Corp. (a) (b)	56,706	1,008,800
Manhattan Associates, Inc. (b)	15,513	268,685
Mentor Graphics Corp. (b)	58,684	260,557
MICROS Systems, Inc. (b)	54,246	1,017,113
MicroStrategy, Inc. (Class A) (b)	6,582	225,039
MSC.Software Corp. (b)	27,127	152,996
Net 1 UEPS Technologies, Inc. (b)	33,390	507,862
NetScout Systems, Inc. (b)	19,729	141,260
OpenTV Corp. (b)	62,898	94,976
Opnet Technologies, Inc.	9,341	80,986
Parametric Technology Corp. (b)	78,848	786,903
Pegasystems, Inc.	10,030	186,257
Phoenix Technologies, Ltd. (b)	18,618	30,161
Progress Software Corp. (b)	28,663	497,590
Quality Systems, Inc. (a)	12,245	554,086
Quest Software, Inc. (b)	50,076	634,964
Radiant Systems, Inc. (b)	15,752	69,466
Smith Micro Software, Inc. (b)	18,686	97,728
Solera Holdings, Inc. (b)	35,352	876,023

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-162

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—(Continued)
Sourcefire, Inc. (b)	14,391	$104,766
SPSS, Inc. (b)	12,543	356,598
SuccessFactors, Inc. (a) (b)	15,533	118,517
Sybase, Inc. (b) (c)	53,555	1,622,181
Symyx Technologies (b)	19,225	85,551
Synchronoss Technologies, Inc. (b)	11,423	140,046
Take-Two Interactive Software, Inc. (b)	51,790	432,447
Taleo Corp. (b)	14,949	176,697
TeleCommunication Systems, Inc.	22,959	210,534
THQ, Inc. (b)	42,100	127,984
TIBCO Software, Inc. (b)	130,684	767,115
TiVo, Inc. (a) (b)	71,013	499,932
Tyler Technologies, Inc. (a) (b)	23,370	341,903
Ultimate Software Group, Inc. (a) (b)	16,554	285,722
Vasco Data Security International, Inc. (b)	18,296	105,568
Wind River Systems, Inc. (b)	48,121	307,974

		20,526,747

Specialty Retail—3.0%
Aaron Rents, Inc. (Class B) (a)	31,504	839,897
Aeropostale, Inc. (a) (b) (c)	46,226	1,227,763
America’s Car-Mart, Inc. (a)	7,441	101,123
Asbury Automotive Group, Inc.	21,593	93,066
Bebe Stores, Inc.	26,084	173,980
Big 5 Sporting Goods Corp.	15,464	90,774
Blockbuster, Inc. (a) (b)	121,924	87,785
Brown Shoe Co., Inc. (a)	26,195	98,231
Cabela’s, Inc. (a) (b)	23,327	212,509
Cato Corp.	18,861	344,779
Charlotte Russe Holding, Inc. (b)	14,068	114,654
Charming Shoppes, Inc. (a) (b)	74,119	103,767
Chico’s FAS, Inc. (b)	115,414	619,773
Christopher & Banks Corp. (a)	30,606	125,179
Citi Trends, Inc. (a) (b)	8,551	195,732
Coldwater Creek, Inc. (a) (b)	39,275	98,580
Collective Brands, Inc. (a) (b) (c)	42,687	415,771
DSW, Inc. (Class A) (a) (b)	9,118	84,706
Genesco, Inc. (a) (b)	13,758	259,063
Group 1 Automotive, Inc. (a)	15,023	209,871
Gymboree Corp. (b)	18,379	392,392
Haverty Furniture Cos., Inc. (a)	14,903	156,929
Hibbett Sports, Inc. (a) (b)	18,992	365,026
Hot Topic, Inc. (a) (b)	28,681	320,940
J. Crew Group, Inc. (a) (b)	28,675	377,937
Jo-Ann Stores, Inc. (b)	17,237	281,653
Jos. A. Bank Clothiers, Inc. (a) (b)	12,713	353,549
Lumber Liquidators, Inc. (b)	7,128	90,882
Midas, Inc. (b)	10,186	80,673
Monro Muffler, Inc.	12,212	333,754
Pacific Sunwear of California, Inc. (b)	47,131	78,238
Rent-A-Center, Inc. (b)	44,376	859,563
Sally Beauty Holdings, Inc. (a) (b)	63,633	361,435
Sonic Automotive, Inc.	19,007	30,411
Stage Stores, Inc.	24,947	251,466
Systemax, Inc. (a) (b)	7,935	102,520
The Buckle, Inc. (a)	16,024	511,646

Security Description	Shares	Value

Specialty Retail—(Continued)
The Children’s Place Retail Stores, Inc. (a) (b)	15,373	$336,515
The Dress Barn, Inc. (a) (b)	30,389	373,481
The Finish Line, Inc. (Class A) (b)	34,432	227,940
The Men’s Wearhouse, Inc. (a)	33,086	500,922
The Pep Boys-Manny, Moe & Jack (a)	25,683	113,262
The Wet Seal, Inc. (b)	62,348	209,489
Tractor Supply Co. (a) (b)	23,165	835,330
Tween Brands, Inc. (b)	15,747	33,699
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	14,415	95,427
Zale Corp. (a) (b)	24,736	48,235
Zumiez, Inc. (a) (b)	13,421	130,184

		13,350,501

Textiles, Apparel & Luxury Goods—1.4%
Carter’s, Inc. (b)	37,632	707,858
Cherokee, Inc.	8,189	127,748
Columbia Sportswear Co. (a)	9,258	276,999
CROCS, Inc. (a) (b)	55,103	65,573
Deckers Outdoor Corp. (b)	9,073	481,232
FGX International Holdings, Ltd. (b)	9,825	114,166
Fossil, Inc. (b)	30,722	482,335
Iconix Brand Group, Inc. (b)	38,141	337,548
K-Swiss, Inc.	21,850	186,599
Lululemon Athletica, Inc. (a) (b)	12,058	104,422
Maidenform Brands, Inc. (b)	14,280	130,805
Movado Group, Inc.	10,013	75,498
Oxford Industries, Inc.	8,566	52,852
Quiksilver, Inc. (b)	82,134	105,132
Skechers U.S.A., Inc. (b)	21,712	144,819
Steven Madden, Ltd. (b)	13,172	247,370
The Warnaco Group, Inc. (b)	31,304	751,296
Timberland Co. (Class A) (b)	34,662	413,864
True Religion Apparel, Inc. (a) (b)	11,524	136,098
Under Armour, Inc. (a) (b)	23,313	383,033
Unifi, Inc.	31,523	20,175
UniFirst Corp.	11,398	317,320
Volcom, Inc. (a) (b)	12,211	118,447
Weyco Group, Inc.	5,240	135,821
Wolverine World Wide, Inc.	34,544	538,196

		6,455,206

Thrifts & Mortgage Finance—1.5%
Abington Bancorp, Inc.	17,608	145,794
Bank Mutual Corp.	32,564	295,030
BankFinancial Corp.	11,879	118,434
Beneficial Mutual Bancorp, Inc. (b)	22,606	222,669
Berkshire Hill Bancorp, Inc.	7,472	171,258
Brookline Bancorp, Inc.	41,732	396,454
Clifton Savings Bancorp, Inc.	7,385	73,850
Danvers Bancorp, Inc. (b)	12,056	166,493
Dime Community Bancshares	17,298	162,255
ESSA Bancorp, Inc.	12,365	164,578
First Financial Holdings, Inc.	6,397	48,937
First Financial Northwest, Inc.	16,499	137,602
First Niagara Financial Group, Inc.	77,113	840,532
Flushing Financial Corp.	12,920	77,778

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-163

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Guaranty Financial Group, Inc. (a) (b)	63,848	$67,040
Kearny Financial Corp.	11,434	119,828
Meridian Interstate Bancorp, Inc.	7,545	63,529
NASB Financial, Inc.	2,449	61,005
NewAlliance Bancshares, Inc.	74,272	871,953
Northwest Bancorp, Inc.	11,002	185,934
OceanFirst Financial Corp.	6,649	67,953
Ocwen Financial Corp. (a) (b)	21,044	240,533
Oritani Financial Corp. (b)	9,458	132,412
Provident Financial Services, Inc.	39,436	426,303
Provident New York Bancorp	26,686	228,165
Radian Group, Inc.	54,532	99,248
Rockville Financial, Inc.	6,245	56,830
Roma Financial Corp.	6,169	79,889
The PMI Group, Inc. (a)	57,762	35,813
TrustCo Bank Corp.	50,006	301,036
United Financial Bancorp, Inc.	13,044	170,746
ViewPoint Financial Group	7,611	91,560
Westfield Financial, Inc.	22,291	196,161
WSFS Financial Corp.	4,144	92,660

		6,610,262

Tobacco—0.3%
Alliance One International, Inc. (b)	57,683	221,503
Star Scientific, Inc. (a)	44,110	188,791
Universal Corp.	17,016	509,118
Vector Group, Ltd. (a)	21,791	283,065

		1,202,477

Trading Companies & Distributors—0.6%
Aceto Corp.	18,035	107,489
Aircastle, Ltd.	32,053	149,046
Applied Industrial Technologies, Inc.	30,036	506,707
Beacon Roofing Supply, Inc. (b)	29,180	390,720
DXP Enterprises, Inc. (a) (b)	5,432	56,113
H&E Equipment Services, Inc. (b)	11,032	72,260
Houston Wire & Cable Co. (a)	10,450	80,988
Interline Brands, Inc. (b)	21,799	183,766
Kaman Corp.	17,936	224,917
RSC Holdings, Inc. (a) (b)	31,909	167,841
Rush Enterprises, Inc. (b)	19,917	177,660
TAL International Group, Inc. (a)	8,589	62,871
Watsco, Inc. (a)	16,407	558,330

		2,738,708

Water Utilities—0.4%
American State Water Co.	11,848	430,319
Cadiz, Inc. (b)	7,581	60,496
California Water Service Group	13,080	547,529
Connecticut Water Service, Inc. (a)	5,731	116,225
Consolidated Water Co., Inc. (a)	8,783	95,296
Middlesex Water Co.	8,945	128,808
SJW Corp.	10,353	263,277

		1,641,950

Security Description	Shares	Value

Wireless Telecommunication Services—0.3%
Centennial Communications Corp.	44,169	$364,836
ICO Global Communications Holdings, Ltd. (b)	62,811	21,984
Renasant Corp.	12,711	159,650
Syniverse Holdings, Inc. (b)	34,830	548,921
USA Mobility, Inc. (b)	15,317	141,069

		1,236,460

Total Common Stock (Identified Cost $684,628,822)		416,119,146

Mutual Funds—4.0%

Exchange Traded Funds—4.0%
iShares Russell 2000 Index Fund (a)	427,000	17,908,380

Total Mutual Funds (Identified Cost $19,271,775)		17,908,380

Rights—0.0%

Insurance—0.0%
United America Indemity, Ltd. (b)	15,178	7,893

Total Rights (Identified Cost $0)		7,893

Short Term Investments—17.8%
Security Description	Par Amount/Shares	Value

Discount Notes—3.5%
Federal Home Loan Bank
0.010%, 04/01/09	$2,425,000	2,425,000
0.010%, 04/22/09	13,000,000	12,999,242
Federal National Mortgage Association
0.010%, 04/01/09	325,000	325,000

		15,749,242

Mutual Funds—14.3%
State Street Navigator Securities Lending Prime Portfolio (f)	63,910,714	63,910,714

Total Short Term Investments (Identified Cost $79,659,956)		79,659,956

Total Investments—114.8% (Identified Cost $783,560,553) (g)		513,695,375
Liabilities in excess of other assets		(66,091,511)

Net Assets—100%		$447,603,864

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $62,982,695 and the collateral received consisted of cash in the amount of $63,910,714 and non-cash collateral with a value of $465,933. The cash collateral is invested in a

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-164

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

(b)	Non-Income Producing.
(c)	All or a portion of the security was pledged as collateral against open futures contracts.
(d)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(e)	Zero Valued Security.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $783,562,400 and the composition of unrealized appreciation and depreciation of investment securities was $18,816,521 and $(288,683,546), respectively.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2009	Net Unrealized Appreciation
Russell 2000 Mini Index Futures	6/19/2009	300	$10,884,870	$12,639,000	$1,754,130

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$497,946,133	$1,754,130
Level 2—Other Significant Observable Inputs	15,749,242	0
Level 3—Significant Unobservable Inputs	0	0

Total	$513,695,375	$1,754,130

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-165

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—96.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Lockheed Martin Corp.	55,700	$3,844,971

Air Freight & Logistics—1.6%
Expeditors International of Washington, Inc.	139,400	3,943,626
United Parcel Service, Inc. (Class B)	94,106	4,631,897

		8,575,523

Beverages—2.7%
PepsiCo, Inc.	192,300	9,899,604
The Coca-Cola Co.	101,000	4,438,950

		14,338,554

Biotechnology—4.4%
Amgen, Inc. (a)	62,600	3,099,952
Celgene Corp. (a)	74,400	3,303,360
Gilead Sciences, Inc. (a)	366,400	16,971,648

		23,374,960

Capital Markets—2.7%
BlackRock, Inc.	16,400	2,132,656
Franklin Resources, Inc.	42,500	2,289,475
Northern Trust Corp.	51,400	3,074,748
State Street Corp.	48,900	1,505,142
The Charles Schwab Corp.	106,800	1,655,400
The Goldman Sachs Group, Inc.	33,300	3,530,466

		14,187,887

Chemicals—2.1%
Monsanto Co.	35,100	2,916,810
Praxair, Inc.	121,900	8,202,651

		11,119,461

Communications Equipment—5.4%
Cisco Systems, Inc. (a)	468,500	7,856,745
Juniper Networks, Inc. (a) (b)	219,200	3,301,152
QUALCOMM, Inc.	317,600	12,357,816
Research In Motion, Ltd. (a) (b)	111,200	4,789,384

		28,305,097

Computers & Peripherals—4.9%
Apple, Inc. (a)	226,800	23,841,216
EMC Corp. (a)	189,000	2,154,600

		25,995,816

Diversified Consumer Services—1.0%
Apollo Group, Inc. (Class A) (a) (b)	64,200	5,028,786

Electronic Equipment, Instruments & Components—0.8%
Dolby Laboratories, Inc. (Class A) (a) (b)	121,500	4,144,365

Energy Equipment & Services—2.6%
Cameron International Corp. (a)	100,200	2,197,386
Schlumberger, Ltd.	221,400	8,993,268
Smith International, Inc.	117,400	2,521,752

		13,712,406

Security Description	Shares	Value

Food & Staples Retailing—4.2%
Costco Wholesale Corp.	110,100	$5,099,832
CVS Caremark Corp.	230,790	6,344,417
SYSCO Corp.	113,400	2,585,520
Wal-Mart Stores, Inc.	156,900	8,174,490

		22,204,259

Food Products—1.8%
Groupe Danone (EUR)	87,885	4,281,703
Nestle S.A. (CHF)	147,260	4,978,989

		9,260,692

Health Care Equipment & Supplies—6.3%
Baxter International, Inc.	86,000	4,404,920
Becton, Dickinson & Co.	82,100	5,520,404
Covidien, Ltd.	147,150	4,891,266
Dentsply International, Inc. (b)	79,100	2,123,835
Intuitive Surgical, Inc. (a) (b)	3,600	343,296
Medtronic, Inc.	302,800	8,923,516
St. Jude Medical, Inc. (a)	114,500	4,159,785
Stryker Corp. (b)	86,800	2,954,672

		33,321,694

Health Care Providers & Services—6.1%
Express Scripts, Inc. (a)	152,600	7,045,542
McKesson Corp.	102,800	3,602,112
Medco Health Solutions, Inc. (a)	392,900	16,242,486
WellPoint, Inc. (a)	141,600	5,376,552

		32,266,692

Hotels, Restaurants & Leisure—1.6%
McDonald’s Corp.	70,700	3,858,099
Yum! Brands, Inc.	163,100	4,481,988

		8,340,087

Household Products—1.3%
Procter & Gamble Co.	150,305	7,077,862

Industrial Conglomerates—0.4%
3M Co.	37,900	1,884,388

Internet & Catalog Retail—5.1%
Amazon.com, Inc. (a) (b)	317,400	23,309,856
Expedia, Inc. (a)	191,445	1,738,321
priceline.com, Inc. (a) (b)	25,100	1,977,378

		27,025,555

Internet Software & Services—4.5%
Google, Inc. (Class A) (a)	45,800	15,941,148
Tencent Holdings, Ltd. (HKD)	432,800	3,221,602
VeriSign, Inc. (a) (b)	254,800	4,808,076

		23,970,826

IT Services—6.1%
Accenture, Ltd. (Class A)	273,100	7,507,519
Automatic Data Processing, Inc.	184,000	6,469,440

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-166

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Fiserv, Inc. (a)	94,400	$3,441,824
MasterCard, Inc. (b)	17,400	2,914,152
Redecard S.A. (BRL)	113,900	1,387,908
The Western Union Co.	484,400	6,088,908
Visa, Inc. (b)	83,400	4,637,040

		32,446,791

Machinery—3.8%
Danaher Corp.	331,400	17,968,508
Deere & Co.	67,100	2,205,577

		20,174,085

Media—2.1%
Shaw Communications, Inc.	255,300	3,867,795
The McGraw-Hill Cos., Inc.	321,400	7,350,418

		11,218,213

Metals & Mining—0.7%
Agnico-Eagle Mines, Ltd.	9,200	523,664
BHP Billiton, Ltd. (AUD)	149,400	3,315,342

		3,839,006

Multiline Retail—0.6%
Dollar Tree, Inc. (a)	70,300	3,131,865

Oil, Gas & Consumable Fuels—4.3%
Chevron Corp.	31,900	2,144,956
EOG Resources, Inc.	64,400	3,526,544
Exxon Mobil Corp.	136,016	9,262,690
Murphy Oil Corp.	56,700	2,538,459
Occidental Petroleum Corp.	4,700	261,555
Petroleo Brasileiro S.A. (ADR)	201,600	4,939,200

		22,673,404

Pharmaceuticals—4.7%
Allergan, Inc.	156,400	7,469,664
Elan Corp., Plc. (ADR) (a)	270,700	1,797,448
Novo Nordisk A/S (DKK)	57,700	2,762,530
Teva Pharmaceutical Industries, Ltd. (ADR)	74,400	3,351,720
Wyeth	215,500	9,275,120

		24,656,482

Road & Rail—0.2%
Union Pacific Corp.	24,800	1,019,528

Semiconductors & Semiconductor Equipment—1.2%
Broadcom Corp. (a) (b)	86,000	1,718,280
Marvell Technology Group, Ltd. (a)	478,000	4,378,480

		6,096,760

Software—4.1%
Autodesk, Inc. (a)	205,500	3,454,455
McAfee, Inc. (a) (b)	148,000	4,958,000
Microsoft Corp.	624,500	11,472,065
Salesforce.com, Inc. (a) (b)	57,600	1,885,248

		21,769,768

Security Description	Shares	Value

Specialty Retail—2.3%
AutoZone, Inc. (a) (b)	50,100	$8,147,262
Lowe’s Cos., Inc.	100,000	1,825,000
The TJX Cos., Inc.	87,500	2,243,500

		12,215,762

Textiles, Apparel & Luxury Goods—1.0%
Nike, Inc.	108,700	5,096,943

Wireless Telecommunication Services—5.2%
American Tower Corp. (Class A) (a)	314,900	9,582,407
Crown Castle International Corp. (a) (b)	470,500	9,602,905
Leap Wireless International, Inc. (a) (b)	89,900	3,134,813
MetroPCS Communications, Inc. (a) (b)	285,700	4,879,756

		27,199,881

Total Common Stock (Identified Cost $639,993,244)		509,518,369

Short Term Investments—9.6%

Mutual Funds—9.6%
State Street Navigator Securities Lending Prime Portfolio (c)	30,542,629	30,542,629
T. Rowe Price Reserve Investment Fund (d)	20,158,285	20,158,285

Total Short Term Investments (Identified Cost $50,700,914)		50,700,914

Total Investments—106.1% (Identified Cost $690,694,158) (e)		560,219,283
Liabilities in excess of other assets		(31,963,716)

Net Assets—100%		$528,255,567

(a)	Non-Income Producing.
(b)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $30,229,217 and the collateral received consisted of cash in the amount of $30,542,629. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated issuer. See below.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $690,694,158 and the composition of unrealized appreciation and depreciation of investment securities was $11,875,786 and $(142,350,661), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(HKD)—	Hong Kong Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-167

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2008	Shares Purchased Since 12/31/2008	Shares Sold Since 12/31/2008	Number of Shares Held at 03/31/2009	Realized Gain/Loss on Shares Sold	Income for Period Ended 03/31/2009
T. Rowe Price Reserve Investment Fund	15,889,577	39,924,092	(35,655,384)	20,158,285	$0	$19,098

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$540,271,209	$0
Level 2—Other Significant Observable Inputs	19,948,074	0
Level 3—Significant Unobservable Inputs	0	0

Total	$560,219,283	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-168

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Alliant Techsystems, Inc. (a) (b)	22,200	$1,486,956
Ceradyne, Inc. (a) (b)	29,700	538,461
Esterline Technologies Corp. (b)	23,800	480,522
Heico Corp. (Class A)	16,900	348,647
Teledyne Technologies, Inc. (b)	50,400	1,344,672
TransDigm Group, Inc. (a) (b)	27,700	909,668

		5,108,926

Air Freight & Logistics—1.0%
HUB Group, Inc. (Class A) (b)	73,100	1,242,700
UTi Worldwide, Inc.	145,100	1,733,945

		2,976,645

Airlines—0.1%
Skywest, Inc.	29,300	364,492

Auto Components—0.2%
Gentex Corp. (a)	53,800	535,848

Beverages—0.2%
The Boston Beer Co., Inc. (a) (b)	34,187	713,141

Biotechnology—5.6%
Acorda Therapeutics, Inc. (b)	22,400	443,744
Alexion Pharmaceuticals, Inc. (a) (b)	59,700	2,248,302
Alkermes, Inc. (b)	69,400	841,822
Allos Therapeutics, Inc. (b)	35,800	221,244
Alnylam Pharmaceuticals, Inc. (a) (b)	10,400	198,016
Amicus Therapeutics, Inc. (a)	6,500	59,345
Amylin Pharmaceuticals, Inc. (a) (b)	14,900	175,075
Array Biopharma, Inc. (a) (b)	21,400	56,496
BioMarin Pharmaceutical, Inc. (a) (b)	73,100	902,785
Cepheid (a) (b)	36,000	248,400
Cougar Biotechnology, Inc. (a) (b)	12,200	392,840
Cubist Pharmaceuticals, Inc. (b)	38,800	634,768
Human Genome Sciences, Inc. (a) (b)	68,600	56,938
Idenix Pharmaceuticals, Inc. (a) (b)	15,800	48,664
Incyte Corp. (a) (b)	225,000	526,500
Isis Pharmaceuticals, Inc. (a) (b)	14,300	214,643
Lexicon Pharmaceuticals, Inc. (a) (b)	75,900	82,731
Martek Biosciences Corp. (b)	21,200	386,900
Medarex, Inc. (b)	65,600	336,528
Momenta Pharmaceuticals, Inc. (b)	18,800	206,988
Myriad Genetics, Inc. (b)	46,500	2,114,355
Onyx Pharmaceuticals, Inc. (a) (b)	34,900	996,395
OSI Pharmaceuticals, Inc. (a) (b)	35,000	1,339,100
PDL BioPharma, Inc. (b)	70,200	497,016
Pharmasset, Inc. (b)	15,100	148,131
Regeneron Pharmaceuticals, Inc. (b)	54,400	753,984
Seattle Genetics, Inc. (a) (b)	38,700	381,582
Senomyx, Inc. (a) (b)	69,000	109,710
Theravance, Inc. (a) (b)	29,200	496,400
United Therapeutics Corp. (a) (b)	15,400	1,017,786

		16,137,188

Security Description	Shares	Value

Capital Markets—2.1%
Affiliated Managers Group, Inc. (b)	31,549	$1,315,909
Cohen & Steers, Inc. (a)	12,800	142,848
Greenhill & Co., Inc.	29,400	2,171,190
Knight Capital Group, Inc. (b)	19,800	291,852
optionsXpress Holdings, Inc.	37,300	424,101
Penson Worldwide, Inc. (b)	22,200	142,746
RiskMetrics Group, Inc. (a) (b)	60,900	870,261
Stifel Financial Corp. (b)	15,600	675,636

		6,034,543

Chemicals—1.5%
Airgas, Inc.	44,200	1,494,402
Koppers Holdings, Inc.	39,200	569,184
Nalco Holding Co.	83,000	1,084,810
The Scotts Miracle-Gro Co. (a)	30,700	1,065,290

		4,213,686

Commercial & Professional Services—2.9%
American Ecology Corp.	25,900	361,046
Clean Harbors, Inc. (b)	21,000	1,008,000
Copart, Inc. (b)	24,800	735,568
Rollins, Inc.	41,900	718,585
Stericycle, Inc. (a) (b)	49,800	2,376,954
The Brink’s Co.	32,200	852,012
Waste Connections, Inc. (b)	92,000	2,364,400

		8,416,565

Commercial Banks—1.9%
Bank of the Ozarks, Inc.	19,400	447,752
Glacier Bancorp, Inc.	65,200	1,024,292
Home Bancshares, Inc.	14,800	295,556
Pinnacle Financial Partners, Inc. (b)	40,100	950,771
Signature Bank (b)	50,800	1,434,084
SVB Financial Group (b)	31,000	620,310
Texas Capital Bancshares, Inc. (b)	54,400	612,544

		5,385,309

Communications Equipment—2.8%
Adtran, Inc.	59,000	956,390
Avocent Corp. (a) (b)	30,025	364,504
Blue Coat Systems, Inc. (b)	78,100	937,981
CommScope, Inc. (a) (b)	53,700	610,032
Comtech Telecommunications Corp. (b)	50,900	1,260,793
Emulex Corp. (b)	30,400	152,912
F5 Networks, Inc. (a) (b)	91,800	1,923,210
Harmonic, Inc. (b)	92,500	601,250
Plantronics, Inc.	31,600	381,412
Polycom, Inc. (a) (b)	55,893	860,193

		8,048,677

Computers & Peripherals—0.5%
Intermec, Inc. (b)	22,200	230,880
Palm, Inc. (a) (b)	114,100	983,542
Synaptics, Inc. (a) (b)	11,700	313,092

		1,527,514

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-169

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Construction & Engineering—0.6%
Dycom Industries, Inc. (b)	26,000	$150,540
Perini Corp. (a) (b)	15,900	195,570
Quanta Services, Inc. (b)	65,724	1,409,780

		1,755,890

Consumer Finance—0.1%
World Acceptance Corp. (a) (b)	16,600	283,860

Containers & Packaging—0.7%
Crown Holdings, Inc. (b)	60,000	1,363,800
Greif, Inc.	15,800	525,982

		1,889,782

Distributors—0.4%
LKQ Corp. (a) (b)	87,900	1,254,333

Diversified Consumer Services—3.4%
American Public Education, Inc. (b)	16,800	706,608
Brink’s Home Security Holdings, Inc. (b)	32,800	741,280
Capella Education Co. (a) (b)	21,900	1,160,700
DeVry, Inc.	52,700	2,539,086
ITT Educational Services, Inc. (a) (b)	23,800	2,889,796
Matthews International Corp.	34,800	1,002,588
Steiner Leisure, Ltd. (b)	28,800	703,008

		9,743,066

Diversified Financial Services—0.7%
Interactive Brokers Group, Inc. (b)	45,500	733,915
MSCI, Inc. (b)	72,800	1,231,048

		1,964,963

Diversified Telecommunication Services—0.4%
Cbeyond, Inc. (a) (b)	26,000	489,580
tw telecom, Inc. (a) (b)	76,200	666,750

		1,156,330

Electrical Equipment—1.8%
Acuity Brands, Inc. (a)	58,500	1,318,590
Ametek, Inc.	59,000	1,844,930
II-VI, Inc. (b)	62,400	1,072,032
Thomas & Betts Corp. (b)	35,500	888,210

		5,123,762

Electronic Equipment, Instruments & Components—3.7%
Anixter International, Inc. (a) (b)	25,500	807,840
CyberOptics Corp. (a) (b)	103,937	509,291
Dolby Laboratories, Inc. (Class A) (a) (b)	56,800	1,937,448
DTS, Inc. (a) (b)	15,300	368,118
FLIR Systems, Inc. (a) (b)	114,700	2,349,056
Itron, Inc. (a) (b)	25,800	1,221,630
Mettler Toledo International, Inc. (b)	37,400	1,919,742
Rofin-Sinar Technologies, Inc. (b)	36,600	589,992
Trimble Navigation, Ltd. (b)	30,500	466,040
TTM Technologies, Inc. (a) (b)	75,100	435,580

		10,604,737

Security Description	Shares	Value

Energy Equipment & Services—3.2%
Atwood Oceanics, Inc. (b)	43,600	$723,324
Complete Production Services, Inc. (b)	100,700	310,156
Core Laboratories NV (a)	27,600	2,019,216
Dawson Geophysical Co. (b)	14,800	199,800
Dresser-Rand Group, Inc. (b)	59,300	1,310,530
Gulf Island Fabrication, Inc.	20,900	167,409
Helmerich & Payne, Inc. (a)	15,500	352,935
ION Geophysical Corp. (a) (b)	100,800	157,248
Oceaneering International, Inc. (b)	39,900	1,471,113
Oil States International, Inc. (b)	68,600	920,612
Superior Energy Services, Inc. (b)	75,900	978,351
Tetra Technologies, Inc. (b)	78,400	254,800
Unit Corp. (b)	13,100	274,052

		9,139,546

Food Products—0.6%
Flowers Foods, Inc. (a)	61,800	1,451,064
Ralcorp Holdings, Inc. (b)	3,400	183,192

		1,634,256

Health Care Equipment & Supplies—4.4%
American Medical Systems Holdings, Inc. (b)	56,500	629,975
ArthroCare Corp. (a) (b)	32,300	158,270
Edwards Lifesciences Corp. (b)	29,500	1,788,585
Gen-Probe, Inc. (b)	49,300	2,247,094
IDEXX Laboratories, Inc. (a) (b)	44,300	1,531,894
Immucor, Inc. (b)	80,250	2,018,288
Integra LifeSciences Holdings Corp. (b)	12,800	316,544
Meridian Bioscience, Inc. (a)	92,800	1,681,536
ResMed, Inc. (b)	33,500	1,183,890
Stereotaxis, Inc. (a) (b)	33,000	131,670
STERIS Corp.	43,900	1,021,992

		12,709,738

Health Care Providers & Services—4.7%
Alliance Imaging, Inc. (b)	80,200	545,360
Amedisys, Inc. (a) (b)	34,233	941,065
Catalyst Health Solutions, Inc. (b)	60,600	1,201,092
Centene Corp. (b)	54,500	982,090
Chemed Corp. (a)	17,500	680,750
Chindex International, Inc. (b)	25,900	128,723
Corvel Corp. (b)	19,900	402,378
Gentiva Health Services, Inc. (b)	61,300	931,760
Healthsouth Corp. (a) (b)	88,100	782,328
Healthspring, Inc. (b)	40,000	334,800
Healthways, Inc. (b)	20,800	182,416
inVentiv Health, Inc. (b)	32,000	261,120
LifePoint Hospitals, Inc. (a) (b)	32,600	680,036
Mednax, Inc. (b)	26,900	792,743
PharMerica Corp. (a) (b)	87,500	1,456,000
PSS World Medical, Inc. (a) (b)	53,300	764,855
Psychiatric Solutions, Inc. (a) (b)	32,000	503,360
Sun Healthcare Group, Inc. (b)	77,300	652,412
VCA Antech, Inc. (a) (b)	52,100	1,174,855

		13,398,143

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-170

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Technology—0.6%
Cerner Corp. (a) (b)	23,800	$1,046,486
MedAssets, Inc. (b)	1,100	15,675
Phase Forward, Inc. (b)	29,300	374,747
Vital Images, Inc. (b)	23,200	261,464

		1,698,372

Hotels, Restaurants & Leisure—2.9%
Burger King Holdings, Inc. (a)	59,200	1,358,640
Chipotle Mexican Grill, Inc. (a) (b)	21,000	1,203,510
Choice Hotels International, Inc. (a)	29,300	756,526
P.F. Chang’s China Bistro, Inc. (a) (b)	28,800	658,944
Panera Bread Co. (a) (b)	15,400	860,860
Red Robin Gourmet Burgers, Inc. (a) (b)	48,200	849,766
The Cheesecake Factory (b)	48,200	551,890
WMS Industries, Inc. (a) (b)	93,650	1,958,222

		8,198,358

Household Durables—0.3%
Jarden Corp. (a) (b)	42,800	542,276
Tempur-Pedic International, Inc. (a) (b)	49,300	359,890

		902,166

Household Products—0.8%
Church & Dwight Co., Inc.	45,700	2,386,911

Insurance—2.1%
Amtrust Financial Services, Inc.	58,100	554,855
HCC Insurance Holdings, Inc.	75,700	1,906,883
Max Capital Group, Ltd.	39,000	672,360
Navigators Group, Inc. (b)	18,300	863,394
RLI Corp.	22,700	1,139,540
StanCorp Financial Group, Inc.	33,300	758,574

		5,895,606

Internet & Catalog Retail—1.0%
Blue Nile, Inc. (a) (b)	8,325	250,999
PetMed Express, Inc. (a) (b)	37,900	624,592
priceline.com, Inc. (a) (b)	27,100	2,134,938

		3,010,529

Internet Software & Services—2.6%
Art Technology Group, Inc. (b)	118,700	302,685
AsiaInfo Holdings, Inc. (b)	44,400	748,140
Digital River, Inc. (a) (b)	57,100	1,702,722
j2 Global Communications, Inc. (b)	57,600	1,260,864
MercadoLibre, Inc. (a) (b)	21,600	400,680
Omniture, Inc. (a) (b)	43,449	573,092
S1 Corp. (b)	77,500	399,125
SINA Corp. (b)	40,700	946,275
ValueClick, Inc. (b)	79,200	673,992
Websense, Inc. (b)	47,500	570,000

		7,577,575

IT Services—4.6%
CACI International, Inc. (Class A) (b)	31,100	1,134,839
Cybersource Corp. (b)	117,000	1,732,770

Security Description	Shares	Value

IT Services—(Continued)
Genpact, Ltd. (b)	50,600	$448,316
Global Payments, Inc.	61,520	2,055,383
Heartland Payment Systems, Inc.	71,400	471,954
Mantech International Corp. (b)	16,100	674,590
NCI, Inc. (b)	111,869	2,908,594
NeuStar, Inc. (b)	39,300	658,275
Perot Systems Corp. (b)	113,600	1,463,168
RightNow Technologies, Inc. (b)	97,400	737,318
SRA International, Inc. (b)	44,000	646,800
TNS, Inc. (b)	47,418	387,879

		13,319,886

Leisure Equipment & Products—0.5%
Polaris Industries, Inc. (a)	37,500	804,000
Pool Corp. (a)	45,300	607,020

		1,411,020

Life Sciences Tools & Services—2.9%
Bio-Rad Laboratories, Inc. (b)	13,600	896,240
Dionex Corp. (b)	10,900	515,025
eResearch Technology, Inc. (b)	62,200	327,172
Exelixis, Inc. (a) (b)	82,400	379,040
Illumina, Inc. (a) (b)	69,200	2,577,008
Life Technologies Corp. (a) (b)	40,900	1,328,432
Parexel International Corp. (b)	54,700	532,231
Techne Corp. (b)	25,500	1,395,105
Varian, Inc. (b)	19,800	470,052

		8,420,305

Machinery—3.8%
Actuant Corp.	152,900	1,579,457
Bucyrus International, Inc.	16,100	244,398
Chart Industries, Inc. (b)	37,500	295,500
Gardner Denver, Inc. (b)	35,000	760,900
Graco, Inc. (a)	44,300	756,201
IDEX Corp.	59,000	1,290,330
Kennametal, Inc.	26,500	429,565
Nordson Corp. (a)	30,100	855,743
RBC Bearings, Inc. (b)	27,900	426,312
Robbins & Myers, Inc.	30,600	464,202
The Middleby Corp. (a) (b)	25,000	810,750
Toro Co. (a)	46,600	1,126,788
Valmont Industries, Inc. (a)	10,500	527,205
Wabtec Corp.	47,300	1,247,774

		10,815,125

Marine—0.4%
Horizon Lines, Inc. (a)	20,500	62,115
Kirby Corp. (a) (b)	43,300	1,153,512

		1,215,627

Media—1.1%
Interactive Data Corp.	36,100	897,446
John Wiley & Sons, Inc. (a)	44,600	1,328,188
Marvel Entertainment, Inc. (a) (b)	37,900	1,006,245

		3,231,879

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-171

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—0.7%
Carpenter Technology Corp.	37,400	$528,088
Compass Minerals International, Inc.	25,500	1,437,435

		1,965,523

Multiline Retail—0.5%
Big Lots, Inc. (a) (b)	75,900	1,577,202

Oil, Gas & Consumable Fuels—2.6%
Bill Barrett Corp. (a) (b)	34,400	765,056
Cabot Oil & Gas Corp.	18,800	443,116
Comstock Resources, Inc. (b)	57,500	1,713,500
Concho Resources, Inc. (b)	60,900	1,558,431
Foundation Coal Holdings, Inc. (a)	38,100	546,735
Frontier Oil Corp.	37,700	482,183
Mariner Energy, Inc. (a) (b)	72,436	561,379
Penn Virginia Corp.	59,800	656,604
PetroQuest Energy, Inc. (a) (b)	30,150	72,360
St. Mary Land & Exploration Co. (a)	54,500	721,035

		7,520,399

Personal Products—1.5%
Alberto-Culver Co.	83,400	1,885,674
Chattem, Inc. (a) (b)	24,500	1,373,225
Herbalife, Ltd.	42,800	641,144
NBTY, Inc. (b)	36,000	506,880

		4,406,923

Pharmaceuticals—1.1%
Cadence Pharmaceuticals, Inc. (a) (b)	36,800	345,184
The Medicines Co. (b)	74,500	807,580
Valeant Pharmaceuticals International (a) (b)	63,100	1,122,549
ViroPharma, Inc. (b)	43,600	228,900
XenoPort, Inc. (b)	28,900	559,504

		3,063,717

Professional Services—2.5%
Administaff, Inc.	27,700	585,301
Exponent, Inc. (b)	13,600	344,488
Heidrick & Struggles International, Inc.	23,100	409,794
Huron Consulting Group, Inc. (a) (b)	29,400	1,247,442
IHS, Inc. (b)	24,300	1,000,674
Korn/Ferry International (b)	33,900	307,134
Navigant Consulting, Inc. (b)	21,600	282,312
Resources Connection, Inc. (a) (b)	112,500	1,696,500
Watson Wyatt Worldwide, Inc.	28,900	1,426,793

		7,300,438

Real Estate Investment Trusts—0.1%
PS Business Parks, Inc.	9,800	361,130

Real Estate Management & Development—0.1%
Jones Lang LaSalle, Inc. (a)	8,300	193,058

Road & Rail—0.8%
Landstar System, Inc.	56,700	1,897,749

Security Description	Shares	Value

Road & Rail—(Continued)
Old Dominion Freight Line, Inc. (a) (b)	20,800	$488,592

		2,386,341

Semiconductors & Semiconductor Equipment—5.2%
Advanced Energy Industries, Inc. (b)	104,800	789,144
Cabot Microelectronics Corp. (b)	20,000	480,600
Cohu, Inc.	58,700	422,640
Cymer, Inc. (a) (b)	47,100	1,048,446
Diodes, Inc. (a) (b)	37,700	399,997
FEI Co. (b)	34,900	538,507
FormFactor, Inc. (b)	39,600	713,592
Integrated Device Technology, Inc. (b)	82,450	375,147
Intersil Corp.	54,164	622,886
Micrel, Inc.	103,000	725,120
Microsemi Corp. (b)	116,200	1,347,920
ON Semiconductor Corp. (b)	360,300	1,405,170
Pericom Semiconductor Corp. (b)	35,235	257,568
PMC-Sierra, Inc. (b)	104,100	664,158
Semtech Corp. (b)	95,600	1,276,260
Silicon Laboratories, Inc. (a) (b)	52,900	1,396,560
Standard Microsystems Corp. (b)	12,000	223,200
Varian Semiconductor Equipment Associates, Inc. (a) (b)	83,450	1,807,527
Verigy, Ltd. (b)	42,900	353,925

		14,848,367

Software—7.8%
Actuate Corp. (b)	134,119	410,404
Ansys, Inc. (b)	81,430	2,043,893
Blackboard, Inc. (a) (b)	54,500	1,729,830
Commvault Systems, Inc. (b)	50,500	553,985
Epicor Software Corp. (a) (b)	56,100	213,741
FactSet Research Systems, Inc. (a)	48,300	2,414,517
Informatica Corp. (b)	179,700	2,382,822
Jack Henry & Associates, Inc.	36,100	589,152
Kenexa Corp. (b)	49,600	267,344
Lawson Software, Inc. (b)	67,600	287,300
Macrovision Solutions Corp. (a) (b)	83,100	1,478,349
MICROS Systems, Inc. (b)	77,800	1,458,750
Monotype Imaging Holdings, Inc. (b)	49,805	186,271
Parametric Technology Corp. (a) (b)	110,300	1,100,794
Phoenix Technologies, Ltd. (b)	18,773	30,412
Progress Software Corp. (b)	26,000	451,360
Quest Software, Inc. (b)	66,000	836,880
SPSS, Inc. (b)	36,000	1,023,480
Sybase, Inc. (a) (b)	67,100	2,032,459
Synopsys, Inc. (b)	43,300	897,609
Taleo Corp. (a) (b)	81,370	961,793
TIBCO Software, Inc. (b)	100,300	588,761
Wind River Systems, Inc. (b)	69,200	442,880

		22,382,786

Specialty Retail—2.9%
Aaron Rents, Inc. (Class B) (a)	47,200	1,258,352
Aeropostale, Inc. (a) (b)	69,250	1,839,280
Guess?, Inc.	37,600	792,608

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-172

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Gymboree Corp. (b)	68,500	$1,462,475
Hibbett Sports, Inc. (a) (b)	38,550	740,931
J. Crew Group, Inc. (a) (b)	16,500	217,470
The Children’s Place Retail Stores, Inc. (b)	23,800	520,982
Tractor Supply Co. (a) (b)	40,000	1,442,400
Zumiez, Inc. (a) (b)	16,500	160,050

		8,434,548

Textiles, Apparel & Luxury Goods—1.4%
Deckers Outdoor Corp. (b)	10,500	556,920
Fossil, Inc. (b)	22,449	352,449
Hanesbrands, Inc. (a) (b)	33,800	323,466
Iconix Brand Group, Inc. (a) (b)	75,600	669,060
Phillips-Van Heusen Corp.	39,900	904,932
The Warnaco Group, Inc. (b)	53,300	1,279,200

		4,086,027

Thrifts & Mortgage Finance—0.2%
Danvers Bancorp, Inc. (b)	41,900	578,639

Trading Companies & Distributors—0.8%
Beacon Roofing Supply, Inc. (a) (b)	81,400	1,089,946
MSC Industrial Direct Co. (a)	41,900	1,301,833

		2,391,779

Wireless Telecommunication Services—1.6%
Leap Wireless International, Inc. (a) (b)	30,500	1,063,535
SBA Communications Corp. (a) (b)	118,500	2,761,050
Syniverse Holdings, Inc. (b)	41,500	654,040

		4,478,625

Total Common Stock (Identified Cost $422,498,458)		284,179,801

Short Term Investments—17.0%
Security Description	Shares	Value

Mutual Funds—17.0%
State Street Navigator Securities Lending Prime Portfolio (c)	45,225,370	$45,225,370
T. Rowe Price Reserve Investment Fund (d)	3,799,899	3,799,899

Total Short Term Investments (Identified Cost $49,025,269)		49,025,269

Total Investments 115.7% (Identified Cost $471,523,727) (e)		333,205,070
Liabilities in excess of other assets		(45,329,705)

Net Assets—100%		$287,875,365

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $44,713,433 and the collateral received consisted of cash in the amount of $45,225,370 and non-cash collateral with a value of $277,102. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, these are excluded from the Statement of Assets and Liabilities.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer. See below.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $471,523,727 and the composition of unrealized appreciation and depreciation of investment securities was $9,285,142 and $(147,603,799), respectively.

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2008	Shares Purchased Since 12/31/2008	Shares Sold Since 12/31/2008	Number of Shares Held at 03/31/2009	Realized Gain/Loss on Shares Sold	Income For Period Ended 03/31/2009
T. Rowe Price Reserve Investment Fund	5,080,171	10,219,718	(11,499,990)	3,799,899	$0	$25,381

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-173

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$333,205,070	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$333,205,070	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-174

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Common Stock—93.2% of Net Assets

Security Description	Shares	Value

Bermuda—1.0%
SeaDrill, Ltd. (NOK)	267,000	$2,615,806

Brazil—4.0%
Cia Vale do Rio Doce (ADR) (a)	192,000	2,553,600
Petroleo Brasileiro S.A. (ADR) (a)	258,000	7,861,260

		10,414,860

Canada—14.5%
Addax Petroleum Corp.	187,600	4,063,215
Agnico-Eagle Mines, Ltd.	188,400	10,723,728
First Quantum Minerals, Ltd.	47,000	1,323,734
Goldcorp, Inc. (a)	189,100	6,300,812
Kinross Gold Corp.	730,200	13,048,674
Yamana Gold, Inc.	268,400	2,506,302

		37,966,465

Channel Islands—4.5%
Randgold Resources, Ltd. (ADR) (a)	217,900	11,842,865

France—2.0%
Total S.A. (ADR)	108,000	5,298,480

Kazakhstan—1.0%
KazMunaiGas Exploration Production (GDR)	181,300	2,701,370

Netherlands Antilles—3.1%
Schlumberger, Ltd. (a)	196,600	7,985,892

South Africa—0.5%
Gold Fields, Ltd. (ADR) (a)	122,000	1,383,480

Switzerland—5.9%
Transocean, Ltd. (a) (b)	149,900	8,820,116
Weatherford International, Ltd. (a)	589,000	6,520,230

		15,340,346

United Kingdom—5.7%
BHP Billiton, Plc.	606,600	11,967,024
Xstrata, Plc.	416,000	2,765,650

		14,732,674

United States—51.0%
Alpha Natural Resources, Inc. (a) (b)	145,900	2,589,725
Anadarko Petroleum Corp. (a)	287,700	11,188,653
BPZ Resources, Inc. (a) (b)	256,400	948,680
Cabot Oil & Gas Corp. (a)	180,900	4,263,813
Cameron International Corp. (a) (b)	240,300	5,269,779
Diamond Offshore Drilling, Inc. (a)	30,300	1,904,658
EQT Corp. (a)	228,800	7,168,304
Exxon Mobil Corp.	117,200	7,981,320
Freeport-McMoRan Copper & Gold, Inc. (a) (b)	158,000	6,021,380
Hess Corp.	164,600	8,921,320
International Coal Group, Inc. (a) (b)	403,200	649,152
Kaiser Aluminum Corp. (a)	63,600	1,470,432
Mariner Energy, Inc. (a) (b)	281,000	2,177,750

Security Description	Shares	Value

United States—(Continued)
National Oilwell Varco, Inc. (a) (b)	144,800	$4,157,208
Noble Energy, Inc. (a)	174,500	9,402,060
NRG Energy, Inc. (a) (b)	218,400	3,843,840
Nucor Corp. (a)	171,000	6,527,070
Occidental Petroleum Corp.	164,300	9,143,295
PetroHawk Energy Corp. (a) (b)	102,900	1,978,767
Quanta Services, Inc. (a) (b)	332,000	7,121,400
Quicksilver Resources, Inc. (a) (b)	546,000	3,024,840
Range Resources Corp. (a)	120,300	4,951,548
Smith International, Inc. (a)	216,600	4,652,568
Steel Dynamics, Inc. (a)	282,400	2,487,944
Tyson Foods, Inc. (Class A) (a)	580,900	5,454,651
XTO Energy, Inc. (a)	326,500	9,997,430

		133,297,587

Total Common Stock (Identified Cost $234,415,083)		243,579,825

Exchange Traded Funds—3.7%

United States—3.7%
SPDR Gold Trust (b)	106,800	9,641,904

Total Exchange Traded Funds (Identified Cost $7,763,420)		9,641,904

Units—0.1%

Canada—0.1%
Timberwest Forest Corp.	68,200	158,535

Total Units (Identified Cost $390,179)		158,535

Short Term Investments—22.4%

United States—22.4%
AIM STIT-STIC Prime Portfolio (Institutional Class)	17,658,447	17,658,447
State Street Navigator Securities Lending Prime Portfolio (c)	40,827,808	40,827,808

Total Short Term Investments (Identified Cost $58,486,255)		58,486,255

Total Investments—119.4% (Identified Cost $301,054,937) (d)		311,866,519
Liabilities in excess of other assets		(50,677,063)

Net Assets—100%		$261,189,456

(a)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $39,543,108 and the collateral received consisted of cash in the amount of $40,827,808 and non-cash collateral with a value of $38,458. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-175

Metropolitan Series Fund, Inc.

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $301,054,937 and the composition of unrealized appreciation and depreciation of investment securities was $30,727,074 and $(19,915,492), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(NOK)—	Norwegian Krone

Ten Largest Industries as of March 31, 2009	Percentage of Net Assets
Oil, Gas & Consumable Fuels	38.9%
Metals & Mining	27.4%
Energy Equipment & Services	16.1%
Industrial Conglomerates	4.5%
Exchange Traded Funds	3.7%
Construction & Engineering	2.7%
Food Products	2.1%
Independent Power Producers & Energy Traders	1.5%

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$286,466,252	$0
Level 2—Other Significant Observable Inputs	25,400,267	0
Level 3—Significant Unobservable Inputs	0	0

Total	$311,866,519	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-176

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—103.0% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—0.6%
Boeing Co. 6.000%, 03/15/19	$780,000	$801,125
L-3 Communications Corp. 6.375%, 10/15/15	3,845,000	3,623,912
7.625%, 06/15/12	400,000	401,500

		4,826,537

Airlines—0.3%
Delta Airlines, Inc. 6.821%, 08/10/22	907,561	608,066
Northwest Airlines, Inc. 4.030%, 05/20/14 (a)	2,155,405	1,551,891

		2,159,957

Asset Backed—4.4%
ACE Securities Corp. 0.652%, 02/25/31 (a)	1,843,734	1,106,283
Amortizing Residential Collateral Trust 2.322%, 08/25/32 (a)	109,629	38,391
Asset Backed Securities Corp. 3.406%, 04/15/33 (a)	53,332	25,337
Bear Stearns Asset Backed Securities Trust 0.892%, 01/25/34 (a)	93,008	55,532
1.772%, 08/25/37 (a)	3,437,240	1,894,916
6.000%, 10/25/36	5,134,718	2,934,766
6.500%, 10/25/36	4,943,747	2,747,714
Conseco Financial Corp. 7.070%, 01/15/29	289,808	252,002
Countrywide Asset Backed Certificates 1.772%, 06/25/34 (a)	262,572	20,844
Countrywide Home Equity Loan Trust 0.696%, 12/25/31 (a)	2,273,779	588,294
Ellington Loan Acquisition Trust (144A) 1.522%, 05/25/37 (a)	3,486,620	2,710,475
1.772%, 05/25/37 (a)	4,400,000	1,399,988
EMC Mortgage Loan Trust (144A) 0.972%, 05/25/43 (a)	2,501,306	2,105,300
1.222%, 01/25/41 (a)	700,000	337,771
GMAC Mortgage Corp. Loan Trust 0.732%, 11/25/36 (a)	8,772,674	2,566,336
GSAMP Trust 0.612%, 07/05/36 (a)	978,072	218,680
GSAMP Trust (144A) 0.632%, 05/25/36 (a)	1,555,567	1,258,765
GSRPM Mortgage Loan Trust (144A) 0.822%, 03/25/35 (a)	1,977,059	1,106,995
Indymac Seconds Asset Backed Trust 0.652%, 06/25/36 (a)	2,835,674	407,661
Lehman XS Trust 0.642%, 06/25/37 (a)	1,817,852	1,275,216
Long Beach Mortgage Loan Trust 1.043%, 01/21/31 (a)	46,110	29,239
Mid-State Trust 7.340%, 07/01/35	486,162	403,380
Morgan Stanley Mortgage Loan Trust 0.672%, 03/25/36 (a)	1,652,037	332,295

Security Description	Par Amount	Value

Asset Backed—(Continued)
Nelnet Student Loan Trust 2.639%, 04/25/24 (a)	$1,680,000	$1,459,027
RAAC Series (144A) 0.772%, 08/25/35 (a)	2,067,525	1,289,985
SACO I, Inc. 0.652%, 06/25/36 (a)	2,433,316	163,917
Sail Net Interest Margin Notes (144A) 5.500%, 03/27/34 (c)	35,690	0
7.750%, 04/27/33 (c)	783	0
SLM Student Loan Trust 1.149%, 07/25/17 (a)	1,511,961	1,509,585
Structured Asset Securities Corp. 0.772%, 11/25/37 (a)	2,257,443	1,645,847
Structured Asset Securities Corp. (144A) 0.632%, 02/25/36 (a)	1,722,372	223,762
Washington Mutual Master Note Trust (144A) 0.586%, 09/16/13 (a)	4,150,000	3,990,518

		34,098,821

Auto Components—0.3%
Allison Transmission (144A) 11.000%, 11/01/15	200,000	95,000
11.250%, 11/01/15	3,900,000	1,560,000
Keystone Automotive Operations, Inc. 9.750%, 11/01/13	775,000	151,125
Visteon Corp. 8.250%, 08/01/10 (d)	971,000	48,550
12.250%, 12/31/16	2,508,000	125,400

		1,980,075

Automobiles—0.4%
Ford Motor Co. 6.625%, 10/01/28	135,000	40,500

7.450%, 07/16/31	5,045,000	1,601,787
8.900%, 01/15/32	105,000	31,763
General Motors Corp. 8.250%, 07/15/23 (d)	685,000	80,488
8.375%, 07/15/33 (d)	10,580,000	1,269,600

		3,024,138

Beverages—0.3%
PepsiCo, Inc. 7.900%, 11/01/18	1,550,000	1,904,418

Building Products—0.7%
AMH Holdings, Inc. 11.250%, 03/01/14 (d) (h)	1,165,000	349,500
Associated Materials, Inc. 9.750%, 04/15/12 (d)	5,830,000	4,605,700
Nortek, Inc. 8.500%, 09/01/14	3,860,000	386,000

		5,341,200

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-177

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Capital Markets—0.7%
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (b)	$2,890,000	$289
Morgan Stanley 1.593%, 10/18/16	490,000	328,506
5.625%, 01/09/12	1,290,000	1,241,259
The Bear Stearns Cos., LLC 6.400%, 10/02/17	470,000	457,426
7.250%, 02/01/18	2,300,000	2,375,242
The Goldman Sachs Group, Inc. 4.500%, 06/15/10	1,110,000	1,107,621

		5,510,343

Chemicals—0.0%
Georgia Gulf Corp. 9.500%, 10/15/14	320,000	53,600
10.750%, 10/15/16	1,770,000	123,900
Key Plastics, LLC (144A) 10.250%, 03/15/17 (e)	250,000	250

		177,750

Collateralized-Mortgage Obligation—10.8%

American Home Mortgage Investment Trust 0.812%, 11/25/45	1,529,404	619,688
5.294%, 06/25/45	3,316,623	1,666,405
Banc of America Funding Corp. 0.715%, 05/20/36 (a)	1,378,340	570,949
Banc of America Mortgage Securities, Inc. 4.802%, 09/25/35 (a)	4,240,614	3,207,825
5.171%, 12/25/34 (a)	10,068,445	7,638,218
Bear Stearns Adjustable Rate Mortgage Trust 4.650%, 10/25/35 (a)	2,700,000	1,263,569
Citigroup Mortgage Loan Trust, Inc. 5.406%, 12/25/35 (a)	5,515,728	2,580,281
Countrywide Alternative Loan Trust 0.722%, 05/25/36 (a)	2,584,156	925,392
0.852%, 11/20/35 (a)	4,752,717	1,904,486
Crusade Global Trust 1.499%, 09/18/34 (a)	417,116	377,920
Greenpoint Mortgage Funding Trust 0.602%, 03/25/37 (a)	5,484,651	2,640,662
GSMPS Mortgage Loan Trust (144A) 0.872%, 01/25/35 (a)	1,507,767	1,213,769
GSR Mortgage Loan Trust 4.734%, 10/25/35 (a)	734,834	352,509
5.178%, 01/25/36 (a)	3,297,476	1,913,898
Harborview Mortgage Loan Trust 0.776%, 06/25/37 (a)	6,972,187	2,710,588
0.806%, 01/19/36 (a)	2,241,867	843,933
1.522%, 08/19/37 (a)	7,011,167	2,398,410
Impac Secured Assets CMN Owner Trust 0.842%, 03/25/36 (a)	2,393,042	998,761
0.872%, 08/25/36 (a)	519,593	206,332
Indymac INDA Mortgage Loan Trust 6.165%, 11/25/37 (a)	3,499,372	1,923,711

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Indymac Index Mortgage Loan Trust 0.882%, 01/25/35 (a)	$1,358,907	$705,442
5.135%, 03/25/35 (a)	1,253,559	565,130
5.836%, 08/25/37 (a)	5,559,352	2,279,813
Lehman XS Trust 0.652%, 06/25/37 (a)	5,366,513	3,716,927
Luminent Mortgage Trust 0.712%, 05/25/46 (a)	2,963,098	1,118,965
MASTR Seasoned Securities Trust 5.544%, 10/25/32 (a)	651,325	428,683
Merit Securities Corp. (144A) 2.023%, 09/28/32 (a)	622,921	447,163
Merrill Lynch Mortgage Investors, Inc. 5.041%, 05/25/34 (a)	1,066,304	871,332
Morgan Stanley Mortgage Loan Trust 0.842%, 01/25/35 (a)	1,893,086	864,361
5.002%, 06/26/36 (a)	2,965,510	1,719,432
Novastar Mortgage-Backed Notes 0.712%, 06/25/36 (a)	2,910,700	1,209,244
Prime Mortgage Trust (144A) 6.000%, 05/25/35	1,209,058	977,584
6.000%, 11/25/36	5,063,211	3,501,160
Prime Mortgage Trust (Class 1) (144A) 5.500%, 05/25/35	2,685,220	2,161,576
Prime Mortgage Trust (Class 2) (144A) 5.500%, 05/25/35	7,092,863	4,871,804
RBSGC Mortgage Pass Through Certificates 0.972%, 01/25/37 (a)	3,179,498	1,259,233
Structured Adjustable Rate Mortgage Loan Trust 5.189%, 01/25/35 (a)	1,753,850	952,898
5.629%, 09/25/35 (a)	2,854,517	1,642,946
Structured Asset Mortgage Investments, Inc. 5.403%, 08/25/35 (a)	250,258	110,066
WaMu Mortgage Pass-Through Certificates 0.792%, 12/25/45 (a)	4,585,304	1,873,355
0.802%, 11/25/45 (a)	3,276,902	1,053,014
0.812%, 07/25/45 (a)	61,873	25,867
0.812%, 10/25/45 (a)	1,900,922	780,256
5.334%, 08/25/36 (a)	6,279,742	3,461,172
5.506%, 04/25/37 (a)	2,642,916	1,465,155
5.618%, 03/25/37 (a)	3,000,467	1,465,549
5.930%, 09/25/36 (a)	1,628,705	921,673
Wells Fargo Mortgage Backed Securities Trust 4.374%, 06/25/35 (a)	385,995	296,296
4.544%, 02/25/35 (a)	4,719,780	3,627,269
5.240%, 05/25/36 (a)	1,108,152	670,163
Zuni Mortgage Loan Trust 0.652%, 06/25/36 (a)	2,115,600	2,013,636

		83,014,470

Commercial & Professional Services—0.7%
Allied Waste North America, Inc. 7.875%, 04/15/13	75,000	74,625
Corrections Corp. of America 6.250%, 03/15/13	150,000	143,625
6.750%, 01/31/14	275,000	263,312

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-178

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Commercial & Professional Services—(Continued)
DynCorp International 9.500%, 02/15/13	$2,230,000	$2,101,775
Interface, Inc. 10.375%, 02/01/10	650,000	624,000
Safety-Kleen Services, Inc. 9.250%, 06/01/08 (b) (c) (e)	250,000	0
U.S. Investigations Services, Inc. (144A) 11.750%, 05/01/16	1,440,000	1,029,600
Waste Management, Inc. 6.375%, 11/15/12	1,290,000	1,298,980

		5,535,917

Commercial Banks—1.0%
Capital One Bank USA, N.A. 5.750%, 09/15/10	50,000	49,902
Glitnir Banki Hf (144A) 6.330%, 07/28/11 (b)	720,000	77,400
6.693%, 06/15/16 (b)	1,400,000	140
HSBK Europe BV (144A) 9.250%, 10/16/13	1,690,000	912,600
ICICI Bank, Ltd. 6.375%, 04/30/22	939,000	519,079
ICICI Bank, Ltd. (144A) 6.375%, 04/30/22 (a)	1,364,000	766,923
Kaupthing Bank Hf (144A) 5.750%, 10/04/11 (b)	350,000	17,938
7.125%, 05/19/16 (b)	450,000	45
7.625%, 02/28/15 (b) (e)	5,920,000	458,800
Landsbanki Islands Hf (144A) 6.100%, 08/25/11 (b)	2,000,000	5,000
Royal Bank of Scotland Group, Plc. 7.640%, 03/31/49 (a)	500,000	112,500
Royal Bank of Scotland Group, Plc. (144A) 6.990%, 10/29/49 (a)	790,000	347,600
Santander Issuances S.A. Unipersonal (144A) 5.805%, 06/20/16 (a)	1,180,000	877,691
TuranAlem Finance BV 8.250%, 01/22/37	1,620,000	324,000
TuranAlem Finance BV (144A) 8.250%, 01/22/37	2,490,000	498,000
Wachovia Corp. 5.250%, 08/01/14	3,110,000	2,582,261

		7,549,879

Commercial Mortgage-Backed Securities—2.7%
Commercial Mortgage Asset Trust 7.350%, 01/17/32	475,000	434,184
Commercial Mortgage Pass-Through Certificates (144A)
5.447%, 07/16/34	543,391	535,886
Credit Suisse Mortgage Capital Certificates 5.552%, 02/15/39 (a)	3,270,000	2,651,187
First Union National Bank Commercial Mortgage
0.563%, 05/17/32 (a) (f)	10,461,499	111,668
JPMorgan Chase Commercial Mortgage Securities Corp.
5.814%, 06/12/43	4,960,000	3,508,382

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
LB-UBS Commercial Mortgage Trust
5.430%, 02/15/40	$7,970,000	$5,318,370
Merrill Lynch Mortgage Trust 5.657%, 05/12/39 (a)	1,890,000	1,367,176
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485%, 03/12/51 (a)	2,070,000	1,186,515
5.749%, 06/12/50 (a)	6,940,000	4,379,628
Morgan Stanley Capital I 5.692%, 04/15/49	2,240,000	1,454,237

		20,947,233

Communications Equipment—0.3%
Intelsat Corp. (144A) 9.250%, 08/15/14	2,000,000	1,880,000
Intelsat Jackson Holdings, Ltd. 11.250%, 06/15/16	500,000	485,000

		2,365,000

Construction & Engineering—0.3%
K. Hovnanian Enterprises, Inc. 11.500%, 05/01/13	3,735,000	2,600,494

Consumer Finance—0.6%
American Express Co. 6.800%, 09/01/66 (a)	3,550,000	1,712,144
SLM Corp. 5.000%, 10/01/13	1,565,000	832,217
5.000%, 04/15/15	60,000	28,200
5.050%, 11/14/14	310,000	164,099
5.375%, 05/15/14	2,955,000	1,531,275
5.625%, 08/01/33	295,000	118,070

		4,386,005

Containers & Packaging—0.0%
Graham Packaging Co., Inc. 8.500%, 10/15/12	280,000	214,900
Plastipak Holdings, Inc. (144A) 8.500%, 12/15/15	140,000	98,000
Radnor Holdings Corp. 11.000%, 03/15/10 (b)	175,000	219

		313,119

Diversified Consumer Services—0.3%
Education Management, LLC 8.750%, 06/01/14	525,000	496,125
10.250%, 06/01/16 (d)	1,885,000	1,762,475
Service Corp. International 7.500%, 04/01/27	330,000	242,550
7.625%, 10/01/18	125,000	107,500

		2,608,650

Diversified Financial Services—14.1%
AGFC Capital Trust I (144A) 6.000%, 01/15/67 (a)	815,000	73,856

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-179

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Aiful Corp. (144A) 5.000%, 08/10/10	$800,000	$280,000
American General Finance Corp. 6.900%, 12/15/17	610,000	213,797
Anadarko Finance Co. 7.500%, 05/01/31	1,500,000	1,171,576
BAC Capital Trust XIV 5.630%, 12/31/49	2,520,000	554,375
Bank of America Corp. 5.420%, 03/15/17	1,700,000	1,033,199
8.000%, 12/29/49	1,610,000	644,789
BHP Billiton Finance USA, Ltd. 6.500%, 04/01/19	2,160,000	2,188,382
BP Capital Markets, Plc. 5.250%, 11/07/13	2,780,000	2,975,565
Caterpillar Financial Services Corp. 6.200%, 09/30/13	2,290,000	2,292,198
Citigroup, Inc. 5.000%, 09/15/14	3,650,000	2,419,589
6.500%, 08/19/13	2,990,000	2,747,556
6.875%, 03/05/38	2,720,000	2,371,380
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49 (a)	500,000	185,298
Deutsche Telekom International Finance BV 5.750%, 03/23/16	820,000	804,515
Devon Financing Corp. 6.875%, 09/30/11	3,680,000	3,848,522
Diageo Capital, Plc. 7.375%, 01/15/14	3,230,000	3,548,830
El Paso Performance-Linked Trust (144A) 7.750%, 07/15/11	1,940,000	1,859,618
FMC Finance III S.A. 6.875%, 07/15/17	750,000	733,125
Ford Motor Credit Co., LLC 6.570%, 06/15/11 (d)	904,000	637,320
7.375%, 10/28/09	5,150,000	4,618,777
7.800%, 06/01/12	10,000,000	6,777,263
7.875%, 06/15/10	1,975,000	1,632,150
12.000%, 05/15/15	3,010,000	2,281,014
Gaz Capital for Gazprom (144A) 8.625%, 04/28/34	800,000	712,000
Gaz Capital S.A. (144A) 6.510%, 03/07/22	1,130,000	728,850
General Electric Capital Corp. 6.375%, 11/15/67	6,110,000	2,966,906
6.875%, 01/10/39	3,990,000	3,254,204
GMAC, LLC 5.625%, 05/15/09	1,410,000	1,334,596
GMAC, LLC (144A) 6.625%, 05/15/12	3,223,000	2,162,085
6.750%, 12/01/14	411,000	238,849
6.875%, 09/15/11 (b)	7,171,000	5,095,856
7.250%, 03/02/11 (b)	25,000	18,511
7.500%, 12/31/13 (b)	748,000	359,549
8.000%, 12/31/18 (b)	632,000	183,476
8.000%, 11/01/31 (b)	1,013,000	487,415

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Goldman Sachs Capital II 5.793%, 12/29/49	$3,880,000	$1,615,403
Hawker Beechcraft Acquisition Co., LLC 8.875%, 04/01/15	6,140,000	690,750
HSBC Finance Capital Trust IX 5.911%, 11/30/35 (a)	50,000	10,010
ILFC E-Capital Trust II (144A) 6.250%, 12/21/65 (a)	330,000	52,927
Intergas Finance BV (144A) 6.375%, 05/14/17	2,450,000	1,421,000
International Lease Finance Corp. 5.875%, 05/01/13	50,000	26,811
John Deere Capital Corp. 5.100%, 01/15/13	2,000,000	2,014,170
JPMorgan Chase & Co. 5.125%, 09/15/14	2,740,000	2,424,034
5.150%, 10/01/15	1,430,000	1,260,615
6.125%, 06/27/17	1,130,000	1,039,572
6.625%, 03/15/12	70,000	68,372
KAC Aquisition Co. (144A)
Zero Coupon, 04/26/26 (c) (e)	3,316	0
KazMunaiGaz Finance Sub BV (144A) 8.375%, 07/02/13	2,500,000	2,075,000
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (a) (b)	3,780,000	378
Lehman Brothers Holdings E-Capital Trust I 3.850%, 08/19/65 (a) (b)	1,080,000	108
Leucadia National Corp. 8.125%, 09/15/15	520,000	411,450
Level 3 Financing, Inc. 9.250%, 11/01/14	4,015,000	2,770,350
Petrobras International Finance Co. 6.125%, 10/06/16	1,190,000	1,190,000
Reed Elsevier Capital, Inc. 8.625%, 01/15/19	1,140,000	1,168,853
Resona Preferred Global Securities Cayman, Ltd. (144A)
7.191%, 12/29/49 (a)	770,000	354,200
Rio Tinto Finance USA, Ltd. 6.500%, 07/15/18	2,160,000	1,890,348
RSHB Capital S.A. for OJSC Russian Agricultural Bank (144A)
6.299%, 05/15/17	570,000	394,497
Shell International Finance BV 6.375%, 12/15/38	1,690,000	1,779,611
Shinsei Finance Cayman, Ltd. (144A) 6.418%, 01/29/49 (a)	1,100,000	187,000
Sprint Capital Corp. 6.900%, 05/01/19	30,000	21,150
8.375%, 03/15/12	1,725,000	1,552,500
8.750%, 03/15/32	160,000	107,200
SunTrust Capital VIII 6.100%, 12/01/66 (a)	650,000	364,403
Telecom Italia Capital S.A. 5.250%, 10/01/15	2,100,000	1,770,623
6.999%, 06/04/18	560,000	507,577
TNK-BP Finance S.A. (144A) 6.625%, 03/20/17	670,000	442,200

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-180

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
TNK-BP Finance S.A. (144A) 7.500%, 07/18/16	$1,080,000	$783,000
7.875%, 03/13/18	2,440,000	1,708,000
Tyco International Finance S.A. 6.000%, 11/15/13	2,660,000	2,502,685
Verizon Wireless Capital, LLC (144A) 8.500%, 11/15/18	220,000	251,311
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications (144A)
8.375%, 04/30/13	1,950,000	1,413,750
Virgin Media Finance, Plc. 9.125%, 08/15/16	7,780,000	7,235,400
Wells Fargo Capital X 5.950%, 12/15/36	930,000	627,750
Wells Fargo Capital XV 9.750%, 12/31/49 (d)	3,300,000	2,409,000
Wind Acquisition Finance S.A. (144A) 10.750%, 12/01/15	960,000	950,400

		108,927,399

Diversified Telecommunication Services—3.0%
AT&T, Inc. 5.500%, 02/01/18	1,820,000	1,759,858
5.800%, 02/15/19	320,000	313,258
6.550%, 02/15/39	2,210,000	2,004,430
Embarq Corp. 6.738%, 06/01/13	3,550,000	3,310,375
Frontier Communications Corp. 7.125%, 03/15/19	165,000	129,525
7.875%, 01/15/27	250,000	168,750
Nordic Telephone Co. Holdings ApS (144A) 8.875%, 05/01/16	1,070,000	1,000,450
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	4,613,000	3,990,245
Royal KPN NV 8.000%, 10/01/10	990,000	1,024,209
Verizon Communications, Inc. 5.500%, 02/15/18	970,000	923,755
8.950%, 03/01/39	1,910,000	2,194,961
Verizon Florida, LLC 6.125%, 01/15/13 (d)	70,000	70,454
Verizon New York, Inc. 6.875%, 04/01/12	1,820,000	1,864,150
Windstream Corp. 8.625%, 08/01/16	4,560,000	4,480,200

		23,234,620

Electric Utilities—2.0%
Duke Energy Carolinas, LLC 5.625%, 11/30/12	370,000	391,181
Edison Mission Energy 7.000%, 05/15/17	390,000	284,700
7.200%, 05/15/19	5,780,000	4,017,100
7.625%, 05/15/27	190,000	114,000
Energy Future Holdings Corp. 5.550%, 11/15/14	420,000	156,277
11.250%, 11/01/17	18,230,000	7,702,175

Security Description	Par Amount	Value

Electric Utilities—(Continued)
Exelon Corp. 5.625%, 06/15/35	$595,000	$397,459
FirstEnergy Corp. 6.450%, 11/15/11	770,000	770,698
7.375%, 11/15/31	1,645,000	1,338,658

		15,172,248

Electronic Equipment, Instruments & Components—0.0%
NXP BV 9.500%, 10/15/15	65,000	7,150

Energy Equipment & Services—1.3%
Baker Hughes, Inc. 7.500%, 11/15/18	2,070,000	2,352,555
Cie Generale de Geophysique-Veritas 7.500%, 05/15/15	115,000	90,850
7.750%, 05/15/17	480,000	367,200
Kinder Morgan Energy Partners, L.P. 5.850%, 09/15/12	190,000	187,632
6.000%, 02/01/17	1,410,000	1,324,241
6.750%, 03/15/11	680,000	693,429
6.950%, 01/15/38	2,600,000	2,224,833
7.125%, 03/15/12	20,000	20,467
Pride International, Inc. 7.375%, 07/15/14	700,000	689,500
Smith International, Inc. 9.750%, 03/15/19	1,680,000	1,754,873
Transocean, Inc. 5.250%, 03/15/13	320,000	320,804

		10,026,384

Federal Agencies—19.7%
Farmer Mac Guaranteed Notes Trust 5.125%, 04/19/17	3,400,000	3,716,472
Federal Home Loan Bank 5.500%, 07/15/36	2,690,000	3,071,776
Federal Home Loan Mortgage Corp.
5.000%, 12/01/34	127,800	132,220
5.500%, 10/01/35	1,331,392	1,384,505
5.500%, 07/01/37	1,752,495	1,820,391
5.500%, 12/01/37	3,379,639	3,510,640
5.762%, 02/01/37 (a)	1,115,172	1,158,968
5.932%, 05/01/37 (a)	2,775,755	2,887,878
11.565%, 06/15/21 (a) (f)	65	1,436
Federal National Mortgage Association
5.000%, 08/01/34	307,380	317,923
5.000%, 03/01/35	262,706	271,716
5.000%, 05/01/35	701,745	725,703
5.000%, 06/01/35	11,565,959	11,962,635
5.000%, 08/01/35	213,395	220,680
5.000%, 02/01/36	14,369,471	14,860,054
5.000%, 07/01/38	9,435,092	9,746,362
5.000%, TBA	25,300,000	26,106,438
5.137%, 10/01/35 (a)	915,806	929,331
5.500%, 04/01/36	7,843,424	8,101,693

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-181

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
5.500%, 11/01/36	$3,797,377	$3,946,008
5.500%, 01/01/37	5,970,998	6,204,707
5.500%, 08/01/37	2,519,780	2,620,768
6.000%, 10/01/36	12,413,860	12,988,607
6.000%, 07/01/37	879,120	919,223
6.000%, 09/01/37	615,914	644,010
6.000%, TBA	800,000	837,250
6.500%, 03/01/26	14,850	15,836
6.500%, 03/01/36	812,333	856,750
6.500%, 08/01/36	803,239	847,158
6.500%, 10/01/36	515,782	543,984
6.500%, 12/01/36	374,991	395,494
6.500%, 05/01/37	942,394	993,869
6.500%, 07/01/37	944,837	996,445
6.500%, 08/01/37	444,619	468,904
6.500%, 09/01/37	1,915,946	2,020,597
6.500%, 10/01/37	2,528,524	2,666,635
7.000%, 05/01/26	3,344	3,612
7.500%, 12/01/29	3,882	4,213
7.500%, 06/01/30	6,219	6,733
7.500%, 08/01/30	1,143	1,237
7.500%, 11/01/30	26,585	28,786
7.500%, 02/01/31	1,876	2,031
8.000%, 08/01/27	4,383	4,770
8.000%, 01/01/31	120,608	131,760
8.500%, 08/01/19	82,210	88,865
10.400%, 04/25/19	2,587	2,810
Government National Mortgage Association
5.500%, TBA	9,800,000	10,182,837
6.000%, TBA	11,000,000	11,486,193

		150,836,913

Food & Staples Retailing—0.8%
CVS Caremark Corp. 6.600%, 03/15/19	2,090,000	2,106,540
CVS Pass-Through Trust (144A)
6.943%, 01/10/30	2,080,828	1,586,402
Dollar General Corp. 10.625%, 07/15/15	1,430,000	1,426,425
11.875%, 07/15/17 (d)	685,000	673,013
Safeway, Inc. 7.250%, 02/01/31	50,000	53,603

		5,845,983

Food Products—0.5%
Alliance One International, Inc.
11.000%, 05/15/12	1,480,000	1,376,400
Dole Food Co., Inc.
7.250%, 06/15/10	2,535,000	2,332,200
8.875%, 03/15/11	150,000	127,875

		3,836,475

Security Description	Par Amount	Value

Foreign Government—0.6%
Mexico Government International Bond
5.625%, 01/15/17 (d)	$1,260,000	$1,232,280
5.875%, 01/15/14	760,000	785,840
6.750%, 09/27/34	851,000	801,472
Region of Lombardy Italy 5.804%, 10/25/32	925,000	978,270
Russian Federation 11.000%, 07/24/18	590,000	770,127

		4,567,989

Gas Utilities—0.3%
El Paso Natural Gas Co. 8.375%, 06/15/32	590,000	561,342
Suburban Propane Partners, L.P.
6.875%, 12/15/13	1,682,000	1,597,900

		2,159,242

Government Agency—0.8%
Tennessee Valley Authority 5.980%, 04/01/36	2,320,000	2,641,673
Virginia Housing Development Authority 6.000%, 06/25/34	3,656,137	3,428,652

		6,070,325

Health Care Equipment & Supplies—0.5%
Roche Holdings, Inc. (144A)
6.000%, 03/01/19	3,520,000	3,603,439

Health Care Providers & Services—3.3%
Community Health Systems, Inc. 8.875%, 07/15/15	965,000	911,925
DaVita, Inc. 6.625%, 03/15/13	405,000	392,850
HCA, Inc. 6.250%, 02/15/13	1,143,000	857,250
6.375%, 01/15/15	4,595,000	3,009,725
9.125%, 11/15/14	90,000	84,600
9.250%, 11/15/16	690,000	627,900
9.625%, 11/15/16	6,651,000	5,304,172
Humana, Inc. 7.200%, 06/15/18	540,000	456,324
Tenet Healthcare Corp. 6.875%, 11/15/31	95,000	47,025
7.375%, 02/01/13	325,000	258,375
9.875%, 07/01/14	5,825,000	4,543,500
Tenet Healthcare Corp. (144A) 9.000%, 05/01/15	1,297,000	1,251,605
10.000%, 05/01/18	1,297,000	1,254,847
U.S. Oncology Holdings, Inc. 6.904%, 03/15/12 (a)	5,388,000	3,232,800
UnitedHealth Group, Inc. 6.000%, 02/15/18	520,000	499,595
Vanguard Health Holdings Co. I, LLC 0/11.250%, 10/01/15 (h)	900,000	747,000

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-182

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Health Care Providers & Services—(Continued)
Vanguard Health Holdings Co. II, LLC 9.000%, 10/01/14	$1,295,000	$1,142,838
WellPoint, Inc. 5.875%, 06/15/17	130,000	122,210
7.000%, 02/15/19	630,000	630,340

		25,374,881

Hotels, Restaurants & Leisure—0.5%
Boyd Gaming Corp. 6.750%, 04/15/14	100,000	58,000
Caesars Entertainment, Inc. 8.125%, 05/15/11 (d)	6,070,000	1,972,750
Carrols Corp. 9.000%, 01/15/13	205,000	176,300
Inn of the Mountain Gods Resort & Casino 12.000%, 11/15/10 (d)	1,025,000	107,625
MGM MIRAGE 6.750%, 09/01/12 (d)	320,000	112,000
7.625%, 01/15/17 (d)	385,000	136,675
Station Casinos, Inc. 6.500%, 02/01/14 (d)	125,000	6,250
7.750%, 08/15/16 (d)	2,870,000	660,100
Turning Stone Resort Casino Enterprise (144A) 9.125%, 12/15/10	275,000	214,500

		3,444,200

Household Durables—0.5%
Norcraft Cos., L.P. 9.000%, 11/01/11	4,635,000	3,939,750
Norcraft Holdings, L.P. 9.750%, 09/01/12 (h)	225,000	177,750

		4,117,500

Independent Power Producers & Energy Traders—2.5%
Mirant Mid Atlantic Pass Through Trust 10.060%, 12/30/28	2,893,654	2,748,972
Mirant North America, LLC 7.375%, 12/31/13	400,000	362,000
NRG Energy, Inc. 7.250%, 02/01/14	155,000	145,700
7.375%, 02/01/16	8,790,000	8,174,700
SemGroup, L.P. (144A) 8.750%, 11/15/15 (b)	1,125,000	39,375
The AES Corp. 7.750%, 03/01/14	35,000	31,325
7.750%, 10/15/15	520,000	453,700
8.000%, 10/15/17	6,850,000	5,873,875
8.875%, 02/15/11	150,000	147,750
9.375%, 09/15/10	403,000	396,955
The AES Corp. (144A) 8.000%, 06/01/20	620,000	502,200

		18,876,552

Security Description	Par Amount	Value

Industrial Conglomerates—0.4%
Corporacion Andina de Fomento 6.875%, 03/15/12	$2,900,000	$2,857,295

Insurance—0.4%
American International Group, Inc. 5.850%, 01/16/18	350,000	137,026
6.250%, 03/15/37	760,000	60,800
American International Group, Inc. (144A) 8.250%, 08/15/18	1,930,000	825,839
The Travelers Cos., Inc. 6.250%, 03/15/67 (a)	4,400,000	2,334,913

		3,358,578

Internet Software & Services—0.0%
Expedia, Inc. (144A) 8.500%, 07/01/16	140,000	119,000

IT Services—0.5%
First Data Corp. 9.875%, 09/24/15 (d)	1,000,000	585,000
SunGard Data Systems, Inc. 10.250%, 08/15/15	4,120,000	2,884,000

		3,469,000

Leisure Equipment & Products—0.0%
Seneca Gaming Corp. 7.250%, 05/01/12	225,000	143,719

Marine—0.1%
Overseas Shipholding Group, Inc. 7.500%, 02/15/24	340,000	200,600
Teekay Corp. 8.875%, 07/15/11	650,000	624,000

		824,600

Media—4.3%
Affinion Group, Inc. 10.125%, 10/15/13	500,000	380,000
11.500%, 10/15/15	1,790,000	1,109,800
Cablevision Systems Corp. 8.000%, 04/15/12	1,210,000	1,176,725
CCH I, LLC 11.000%, 10/01/15 (b) (d)	2,984,000	320,780
Cengage Learning Aquisitions, Inc. (144A) 10.500%, 01/15/15	4,190,000	2,147,375
Charter Communications Operating, LLC (144A)
8.000%, 04/30/12 (b)	1,560,000	1,427,400
10.875%, 09/15/14 (b)	9,995,000	9,695,150
Clear Channel Communications, Inc. 6.250%, 03/15/11	1,130,000	226,000
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	50,000	53,471
Comcast Cable Communications, LLC 8.875%, 05/01/17	600,000	650,533

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-183

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Media—(Continued)
Comcast Corp. 5.875%, 02/15/18	$170,000	$161,635
6.500%, 01/15/15	1,890,000	1,879,359
6.500%, 01/15/17	130,000	128,689
CSC Holdings, Inc. 6.750%, 04/15/12	350,000	336,875
CSC Holdings, Inc. (144A) 8.500%, 06/15/15	2,375,000	2,321,562
Dex Media West, LLC 8.500%, 08/15/10 (d)	1,170,000	585,000
DirecTV Holdings, LLC 8.375%, 03/15/13	162,000	163,823
EchoStar DBS Corp. 6.625%, 10/01/14	320,000	286,400
7.750%, 05/31/15	4,595,000	4,227,400
Idearc, Inc.
8.000%, 11/15/16 (b) (d)	8,740,000	229,425
News America, Inc.
6.650%, 11/15/37	100,000	74,934
R.H. Donnelley Corp.
6.875%, 01/15/13	225,000	12,375
8.875%, 01/15/16	225,000	12,938
Time Warner Cable, Inc.
5.850%, 05/01/17	2,650,000	2,375,714
8.250%, 04/01/19	990,000	1,017,346
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	510,000	482,469
Time Warner, Inc.
6.875%, 05/01/12	1,270,000	1,292,606
7.625%, 04/15/31	50,000	44,676
7.700%, 05/01/32	30,000	26,977

		32,847,437

Metals & Mining—2.1%
Alcoa, Inc.
6.000%, 07/15/13	1,840,000	1,468,624
Barrick Gold Corp.
6.950%, 04/01/19	680,000	683,103
Evraz Group S.A.
8.875%, 04/24/13	1,200,000	762,732
Evraz Group S.A. (144A)
8.875%, 04/24/13	2,109,000	1,339,215
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/17	3,315,000	3,099,525
Novelis, Inc.
7.250%, 02/15/15	4,895,000	1,958,000
Ryerson, Inc. (144A)
12.000%, 11/01/15	1,800,000	1,021,500
Steel Dynamics, Inc.
7.375%, 11/01/12	550,000	429,000
Steel Dynamics, Inc. (144A) 7.750%, 04/15/16	3,300,000	2,260,500
Vale Overseas, Ltd.
6.875%, 11/21/36	2,750,000	2,374,732

Security Description	Par Amount	Value

Metals & Mining—(Continued)
Vedanta Resources, Plc. (144A) 8.750%, 01/15/14	$1,210,000	$895,400

		16,292,331

Multi-Utilities—1.2%
Dominion Resources, Inc.
5.700%, 09/17/12	1,350,000	1,376,270
8.875%, 01/15/19	1,570,000	1,777,389
Dynegy Holdings, Inc.
7.125%, 05/15/18	115,000	60,950
7.750%, 06/01/19	4,075,000	2,648,750
Dynegy-Roseton Danskammer Pass-Through Trust
7.670%, 11/08/16	500,000	378,750
Pacific Gas & Electric Co.
5.625%, 11/30/17	1,480,000	1,498,994
5.800%, 03/01/37	430,000	408,915
6.050%, 03/01/34	770,000	753,479

		8,903,497

Multiline Retail—0.3%
The Neiman Marcus Group, Inc.
7.125%, 06/01/28	3,810,000	1,524,000
9.000%, 10/15/15	3,185,000	1,023,181

		2,547,181

Office Electronics—0.0%
Xerox Corp.
6.400%, 03/15/16	360,000	274,486

Oil, Gas & Consumable Fuels—6.1%
Anadarko Petroleum Corp.
6.450%, 09/15/36	910,000	636,058
8.700%, 03/15/19	1,700,000	1,700,823
Apache Corp.
5.250%, 04/15/13	680,000	704,186
5.625%, 01/15/17 (d)	2,620,000	2,682,888
Belden & Blake Corp.
8.750%, 07/15/12	1,450,000	1,007,750
Chesapeake Energy Corp.
6.250%, 01/15/18	25,000	19,500
6.375%, 06/15/15	425,000	358,063
6.500%, 08/15/17	450,000	366,750
6.875%, 01/15/16	2,250,000	1,890,000
6.875%, 11/15/20	2,420,000	1,893,650
9.500%, 02/15/15	1,395,000	1,356,637
ConocoPhillips
6.500%, 02/01/39	1,940,000	1,892,423
ConocoPhillips Holding Co.
6.950%, 04/15/29	1,230,000	1,224,693
El Paso Corp.
7.000%, 06/15/17	2,410,000	2,052,551
7.375%, 12/15/12 (d)	50,000	46,478
7.750%, 01/15/32	179,000	133,362
7.800%, 08/01/31	45,000	33,624
7.875%, 06/15/12 (d)	575,000	546,914

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-184

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
El Paso Corp. 8.250%, 02/15/16	$4,255,000	$3,978,425
Enterprise Products Operating, LLC
9.750%, 01/31/14	2,630,000	2,889,852
Exco Resources, Inc.
7.250%, 01/15/11	960,000	744,000
Hess Corp.
6.650%, 08/15/11	2,330,000	2,376,747
7.300%, 08/15/31	960,000	835,110
7.875%, 10/01/29	240,000	217,205
8.125%, 02/15/19	440,000	453,583
Kerr-McGee Corp.
6.950%, 07/01/24	500,000	383,129
7.875%, 09/15/31	2,270,000	1,846,500
Noble Energy, Inc.
8.250%, 03/01/19	1,960,000	2,007,612
Occidental Petroleum Corp.
7.000%, 11/01/13	2,650,000	2,958,714
OPTI Canada, Inc.
7.875%, 12/15/14	430,000	188,125
8.250%, 12/15/14	310,000	138,725
Peabody Energy Corp.
6.875%, 03/15/13	120,000	117,000
Pemex Project Funding Master Trust
6.625%, 06/15/35	410,000	293,150
Quicksilver Resources, Inc.
7.125%, 04/01/16	250,000	118,750
SandRidge Energy, Inc.
8.625%, 04/01/15	2,000,000	1,300,000
Valero Energy Corp.
4.750%, 06/15/13	50,000	45,552
VeraSun Energy Corp.
9.875%, 12/15/12 (b)	800,000	768,000
Whiting Peteroleum Corp.
7.000%, 02/01/14	205,000	153,750
7.250%, 05/01/12	300,000	246,750
Williams Cos., Inc.
7.125%, 09/01/11	50,000	49,750
7.500%, 01/15/31	925,000	730,750
7.625%, 07/15/19	125,000	116,875
7.750%, 06/15/31	1,410,000	1,142,100
7.875%, 09/01/21	1,091,000	1,009,175
8.750%, 03/15/32	455,000	412,913
XTO Energy, Inc.
5.650%, 04/01/16	2,190,000	2,090,081
6.250%, 08/01/17	20,000	19,505
6.500%, 12/15/18	280,000	278,179
6.750%, 08/01/37	200,000	182,023
7.500%, 04/15/12	390,000	408,463

		47,046,843

Paper & Forest Products—0.6%
Abitibi-Consolidated Co. of Canada (144A)
13.750%, 04/01/11 (a) (b)	1,580,000	1,358,800
Appleton Papers, Inc.
9.750%, 06/15/14 (d)	4,280,000	770,400

Security Description	Par Amount	Value

Paper & Forest Products—(Continued)
NewPage Corp.
7.420%, 05/01/12 (a)	$1,090,000	$348,800
10.000%, 05/01/12	5,080,000	1,765,300
Weyerhaeuser Co.
6.750%, 03/15/12	680,000	654,087

		4,897,387

Pharmaceuticals—1.0%
Abbott Laboratories
5.600%, 11/30/17	3,150,000	3,328,882
Pfizer, Inc.
6.200%, 03/15/19	3,150,000	3,357,012
Wyeth
5.500%, 03/15/13 (a)	50,000	52,057
5.950%, 04/01/37	1,190,000	1,120,666

		7,858,617

Real Estate Investment Trusts—0.4%
Boston Properties, L.P.
6.250%, 01/15/13	65,000	54,562
iStar Financial, Inc.
5.150%, 03/01/12	50,000	18,000
Ventas Realty, L.P.
9.000%, 05/01/12	3,050,000	3,042,375

		3,114,937

Real Estate Management & Development—0.1%
Realogy Corp.
10.500%, 04/15/14	660,000	184,800
11.000%, 04/15/14	575	95
12.375%, 04/15/15	1,400,000	238,000

		422,895

Road & Rail—1.0%
Kansas City Southern de Mexico S.A. de C.V. (144A)
12.500%, 04/01/16	4,400,000	4,202,000
The Hertz Corp.
10.500%, 01/01/16 (d)	7,170,000	3,118,950

		7,320,950

Semiconductors & Semiconductor Equipment—0.0%
Freescale Semiconductor, Inc.
8.875%, 12/15/14	120,000	25,200
10.125%, 12/15/16	50,000	9,000
Sensata Technologies BV
8.000%, 05/01/14	910,000	273,000

		307,200

Specialty Retail—0.1%
Blockbuster, Inc. 9.000%, 09/01/12 (d)	1,490,000	670,500
Limited Brands, Inc. 6.950%, 03/01/33	60,000	32,359

		702,859

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-185

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Textiles, Apparel & Luxury Goods—0.0%
Oxford Industries, Inc. 8.875%, 06/01/11	$120,000	$87,600

Thrifts & Mortgage Finance—0.0%
Countrywide Home Loans, Inc. 4.000%, 03/22/11	75,000	66,742

Tobacco—0.5%
Altria Group, Inc. 9.700%, 11/10/18	2,930,000	3,189,305
Reynolds American, Inc. 6.750%, 06/15/17	575,000	490,873

		3,680,178

Trading Companies & Distributors—0.4%
H&E Equipment Services, Inc. 8.375%, 07/15/16	500,000	315,000
RSC Equipment Rental, Inc. 9.500%, 12/01/14 (d)	5,250,000	2,572,500

		2,887,500

U.S. Treasury—8.3%
U.S. Treasury Bonds 3.500%, 02/15/39	7,520,000	7,430,738
5.500%, 08/15/28 (d) (i)	14,680,000	18,526,615
U.S. Treasury Inflation Indexed Bonds (TII) 1.750%, 01/15/28 (d) (i)	8,807,473	8,433,155
2.000%, 01/15/26 (d) (i)	1,499,761	1,482,888
2.375%, 01/15/27 (i)	4,276,382	4,466,147
2.500%, 01/15/29 (d)	6,676,607	7,229,510
U.S. Treasury Inflation Indexed Notes (TII) 2.000%, 01/15/16 (d)	4,350,369	4,487,676
2.500%, 07/15/16	700,398	748,550
2.625%, 07/15/17	1,945,545	2,112,741
U.S. Treasury Notes 2.375%, 03/31/16	7,520,000	7,568,760
2.750%, 02/15/19	571,000	574,123
4.750%, 05/31/12	640,000	709,750

		63,770,653

Wireless Telecommunication Services—0.3%
America Movil S.A.B. de C.V. 5.625%, 11/15/17	880,000	798,059
American Tower Corp. 7.500%, 05/01/12	150,000	150,750
New Cingular Wireless Services, Inc. 8.750%, 03/01/31	50,000	54,833
Nextel Communications, Inc. 6.875%, 10/31/13	1,295,000	738,150
7.375%, 08/01/15	800,000	424,000
Rogers Communications, Inc. 6.800%, 08/15/18	430,000	429,775

		2,595,567

Security Description	Par Amount	Value

Yankee—0.1%
Methanex Corp. 8.750%, 08/15/12	$225,000	$196,313
Morgan Stanley Bank AG for OAO Gazprom 9.625%, 03/01/13	170,000	162,146
Smurfit Kappa Treasury Funding, Ltd. 7.500%, 11/20/25	275,000	155,375
TNK-BP Finance S.A. 7.500%, 07/18/16	108,000	75,600

		589,434

Total Fixed Income (Identified Cost $1,055,252,649)		791,431,792

Term Loans—0.2%

IT Services—0.2%
First Data Corp. 7.960%, 09/24/14 (a)	2,370,000	1,591,751

Total Term Loans (Identified Cost $2,275,200)		1,591,751

Preferred Stock—0.1%
Security Description	Shares	Value

Diversified Financial Services—0.1%
Preferred Blocker, Inc. (144A)	2,564	510,477
TCR Holdings (Class B) (e) (g)	840	1
TCR Holdings (Class C) (c) (e) (g)	462	0
TCR Holdings (Class D) (e) (g)	1,219	1
TCR Holdings (Class E) (e) (g)	2,521	3

		510,482

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp.	117,175	53,901
Federal National Mortgage Association	84,850	60,243
Federal National Mortgage Association (144A) (d)	3,400	2,380

		116,524

Total Preferred Stock (Identified Cost $5,784,105)		627,006

Common Stock—0.0%

Chemicals—0.0%
Applied Extrusion Technologies, Inc. (Class B) (g)	2,424	5,454

Total Common Stock (Identified Cost $98,629)		5,454

Warrants—0.0%

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. (144A) (c) (e) (g)	125	0

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-186

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Warrants—(Continued)

Security Description	Shares	Value

Yankee—0.0%
Republic of Venezuela (g)	3,750	$65,625

Total Warrants (Identified Cost $40,147)		65,625

Fixed Income-Convertible—0.0%
Security Description	Par Amount	Value

Automobiles—0.0%
Ford Motor Co. 4.250%, 12/15/36	$170,000	59,288

Total Fixed Income—Convertible (Identified Cost $170,000)		59,288

Short Term Investments—5.1%
Security Description	Shares/Par Amount	Value

Mutual Funds—4.1%
State Street Navigator Securities Lending Prime Portfolio (j)	30,859,852	30,859,852

Repurchase Agreement—1.0%
JPMorgan Tri-Party Repurchase Agreement dated 03/31/09 at 0.120% to be repurchased at $7,800,026 on 04/01/09, collateralized by $7,994,000 Federal National Mortgage Association due 12/31/09 with a value of $7,956,000.	$7,800,000	7,800,000

Total Short Term Investments (Identified Cost $38,659,852)		38,659,852

Total Investments—108.4% (Identified Cost $1,102,280,582) (k)		832,440,768
Liabilities in excess of other assets		(64,226,301)

Net Assets—100%		$768,214,467

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2009.
(b)	Non-Income Producing; Defaulted Bond.
(c)	Zero Valued Security.
(d)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $30,012,611 and the collateral received consisted of cash in the amount of $30,859,852. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(g)	Non-Income Producing.
(h)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. Rate disclosed is as of March 31, 2009.
(i)	All or a portion of the security was pledged as collateral against open futures contracts.
(j)	Represents investment of cash collateral received from securities lending transactions.
(k)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $1,102,280,582 and the composition of unrealized appreciation and depreciation of investment securities was $13,333,002 and $(283,172,816), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2009, the market value of 144A securities was $92,456,341, which is 12.0% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2009	Unrealized Appreciation/ Depreciation
90 Day Eurodollar Futures	9/14/2009	10	$2,399,325	$2,472,625	$73,300
90 Day Eurodollar Futures	6/15/2009	10	2,402,700	2,472,500	69,800
German Euro Bund Futures	6/8/2009	126	20,656,184	20,790,061	133,877
U.S. Treasury Notes 2 Year Futures	6/30/2009	353	76,571,307	76,915,391	344,084
U.S. Treasury Notes 10 Year Futures	6/19/2009	515	62,789,130	63,900,234	1,111,104

Futures Contracts-Short
U.S. Treasury Bond Futures	6/19/2009	(130)	(16,400,243)	(16,861,406)	(461,163)
U.S. Treasury Notes 5 Year Futures	6/30/2009	(178)	(20,966,894)	(21,140,281)	(173,387)
U.S. Treasury Notes 10 Year Futures	6/19/2009	(24)	(2,899,548)	(2,977,875)	(78,327)

Net Unrealized Appreciation					$1,019,288

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-187

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Options Written
Options Written-Calls	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 3/31/2009	Unrealized Appreciation/ Depreciation
Eurodollar Futures 97.625 Call	9/14/2009	(10)	$(7,700)	$(32,625)	$(24,925)
U.S. Treasury Notes 10 Year Futures 124 Call	4/24/2009	(98)	(79,184)	(108,719)	(29,535)

Options Written-Puts
U.S. Treasury Bond Futures 121 Put	5/22/2009	(154)	(507,120)	(81,813)	425,307

Net Unrealized Appreciation					$370,847

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$30,859,853	$1,390,135
Level 2—Other Significant Observable Inputs	799,459,026	0
Level 3—Significant Unobservable Inputs	2,121,889	0

Total	$832,440,768	$1,390,135

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments In Securities	Other Financial Instruments*
Balance as of December 31, 2008	$1,987,664	$0
Transfers In (Out) of Level 3	0	0
Accrued discounts/premiums	25,197	0
Realized Gain (Loss)	240	0
Change in unrealized appreciation (depreciation)	114,788	0
Net Purchases (Sales)	(6,000)	0

Balance as of March 31, 2009	$2,121,889	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-188

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—103.9% of Net Assets

Security Description	Par Amount	Value

Asset Backed—3.5%
AAMES Mortgage Investment Trust (144A) 0.672%, 08/25/35 (a)	$111,663	$103,495
ACE Securities Corp. 0.652%, 02/25/31 (a)	3,623,890	2,174,418
Bayview Financial Aquisition Trust 0.913%, 08/28/44 (a)	52,345	45,970
Bayview Financial Asset Trust (144A) 1.122%, 12/25/39 (a)	731,151	409,065
Bear Stearns Asset Backed Securities Trust 0.632%, 10/25/36 (a)	1,291,457	1,136,689
0.872%, 09/25/34 (a)	2,721,441	2,380,743
Bravo Mortgage Asset Trust (144A) 0.652%, 07/25/36 (a)	84,335	84,042
Carrington Mortgage Loan Trust 0.682%, 10/25/36 (a)	1,200,000	425,668
Compucredit Acquired Portfolio Voltage Master Trust (144A)
0.726%, 09/15/18 (a)	4,016,346	1,605,896
Countrywide Home Equity Loan Trust 0.696%, 12/25/31 (a)	4,508,354	1,166,445
0.836%, 02/15/34 (a)	638,824	288,036
0.846%, 02/15/34 (a)	425,717	172,546
0.926%, 12/15/28 (a)	434,935	329,817
1.106%, 08/15/37 (a)	744,576	376,815
EMC Mortgage Loan Trust (144A) 0.972%, 12/25/42 (a)	190,462	134,106
Fremont Home Loan Trust 0.622%, 08/25/36 (a)	733,087	559,080
GMAC Mortgage Corp. Loan Trust 0.702%, 07/25/36 (a)	1,645,328	439,977
0.732%, 11/25/36 (a)	8,849,627	2,588,848
Green Tree (144A) 8.970%, 04/25/38	10,600,000	7,730,593
GSAMP Trust 0.612%, 07/05/36 (a)	1,692,220	378,352
GSR Mortgage Loan Trust 0.792%, 11/25/30 (a)	1,961,080	251,284
Indymac Seconds Asset Backed Trust 0.652%, 06/25/36 (a)	5,621,600	808,170
Lehman XS Trust 0.612%, 02/25/37 (a)	3,419,114	2,777,578
0.642%, 06/25/37 (a)	4,302,251	3,018,012
Morgan Stanley Mortgage Loan Trust 0.612%, 09/25/46 (a)	579,513	458,431
0.642%, 10/25/36 (a)	1,846,205	1,680,666
0.672%, 03/25/36 (a)	3,247,107	653,131
Natixis Real Estate Capital Trust 0.652%, 07/25/37 (a)	590,584	351,669
Nelnet Student Loan Trust 2.639%, 04/25/24 (a)	2,490,000	2,162,487
Option One Mortgage Loan Trust 1.102%, 06/25/33 (a)	229,429	116,730
Ownit Mortgage Loan Asset Backed Certificates
5.290%, 12/25/36 (a)	2,841,291	1,832,899
RAAC Series (144A) 0.792%, 05/25/36 (a)	4,185,407	2,775,730

Security Description	Par Amount	Value

Asset Backed—(Continued)
SACO I, Inc. 0.652%, 06/25/36 (a)	$4,311,665	$290,450
0.672%, 04/25/36 (a)	1,570,221	239,675
0.772%, 07/25/35 (a)	78,119	64,396
0.782%, 06/25/36 (a)	57,479	27,326
SLM Student Loan Trust 1.149%, 07/25/17 (a)	2,997,854	2,993,142
1.169%, 10/25/17 (a)	405,569	405,183
Soundview Home Equity Loan Trust 5.645%, 10/25/36 (a)	4,180,000	3,801,390
Structured Asset Securities Corp. (144A) 0.632%, 02/25/36 (a)	3,088,391	401,229

		47,640,179

Collateralized-Mortgage Obligation—7.6%
American Home Mortgage Assets 0.712%, 11/25/36 (a)	4,572,606	1,759,047
0.712%, 09/25/46 (a)	1,683,152	646,664
Banc of America Funding Corp. 4.187%, 06/20/35 (a)	679,144	294,037
5.791%, 10/25/36 (a)	458,532	371,525
Banc of America Mortgage Securities, Inc. 5.013%, 07/25/35 (a)	454,486	347,310
Bear Stearns Alt-A Trust 5.994%, 05/25/36 (a)	3,104,516	1,570,451
Citigroup Mortgage Loan Trust, Inc. 4.700%, 12/25/35 (a)	843,097	631,931
Countrywide Alternative Loan Trust 0.712%, 09/25/46 (a)	794,574	284,447
0.745%, 07/25/36 (a)	7,547,600	2,713,704
0.775%, 07/20/35 (a)	2,376,270	958,068
0.792%, 11/25/35 (a)	483,425	223,420
0.812%, 05/25/34 (a)	7,925,413	4,419,667

1.622%, 02/25/36 (a)	3,248,629	1,039,121
Deutsche Mortgage Securities, Inc. (144A) 5.103%, 06/26/35 (a)	4,670,000	2,513,784
First Horizon Alternative Mortgage Securities 0.892%, 02/25/37 (a)	694,849	310,967
GMAC Mortgage Corp. Loan Trust 5.486%, 11/19/35 (a)	1,897,584	993,509
Greenpoint Mortgage Funding Trust 0.602%, 03/25/37 (a)	877,544	422,506
GSMPS Mortgage Loan Trust (144A) 5.383%, 06/25/34 (a)	7,972,515	3,326,224
GSR Mortgage Loan Trust 5.259%, 04/25/35 (a)	1,789,778	935,356
Harborview Mortgage Trust 0.706%, 03/19/38 (a)	895,071	315,115
0.736%, 11/19/46 (a)	311,056	120,144
0.756%, 10/19/37 (a)	789,317	297,778
Impac Secured Assets CMN Owner Trust 0.842%, 03/25/36 (a)	9,320,487	3,890,004
JPMorgan Mortgage Trust 4.588%, 07/25/34 (a)	1,449,881	1,205,326

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-189

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Lehman XS Trust 0.652%, 06/25/37 (a)	$795,039	$550,656
Luminent Mortgage Trust 0.712%, 05/25/46 (a)	5,824,021	2,199,344
MASTR Adjustable Rate Mortgages Trust 0.722%, 05/25/47 (a)	11,882,073	4,162,449
2.623%, 12/25/46 (a)	10,827,467	2,379,336
5.199%, 02/25/34 (a)	522,583	309,912
5.580%, 12/25/34 (a)	41,809	24,055
MASTR Reperforming Loan Trust (144A) 0.872%, 05/25/35 (a)	719,528	443,373
5.307%, 05/25/35 (a)	8,354,030	6,674,620
5.893%, 05/25/36 (a)	6,886,900	5,126,436
Merrill Lynch Mortgage Investors, Inc. 0.792%, 04/25/35 (a)	133,235	54,988
Morgan Stanley Mortgage Loan Trust 0.592%, 06/25/36 (a)	2,904,613	2,390,244
5.002%, 06/26/36 (a)	5,233,253	3,034,292
5.085%, 07/25/35 (a)	664,808	354,408
5.373%, 10/25/34 (a)	380,097	218,562
Novastar Mortgage-Backed Notes 0.712%, 06/25/36 (a)	5,721,031	2,376,790

Provident Funding Mortgage Loan Trust 4.634%, 10/25/35 (a)	468,412	365,808
5.041%, 05/25/35 (a)	3,009,708	1,938,859
Residential Accredit Loans, Inc. 0.612%, 10/25/46 (a)	5,798,768	4,616,785
0.682%, 01/25/37 (a)	1,018,492	416,969
0.922%, 10/25/45 (a)	869,055	349,826
5.813%, 12/25/35 (a)	5,151,635	2,870,475
Residential Funding Mortgage Securities I 4.750%, 12/25/18	3,349,550	3,339,082
SACO I, Inc. (144A) 8.965%, 06/25/21 (a)	4,127,120	4,336,283
Structured Adjustable Rate Mortgage Loan Trust
5.368%, 05/25/35 (a)	9,357,519	4,539,584
Structured Asset Mortgage Investments, Inc. 0.702%, 09/25/37 (a)	4,979,520	1,513,854
0.702%, 07/25/46 (a)	702,253	273,736
0.732%, 08/25/36 (a)	871,114	318,386
Thornburg Mortgage Securities Trust 0.627%, 05/25/46 (a)	779,273	741,438
0.632%, 06/25/36 (a)	4,786,704	4,714,272
0.652%, 06/25/37 (a)	8,374,527	7,403,540
6.200%, 09/25/37 (a)	342,338	214,061
6.210%, 09/25/37 (a)	368,435	255,624
WaMu Mortgage Pass-Through Certificates 0.782%, 11/25/45 (a)	168,046	68,222
0.792%, 12/25/45 (a)	4,651,294	1,888,901
0.812%, 12/25/45 (a)	368,417	153,029
0.842%, 08/25/45 (a)	418,495	177,709
0.922%, 08/25/45 (a)	859,922	293,805
Zuni Mortgage Loan Trust 0.652%, 08/25/36 (a)	729,517	694,358

		101,374,176

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—1.7%
Banc of America Commercial Mortgage, Inc. 5.620%, 02/10/51	$80,000	$58,754
Credit Suisse Mortgage Capital Certificates 5.311%, 12/15/39	5,100,000	3,251,136
CS First Boston Mortgage Securities Corp. 4.889%, 11/15/37 (a)	4,280,000	1,940,431
JPMorgan Chase Commercial Mortgage Securities Corp.
4.951%, 01/12/37 (a)	4,950,000	2,279,296
4.999%, 10/15/42 (a)	3,100,000	1,541,266
5.420%, 01/15/49	780,000	527,141

5.429%, 12/12/43	8,240,000	5,660,358
LB-UBS Commercial Mortgage Trust 4.858%, 12/15/39 (a)	5,500,000	2,518,955
5.661%, 03/15/39 (a)	3,480,000	2,650,331
Merrill Lynch Mortgage Trust 5.657%, 05/12/39 (a)	2,757,500	1,994,702

		22,422,370

Federal Agencies—65.8%
Federal Home Loan Bank 2.450%, 05/04/09	7,900,000	7,914,078
5.250%, 12/11/20	12,000,000	13,300,656
Federal Home Loan Mortgage Corp. 3.250%, 02/25/11	14,040,000	14,492,327
4.000%, 05/01/19	127,585	130,289
4.087%, 01/01/35 (a)	70,814	72,123
4.159%, 01/01/35 (a)	129,446	132,045
4.500%, 04/15/32	304,579	308,213
4.500%, 04/01/33	1,840,833	1,884,876
4.500%, 04/01/35	1,438,638	1,470,586
5.000%, 12/01/18	1,264,345	1,315,141
5.000%, 08/01/19	1,826,932	1,905,300
5.000%, 08/01/33	222,742	230,653
5.000%, 12/01/34	319,501	330,549
5.000%, 10/01/35	7,846,318	8,112,740
5.000%, 05/01/36	2,272,328	2,349,485
5.125%, 11/17/17 (b)	6,500,000	7,251,809
5.250%, 04/18/16 (b)	8,480,000	9,595,731
5.500%, 07/01/35	1,900,473	1,976,288
5.500%, 10/01/35	6,856,670	7,130,201
5.500%, 07/01/37	3,513,623	3,649,749
5.500%, 12/01/37	121,900,692	126,625,850
5.553%, 11/01/37 (a)	1,371,924	1,422,688
5.672%, 01/01/37 (a)	1,038,387	1,076,070
5.762%, 02/01/37 (a)	131,197	136,349
5.823%, 11/01/37 (a)	1,186,498	1,233,297
5.870%, 01/01/37 (a)	1,749,889	1,815,522
5.887%, 05/01/37 (a)	291,634	303,165
5.932%, 05/01/37 (a)	330,630	343,985
6.000%, 10/01/10	89	91
6.000%, 10/01/28	64,388	67,943
6.000%, 11/01/28	75,858	80,046
6.000%, 12/01/31	75,026	78,934
6.000%, 10/01/37	6,171,690	6,459,361
6.000%, 12/01/37	60,950,391	63,791,370

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-190

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp.

6.000%, TBA	$1,000,000	$1,045,312
6.400%, 10/01/36 (a)	669,932	697,038
6.500%, 08/01/13	10,340	10,752
6.500%, 03/01/26	1,997	2,127
6.500%, 07/01/26	39,904	42,503
6.500%, 09/01/31	132,558	140,887
7.000%, 07/01/11	3,149	3,270
7.500%, 05/01/32	215,017	232,114
8.000%, 12/01/19	9,274	9,831
8.000%, 07/01/20	23,800	25,249
8.000%, 09/01/30	17,417	19,003
8.500%, 06/15/21	136,252	145,577
9.000%, 10/01/17	3,329	3,661
Federal National Mortgage Association 4.000%, 08/01/19	90,657	92,691
4.000%, 08/01/20	985,661	1,004,696
4.000%, 05/01/33	737,612	744,723
4.233%, 12/01/34 (a)	201,253	205,165
4.337%, 11/01/34 (a)	132,339	134,151
4.500%, 05/01/19	972,756	1,007,492
4.500%, 09/01/19	2,256,714	2,337,297
4.500%, 03/01/20	438,875	453,449
4.500%, 04/01/20	16,088	16,623
4.500%, 08/01/35	150,923	154,444
4.500%, 10/01/35	339,402	347,320
4.750%, 11/19/12 (b)	7,550,000	8,277,231
5.000%, 10/01/17	2,036,822	2,130,558
5.000%, 12/01/17	11,535,711	12,066,594
5.000%, 02/01/18	2,446,618	2,558,222
5.000%, 03/01/18	2,011,391	2,101,798
5.000%, 04/01/18	2,938,055	3,070,513
5.000%, 05/01/18	931,302	973,288
5.000%, 06/01/18	2,817,358	2,944,375
5.000%, 11/01/18	3,085,294	3,224,389
5.000%, 10/01/20	1,730,497	1,800,943
5.000%, 11/01/33	9,115,481	9,436,660
5.000%, 07/01/34	10,988,868	11,365,751
5.000%, 08/01/34	983,617	1,017,352
5.000%, 03/01/35	722,441	747,218
5.000%, 06/01/35	10,103,596	10,450,118
5.000%, 08/01/35	7,345,301	7,596,074
5.000%, 09/01/35	2,974,396	3,075,943
5.000%, 10/01/35	10,121,207	10,466,752
5.000%, 12/01/35	537,934	556,299
5.000%, 11/01/36	2,408,618	2,490,849
5.000%, 06/01/38	60,360	62,351
5.000%, 07/01/38	7,256,970	7,496,381
5.000%, 02/01/39	1,999,901	2,065,879
5.000%, TBA	113,000,000	116,601,875
5.405%, 01/25/43 (a)	766,558	775,723
5.500%, 03/15/11	13,980,000	15,079,429
5.500%, 08/01/22	568,678	593,567
5.500%, 12/01/22	46,278	48,304
5.500%, 09/01/24	2,857,552	2,982,917
5.500%, 02/01/35	12,275,540	12,798,209

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
5.500%, 04/01/35	$2,967,907	$3,086,854
5.500%, 09/01/35	9,474,573	9,854,296
5.500%, 12/01/35	789,403	821,041
5.500%, 02/01/36 (a)	15,228,512	15,724,594
5.500%, 11/01/36	20,975,985	21,796,998
5.500%, 08/01/37	13,438,827	13,977,429
5.500%, 04/01/38	283,969	295,023
5.500%, 05/01/38	1,887,071	1,960,531
5.500%, TBA	56,800,000	59,214,000
5.565%, 05/01/36 (a)	13,104,766	13,598,146
5.746%, 08/01/37 (a)	11,902,342	12,329,133
6.000%, 06/01/32	213,108	223,874
6.000%, 01/01/33	757,008	795,250
6.000%, 04/01/35	6,555,368	6,879,260
6.000%, 10/01/36	11,710,521	12,252,704
6.000%, 11/01/36	10,122,594	10,591,259
6.000%, 09/01/37	153,978	161,003
6.000%, 10/01/37	22,842,098	23,884,100
6.000%, 11/01/37	55,956,473	58,509,072
6.000%, TBA	1,800,000	1,882,937
6.473%, 07/01/37 (a)	689,077	724,214
6.500%, 12/01/10	932	957
6.500%, 04/01/13	33,466	35,195
6.500%, 07/01/13	18,813	19,784
6.500%, 06/01/17	314,598	329,912
6.500%, 03/01/26	3,691	3,936
6.500%, 12/01/27	6,542	6,946
6.500%, 04/01/29	211,685	225,253
6.500%, 05/01/32	396,460	418,048
6.500%, 07/01/32	2,668,863	2,847,524
6.500%, 09/01/34	314,111	332,414
6.500%, 11/01/36	560,485	591,131
6.500%, 09/01/37	821,495	866,367
6.500%, 10/01/37	54,706	57,694
6.500%, TBA	20,000,000	21,062,500
7.000%, 12/01/14	19,930	20,830
7.000%, 07/01/15	3,711	3,890
7.000%, 11/01/23	5,145	5,549
7.000%, 02/01/28	16,206	17,498
7.000%, 10/01/28	126,977	137,142
7.000%, 11/01/28	7,055	7,550
7.000%, 02/01/29	29,649	32,015
7.000%, 01/01/30	12,822	13,852
7.000%, 11/01/31	87,666	94,469
7.000%, 01/01/34	536,176	575,621
7.500%, 02/01/16	67,787	71,255
7.500%, 11/01/29	57,490	62,329
7.500%, 11/01/30	19,939	21,589
7.500%, 01/01/31	8,914	9,652
7.500%, 04/01/32	42,243	45,538
7.500%, 05/01/32	27,117	29,231
8.000%, 05/01/28	8,904	9,719
8.000%, 08/01/30	3,191	3,468
8.000%, 10/01/30	10,679	11,609
8.000%, 02/01/31	285,577	310,787

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-191

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Fixed Income—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
8.000%, 07/01/32	$1,361	$1,477
11.500%, 09/01/19	515	584
12.000%, 10/01/15	30,374	34,204
12.000%, 01/15/16	1,322	1,501
12.500%, 09/20/15	1,964	2,233
12.500%, 01/15/16	13,495	15,464
Government National Mortgage Association
5.500%, 09/15/34	1,916,733	2,001,697
5.500%, 06/15/35	596,304	622,364
5.500%, 12/15/35	4,065,596	4,243,274
6.000%, 03/15/33	4,166,854	4,382,812
6.000%, 10/15/36	542,032	567,448
6.000%, 02/15/37	120,329	126,064
6.000%, 11/15/37	162,371	169,997
6.000%, TBA	20,200,000	21,077,448
6.500%, 06/15/31	26,849	28,587
6.500%, 08/15/34	645,454	678,784
7.000%, 09/15/31	34,768	37,383
7.500%, 01/15/29	13,903	14,997
7.500%, 09/15/29	13,627	14,699
7.500%, 02/15/30	17,980	19,242
7.500%, 05/15/30	13,061	14,052
7.500%, 09/15/30	26,700	28,725
8.500%, 05/15/18	19,780	21,429
8.500%, 06/15/25	107,150	115,525
9.000%, 04/15/09	15	15
9.000%, 05/15/09	25	26
9.000%, 09/15/09	573	584
9.000%, 12/15/16	10,198	11,002

		881,793,036

Government Agency—1.4%
Financing Corp. Strips Zero Coupon, 06/27/11	13,949,000	13,271,092
National Archives Facility Trust 8.500%, 09/01/19	4,608,374	5,588,852

		18,859,944

U.S. Treasury—23.9%
U.S. Treasury Bond Principal Strip Zero Coupon, 11/15/09	7,500,000	7,469,265
U.S. Treasury Bonds 7.125%, 02/15/23 (b)	25,770,000	36,239,063
U.S. Treasury Inflation Indexed Bonds (TII)
2.000%, 01/15/26 (c)	26,506,407	26,208,210
2.375%, 01/15/27	10,091,634	10,539,450
U.S. Treasury Inflation Indexed Notes (TII) 0.875%, 04/15/10 (b)	25,318,714	25,192,120
1.375%, 07/15/18 (b) (c)	9,143,953	9,069,659
2.125%, 01/15/19 (b)	226,159	240,789
U.S. Treasury Notes 2.375%, 03/31/16	47,540,000	47,848,249
3.750%, 11/15/18 (b)	125,000,000	136,260,000

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
4.000%, 08/31/09 (b)	$14,790,000	$15,010,696
4.000%, 08/15/18	20,000	22,225
4.750%, 05/31/12	5,370,000	5,955,244

		320,054,970

Total Fixed Income (Identified Cost $1,474,368,938)		1,392,144,675

Options Purchased—0.1%
Security Description	Contracts/ Shares	Value

Call Options—0.1%
U.S. Treasury Bond 30 Year Future	182	335,563
U.S. Treasury Note 10 Year Future	271	275,234

Total Options Purchased (Identified Cost $519,179)		610,797

Preferred Stock—0.0%

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (b)	150,025	69,012
Federal National Mortgage Association (b)	108,775	77,230

Total Preferred Stock (Identified Cost $6,470,000)		146,242

Short Term Investments—21.9%
Security Description	Par Amount/Shares	Value

Discount Notes—4.2%
Federal National Mortgage Association 0.010%, 05/05/09	$56,100,000	56,033,771

Mutual Funds—9.8%
State Street Navigator Securities Lending Prime Portfolio (d)	131,264,628	131,264,628

Repurchase Agreement—1.7%
Deutsche Bank Repurchase Agreement dated 03/31/09 at 0.170% to be repurchased at $23,500,111 on 04/01/09, collateralized by $22,073,000 Federal Home Loan Mortgage Corp. 4.125% due 12/21/12 with a value of $23,969,998.	23,500,000	23,500,000

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-192

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Short Term Investments—(Continued)

Security Description	Par Amount/Shares	Value

U.S. Treasury—6.2%
U.S. Treasury Bills 0.010%, 06/25/09	$50,000,000	$49,984,653
0.010%, 03/11/10 (b)	32,900,000	32,729,607

		82,714,260

Total Short Term Investments (Identified Cost $293,512,659)		293,512,659

Total Investments—125.9% (Identified Cost $1,774,870,776) (e)		1,686,414,373
Liabilities in excess of other assets		(346,725,953)

Total Net Assets—100%		$1,339,688,420

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2009.
(b)	All or a portion of the security was on loan. As of March 31, 2009, the market value of securities loaned was $129,078,072 and the collateral received consisted of cash in the amount of $131,264,628. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	All or a portion of the security was pledged as collateral against open futures contracts.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $1,774,870,776 and the composition of unrealized appreciation and depreciation of investment securities was $39,101,848 and $(127,558,251), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2009, the market value of 144A securities was $35,664,876, which is 2.7% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2009	Unrealized Appreciation/ Depreciation
90 Day Eurodollar Futures	12/13/2010	106	$25,791,590	$26,017,700	$226,110
90 Day Eurodollar Futures	9/13/2010	421	102,983,757	103,550,213	566,456
90 Day Eurodollar Futures	3/15/2010	170	41,863,265	41,947,500	84,235
90 Day Eurodollar Futures	9/14/2009	421	101,578,130	104,097,513	2,519,383
90 Day Eurodollar Futures	6/14/2010	384	94,102,853	94,603,200	500,347
90 Day Eurodollar Futures	3/14/2011	407	99,489,569	99,745,525	255,956
U.S. Treasury Notes 10 Year Futures	6/19/2009	1,816	219,820,977	225,325,875	5,504,898

Futures Contracts-Short
U.S. Treasury Bond Futures	6/19/2009	(226)	(28,285,827)	(29,312,906)	(1,027,079)
U.S. Treasury Notes 5 Year Futures	6/30/2009	(1,918)	(224,588,682)	(227,792,469)	(3,203,787)

Net Unrealized Appreciation					$5,426,519

Options Written
Options Written-Calls	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 3/31/2009	Unrealized Appreciation/ Depreciation
Eurodollar Futures 97.625 Call	9/14/2009	(842)	$(650,540)	$(2,747,025)	$(2,096,485)
U.S. Treasury Bond Futures 137 Call	5/22/2009	(182)	(84,494)	(108,063)	(23,569)
U.S. Treasury Notes 10 Year Futures 127.5 Call	5/22/2009	(271)	(108,874)	(88,922)	19,952

Options Written-Puts
U.S. Treasury Bond Futures 120 Put	5/22/2009	(182)	(152,744)	(76,781)	75,963
U.S. Treasury Notes 10 Year Futures 117 Put	5/22/2009	(271)	(168,156)	(33,875)	134,281

Net Unrealized Depreciation					$(1,889,858)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-193

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$131,875,426	$3,536,661
Level 2—Other Significant Observable Inputs	1,554,538,947	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,686,414,373	$3,536,661

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-194

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of March 31, 2009 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Capital Guardian U.S. Equity Portfolio, (Class A) (a)	22,773,440	$134,363,297
FI Value Leaders Portfolio, (Class A) (a)	1,428,557	128,684,412
Jennison Growth Portfolio, (Class A) (a)	18,122,957	140,634,144

Total Mutual Funds (Identified Cost $652,126,806)		403,681,853

Total Investments—100.0% (Identified Cost $652,126,806) (b)		403,681,853
Liabilities in excess of other assets		(23,892)

Net Assets—100%		$403,657,961

(a)	A Portfolio of the Metropolitan Series Fund, Inc.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2009 was $652,126,806 and the unrealized depreciation of investment securities was $(248,444,953).

The Portfolio has adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$403,681,853	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$403,681,853	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-195

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND, INC.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	May 21, 2009

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	May 21, 2009

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.